[AMERICAN SKANDIA ADVISOR FUNDS LOGO]

                                        American Skandia Advisor Funds, Inc.

                                        ANNUAL REPORT TO SHAREHOLDERS

                                        October 31, 2000

ASAF
AMERICAN SKANDIA ADVISOR FUNDS
[STAR GRAPHICS]
                                        Investment Tools
                                        for Tomorrow
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[AMERICAN SKANDIA ADVISOR FUNDS LOGO]
[STAR GRAPHICS]
Table of Contents

AMERICAN SKANDIA ADVISOR FUNDS, INC.
  Performance Information ........................................................................   1
  Schedules of Investments .......................................................................  21
  Financial Statements ...........................................................................  84

AMERICAN SKANDIA MASTER TRUST
  Schedules of Investments ....................................................................... 135
  Financial Statements ........................................................................... 154

- ASAF Founders International Small Capitalization Fund

- ASAF Janus Small-Cap Growth Fund

- ASAF Gabelli Small-Cap Value Fund

- ASAF American Century Strategic Balanced Fund

- ASAF Federated High Yield Bond Fund

- ASAF Alliance Growth Fund

- ASAF Alliance Growth and Income Fund

- ASAF Janus Overseas Growth Fund

- ASAF Marsico Capital Growth Fund

- ASAF Neuberger Berman Mid-Cap Growth Fund

- ASAF Neuberger Berman Mid-Cap Value Fund

- ASAF AIM International Equity Fund

- ASAF Sanford Bernstein Managed Index 500 Fund

- ASAF MFS Growth with Income Fund

- ASAF Kemper Small-Cap Growth Fund

- ASAF Alger All-Cap Growth Fund

- ASAF Gabelli All-Cap Value Fund

- ASAF INVESCO Technology Fund

- ASAF Janus Mid-Cap Growth Fund

- ASAF Rydex Managed OTC Fund

- ASAF American Century International Growth Fund

- ASAF Janus Capital Growth Fund

- ASAF INVESCO Equity Income Fund

- ASAF PIMCO Total Return Bond Fund

- ASAF JPM Money Market Fund

                                                                October 31, 2000

Dear Fellow Shareholder:

As the year winds down, we can use the clarity of hindsight to reflect on the choices we've made along the way. Once again, the long-term approach to investing that's been the basis of American Skandia's business from the beginning has proven to be a sound choice. And, as markets swung up and down, our independent management method was also confirmed as a better way to go.

The success of the American Skandia approach led to the addition of five new funds on September 11, 2000, including ASAF Janus Mid-Cap Growth, and four new special equity funds: ASAF Rydex Managed OTC, ASAF INVESCO Technology, ASAF Gabelli All-Cap Value, and ASAF Alger All-Cap Growth. These five new funds proved popular on their introduction, attracting more than $47 million in shareholder investments in their initial seven weeks of operations.

It isn't hard to understand why it has become increasingly complex to select mutual funds. Just look at the numbers. In January 1990, there were 2,712 mutual fund choices. In December 1999 there were 7,791.* With American Skandia, you don't have to filter through all those choices. We do it for you by continually monitoring the mutual fund managers, selecting proven performers in their asset class and style, and making those fund managers available to you through the American Skandia Advisor Funds.

Another significant benefit of our independent money manager approach is that you're never locked in to one particular investment style. You have 17 independent money managers from which to choose, across most asset classes and styles. They're not just leaders in their field, they use distinctive approaches to investing in the market, which translates into your having more range.

The formula works. American Skandia Advisor Funds has enjoyed substantial growth during 2000. As of October 31, 2000, assets of the funds had grown to more than $6.9 billion. We are very excited about the investment portfolios that we offer. And we're committed to continuing to enhance one of the strongest lineups of money managers in the industry.

As always, we value your confidence and welcome any comments or questions you may have.

Sincerely,

/s/ Wade A. Dokken
WADE A. DOKKEN
Chairman
American Skandia Investment Services, Incorporated
This letter is authorized for use only with shareholders of the American Skandia Advisor Funds. The American Skandia Advisor Funds are distributed by American Skandia Marketing, Incorporated, located at One Corporate Drive, Shelton, CT 06484. 1-800-SKANDIA.

Please refer to your prospectus, which contains more complete information on charges, expenses and risks. It should be read carefully before you invest or send money.

* Source: Investment Company Institute.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

PERFORMANCE INFORMATION AND COMMENTARY
--------------------------------------------------------------------------------

     The following pages present information on the investment performance of each Fund which had been in operation for at least six months at October 31, 2000, other than the JPM Money Market Fund, including comparisons with relevant market indexes. Commentary by each Fund's sub-advisor regarding its performance and relevant market conditions is also provided.

DEFINITIONS OF TERMS

     TOTAL RETURN is net of all fund expenses and shows how the value of a fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

     NAV -- Net asset value is the value of a fund's assets, minus its liabilities, divided by the number of outstanding shares. NAV total returns do not reflect initial or contingent deferred sales charges.

     POP -- Public offering price is the net asset value of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP total returns shown for Class A shares reflect the 4.25% maximum sales charge on the Federated High Yield Bond and PIMCO Total Return Bond Funds, and the 5.75% maximum sales charge on all other Funds.

     CDSC -- Contingent deferred sales charge is a charge applied at the time of redemption, which declines the longer the shares have been held. CDSC total returns assume redemption at the end of the period. CDSC total returns for Class X shares reflect the crediting of bonus shares at the time of purchase.

EXPLANATIONS OF MARKET INDEXES

     S&P 500 INDEX -- The Standard & Poor's 500 Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and over-the-counter market.

     S&P 400 INDEX -- The Standard & Poor's Mid-Cap 400 Index is an unmanaged capitalization-weighted index of 400 domestic stocks chosen for market size (median market capitalization of about $1.7 billion as of October 2000).

     RUSSELL 2000 INDEX -- The Russell 2000 Index is an unmanaged capitalization-weighted index which is comprised of 2,000 of the smallest capitalized U.S. domiciled companies whose common stock is traded in the U.S. on the New York Stock Exchange, American Stock Exchange, and over-the-counter market.

     ML HIGH YIELD INDEX -- The Merrill Lynch High Yield Index is an unmanaged index of publicly traded non-convertible U.S. bonds rated below investment grade.

     LB AGGREGATE INDEX -- The Lehman Brothers Aggregate Bond Index is an unmanaged capitalization-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities.

     MSCI EAFE INDEX -- The Morgan Stanley Capital International Europe, Australasia, Far East Index is an unmanaged capitalization-weighted index generally accepted as a benchmark for major overseas markets.

     BLENDED INDEX -- The Blended Index is calculated by weighting the S&P 500 Index at 60% and the Lehman Brothers Government/Corporate Bond Index at 40%. The Lehman Brothers Government/ Corporate Bond Index is an unmanaged index comprised of intermediate and long-term government and investment grade corporate debt securities.

     All index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly in an index.

ASAF FOUNDERS INTERNATIONAL

SMALL CAPITALIZATION FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2000, the ASAF Founders International Small Capitalization Fund's Class A shares had a NAV total return of 22.04%, compared to the unmanaged MSCI EAFE Index's decline of -2.90%.

Significant macroeconomic events during the period between November 1, 1999 and October 31, 2000 -- such as the highly scrutinized NASDAQ's erratic behavior and a hefty rise in oil prices -- helped trigger a sharp swing from investor confidence to widespread uncertainty. Before this swing, the Fund benefited in late 1999 and early 2000 from exceptionally strong stock performance, most notably from growth companies representing the Technology sector. Japanese and other Asian companies were particularly strong contributors. However, by mid-March investors began questioning the valuations of many technology companies, choosing to gravitate toward large companies with high liquidity rather than stay in the more volatile international small-cap arena. Furthermore, the euro's weakness resulted in declining rates of return when converting the euro assets in the Fund into U.S. dollars and the Japanese market lost ground even after it appeared to have reached bottom. The very types of companies that aided the Fund's performance prior to March -- namely technology and Japanese firms -- proved burdensome as the markets spiraled downward.

In response, Founders has been reducing the Fund's positions in technology and pursuing more attractive opportunities elsewhere. For example, the world's voracious appetite for energy shows no signs of weakening at this juncture, and therefore Founders has added to the Fund's positions in the Oil Services sector. Healthcare stocks are also showing strong long-term growth potential, due in large part to the aging of the world's population. Meanwhile, Founders remains dedicated to its bottom-up approach, which it continues to apply during these volatile times.

Comparison of Change in the Value of a $10,000 Investment

                                                                FUND'S CLASS A SHARES AT POP             MSCI EAFE INDEX
                                                                ----------------------------             ---------------
7/28/97                                                                    9425.00                           10000.00
10/31/97                                                                   9302.00                            9020.00
10/31/98                                                                   9704.00                            9890.00
10/31/99                                                                  12813.00                           12169.00
10/31/00                                                                  15637.00                           11819.00

             AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2000

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  22.04%       15.00%       21.47%       15.47%       21.10%       20.10%       21.34%       18.45%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 7/28/97              16.78%       14.68%       16.22%       15.56%       16.09%       16.09%       16.18%       16.20%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF JANUS

SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2000, the ASAF Janus Small-Cap Growth Fund's Class A shares had a NAV total return of 1.69%, compared to a return of 17.40% for the unmanaged Russell 2000 Index.

After finishing 1999 on a high note, stock markets turned south in 2000. Interest rate fears, concerns over soft corporate earnings and worries about stock market valuations, combined to increase investor uncertainty and undermine the market's positive momentum. As investors' risk aversion increased, many of the Fund's holdings lost significant value and have yet to rebound, resulting in the disappointing performance for the fiscal year.

Perhaps no sector was harder hit than business-to-consumer (B2C) Internet stocks. Fortunately, Janus significantly reduced the Fund's exposure to B2C Internet stocks early in the period, avoiding much of the carnage in that sector. However, the Fund's media stocks -- particularly radio holdings such as Radio One and Westwood One -- were indirectly victimized by the dot-com washout, when previously free-spending Internet companies suddenly cut their advertising budgets. Meanwhile, many of the Fund's holdings performed exceptionally well, notably business-to-business (B2B) Internet stocks such as PurchasePro and Commerce One.

Janus remains optimistic about the prospects for the Fund's holdings. Although they believe volatility in the broader market will likely intensify, as investors reevaluate the prospects of their holdings against a backdrop of a moderating economy, Janus' research suggests the fundamentals of the Fund's holdings remain widely underappreciated and that they possess attractive potential over the next three to five years.

Comparison of Change in the Value of a $10,000 Investment

                                                                FUND'S CLASS A SHARES AT POP            RUSSELL 2000 INDEX
                                                                ----------------------------            ------------------
7/28/97                                                                    9425.00                           10000.00
10/31/97                                                                   9368.00                           10496.00
10/31/98                                                                   8577.00                            9252.00
10/31/99                                                                  16107.00                           10818.00
10/31/00                                                                  16379.00                           12697.00

             AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2000

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                   1.69%       -4.15%        1.29%       -4.65%        1.23%        0.23%        1.17%       -2.24%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 7/28/97              18.45%       16.32%       17.89%       17.25%       17.91%       17.91%       17.89%       17.95%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

ASAF GABELLI SMALL-CAP VALUE FUND
(Formerly the ASAF T. Rowe Price Small Company Value Fund)
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2000, the ASAF Gabelli Small-Cap Value Fund's Class A shares had a NAV total return of 21.99%, compared with a return of 17.40% for the unmanaged Russell 2000 Index.

Gabelli Asset Management Company replaced T. Rowe Price as sub-advisor to the Fund on September 11, 2000 and the name of the Fund changed to the ASAF Gabelli Small-Cap Value Fund. During the first seven weeks under Gabelli's management, the Fund's holdings were substantially repositioned to reflect their fundamental, bottoms-up, buy and hold investment style.

Gabelli views the small capitalization market as a research driven, stock picker's paradise. Unlike the large-cap market, where most companies are already followed by dozens of Wall Street analysts, the small-cap market is largely unclaimed territory. Gabelli's analysts do in-depth research on small companies largely ignored by Wall Street analysts, seeking companies having a strong or dominant market share, a niche franchise in a growing and/or consolidating industry, and a shareholder-sensitive management team.

Small-cap stocks have performed relatively well in this erratic market. Gabelli believes this reflects investor recognition of the attractive fundamentals in this sector. Due to economic and political crosscurrents, the outlook for the broad market is even more cloudy than usual. However, Gabelli believes disciplined small-cap value investing can produce solid returns.

[LINE GRAPH]

Comparison of Change in the Value of a $10,000 Investment



                                                                FUND'S CLASS A SHARES AT POP            RUSSELL 2000 INDEX
                                                                ----------------------------            ------------------
7/28/97                                                                    9425.00                           10000.00
10/31/97                                                                   9859.00                           10496.00
10/31/98                                                                   8367.00                            9252.00
10/31/99                                                                   8439.00                           10818.00
10/31/00                                                                  10295.00                           12697.00

             AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2000

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  21.99%       15.02%       21.45%       15.45%       21.34%       20.34%       21.57%       18.60%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 7/28/97               2.74%        0.89%        2.23%        1.35%        2.20%        2.20%        2.26%        1.88%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF AMERICAN CENTURY

STRATEGIC BALANCED FUND
--------------------------------------------------------------------------------

The ASAF American Century Strategic Balanced Fund's Class A shares had a NAV total return of 4.87% for the fiscal year ended October 31, 2000, compared to a return of 6.49% for the unmanaged blended benchmark index (60% S&P 500 Index, 40% Lehman Brothers Government/Corporate Bond Index).

The return of the equity portion of the Fund trailed the S&P 500 Index. The Fund's orientation toward growth stocks contributed to its lagging performance. American Century's stock selection process for the Fund emphasizes growth measures, such as earnings growth and earnings surprises. This is taken a step further when it comes to technology stocks -- growth measures are almost exclusively used when evaluating companies in this sector. This approach was beneficial in the first half of the period, when growth stocks were the market leaders, but much less successful in the last six months, when growth shares fell out of favor and value stocks performed the best. For the entire fiscal year, the S&P 500/ BARRA Value Index returned 9.68%, while the S&P 500/BARRA Growth Index returned 2.07%. However, American Century's stock-picking approach also incorporates value measures, such as price/earnings and price/book ratios, so the Fund had some exposure to value stocks.

The return of the Lehman Brothers Government/Corporate Bond Index also edged out the return on the fixed income portion of the Fund during the 12-month period. The difference was due, in part, to sector allocation -- compared with the Index, the Fund was slightly underweight Treasuries and overweight corporates for the entire period, and Treasuries handily outperformed corporates.

[LINE GRAPH]

Comparison of Change in the Value of a $10,000 Investment

                                                                FUND'S CLASS A SHARES AT POP              BLENDED INDEX
                                                                ----------------------------              -------------
7/28/97                                                                    9425.00                           10000.00
10/31/97                                                                   9416.00                            9860.00
10/31/98                                                                  10350.00                           11621.00
10/31/99                                                                  12327.00                           13305.00
10/31/00                                                                  12917.00                           14168.00

             AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2000

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                   4.87%       -1.21%        4.27%       -1.73%        4.35%        3.35%        4.27%        0.88%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 7/28/97              10.14%        8.16%        9.55%        8.79%        9.55%        9.55%        9.52%        9.36%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

ASAF FEDERATED HIGH

YIELD BOND FUND
--------------------------------------------------------------------------------

The ASAF Federated High Yield Bond Fund's Class A shares had a NAV total return of -3.20% for the fiscal year ended October 31, 2000, compared to a return of -1.17% for the unmanaged Merrill Lynch High Yield Index.

The high yield market, as well as the Fund, has been negatively impacted by four main factors. Default rates for high yield bonds have risen substantially compared to the last several years; mutual funds have experienced substantial outflows over the past year putting consistent selling pressure on the market; equity values have declined dramatically since early 2000 peaks, especially in the Telecommunications sector, impacting the bonds of those companies; and the slowing of the U.S. economy late in the period has increased the risk of recession. These factors caused the high yield market to substantially underperform investment grade bonds.

The Fund underperformed the Index for several reasons. The Fund was overweight the B-rated sector and underweight the BB-rated sector relative to the Index. In a period of widening credit spreads, BB-rated paper substantially outperformed B-rated paper. The Fund was underweight the Homebuilding, Gaming and Energy sectors, which outperformed the overall market. Finally, the Fund has substantial exposure to the zero coupon step-up segment of the market which underperformed given volatile market conditions. The Index does not contain these types of securities. Offsetting some of the negatives, the Fund had several issuers such as Verio, Voicestream, R&B Falcon, International Home Foods and Triarc, which were acquired or announced plans to be acquired causing their bond prices to substantially outperform the overall market.

[LINE GRAPH]

Comparison of Change in the Value of a $10,000 Investment

                                                                FUND'S CLASS A SHARES AT POP           ML HIGH YIELD INDEX
                                                                ----------------------------           -------------------
7/28/97                                                                    9575.00                           10000.00
10/31/97                                                                   9554.00                           10215.00
10/31/98                                                                   9714.00                           10318.00
10/31/99                                                                  10267.00                           10825.00
10/31/00                                                                   9943.00                           10697.00

             AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2000

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  -3.20%       -7.36%       -3.68%       -8.95%       -3.68%       -4.56%       -3.80%       -6.66%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 7/28/97               1.15%       -0.18%        0.66%       -0.08%        0.64%        0.64%        0.63%        0.44%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF ALLIANCE GROWTH FUND
(Formerly the ASAF Oppenheimer Large-Cap Growth Fund)
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2000, the ASAF Alliance Growth Fund's Class A shares had a NAV total return of 19.38%, compared to a return of 6.08% for the unmanaged S&P 500 Index.

On May 1, 2000, Alliance Capital Management replaced OppenheimerFunds, Inc. as the Fund's sub-advisor and the name of the Fund changed to the ASAF Alliance Growth Fund.

During the period, stock market volatility was high due to a lack of visibility regarding the extent of the economic slowdown and its impact on corporate profits. The sell-off in the Technology sector, which began in March, continued as bellwether companies including Nokia, Intel and Dell issued profit warnings.

Despite slower economic growth and decelerating profit growth, Alliance believes the prospective earnings growth for the companies in the Fund remains very attractive on a relative basis. They remain focused on a relatively concentrated list of high quality growth stocks that they believe will continue to generate superior investment returns.

Comparison of Change in the Value of a $10,000 Investment


                                                                FUND'S CLASS A SHARES AT POP              S&P 500 INDEX
                                                                ----------------------------              -------------
12/31/97                                                                   9425.00                           10000.00
10/31/98                                                                   9840.00                           11463.00
10/31/99                                                                  12856.00                           14405.00
10/31/00                                                                  15357.00                           15280.00

             AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2000

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  19.38%       12.60%       18.84%       12.84%       18.82%       17.82%       18.89%       15.87%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 12/31/97             18.79%       16.33%       18.29%       17.25%       18.16%       18.16%       18.19%       18.19%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

ASAF ALLIANCE GROWTH AND INCOME FUND
(Formerly the ASAF Lord Abbett Growth and Income Fund)
--------------------------------------------------------------------------------

The ASAF Alliance Growth and Income Fund's Class A shares had a NAV total return of 11.60% for the fiscal year ended October 31, 2000, as compared to a return of 6.08% for the unmanaged S&P 500 Index.

On May 1, 2000 Alliance Capital Management replaced Lord Abbett as the Fund's sub-advisor and the name of the Fund changed to the ASAF Alliance Growth and Income Fund.

The Fund's performance has benefited from the market's heightened sensitivity to risk, and subsequent rotation into more conservatively valued investments, as well as good stock selection. The proclivity of Alliance's stock model to identify good businesses at cheap prices has been the right recipe for success in this unstable market. Areas of particularly good success included stable demand companies.

Alliance takes comfort in the notion that the laws of financial gravity have not been repealed. Through October, "new paradigm" pundits have been savaged this year as corrective forces have taken hold on the speculative valuations that had become the norm of the past few years. As has been the pattern of history many times over, high valuations are representative of high expectations which often times, prove impossible to achieve.

Comparison of Change in the Value of a $10,000 Investment


                                                                FUND'S CLASS A SHARES AT POP              S&P 500 INDEX
                                                                ----------------------------              -------------
12/31/97                                                                   9425.00                           10000.00
10/31/98                                                                   9942.00                           11463.00
10/31/99                                                                  11704.00                           14405.00
10/31/00                                                                  13061.00                           15280.00

             AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2000

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  11.60%       5.20%        11.12%        5.12%       11.05%       10.05%       11.06%        7.83%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 12/31/97             12.19%       9.88%        11.74%       10.58%       11.68%       11.68%       11.65%       11.48%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF JANUS OVERSEAS

GROWTH FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 1999, the ASAF Janus Overseas Growth Fund's Class A shares had a NAV total return of 22.92%, compared to a return of -2.90% for the unmanaged MSCI EAFE Index.

Rising energy prices, higher interest rates and fears that a slowdown in the U.S. economy would pressure corporate earnings kept a lid on equities during the year. While most European markets ended the period mixed, dollar-based returns were lower due to the decline of the euro. Japanese stocks mirrored the country's still-sluggish economy, while among emerging markets, Asian stocks were notably poor performers with some, such as South Korean issues, trading near lows touched during the 1998 Asian crisis.

While many of the fast-growing sectors in which the Fund was invested were hit hard, a number of the Fund's companies held up well. Examples included optical component manufacturer Furukawa Electric of Japan and Israel's Check Point Software, which is rapidly emerging as a leader in Internet security. At the same time, the Fund's wireless positions traded to a mixed finish. Many of the wireless-related companies gained substantially during the first few months of the period, only to be hit hard by concerns that the industry's outstanding growth rate was slowing.

Janus believes its success, during what proved to be an extremely volatile year, stands as evidence of the validity of their research-intense, company-by-company approach. During periods of extreme market volatility their strategy has been to remain highly selective in choosing stocks, while paying increasingly close attention to valuation and the underlying business fundamentals of the Fund's investments.

[LINE GRAPH]

Comparison of Change in the Value of a $10,000 Investment

                                                                FUND'S CLASS A SHARES AT POP             MSCI EAFE INDEX
                                                                ----------------------------             ---------------
12/31/97                                                                   9425.00                           10000.00
10/31/98                                                                   9943.00                           10982.00
10/31/99                                                                  13242.00                           13511.00
10/31/00                                                                  16277.00                           13117.00

             AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2000

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  22.92%       15.83%       22.25%       16.25%       22.29%       21.29%       22.34%       19.40%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 12/31/97             21.25%       18.74%       20.65%       19.65%       20.73%       20.73%       20.65%       20.72%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

ASAF MARSICO CAPITAL

GROWTH FUND
--------------------------------------------------------------------------------

The ASAF Marsico Capital Growth Fund's Class A shares had a NAV total return of 9.47% for the fiscal year ended October 31, 2000, compared with a return of 6.08% for the unmanaged S&P 500 Index.

The U.S. stock market has experienced significant fluctuations over the last year. At times, the market seemed to make major moves based on hard news, such as cyclically rising interest rates, higher energy prices, or a corporation's earnings announcement. However, the market also -- at times to a disconcerting degree -- seemed to trade based on short-term sentiment or perception, thereby creating a high degree of volatility that affected most of the market.

Performance early in the fiscal year was buoyed by the Fund's technology-related holdings, such as QUALCOMM, EMC Corporation, Cisco Systems and Sun Microsystems, as well as a diverse group of companies including Citigroup, Time Warner, and Genentech. The second fiscal quarter was characterized by a high degree of downside volatility, particularly in March. Some of the Fund's holdings in the Technology sector were able to produce solid returns for the quarter as a whole, while others (notably Lucent Technologies, QUALCOMM, and Dell Computer) struggled.

Over the latter half of the year, Marsico implemented a number of changes to the Fund's holdings. In general, they took these steps to attempt to add more balance to the Fund, as well as to strategically reposition the Fund for the possibility of a slower-growth economic environment. They reduced a number of higher multiple stock positions, generally in the technology-related area, increased positions in the Financial Services sector, and added selectively to health care and consumer-related companies.


Comparison of Change in the Value of a $10,000 Investment

                                                                FUND'S CLASS A SHARES AT POP              S&P 500 INDEX
                                                                ----------------------------              -------------
8/19/98                                                                    9425.00                           10000.00
10/31/98                                                                   9538.00                           10010.00
10/31/99                                                                  13752.00                           12620.00
10/31/00                                                                  15045.00                           13392.00

             AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2000

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                   9.47%        3.10%        8.89%        2.89%        8.90%        7.83%        8.83%        5.48%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 8/19/98              23.65%       20.37%       23.08%       21.66%       22.97%       22.97%       22.94%       22.92%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF NEUBERGER BERMAN

MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2000, the ASAF Neuberger Berman Mid-Cap Growth Fund's Class A shares had a NAV total return of 48.21%, outperforming the unmanaged S&P 400 Index, which returned 31.63%.

Mid-cap stocks excelled in fiscal 2000, particularly mid-cap growth stocks. The unmanaged S&P Mid-Cap 400/BARRA Growth Index returned 43.00% for the period. Even after this exceptional year, Neuberger Berman believes mid-cap stocks remain fundamentally attractive relative to large-cap stocks. Earnings growth rates are materially higher and valuations are still significantly lower. They believe merger and acquisition activity affirms there is still great value to be found in the mid-cap arena.

Technology investments strongly contributed to the Fund's performance during the period, led by positions in PMC Sierra, Veritas Software, and Network Appliance. Neuberger Berman's strategy of investing in profitable Internet infrastructure companies, rather than profitless "dot.coms," helped generate impressive absolute and relative returns. The Fund's healthcare holdings performed well, led by PE Biosystems, a manufacturer of gene sequencing equipment for genomic research. Fears of slowing consumer spending had a negative impact on the Fund's holdings in the Consumer Cyclical sector, which detracted from the overall performance of the Fund.

Comparison of Change in the Value of a $10,000 Investment

                                                                FUND'S CLASS A SHARES AT POP              S&P 400 INDEX
                                                                ----------------------------              -------------
8/19/98                                                                    9425.00                           10000.00
10/31/98                                                                  11122.00                            9997.00
10/31/99                                                                  15440.00                           12082.00
10/31/00                                                                  22884.00                           15902.00

             AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2000

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  48.21%       39.69%       47.52%       41.52%       47.58%       46.58%       47.46%       45.14%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 8/19/98              49.59%       45.62%       48.85%       47.72%       48.88%       48.88%       48.82%       49.39%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

ASAF NEUBERGER BERMAN

MID-CAP VALUE FUND
--------------------------------------------------------------------------------

The Class A shares of the ASAF Neuberger Berman Mid-Cap Value Fund had a NAV total return of 30.46% for the fiscal year ended October 31, 2000. This compares to a 31.63% return for the unmanaged S&P 400 Index.

The Fund handily outperformed the unmanaged S&P Mid-Cap 400/BARRA Value Index, which returned 21.82%. Midway through the period, investors started to seek out more reasonably valued stocks as the Technology sector experienced sizeable declines. The Federal Reserve's series of interest rate hikes began to raise concerns over an economic slowdown and its possible impact on corporate earnings. Such concerns exacerbated the effects of negative news such as earnings warnings and/or disappointments; as a result, many richly valued stocks suffered large losses.

Holdings in the Financials sector made the largest contribution to the Fund's return for the year. Neuberger Berman decreased the Fund's weighting in that sector when the Fed began to raise rates and gradually added back to it when it appeared as though the Fed was nearing an end to its series of hikes; this was a move that served the Fund well. Technology and Utility sector holdings also had positive impacts on return. On the other hand, some poor performing Basic Materials sector stocks detracted from total return.

While value stocks lagged growth stocks for much of the first half of the period, they began to regain investor interest in the latter half. It may be too soon to call it a reversal of the trend, but Neuberger Berman believes recent signs bode well for the future of mid-cap value stocks. Neuberger Berman will continue to invest in, what they believe are, good businesses at attractive prices that possess positive risk/reward characteristics.

Comparison of Change in the Value of a $10,000 Investment

                                                                FUND'S CLASS A SHARES AT POP              S&P 400 INDEX
                                                                ----------------------------              -------------
8/19/98                                                                    9425.00                           10000.00
10/31/98                                                                   9642.00                            9997.00
10/31/99                                                                  10805.00                           12082.00
10/31/00                                                                  14096.00                           15902.00

             AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2000

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  30.46%       22.94%       29.86%       23.86%       29.86%       28.86%       29.83%       27.07%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 8/19/98              20.05%       16.87%       19.51%       18.03%       19.51%       19.51%       19.40%       19.29%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF AIM

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

The ASAF AIM International Equity Fund's Class A shares had a NAV total return of -11.90% for the fiscal year ended October 31, 2000, underperforming the return of -2.90% on the unmanaged MSCI EAFE Index.

The Fund's underperformance compared to the MSCI EAFE Index was driven by two interrelated factors. Specifically, the international market rotation out of growth stocks and into value stocks hurt the Fund's performance considerably. While the Index lost -2.90% for the year ended October 31, 2000, the growth component of the Index lost -7.92%, versus the value component which actually returned a positive 1.39% for the same time period. Consistent with the Fund's growth style, AIM's bottom-up, earnings momentum process has favored the Technology, Communication Services and Consumer Cyclical sectors, and the Fund has consequently been overweighted in these sectors. Although stocks held by the Fund in these sectors are considered by AIM to be fundamentally sound with good earnings growth potential, the markets soured on them in early 2000 and returns have not yet recovered. Finally, it should be noted that the two months with the best returns for the MSCI EAFE Growth Index were November and December 1999. Due to the Fund's November 1, 1999 start date, it did not participate fully in the markets during that time period.

Despite market volatility, AIM continues to select and evaluate holdings using their long-term investment strategy of focusing on international stocks of well-established industry leaders with accelerating earnings growth. AIM continues to have a positive outlook for the Fund, the long-term positive impact of earnings growth, and the future prospects in the international markets.

Comparison of Change in the Value of a $10,000 Investment

                                                                FUND'S CLASS A SHARES AT POP             MSCI EAFE INDEX
                                                                ----------------------------             ---------------
11/1/99                                                                   9425.00                            10000.00
4/30/00                                                                   9698.00                            10327.00
10/31/00                                                                  8303.00                             9710.00

             AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2000

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 11/1/99             -11.90%      -16.97%      -12.20%      -17.37%      -12.30%      -13.18%      -12.10%      -15.18%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

ASAF SANFORD BERNSTEIN MANAGED INDEX 500 FUND
(Formerly the ASAF Bankers Trust Managed Index 500 Fund)
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2000, the ASAF Sanford Bernstein Managed Index 500 Fund's Class A shares had a NAV total return of 2.40%, compared to a return of 6.08% for the unmanaged S&P 500 Index.

On May 1, 2000 Sanford C. Bernstein & Co., Inc. replaced Bankers Trust as the Fund's sub-advisor and the name of the Fund changed to the ASAF Sanford Bernstein Managed Index 500 Fund. Bernstein repositioned the Fund to closely track the S&P 500 Index, while tilting toward value to add return. They reduced the number of stocks the Fund held and emphasized commodity producers, electric utilities, energy and financial companies. Within the high-priced Technology sector, they emphasized manufacturers of semiconductors and semiconductor equipment.

The Fund's underperformance was due to losses in the Technology sector; the gains in its value stock holdings, particularly property/casualty insurers and electric utilities, were not strong enough to offset those losses. Although the Fund had avoided the technology companies that fell farthest -- primarily extremely expensive Internet-related ventures -- its emphasis on semiconductor and semiconductor-equipment companies hurt performance, as signs of a slowing economy and flagging PC sales bolstered fears of excess capacity and lower chip prices. Bernstein believes that, in general, investor fears are somewhat overblown with regard to these stocks, and they continue to maintain very modest overweights in these industries.

[LINE GRAPH]

Comparison of Change in the Value of a $10,000 Investment

                                                                FUND'S CLASS A SHARES AT POP              S&P 500 INDEX
                                                                ----------------------------              -------------
11/1/99                                                                   9425.00                            10000.00
4/30/00                                                                   9896.00                            10349.00
10/31/00                                                                  9651.00                            10608.00

             AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2000

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 11/1/99              2.40%        -3.49%       2.00%        -4.00%       2.00%        1.00%        2.00%        -1.45%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF MFS GROWTH

WITH INCOME FUND
--------------------------------------------------------------------------------

The ASAF MFS Growth with Income Fund's Class A shares had a NAV total return of 7.30% for the fiscal year ended October 31, 2000. During the same period, the unmanaged S&P 500 Index returned 6.08%. For the first time in a number of years value stocks outperformed growth stocks as the S&P 500/BARRA Growth Index returned 2.07%, compared to a return of 9.68% for the S&P 500/ BARRA Value Index.

In addition to improved performance of value stocks versus growth stocks, during the year investors also started to turn their attention toward growth stocks trading at low valuations. Both of these trends have aided the Fund's relative performance because two of MFS' key objectives for the Fund are to find companies that they believe are either undervalued relative to their earnings projections, or to find stocks that they believe are trading at the right price compared to MFS' expectations for growth.

In an extremely weak and volatile market environment, MFS' focus on stocks selling at valuations generally lower than the overall market led them to overweight the Fund in financial services companies, energy stocks, and industrial goods and services companies compared to the S&P 500 Index. In general, MFS' stock selection in these sectors contributed positively to Fund performance as did their decision to underweight the poor performing Technology sector. Significant holdings in companies such as Hartford Financial, Pfizer, Tyco, and Boeing produced strong results due to accelerating earnings growth and improving business fundamentals.

Comparison of Change in the Value of a $10,000 Investment

                                                                FUND'S CLASS A SHARES AT POP              S&P 500 INDEX
                                                                ----------------------------              -------------
11/1/99                                                                    9425.00                           10000.00
4/30/00                                                                    9764.00                           10349.00
10/31/00                                                                  10113.00                           10608.00

             AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2000

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 11/1/99              7.30%        1.13%        6.80%        0.80%        6.70%        5.70%        6.90%        3.57%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

ASAF KEMPER SMALL-CAP

GROWTH FUND
--------------------------------------------------------------------------------

For the period from March 1, 2000, the Fund's inception date, through October 31 the ASAF Kemper Small-Cap Growth Fund's Class A shares had a NAV total return of -19.20% compared with a return of -13.18% for the unmanaged Russell 2000 Index.

The strength of individual holdings led the Fund to outperform the unmanaged Russell 2000/BARRA Growth Index, which returned -26.87%. Stocks like Manugistics, Power One and Swift Energy were significant contributors, in each case these stocks were up over 100%. Scudder Kemper has added to Energy sector holdings throughout the year, with a focus on service companies and natural gas, which has paid off nicely. Within technology, the Fund has no exposure to the deteriorating "dot.com" market, but instead holds companies Scudder Kemper believes are positioned to benefit from the continued build-out of the Internet infrastructure, streamlining operations, increasing bandwidth and a renewed focus on security.

Small-cap stocks have been caught in the downdraft of many large-cap companies reporting disappointing earnings. Market leaders, such as WalMart, Microsoft, Intel, and Home Depot have all guided earnings expectations lower over the last few months. While evidence of a softer economic climate is becoming more evident, it is also clear that large-cap stocks have been effected disproportionately due to higher interest rate costs and the impact of higher overseas revenues combined with the weak euro. While small-cap stocks have not been immune from disappointment, Scudder Kemper believes that the overall decline in the group is a sympathy reaction to what is going on with large-cap stocks.

[LINE GRAPH]

Comparison of Change in the Value of a $10,000 Investment

                                                                FUND'S CLASS A SHARES AT POP            RUSSELL 2000 INDEX
                                                                ----------------------------            ------------------
3/1/00                                                                    9425.00                            10000.00
4/30/00                                                                   7832.00                             8779.00
7/31/00                                                                   9190.00                             8669.00
10/31/00                                                                  7615.00                             8682.00

             AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2000

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 3/1/00              -19.20%      -23.85%      -19.60%      -24.42%      -19.60%      -20.40%      -19.50%      -22.32%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF AMERICAN CENTURY INTERNATIONAL GROWTH FUND
(Formerly the ASAF T. Rowe Price International Equity Fund)
--------------------------------------------------------------------------------

The ASAF American Century International Growth Fund's Class A shares had a NAV total return of -0.09% for the fiscal year ended October 31, 2000, compared to a return of -2.90% for the unmanaged MSCI EAFE Index.

On May 1, 2000 American Century replaced T. Rowe Price as the Fund's sub-advisor and the name of the Fund changed to the ASAF American Century International Growth Fund.

The international markets posted strong returns from November through March, when the EAFE Index was up more than 33%. Many of the same forces that drove the U.S. market helped the overseas markets rally as well. Technology and Telecommunications were among the best performing sectors. The second six months of the fiscal year saw a complete reversal of the markets. The two top performing sectors from the first six months, Technology and Telecommunications, became the two worst performers, each down about 25%.

Technology was the worst performing sector on an absolute-contribution-to-return basis, but was the Fund's best performer versus the Index on a relative basis for the second half of the fiscal year. Strong stock selection, especially in the electrical equipment, Internet, and computer software industries led to the outperformance in technology. The Fund's biggest losses came from a significant overweight in the underperforming Consumer Services sector--specifically, the media and entertainment industries.

[LINE GRAPH]

Comparison of Change in the Value of a $10,000 Investment

                                                                FUND'S CLASS A SHARES AT POP             MSCI EAFE INDEX
                                                                ----------------------------             ---------------
7/28/97                                                                    9425.00                           10000.00
10/31/97                                                                   8641.00                            9020.00
10/31/98                                                                   9086.00                            9890.00
10/31/99                                                                  10706.00                           12169.00
10/31/00                                                                  10700.00                           11819.00

             AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2000

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  -0.09%       -5.83%       -0.71%       -6.67%       -0.71%       -1.71%       -0.71%       -4.19%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 7/28/97               3.95%        2.10%        3.44%        2.59%        3.39%        3.39%        3.50%        3.16%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

ASAF JANUS CAPITAL

GROWTH FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2000, the ASAF Janus Capital Growth Fund's Class A shares had a NAV total return of 3.78%, compared to a return of 6.08% for the unmanaged S&P 500 Index.

Compounding the challenge of investing in today's financial markets is the tremendous increase in volatility. The average daily fluctuation in the NASDAQ Index this year is nearly 3%, while, historically, it has been around 0.67%. Janus expects the markets to be increasingly volatile. As a result, they anticipate that the Fund's short-term results will swing significantly from week to week and month to month.

Janus' view is that we are still in the early stages of an "e-volution" in fields as diverse as communications, biotechnology, financial services, media and retailing. Traditional businesses have begun to embrace many of the techniques and business models of these "e-pioneers", and Janus expects this to continue at an accelerating rate. That said, their bias is toward fast-growing, high-margin, slightly higher price-to-earnings companies they believe are addressing more of today's open-ended opportunities. During the period, companies that met this criteria included EMC Corp., Palm, Charles Schwab, NOKIA, General Electric, Home Depot, and Cisco Systems.

Janus has seen and successfully navigated difficult markets before, and they are confident that their investment process is sound and that their analysts and portfolio managers are poised to capitalize on the opportunities ahead.

[Comparison of Change in the Value Graph]

Comparison of Change in the Value of a $10,000 Investment

                                                                FUND'S CLASS A SHARES AT POP              S&P 500 INDEX
                                                                ----------------------------              -------------
7/28/97                                                                    9425.00                           10000.00
10/31/97                                                                   9610.00                            9625.00
10/31/98                                                                  12183.00                           11741.00
10/31/99                                                                  18575.00                           14753.00
10/31/00                                                                  19280.00                           15655.00

             AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2000

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                   3.78%       -2.19%        3.28%       -2.72%        3.24%        2.24%        3.33%       -0.09%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 7/28/97              24.52%       22.29%       23.96%       23.39%       23.89%       23.89%       24.02%       24.21%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF INVESCO

EQUITY INCOME FUND
--------------------------------------------------------------------------------

For the fiscal year ended October 31, 2000, the ASAF INVESCO Equity Income Fund's Class A shares had a NAV total return of 9.35%, compared to a return of 6.08% for the unmanaged S&P 500 Index.

The Fund's relatively heavy weighting in equities (approximately 73% of net assets as of fiscal year-end), reflects recent efforts to aggressively pursue capital growth opportunities. Equity performance was particularly strong in the first half of the period, well outperforming the fixed-income markets. Yet this dominance narrowed somewhat over the summer as fixed-income securities gained ground on fading interest rate fears, while equities were buffeted by heightened concerns over corporate earnings. During this period, the Fund's bond positions raised its overall yield and enhanced the Fund's defensive characteristics. INVESCO increased the Fund's weightings in financial services, energy and utilities shares during the period. Financial stocks have benefited from easing interest rate fears, while energy and utility stocks were aided by rising oil and natural gas prices. At the same time, the Fund's communications services and consumer goods exposure was reduced amid downward volatility in these sectors. The health care and technology exposure was also trimmed, as profits were taken on some top-performing positions.

INVESCO Funds Group believes business conditions are favorable for the companies represented in the Fund. Economic growth appears to be moderating, alleviating the risk of higher interest rates. While INVESCO recognizes that a weaker economy could slow earnings growth, they are confident that the Fund is invested in the kind of holdings that can thrive even in an economic slowdown. The Fund's continued goal is to enable shareholders to participate in the equity market's upward movements, while also providing downside protection.

Comparison of Change in the Value of a $10,000 Investment

                                                                FUND'S CLASS A SHARES AT POP              S&P 500 INDEX
                                                                ----------------------------              -------------
7/28/97                                                                    9425.00                           10000.00
10/31/97                                                                   9869.00                            9625.00
10/31/98                                                                  11215.00                           11741.00
10/31/99                                                                  13189.00                           14753.00
10/31/00                                                                  14421.00                           15655.00

             AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2000

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                   9.35%        3.09%        8.86%        2.86%        8.78%        7.78%        8.79%        5.51%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 7/28/97              13.93%       11.87%       13.44%       12.74%       13.42%       13.42%       13.39%       13.34%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

ASAF PIMCO TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

The ASAF PIMCO Total Return Bond Fund's Class A shares had a NAV total return of 6.67% for the fiscal year ended October 31, 2000, compared to a return of 7.30% for the unmanaged LB Aggregate Index.

During this period, long-term interest rates fell and short-term interest rates rose as the Federal Reserve raised rates several times. The overall interest rate sensitivity of the Fund was kept near that of the Index and because of the Fund's defensive posture in this area, the impact from shifting interest rates was relatively small.

In 2000, higher quality bonds outperformed lower quality issues. The Fund's overweight position in the Mortgage sector was positive for performance as attractive yields and high quality attracted investors to this sector. The Fund's underweight position in investment grade corporates was a slight positive, but its small allocation to high-yield securities detracted from performance.

Over the next year, PIMCO expects that interest rates will fall slightly and higher credit quality issues will continue to outperform lower quality issues.

Comparison of Change in the Value of a $10,000 Investment

                                                                FUND'S CLASS A SHARES AT POP            LB AGGREGATE INDEX
                                                                ----------------------------            ------------------
7/28/97                                                                    9575.00                           10000.00
10/31/97                                                                   9803.00                           10208.00
10/31/98                                                                  10665.00                           11159.00
10/31/99                                                                  10606.00                           11218.00
10/31/00                                                                  11306.00                           12036.00

             AVERAGE ANNUAL TOTAL RETURNS THROUGH OCTOBER 31, 2000

                      -------------------------------------------------------------------------------------------------------
                               CLASS A                   CLASS B                   CLASS C                   CLASS X
                      -------------------------------------------------------------------------------------------------------
                          NAV          POP          NAV          CDSC         NAV          CDSC         NAV          CDSC
-----------------------------------------------------------------------------------------------------------------------------
 1 YEAR                  6.67%        2.08%        6.16%        0.12%        6.16%        5.12%        6.16%        2.78%
-----------------------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION
 ON 7/28/97              5.23%        3.83%        4.65%        3.81%        4.66%        4.66%        4.67%        4.36%
-----------------------------------------------------------------------------------------------------------------------------

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Total returns were higher due to maintenance of the Fund's expenses by the Investment Manager (see Financial Highlights).

                      AMERICAN SKANDIA ADVISOR FUNDS, INC.
                            SCHEDULES OF INVESTMENTS
                                OCTOBER 31, 2000
             ASAF FOUNDERS INTERNATIONAL SMALL CAPITALIZATION FUND
                        ASAF JANUS SMALL-CAP GROWTH FUND
                       ASAF GABELLI SMALL-CAP VALUE FUND
                 ASAF AMERICAN CENTURY STRATEGIC BALANCED FUND
                      ASAF FEDERATED HIGH YIELD BOND FUND
                           ASAF ALLIANCE GROWTH FUND
                      ASAF ALLIANCE GROWTH AND INCOME FUND
                        ASAF JANUS OVERSEAS GROWTH FUND
                        ASAF MARSICO CAPITAL GROWTH FUND
                   ASAF NEUBERGER BERMAN MID-CAP GROWTH FUND
                    ASAF NEUBERGER BERMAN MID-CAP VALUE FUND
                       ASAF AIM INTERNATIONAL EQUITY FUND
                 ASAF SANFORD BERNSTEIN MANAGED INDEX 500 FUND
                        ASAF MFS GROWTH WITH INCOME FUND
                       ASAF KEMPER SMALL-CAP GROWTH FUND
                         ASAF ALGER ALL-CAP GROWTH FUND
                        ASAF GABELLI ALL-CAP VALUE FUND
                          ASAF INVESCO TECHNOLOGY FUND
                         ASAF JANUS MID-CAP GROWTH FUND
                          ASAF RYDEX MANAGED OTC FUND

ASAF FOUNDERS INTERNATIONAL

SMALL CAPITALIZATION FUND

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
FOREIGN STOCK -- 88.1%
  AUSTRIA -- 0.7%
    Flughafen Wien AG         17,600    $    641,348
    Palfinger AG              17,750         527,351
                                        ------------
                                           1,168,699
                                        ------------
  CANADA -- 5.2%
    Alliance Atlantis
      Communications
      Corp.*                  19,800         298,185
    Boralex, Inc.*            31,300         115,794
    CAE, Inc.*                87,050       1,105,766
    Crosskey Systems
      Corp.*                  25,800         212,855
    Global
      Thermoelectric,
      Inc.*                   40,825         855,399
    Heroux, Inc.*             46,350         212,442
    Industrial Alliance
      Insurance Co.*          16,975         375,125
    Medisolution Ltd.*       114,700         165,977
    Pivotal Corp.*            30,075       1,838,335
    Precision Drilling
      Corp.*                  14,550         414,900
    Stuart Energy Systems
      Corp.*                  28,350         428,803
    Turbo Genset, Inc.*       53,250       1,720,461
    Westport Innovations,
      Inc.*                   40,400         449,700
                                        ------------
                                           8,193,742
                                        ------------
  CHINA -- 0.1%
    Yanzhou Coal Mining
      Co. Ltd.               556,000         147,932
                                        ------------
  DENMARK -- 4.9%
    Bang Olufsen Holding
      AS                      13,875         676,311
    Carli Gry
      International AS        29,050         436,706
    Codan AS                   3,725         265,140
    Det Ostasiatiske
      Kompagni AS             49,950       1,046,701
    Genmab AS*                31,900         839,213
    I-Data International
      AS                      10,350       1,107,994
    Kobenhavns Lufthavne
      AS                       9,900         755,404
    NEG Micon AS              49,950       2,588,310
                                        ------------
                                           7,715,779
                                        ------------
  FINLAND -- 0.4%
    Hartwall Oyj              13,400         231,712
    Metsa-Serla Oyj Cl-B      51,500         323,037
                                        ------------
                                             554,749
                                        ------------
  FRANCE -- 6.5%
    Alliance et Gestion
      Commerciale SA           1,100         102,099
    Boiron SA                    950          58,945
    Bouygues Offshore SA      22,475       1,104,947
    Cerep SA                   8,475         693,235

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
    Compagnie Francaise
      d'Etudes et de
      Construction
      Technip SA               9,025    $  1,153,618
    Compagnie Generale de
      Geophysique SA          11,000         675,996
    Egide SA*                    575         311,933
    Eurofins Scientific
      SA                      18,250         587,841
    Infovista SA [ADR]*       11,550         424,463
    Neopost SA*                9,100         174,404
    Net2S Co. SA*              9,225         225,202
    Pinguely-Haulotte SA      44,925         971,051
    Rodriguez Group SA
      144A                     3,425         856,439
    Royal Canin SA             3,000         270,822
    Seche Environment SA       3,125         264,889
    Silicon-On-Insulator
      Technologies SA         41,475         938,667
    Siticom Group SA*         11,475         342,867
    Societe Eurofrance SA        925         555,514
    Societe Industrielle
      d'Aviations
      Latecoere SA             3,400         310,967
    Valtech SA                23,100         295,667
                                        ------------
                                          10,319,566
                                        ------------
  GERMANY -- 8.9%
    Articon Information
      Systems AG*             14,372         984,333
    Babcock Borsig AG*        17,025         647,958
    Buderus AG                 7,400         134,547
    CAA AG*                   11,225         375,835
    COR Insurance
      Technologies AG*        48,625         968,593
    Cybio AG*                  4,375         515,474
    D.Logistics AG*           14,050         950,370
    Elexis AG                 10,300          78,577
    Energiekontor AG*         12,350       1,131,634
    Evotec Biosystems AG*     26,067         923,577
    FAG Kugelfischer
      Georg Schaefer AG       27,800         201,241
    GPC Biotech AG 144A*      15,125         679,493
    Heyde AG*                 22,650         543,336
    Hoeft & Wessel AG*        29,775         542,630
    Hugo Boss AG               2,300         595,597
    IPC Archtec AG*            3,250         194,217
    Kontron Embedded
      Computers AG*            2,075         221,617
    Linos AG*                  4,000         237,340
    Lion Bioscience AG*        8,400         655,060
    Microlog Logistics
      AG*                      1,225          76,839
    Norcom Information
      Technology AG*           7,225         242,520
    Primacom AG               19,125         367,994
    PSI Gesellschaft AG*       5,491         109,379
    Rhoen-Klinikum AG          2,975         161,770
    Technotrans AG             7,300         946,734

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
    Tecis Holding AG           4,700    $    337,837
    Thiel Logistik AG
      144A*+                   5,025         753,916
    Zapf Creation AG          11,735         512,276
                                        ------------
                                          14,090,694
                                        ------------
  GREECE -- 0.3%
    Ideal Group SA*           45,390         274,105
    Lavipharm SA              51,010         246,944
                                        ------------
                                             521,049
                                        ------------
  HONG KONG -- 1.1%
    China Eastern
      Airlines Corp.
      Ltd.*                1,734,000         251,245
    Cosco Pacific Ltd.       476,000         357,053
    Giordano
      International Ltd.   1,032,000         605,398
    Nanjing Panda
      Electronics Co.
      Ltd.*                  504,000         102,107
    Shanghai Industrial
      Holdings Ltd.          191,000         360,015
                                        ------------
                                           1,675,818
                                        ------------
  IRELAND -- 1.3%
    Datalex PLC [ADR]*        80,350         929,046
    ITG Group PLC 144A*+      65,158         494,316
    Trintech Group PLC
      [ADR]*                  14,100         149,813
    Waterford Wedgwood
      PLC*                   332,600         405,974
                                        ------------
                                           1,979,149
                                        ------------
  ITALY -- 3.1%
    Bayerische Vita SPA       32,550         372,476
    Credito Emiliano SPA     420,000       1,612,728
    ERG SPA                  174,825         549,783
    Ferretti SPA*            244,000         907,963
    Gruppo Coin SPA*          67,725         924,248
    Marzotto & Figli SPA      40,500         392,731
    Recordati SPA             15,600         203,638
                                        ------------
                                           4,963,567
                                        ------------
  JAPAN -- 4.5%
    Densei-Lambda K.K.
      Co.                     24,500         511,603
    Eneserve Corp.            21,000         827,027
    Ferrotec Corp.            14,000         269,265
    Hunet, Inc.               79,000         665,651
    JGC Corp.                 75,000         467,779
    Katokichi Co. Ltd.        28,200         813,564
    Meitec Corp.              21,400         897,658
    Miyachi Technos Corp.     14,400         850,655
    Moritex Corp.              2,700         131,060
    Nippon Ceramic Co.
      Ltd.                     2,000          32,935
    Nitsuko Corp.             83,000         367,162
    Shindengen Electric
      Manufacturing Co.
      Ltd.*                   72,000         418,734

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
    Toshiba Tungaloy Co.
      Ltd.                    82,000    $    404,794
    Tsubaki Nakashima Co.
      Ltd.                    40,000         500,796
                                        ------------
                                           7,158,683
                                        ------------
  NETHERLANDS -- 6.8%
    Aalberts Industries
      NV                       4,625         107,810
    CSM NV                    46,000       1,048,875
    IHC Caland NV              4,825         212,674
    Internatio-Muller NV      68,125       1,328,153
    Kempen & Co. NV           21,150       1,299,757
    Koninklijke Wessanen
      NV                      32,325         376,751
    Nutreco Holdings NV       30,700       1,321,952
    PinkRoccade NV*            8,700         483,030
    Teleplan
      International NV*       14,575         512,708
    Van der Moolen
      Holdings NV             29,775       2,403,978
    Vedior NV 144A+          109,150       1,623,733
                                        ------------
                                          10,719,421
                                        ------------
  NORWAY -- 2.3%
    Frontline Ltd. ASA
      144A*                   66,450       1,093,187
    Smedvig ASA Cl-B         130,750       1,068,473
    Stolt Offshore SA*        54,700         652,981
    Tandberg ASA*             16,800         444,378
    Tandberg Telelvision
      ASA*                    38,800         392,164
                                        ------------
                                           3,651,183
                                        ------------
  PORTUGAL -- 0.0%
    Sociedade Portuguesa
      de Papel SA                650           9,422
                                        ------------
  SINGAPORE -- 0.4%
    First Capital Corp.       92,000          74,419
    Keppel FELS Energy &
      Infrastructure Ltd.     99,000          62,035
    Keppel Land Ltd.         347,000         517,893
                                        ------------
                                             654,347
                                        ------------
  SPAIN -- 3.0%
    Abengoa SA                15,025         429,835
    Autopistas del Mare
      Nostrum SA              45,325         687,708
    Corporacion Mapfre SA     27,800         488,964
    Grupo Auxiliar
      Metalurgico SA
      144A*                   36,275         668,161
    Grupo Dragados SA        193,650       1,879,475
    NH Hoteles SA             46,650         525,917
                                        ------------
                                           4,680,060
                                        ------------
  SWEDEN -- 4.0%
    Capio AB*                 71,200         447,678
    Castellum AB              52,075         553,508
    Elanders AB               16,800         249,828
    HIQ International AB      18,025         145,715

ASAF FOUNDERS INTERNATIONAL

SMALL CAPITALIZATION FUND

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
    Holmen AB Cl-B            11,100    $    282,493
    JM AB                     28,150         640,558
    Maxim Pharmaceutical,
      Inc. AB*                14,800         649,920
    Micronic Laser
      Systems AB*              6,700         199,267
    Nobel Biocare AB          66,750       1,498,923
    POOLiA AB                  4,650         194,916
    Proffice AB               18,150         597,772
    PyroSequencing AB*        19,700         243,800
    Rottneros AB              28,075          24,798
    Sifo Group AB Cl-B        17,675         231,087
    Wihlbogs Fastigheter
      AB                     248,625         354,835
                                        ------------
                                           6,315,098
                                        ------------
  SWITZERLAND -- 11.3%
    Actelion Ltd. AG
      144A*                    1,650         729,524
    Bank Sarasin & Cie AG        400       1,290,258
    Card-Guard Scientific
      Survival Ltd. AG*       30,825       1,855,751
    Charles Voegele
      Holding AG               4,700         883,493
    Disetronic Holding AG      1,925       1,671,176
    EMTS Technolgie AG*        5,500         406,821
    Gretag Imaging Group
      AG                       4,800         862,248
    Huber & Suhner AG          1,475       1,291,996
    Jomed NV                  20,575       1,258,697
    Leica Geosystems AG
      144A*+                   2,550         723,267
    Logitech
      International SA*        4,025       1,231,168
    Oridion Systems Ltd.
      AG*                     32,425       1,421,002
    Sarna Kunststoff
      Holding AG                 500         528,338
    Schaffner Holding AG       2,375         706,653
    SIG Holding AG             1,100         648,466
    Swisslog Holding AG        2,600       1,431,519
    Tecan AG                     100         107,336
    Think Tools AG*            2,075         796,262
                                        ------------
                                          17,843,975
                                        ------------
  UNITED KINGDOM -- 23.3%
    Actinic PLC 144A*        189,000         432,252
    AIT Group PLC             32,750         813,210
    Alliance Unichem PLC      28,850         245,074
    Amec PLC                 135,025         571,542
    Amey PLC                  19,300         461,719
    Aortech International
      PLC*                    26,700         369,875
    Arc International
      PLC*                   217,575       1,066,296
    Arriva PLC               258,800         875,619
    Berkeley Group PLC        32,750         305,548

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
    Bloomsbury Publishing
      PLC                     16,050    $    217,912
    BTG PLC                   36,553         915,597
    Cambridge Antibody
      Technology Group
      PLC*                    29,575       1,835,931
    Chelsfield PLC            39,050         206,971
    Chloride Group PLC       502,950       1,504,483
    Cobham PLC                40,325         648,505
    Diagonal PLC              56,800         224,755
    Doncasters PLC [ADR]*     50,800         914,400
    Electronics Boutique
      PLC                    201,125         181,073
    Expro International
      Group PLC               73,300         542,837
    Eyretel PLC*             568,875       1,594,297
    George Wimpey PLC        360,250         782,060
    HIT Entertainment PLC
      144A                   209,500       1,414,595
    Iceland Group PLC        410,800       1,959,572
    IFX Power PLC             45,975         630,883
    Imagination Tech
      Group PLC*              94,650         459,052
    Incepta Group PLC        467,400         960,374
    Innovative Group PLC*     42,750         630,082
    Intec Telecom Systems
      PLC*                   180,750       1,813,642
    Intermediate Capital
      Group PLC               48,575         582,624
    Minerva PLC               44,775         187,576
    nCipher PLC*             129,800         739,792
    NetStore PLC*            139,325         283,238
    Orchestream Holdings
      PLC*                   129,675       1,040,360
    Oxford GlycoSciences
      PLC*                    17,725         642,816
    Parthus Technologies
      PLC*                   183,525         626,265
    Pennon Group PLC          37,825         373,768
    Pharmagene PLC*           92,175         356,702
    Phytopharm PLC*           25,000         243,407
    Pilkington PLC           204,475         290,979
    Powderject
      Pharmaceuticals
      PLC*                    75,400         700,723
    Robotic Tech Systems
      PLC*                    19,400         152,544
    Scipher PLC*              41,250         375,866
    Shaftesbury PLC           87,975         312,983
    SSL International PLC    104,375       1,212,500
    Taylor Woodrow PLC        22,750          59,628
    Ted Baker PLC             34,725         193,880
    Telemetrix PLC            86,125         594,043
    Telework Group PLC       400,125       1,475,790
    Torex PLC                 28,525         230,922
    Torotrak PLC*             71,900         464,605
    Trafficmaster PLC*        62,150         527,498
    Viridian Group PLC        38,350         417,659

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
    Volex Group PLC           64,275    $  2,011,336
    Wembley PLC               11,325         100,314
    Xenova Group PLC*              3               4
    Xenova Group PLC
      Warrants*               23,495          11,429
                                        ------------
                                          36,787,407
                                        ------------
TOTAL FOREIGN STOCK
  (Cost $139,513,840)                    139,150,340
                                        ------------
U.S. STOCK -- 0.3%
  TELECOMMUNICATIONS
    Exfo Electro-Optical
      Engineering, Inc.*
  (Cost $535,282)             13,450         512,781
                                        ------------
                              PAR
                             (000)
                             -----
COMMERCIAL PAPER -- 8.7%
    Associates Corp. NA
      6.61%, 11/01/00      $   7,690       7,690,000
    Household Finance
      Corp.
      6.58%, 11/01/00          5,972       5,972,000
                                        ------------
  (Cost $13,662,000)                      13,662,000
                                        ------------
TOTAL INVESTMENTS --97.1%
  (Cost $153,711,122)                    153,325,121
OTHER ASSETS LESS
  LIABILITIES -- 2.9%                      4,583,986
                                        ------------
NET ASSETS -- 100.0%                    $157,909,107
                                        ============

The following is a breakdown of the foreign stock portion of the Fund, by industry classification, as of October 31, 2000. Percentages are based on net assets. (Unaudited)

INDUSTRY
--------
Advertising                                   0.6%
Aerospace                                     1.4%
Airlines                                      0.7%
Automotive Parts                              0.6%
Beverages                                     0.1%
Broadcasting                                  1.1%
Building Materials                            0.5%
Business Services                             6.1%
Clothing & Apparel                            1.0%
Computer Hardware                             2.6%
Computer Services & Software                  9.9%
Conglomerates                                 0.2%
Construction                                  6.0%
Consumer Products & Services                  1.7%
Containers & Packaging                        0.2%
Electronic Components & Equipment             9.4%
Entertainment & Leisure                       1.7%
Environmental Services                        0.5%
Financial -- Bank & Trust                     1.0%
Financial Services                            4.1%
Food                                          3.7%
Healthcare Services                           0.4%
Hotels & Motels                               0.3%
Industrial Products                           0.9%
Insurance                                     1.0%
Internet Services                             1.5%
Machinery & Equipment                         4.7%
Medical Supplies & Equipment                  4.0%
Metals & Mining                               0.4%
Oil & Gas                                     2.8%
Paper & Forest Products                       0.4%
Pharmaceuticals                               7.0%
Printing & Publishing                         0.3%
Real Estate                                   1.5%
Retail & Merchandising                        1.6%
Semiconductors                                2.4%
Telecommunications                            1.5%
Transportation                                1.9%
Utilities                                     2.4%
                                             -----
TOTAL                                        88.1%
                                             =====

-------------------------------------------------------
Unless otherwise noted, all stocks are common stock.
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.
+ Illiquid Security. At the end of the year, these securities amounted to 2.3%
  of net assets.
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the year, these securities amounted to 5.4% of net assets.

See Notes to Financial Statements.

ASAF JANUS SMALL-CAP

GROWTH FUND

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
COMMON STOCK -- 91.4%
  ADVERTISING -- 4.1%
    Getty Images, Inc.*      76,885    $  2,441,099
    Lamar Advertising Co.*  115,795       5,558,160
    TMP Worldwide, Inc.*     97,360       6,777,169
                                       ------------
                                         14,776,428
                                       ------------
  BROADCASTING -- 8.4%
    Acme Communications,
      Inc.*                  35,435         217,039
    Citadel Communications
      Corp.*                156,685       1,899,806
    Clear Channel
      Communications,
      Inc.*                  82,345       4,945,846
    Cox Radio, Inc.*        131,745       2,997,199
    Entercom
      Communications
      Corp.*                 76,145       2,983,932
    Entravision
      Communications
      Corp.*                252,500       4,466,094
    NDS Group PLC*           69,995       5,249,624
    Radio One, Inc.*        118,865         943,491
    Radio One, Inc. Cl-D*   290,925       2,331,946
    Radio Unica Corp.*      100,230         378,995
    Spanish Broadcasting
      Systems, Inc.*        195,775       1,761,975
    Westwood One, Inc.*     116,120       2,199,023
                                       ------------
                                         30,374,970
                                       ------------
  BUSINESS SERVICES -- 7.6%
    Commerce One, Inc.*     105,256       6,756,120
    Informatica Corp.*       79,880       7,548,660
    Iron Mountain, Inc.*     60,090       2,031,793
    PurchasePro.com, Inc.*  406,765      10,982,654
    Tanning Technology
      Corp.*                 54,530         293,951
                                       ------------
                                         27,613,178
                                       ------------
  CAPITAL GOODS -- 0.9%
    Mettler-Toledo
      International, Inc.*   66,360       3,098,183
                                       ------------
  CHEMICALS -- 1.8%
    Symyx Technologies,
      Inc.*                 136,455       6,438,970
                                       ------------
  COMPUTER HARDWARE -- 5.3%
    Black Box Corp.*         46,610       3,070,434
    Insight Enterprises,
      Inc.*                 310,015      10,075,488
    Tripath Technology,
      Inc.*                 208,805       6,107,546
                                       ------------
                                         19,253,468
                                       ------------
  COMPUTER SERVICES & SOFTWARE -- 6.1%
    Broadbase Software,
      Inc.*                  93,210       1,002,008
    McData Corp.*            26,365       2,197,770
    Media 100, Inc.*          9,155          90,406
    NetIQ Corp.*             68,425       5,893,102
    OTG Software, Inc.*      63,680       2,005,920
    Quest Software, Inc.*    54,515       2,381,624

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
    Resonate, Inc.*          50,690    $  2,147,989
    Scient Corp.*           160,645       2,891,610
    webMethods, Inc.*        38,245       3,399,024
                                       ------------
                                         22,009,453
                                       ------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 2.8%
    Capstone Turbine
      Corp.*                 63,800       3,540,900
    Dionex Corp.*            93,145       3,021,391
    Methode Electronics,
      Inc. Cl-A              55,645       2,093,643
    Microtune, Inc.*         37,450       1,053,281
    Proton Energy Systems,
      Inc.*                  11,005         294,384
                                       ------------
                                         10,003,599
                                       ------------
  ENTERTAINMENT & LEISURE -- 2.7%
    Championship Auto
      Racing Teams, Inc.*    68,700       1,708,913
    Park Place
      Entertainment Corp.*  242,970       3,097,867
    Playboy Enterprises,
      Inc. Cl-B*             40,705         526,621
    Six Flags, Inc.*        127,245       1,988,203
    Station Casinos, Inc.*  142,580       2,299,103
                                       ------------
                                          9,620,707
                                       ------------
  FINANCIAL SERVICES -- 1.9%
    Investors Financial
      Service Corp.          95,470       6,844,006
                                       ------------
  HEALTHCARE SERVICES -- 3.2%
    Accredo Health, Inc.*    82,307       3,559,778
    Apria Healthcare
      Group, Inc.*          321,910       6,438,200
    First Health Group
      Corp.*                 44,150       1,721,850
                                       ------------
                                         11,719,828
                                       ------------
  INTERNET SERVICES -- 8.1%
    724 Solutions, Inc.*     57,400       1,560,563
    Active Software, Inc.*   60,760       2,316,475
    Globix Corp.*           462,745       4,685,293
    internet.com Corp.*      58,125       1,209,727
    IntraNet Solutions,
      Inc.*                 107,765       5,011,072
    Liberate Technologies,
      Inc.*                 118,120       2,251,663
    NaviSite, Inc.*         216,045       2,200,958
    Retek, Inc.*             83,225       3,282,186
    Selectica, Inc.*         36,135         953,061
    Tumbleweed
      Communications
      Corp.*                 41,365         708,376
    VerticalNet, Inc.*      178,210       4,970,387
                                       ------------
                                         29,149,761
                                       ------------
  MEDICAL SUPPLIES & EQUIPMENT -- 0.5%
    Celera Genomics Group*   29,230       1,973,025
                                       ------------
  OIL & GAS -- 1.3%
    Cal Dive
      International, Inc.*   95,890       4,770,528
                                       ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
PERSONAL SERVICES -- 0.9%
    Career Education
      Corp.*                 86,190    $  3,334,476
                                       ------------
  PHARMACEUTICALS -- 12.2%
    Abgenix, Inc.*          127,540      10,059,717
    Arena Pharmaceuticals,
      Inc.*                  60,195       2,103,063
    Celgene Corp.*           63,615       4,095,216
    Cubist
      Pharmaceuticals,
      Inc.*                  65,620       2,819,609
    Enzon, Inc.*            261,355      18,621,543
    Priority Healthcare
      Corp. Cl-B*            29,960       1,610,350
    Professional
      Detailing, Inc.*       53,090       4,705,101
                                       ------------
                                         44,014,599
                                       ------------
  PRINTING & PUBLISHING -- 1.4%
    Valassis
      Communications,
      Inc.*                 181,770       5,044,118
                                       ------------
  RESTAURANTS -- 0.2%
    P.F. Chang's China
      Bistro, Inc.*          21,375         876,375
                                       ------------
  RETAIL & MERCHANDISING -- 1.5%
    Key3Media Group, Inc.*   93,870         891,765
    Linens 'n Things,
      Inc.*                  77,070       2,369,903
    School Specialty,
      Inc.*                 129,640       1,993,215
                                       ------------
                                          5,254,883
                                       ------------
  SEMICONDUCTORS -- 10.7%
    Alpha Industries,
      Inc.*                 167,644       6,684,804
    Marvell Technology
      Group Ltd.*            91,045       5,075,759
    Pixelworks, Inc.*        56,175       1,871,330
    SDL, Inc.*               81,970      21,250,722
    TriQuint
      Semiconductor, Inc.*   48,750       1,867,734
    Virata Corp.*           102,805       1,991,847
                                       ------------
                                         38,742,196
                                       ------------
  TELECOMMUNICATIONS -- 8.8%
    Advanced Switching
      Communications,
      Inc.*                 190,270       1,938,376
    Airspan Networks,
      Inc.*                  37,375         204,395
    Avanex Corp.*            21,375       2,170,898
    Avantgo, Inc.*           14,615         143,866
    Cosine Communications,
      Inc.*                  24,975         825,736
    CTC Communications
      Group, Inc.*          108,870       1,051,276
    IDT Corp.*               91,385       3,267,014
    Natural MicroSystems
      Corp.*                127,920       5,780,384
    Neon Communications,
      Inc.*                 110,755       1,335,982

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
    New Focus, Inc.*         59,575    $  3,783,013
    Oplink Communications,
      Inc.*                  50,985       1,242,759
    Pac-West Telecomm,
      Inc.*                  92,390         802,638
    SBA Communications
      Corp.*                113,575       5,692,947
    Terayon Communication
      Systems, Inc.*         88,380       1,977,503
    Triton Network
      Systems, Inc.*         22,915         143,219
    WinStar
      Communications,
      Inc.*                  70,200       1,368,900
                                       ------------
                                         31,728,906
                                       ------------
  UTILITIES -- 1.0%
    Avista Corp.            158,745       3,561,841
                                       ------------
TOTAL COMMON STOCK
  (Cost $289,566,855)                   330,203,498
                                       ------------
FOREIGN STOCK -- 1.9%
  ENTERTAINMENT & LEISURE -- 0.6%
    Corporacion
      Interamericana de
      Entretenimento --
      (MXP)*                522,600       2,331,717
                                       ------------
  TELECOMMUNICATIONS -- 1.3%
    Cogeco Cable, Inc. --
      (CAD)*                 97,290       2,162,722
    Moffat Communications
      Ltd. -- (CAD)*        123,823       2,213,383
                                       ------------
                                          4,376,105
                                       ------------
TOTAL FOREIGN STOCK
  (Cost $5,270,065)                       6,707,822
                                       ------------
                              PAR
                             (000)
                             -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.4%
    Federal Home Loan Bank
      6.36%, 11/15/00-
        01/23/01            $ 5,000       4,987,633
    Federal Home Loan
      Mortgage Corp.
      6.45%, 11/01/00           200         200,000
                                       ------------
  (Cost $5,187,633)                       5,187,633
                                       ------------
COMMERCIAL PAPER -- 4.5%
    UBS Finance Corp.
      6.65%, 11/01/00
  (Cost $16,100,000)         16,100      16,100,000
                                       ------------

ASAF JANUS SMALL-CAP

GROWTH FUND

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.0%
    Temporary Investment
      Cash Fund              11,762    $     11,762
    Temporary Investment
      Fund                   11,761          11,761
                                       ------------
  (Cost $23,523)                             23,523
                                       ------------
TOTAL INVESTMENTS -- 99.2%
  (Cost $316,148,076)                   358,222,476
OTHER ASSETS LESS
  LIABILITIES -- 0.8%                     3,050,119
                                       ------------
NET ASSETS -- 100.0%                   $361,272,595
                                       ============

-------------------------------------------------------
Unless otherwise noted, all stocks are common stock.
Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF GABELLI

SMALL-CAP VALUE FUND

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
COMMON STOCK -- 94.1%
ADVERTISING -- 0.4%
    Bowling Outdoor Co.*       4,000    $     28,000
    Penton Media, Inc.        13,000         397,313
                                        ------------
                                             425,313
                                        ------------
  AEROSPACE -- 0.6%
    AAR Corp.                 22,000         262,625
    Doncasters PLC [ADR]*      7,500         135,000
    Fairchild Corp. Cl-A*     30,000         174,375
                                        ------------
                                             572,000
                                        ------------
  AIRLINES -- 0.3%
    Midwest Express
      Holdings, Inc.*         15,000         285,000
                                        ------------
  AUTOMOTIVE PARTS -- 1.6%
    Borge Warner
      Automotive Corp.        16,000         604,000
    Midas, Inc.                4,000          55,500
    Myers Industries,
      Inc.                    55,010         728,882
    Raytech Corp.*            20,000          48,750
    Superior Industries
      International, Inc.      1,500          51,094
    TBC Corp.*                43,000         209,625
                                        ------------
                                           1,697,851
                                        ------------
  BEVERAGES -- 0.6%
    Farmer Brothers Co.        1,000         195,063
    Genesee Corp.              4,000         149,375
    PepsiAmericas, Inc.*      70,000         253,750
    Robert Mondavi Corp.
      Cl-A*                    1,000          45,250
                                        ------------
                                             643,438
                                        ------------
  BROADCASTING -- 5.7%
    Acme Communications,
      Inc.*                   73,000         447,125
    Beasley Broadcast
      Group, Inc.*             5,300          43,725
    Citadel
      Communications
      Corp.*                   2,500          30,313
    Crown Media Holdings,
      Inc.*                    3,000          41,625
    Cumulus Media, Inc.*       8,500          53,125
    Fisher Companies,
      Inc.                     2,500         177,500
    Granite Broadcasting
      Corp.*                  42,000         131,250
    Gray Communications        4,000          55,750
    Gray Communications
      Cl-B*                    4,000          55,500
    Lee Enterprises, Inc.      1,000          27,625
    Media General, Inc.       24,000         912,000
    Paxson Communications
      Corp.*                  25,000         284,375

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
    Saga Communications,
      Inc. Cl-A*              26,000    $    429,000
    Salem Communications
      Corp. Cl-A*             10,000         120,000
    Sinclair Broadcast
      Group, Inc.*            69,500         640,703
    United Television,
      Inc.                    17,000       2,277,999
    Young Broadcasting
      Corp. Cl-A*              6,000         148,875
                                        ------------
                                           5,876,490
                                        ------------
  BUILDING MATERIALS -- 5.8%
    Ameron International
      Corp.                    8,000         285,000
    Florida Rock
      Industries, Inc.        11,000         427,625
    Gibraltar Steel Corp.     26,500         332,906
    Insituform
      Technologies, Inc.*     12,000         428,250
    Lone Star
      Technologies, Inc.*     16,000         642,400
    Modine Manufacturing
      Co.*                    22,100         582,888
    Nortek, Inc.*             14,000         263,375
    Republic Group, Inc.      55,200       1,038,449
    SCP Pool Corp.*            6,000         155,250
    Skyline Corp.             18,000         385,875
    Thomas Industries,
      Inc.                    44,000         924,000
    U.S. Aggregates, Inc.     40,200         562,800
                                        ------------
                                           6,028,818
                                        ------------
  BUSINESS SERVICES -- 0.6%
    Bull Run Corp.*           33,000          68,063
    Edgewater Technology,
      Inc.*                   58,000         284,563
    IT Group, Inc.*           70,000         310,624
                                        ------------
                                             663,250
                                        ------------
  CABLE TELEVISION -- 0.3%
    Cablevision Systems
      Corp. Cl-A*              4,000         298,000
                                        ------------
  CHEMICALS -- 5.8%
    Airgas, Inc.*             20,000         135,000
    Arch Chemicals, Inc.      48,000         932,999
    Bush Boake Allen,
      Inc.*                   10,000         483,750
    Ferro Corp.                6,000         123,000
    Fuller, (H.B.) Co.        22,000         743,875
    Great Lakes Chemical
      Corp.                   25,000         834,375
    Hercules, Inc.            50,000         915,625
    MacDermid, Inc.           30,000         645,000
    Omnova Solutions,
      Inc.                    37,000         208,125
    Schulman, (A.), Inc.      26,000         284,375
    TETRA Technologies,
      Inc.*                   47,500         685,781
                                        ------------
                                           5,991,905
                                        ------------

ASAF GABELLI

SMALL-CAP VALUE FUND

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
CLOTHING &
APPAREL -- 0.6%
    Dan River, Inc. Cl-A*     62,000    $    151,125
    Hartmarx Corp.*           20,000          52,500
    Neiman-Marcus Group,
      Inc. Cl-B*               8,000         277,000
    Unifi, Inc.*              18,000         156,375
                                        ------------
                                             637,000
                                        ------------
  COMPUTER HARDWARE -- 0.3%
    Analogic Corp.             7,500         264,844
    Microtouch Systems,
      Inc.*                    4,000          34,750
                                        ------------
                                             299,594
                                        ------------
  COMPUTER SERVICES & SOFTWARE -- 0.5%
    Analysts
      International Corp.     30,000         187,500
    Baldwin Technology
      Co., Inc. Cl-A*         30,000          39,375
    CompuCom Systems,
      Inc.*                   30,000          59,063
    Metro Information
      Services, Inc.*         10,000          62,500
    Progress Software
      Co.*                    10,000         158,125
                                        ------------
                                             506,563
                                        ------------
  CONSUMER PRODUCTS & SERVICES -- 2.6%
    Aviall Corp.*              6,000          38,625
    Brown-Forman Corp.
      Cl-A                     3,000         181,125
    Culp, Inc.                28,000         110,250
    Dial Corp.                40,000         447,500
    GC Companies, Inc.*       45,000         106,875
    Packaged Ice, Inc.*       85,000         191,250
    Shaw Industries, Inc.     85,000       1,577,813
                                        ------------
                                           2,653,438
                                        ------------
  CONTAINERS & PACKAGING -- 1.5%
    Aptargroup, Inc.          25,000         517,188
    Ivex Packaging Corp.*     10,000          98,125
    Liqui-Box Corp.           14,500         519,281
    Pactiv Corp.*             40,000         420,000
                                        ------------
                                           1,554,594
                                        ------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 7.3%
    Allen Group, Inc.*        18,000         336,375
    Ametek, Inc.              15,700         341,475
    Axcelis Technologies,
      Inc.*                   72,000         774,000
    Baldor Electric Co.       15,000         298,125
    Electro Rental Corp.*     60,000         821,250
    FLIR Systems, Inc.*       38,000         228,000
    Franklin Electric
      Co., Inc.               13,500         919,687
    Katy Industries, Inc.     10,000          54,375
    Lamson & Sessions
      Co.*                    40,000         375,000

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
    Landauer, Inc.            17,500    $    330,750
    Littelfuse, Inc.*         16,500         478,500
    Magnetek, Inc.*           15,000         163,125
    Methode Electronics,
      Inc. Cl-A               31,500       1,185,187
    Parker-Hannifin Corp.     10,000         413,750
    Pioneer-Standard
      Electronics, Inc.       10,000         138,750
    Sl Industries, Inc.        4,000          46,000
    Thomas & Betts Corp.      40,000         605,000
    Transport Lux Corp.        6,000          28,313
    UCAR International,
      Inc.*                    7,300          60,225
                                        ------------
                                           7,597,887
                                        ------------
  ENTERTAINMENT & LEISURE -- 0.6%
    Ackerley Group, Inc.      25,000         259,375
    Gaylord Entertainment
      Co. Cl-A                 5,000         118,750
    International
      Speedway Corp. Cl-A      4,000         128,500
    Magna Entertainment
      Corp.*                  11,000          66,000
    Topps, Inc.*               5,000          45,156
                                        ------------
                                             617,781
                                        ------------
  ENVIRONMENTAL SERVICES -- 2.7%
    Allied Waste
      Industries, Inc.*      125,000       1,156,249
    CUNO, Inc.*                6,500         164,938
    Newpark Resources,
      Inc.*                   85,000         765,000
    Republic Services,
      Inc.*                   30,000         403,125
    Waste Connections,
      Inc.*                   10,000         255,625
    Waterlink, Inc.*           7,000          10,938
                                        ------------
                                           2,755,875
                                        ------------
  EQUIPMENT SERVICES -- 1.0%
    CLARCOR, Inc.             29,000         554,625
    Gerber Scientific,
      Inc.                    40,000         320,000
    Unifirst Corp.*           17,100         163,519
                                        ------------
                                           1,038,144
                                        ------------
  FINANCIAL -- BANK & TRUST -- 4.2%
    Community First
      Bankshares, Inc.        60,000         930,000
    First Republic Bank*      26,000         705,250
    Silicon Valley
      Bancshares*             47,000       2,173,749
    Southwest
      Bancorporation of
      Texas, Inc.*            15,000         547,500
                                        ------------
                                           4,356,499
                                        ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
FINANCIAL
SERVICES -- 3.5%
    Allied Capital Corp.      38,000    $    783,749
    American Capital
      Strategies Ltd.         25,000         551,563
    BKF Capital Group          6,000         108,375
    CIT Group                 35,000         610,313
    Countrywide Credit
      Industries, Inc.        16,000         599,000
    First Financial Fund,
      Inc.**                  50,000         465,625
    Triad Guaranty, Inc.*     18,000         523,125
                                        ------------
                                           3,641,750
                                        ------------
  FOOD -- 2.6%
    Corn Products
      International, Inc.     30,000         753,750
    Ingles Markets, Inc.
      Cl-A                    20,000         197,500
    International
      Multifoods Corp.        16,000         271,000
    J&J Snack Foods
      Corp.*                   1,500          20,156
    J.M. Smucker Co. Cl-B      1,000          22,250
    Tootsie Roll
      Industries, Inc.         6,000         230,250
    Twinlab Corp.*            28,500         149,625
    Universal Foods Corp.     50,000         987,500
    Weis Markets, Inc.         3,000         110,250
                                        ------------
                                           2,742,281
                                        ------------
  FURNITURE -- 0.3%
    Stanley Furniture
      Co., Inc.*              16,000         336,000
                                        ------------
  HOTELS & MOTELS -- 0.8%
    Aztar Corp.*              15,000         226,875
    Boca Resorts, Inc.
      Cl-A*                   17,000         230,563
    Sun International
      Hotels Ltd.*            20,000         382,500
                                        ------------
                                             839,938
                                        ------------
  INDUSTRIAL PRODUCTS -- 4.4%
    Barnes Group, Inc.         6,000         115,500
    Crane Co.*                90,000       2,356,874
    Curtiss Wright Corp.       6,000         282,750
    Donaldson, Inc.           14,000         316,750
    Greif Bros Corp.          10,000         320,000
    Kaman Corp. Cl-A          30,000         434,999
    Robbins & Myers, Inc.      5,000         120,938
    Roper Co.                  5,000         175,000
    Standex International
      Corp.                    5,000          91,563
    Tennant Co.                6,000         261,000
    Transpro, Inc.            25,000          71,875
                                        ------------
                                           4,547,249
                                        ------------

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
  INSURANCE -- 2.4%
    Argonaut Group, Inc.      15,000    $    257,813
    Brown & Brown, Inc.       20,000         650,000
    Hilb, Rogal &
      Hamilton Co.             4,000         158,500
    Markel Corp.*              5,200         753,350
    Medical Assurance,
      Inc.*                   30,000         416,250
    Midland Co.                3,000          87,375
    Presidential Life
      Corp.                    8,000         116,500
                                        ------------
                                           2,439,788
                                        ------------
  INTERNET SERVICES -- 0.0%
    Jackpot Enterprises,
      Inc.*                    5,000          35,000
                                        ------------
  LUMBER & WOOD PRODUCTS -- 0.4%
    Deltic Timber Corp.       19,000         369,313
    Universal Forest
      Products, Inc.           5,000          67,500
                                        ------------
                                             436,813
                                        ------------
  MACHINERY & EQUIPMENT -- 4.8%
    Alamo Group, Inc.          4,000          51,750
    Carbo Ceramics, Inc.      15,000         449,063
    Denison International
      PLC [ADR]*              35,000         461,563
    Flowserve Corp.           35,000         704,374
    Gardner Denver, Inc.      20,000         367,500
    Gencorp, Inc.             60,900         510,038
    Newport News
      Shipbuilding, Inc.       2,500         122,969
    Sequa Corp. Cl-A*          5,000         184,375
    Smith, (A.O.) Corp.       40,000         565,000
    SPS Technologies,
      Inc.*                   15,000         774,374
    TransTechnology Corp.     29,000         114,188
    Woodward Governor Co.     15,000         671,718
                                        ------------
                                           4,976,912
                                        ------------
  MEDICAL SUPPLIES & EQUIPMENT -- 1.0%
    Inamed Corp.*              2,500          70,000
    Invitrogen Corp.*          2,910         221,342
    Ocular Sciences,
      Inc.*                    8,000          99,000
    Owens & Minor, Inc.       45,000         680,625
                                        ------------
                                           1,070,967
                                        ------------
  METALS & MINING -- 1.1%
    Homestake Mining Co.      45,000         185,625
    Layne Christensen
      Co.*                    15,000          65,625
    Material Sciences
      Corp.*                  45,300         458,663
    Penn Virginia Corp.       15,000         397,500
    WHX Corp.*                 5,000          10,000
                                        ------------
                                           1,117,413
                                        ------------

ASAF GABELLI

SMALL-CAP VALUE FUND

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
OFFICE EQUIPMENT -- 2.5%
    Aaron Rents, Inc.
      Cl-A                    15,000    $    236,250
    Aaron Rents, Inc.
      Cl-B                    50,400         844,200
    CompX International,
      Inc.                     8,000          95,500
    IDEX Corp.                37,000       1,193,250
    McGrath Rentcorp          10,000         172,500
                                        ------------
                                           2,541,700
                                        ------------
  OIL & GAS -- 7.7%
    Callon Petroleum Co.*      8,600         131,150
    Chieftan
      International,
      Inc.*                   35,000         708,750
    Cross Timbers Oil Co.     65,000       1,222,812
    Devon Energy Corp.        11,500         579,600
    Eastern Enterprises       40,000       2,574,999
    Enron Oil & Gas Co.       20,300         799,313
    Forest Oil Corp.*         77,000       1,063,562
    Gyrodyne Co. of
      America, Inc.*           2,000          40,500
    Kinder Morgan, Inc.       21,000         809,813
    Southern Union Co.*          808          15,201
    Watts Industries,
      Inc.                    10,000         111,875
                                        ------------
                                           8,057,575
                                        ------------
  PAPER & FOREST PRODUCTS -- 0.5%
    CSS Industries, Inc.*      9,300         192,975
    Wausau-Mosinee Paper
      Corp.                   35,000         306,250
                                        ------------
                                             499,225
                                        ------------
  PERSONAL SERVICES -- 0.6%
    Matthews
      International Corp.
      Cl-A                    20,000         540,000
    Whitman Education
      Group, Inc.*            25,000          46,875
                                        ------------
                                             586,875
                                        ------------
  PETROLEUM EXPLORATION & PRODUCTION -- 0.2%
    Companie Generale de
      Geophysique SA
      [ADR]                   19,000         237,500
                                        ------------
  PHARMACEUTICALS -- 3.0%
    Block Drug Company,
      Inc.                    40,000       2,092,500
    Bone Care
      International,
      Inc.*                   12,000         295,500
    Carter-Wallace, Inc.      25,000         685,938
                                        ------------
                                           3,073,938
                                        ------------
  PRINTING & PUBLISHING -- 1.9%
    IDG Books Worldwide,
      Inc.*                    5,000          44,375
    Journal Register Co.*     37,500         667,969
    McClatchy Co.              5,000         190,000
    Nelson, (Thomas),
      Inc.                     2,000          13,375
    Pulitzer, Inc.            25,200       1,031,940
                                        ------------
                                           1,947,659
                                        ------------

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
  REAL ESTATE -- 2.8%
    Apartment Investment
      & Management Co.
      Cl-A [REIT]              5,000    $    228,438
    Glenborough Realty
      Trust, Inc. [REIT]      50,000         803,124
    Griffin Land and
      Nurseries Co.*          10,100         142,663
    Harbor Global Co.*        15,500          62,484
    Innkeepers USA Trust
      [REIT]                  54,000         550,125
    Pacific Gulf
      Properties, Inc.
      [REIT]                  15,000         398,438
    Sun Communities, Inc.
      [REIT]                  22,000         668,250
                                        ------------
                                           2,853,522
                                        ------------
  RESTAURANTS -- 1.8%
    Consolidated
      Products, Inc.*         47,000         355,438
    RARE Hospitality
      International,
      Inc.*                   20,000         465,000
    Ruby Tuesday, Inc.        80,000       1,085,000
                                        ------------
                                           1,905,438
                                        ------------
  RETAIL & MERCHANDISING -- 2.3%
    Bon-Ton Stores, Inc.*     27,000          47,250
    Casey's General
      Stores, Inc.            45,000         562,500
    Fred's, Inc.              25,000         528,125
    Goody's Family
      Clothing, Inc.*         50,000         179,688
    Hancock Fabrics, Inc.     30,000         131,250
    Jo-Ann Stores, Inc.
      Cl-B*                   27,000         140,063
    Key3Media Group,
      Inc.*                    2,000          19,000
    Stein Mart, Inc.*         50,000         774,999
                                        ------------
                                           2,382,875
                                        ------------
  TELECOMMUNICATIONS -- 3.2%
    Airgate PCS, Inc.*         6,000         233,250
    AT&T Corp. Liberty
      Media Group Cl-A*        5,000          90,000
    Belden Corp.              25,000         648,437
    Centennial
      Communications,
      Inc.                     8,500         165,750
    Commonwealth
      Telephone
      Enterprises, Inc.*      11,000         380,875
    Dobson Communications
      Corp.*                  20,000         260,000
    Gilat Satellite
      Networks Ltd.*           9,000         460,688
    Leap Wireless
      International,
      Inc.*                    3,000         149,250
    Rural Cellular Corp.*      2,000         107,500
    Telecorp PCS, Inc.*       10,000         187,500

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
    Tritel, Inc.*             12,000    $    165,188
    Triton PCS Holdings,
      Inc.*                   10,000         465,000
                                        ------------
                                           3,313,438
                                        ------------
  TRANSPORTATION -- 0.8%
    Hub Group, Inc. Cl-A*     22,000         178,063
    Landstar Systems,
      Inc.*                    4,000         189,000
    Navistar
      International
      Corp.*                  15,000         495,937
                                        ------------
                                             863,000
                                        ------------
  UTILITIES -- 2.5%
    Black Hills Corp.         19,200         600,000
    Cleco Corp.               15,000         713,438
    El Paso Electric Co.*     30,000         359,700
    Florida Public
      Utilities Co.            2,000          30,875
    Madison Gas &
      Electric Co.            12,000         261,000
    Maine Public Service
      Co.                      5,000         119,375
    Niagara Mohawk
      Holdings, Inc.*         25,000         400,000
    Rochester Gas &
      Electric Corp.           5,000         147,500
                                        ------------
                                           2,631,888
                                        ------------
TOTAL COMMON STOCK
  (Cost $94,042,568)                      97,578,184
                                        ------------

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
PREFERRED STOCK -- 0.5%
  OIL & GAS
    Cross Timbers Oil Co.
      $1.5625 Cl-A
  (Cost $262,226)              8,200    $    508,400
                                        ------------
SHORT-TERM INVESTMENTS -- 5.6%
    Temporary Investment
      Cash Fund            2,893,671       2,893,671
    Temporary Investment
      Fund                 2,893,671       2,893,671
                                        ------------
  (Cost $5,787,342)                        5,787,342
                                        ------------
TOTAL INVESTMENTS -- 100.2%
  (Cost $100,092,136)                    103,873,926
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.2%)                          (200,339)
                                        ------------
NET ASSETS -- 100.0%                    $103,673,587
                                        ============

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.

** Closed-end fund.

See Notes to Financial Statements.

ASAF AMERICAN CENTURY

STRATEGIC BALANCED FUND

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
COMMON STOCK -- 55.9%
  ADVERTISING -- 0.0%
    Omnicom Group, Inc.         100    $      9,225
                                       ------------
  AEROSPACE -- 0.9%
    Boeing Co.               21,500       1,457,969
    Northrop Grumman Corp.    3,500         294,000
                                       ------------
                                          1,751,969
                                       ------------
  AIRLINES -- 0.0%
    AMR Corp.*                1,000          32,750
    Delta Air Lines, Inc.       900          42,525
                                       ------------
                                             75,275
                                       ------------
  AUTOMOBILE MANUFACTURERS -- 0.4%
    Ford Motor Co.           27,497         718,359
                                       ------------
  BEVERAGES -- 1.0%
    Anheuser-Busch
      Companies, Inc.        13,500         617,625
    Coors, (Adolph) Co.
      Cl-B                    3,400         216,538
    PepsiCo, Inc.            23,800       1,152,812
                                       ------------
                                          1,986,975
                                       ------------
  BROADCASTING -- 0.1%
    Infinity Broadcasting
      Corp.*                  6,000         199,500
                                       ------------
  BUSINESS SERVICES -- 0.2%
    First Data Corp.          8,400         421,050
                                       ------------
  CHEMICALS -- 0.5%
    Dow Chemical Co.         26,500         811,563
    DuPont, (E.I.) de
      Nemours & Co.           5,000         226,875
                                       ------------
                                          1,038,438
                                       ------------
  CLOTHING & APPAREL -- 0.2%
    Limited, Inc.             6,500         164,125
    Liz Claiborne, Inc.       5,700         242,250
                                       ------------
                                            406,375
                                       ------------
  COMPUTER HARDWARE -- 2.5%
    Compaq Computer Corp.     5,300         161,173
    EMC Corp.*               19,100       1,701,094
    Gateway, Inc.*            2,700         139,347
    Hewlett-Packard Co.      21,600       1,003,050
    Insight Enterprises,
      Inc.                    5,100         165,750
    International Business
      Machines Corp.         13,800       1,359,300
    Silicon Storage
      Technology, Inc.*       9,300         211,575
                                       ------------
                                          4,741,289
                                       ------------
  COMPUTER SERVICES & SOFTWARE -- 6.8%
    Adobe Systems, Inc.       7,000         532,438
    Automatic Data
      Processing, Inc.        5,400         352,688
    Brocade Communications
      Systems, Inc.*            700         159,163
    Cisco Systems, Inc.*     64,000       3,447,999
    Microsoft Corp.*         33,200       2,286,649

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
    Network Appliance,
      Inc.*                   1,300    $    154,700
    Oracle Corp.*            63,200       2,085,599
    Rational Software
      Corp.*                  5,300         316,344
    Siebel Systems, Inc.*     1,600         167,900
    Sun Microsystems,
      Inc.*                  19,900       2,206,412
    Sybase, Inc.*            19,800         414,563
    Symantec Corp.*           7,400         289,063
    Veritas Software
      Corp.*                  3,400         479,453
                                       ------------
                                         12,892,971
                                       ------------
  CONGLOMERATES -- 1.1%
    Corning, Inc.             6,800         520,200
    Johnson Controls, Inc.    2,500         149,063
    Minnesota Mining &
      Manufacturing Co.       3,800         367,175
    Tyco International
      Ltd.                   17,080         968,204
    United Technologies
      Corp.                   2,400         167,550
                                       ------------
                                          2,172,192
                                       ------------
  CONSTRUCTION -- 0.2%
    Dycom Industries,
      Inc.*                   7,800         293,475
                                       ------------
  CONSUMER PRODUCTS & SERVICES -- 1.1%
    Avon Products, Inc.       7,700         373,450
    Clorox Co.                7,500         334,688
    Colgate-Palmolive Co.    10,000         587,599
    Fortune Brands, Inc.      5,000         147,188
    RJ Reynolds Tobacco
      Holdings                3,200         114,400
    Tupperware Corp.         20,400         349,350
    Universal Corp.           6,000         168,000
                                       ------------
                                          2,074,675
                                       ------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 4.9%
    Amphenol Corp.*           3,700         237,725
    Analog Devices, Inc.*    12,500         812,500
    Cypress Semiconductor
      Corp.*                  8,300         310,731
    Flextronics
      International Ltd.*    10,800         410,400
    General Electric Co.     88,400       4,845,424
    KEMET Corp.*             18,600         518,475
    KLA-Tencor Corp.*         7,000         236,688
    Solectron Corp.*          4,500         198,000
    Technitrol, Inc.          6,400         709,600
    Tektronix, Inc.           6,000         427,500
    Vishay
      Intertechnology,
      Inc.*                  16,550         496,500
                                       ------------
                                          9,203,543
                                       ------------
  ENTERTAINMENT & LEISURE -- 1.4%
    Brunswick Corp.           3,000          58,313
    Disney, (Walt) Co.       24,600         880,988
    International Game
      Technology*             4,200         153,825
    Viacom, Inc. Cl-B*       26,700       1,518,562
                                       ------------
                                          2,611,688
                                       ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
FINANCIAL -- BANK & TRUST -- 1.5%
    Bank of America
      Corp.                  14,200    $    682,488
    Bank of New York Co.,
      Inc.                    6,700         385,669
    Chase Manhattan Corp.    22,500       1,023,749
    Comerica, Inc.            8,600         518,688
    Silicon Valley
      Bancshares*             5,100         235,875
                                       ------------
                                          2,846,469
                                       ------------
  FINANCIAL SERVICES -- 5.5%
    Citigroup, Inc.          71,300       3,752,162
    Deluxe Corp.              4,200          94,763
    Fannie Mae               13,600       1,047,200
    Fleet Financial Group,
      Inc.                   39,100       1,485,799
    Freddie Mac               6,100         366,000
    Golden West Financial
      Corp.                   4,900         274,706
    Lehman Brothers
      Holdings, Inc.*         6,600         425,700
    Merrill Lynch & Co.,
      Inc.                    7,500         525,000
    Metris Companies, Inc.    6,300         203,963
    Morgan Stanley Dean
      Witter & Co.           15,900       1,276,969
    Providian Financial
      Corp.                   8,100         842,400
                                       ------------
                                         10,294,662
                                       ------------
  FOOD -- 2.0%
    Archer-Daniels-Midland
      Co.                    26,100         287,100
    Hormel Foods Corp.       10,200         171,488
    IBP, Inc.                23,500         483,219
    Quaker Oats Co.          18,100       1,476,281
    Ralston Purina Group     12,900         312,825
    Safeway, Inc.*           11,600         634,375
    Suiza Foods Corp.*       10,500         486,281
                                       ------------
                                          3,851,569
                                       ------------
  HEALTHCARE SERVICES -- 0.8%
    Amgen, Inc.*             12,500         724,219
    HCA -- The Healthcare
      Corp.                   5,200         207,675
    Oxford Health Plans,
      Inc.*                  20,100         678,375
                                       ------------
                                          1,610,269
                                       ------------
  HOTELS & MOTELS -- 0.1%
    MGM Grand, Inc.*          3,300         114,056
                                       ------------
  INSURANCE -- 2.2%
    American International
      Group, Inc.            11,650       1,141,700
    Arthur J. Gallagher &
      Co.                     1,800         113,625
    CIGNA Corp.               6,000         731,700
    Lincoln National Corp.   21,500       1,040,063
    MGIC Investment Corp.    10,200         694,875
    Radian Group, Inc.        7,000         496,125
                                       ------------
                                          4,218,088
                                       ------------

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
  INTERNET SERVICES -- 0.6%
    America Online, Inc.*    23,800    $  1,200,234
                                       ------------
  MACHINERY & EQUIPMENT -- 0.7%
    Dover Corp.              10,700         454,081
    Illinois Tool Works,
      Inc.                   14,700         816,769
    Ingersoll-Rand Co.        2,700         101,925
                                       ------------
                                          1,372,775
                                       ------------
  MEDICAL SUPPLIES & EQUIPMENT -- 1.7%
    Bard, (C.R.), Inc.       10,000         418,750
    Beckman Coulter, Inc.     2,200         154,138
    Forest Laboratories,
      Inc.*                   2,000         265,000
    Johnson & Johnson Co.    18,500       1,704,312
    PE Corp. -- PE
      Biosystems Group        5,700         666,900
    Varian Medical
      Systems, Inc.*          2,100         102,638
                                       ------------
                                          3,311,738
                                       ------------
  METALS & MINING -- 0.3%
    Alcan Aluminum Ltd.       4,400         138,875
    Alcoa, Inc.              12,300         352,856
                                       ------------
                                            491,731
                                       ------------
  OIL & GAS -- 3.6%
    Amerada Hess Corp.       28,400       1,760,800
    Apache Corp.             13,200         730,125
    BJ Services Co.*          2,500         131,094
    Ensco International,
      Inc.                   12,300         408,975
    Equitable Resources,
      Inc.                    2,400         139,200
    Exxon Mobil Corp.        11,400       1,016,738
    Kerr-McGee Corp.*        19,300       1,260,531
    Noble Drilling Corp.*     6,900         286,781
    Occidental Petroleum
      Corp.                  30,000         596,250
    Royal Dutch Petroleum
      Co. NY Reg.             8,800         522,500
                                       ------------
                                          6,852,994
                                       ------------
  PAPER & FOREST PRODUCTS -- 0.5%
    International Paper
      Co.                     6,900         252,713
    Westvaco Corp.            7,700         219,450
    Weyerhaeuser Co.         11,200         525,700
                                       ------------
                                            997,863
                                       ------------
  PHARMACEUTICALS -- 3.8%
    Allergan, Inc.            3,300         277,406
    Bristol-Meyers Squibb
      Co.                    14,700         895,781
    Cardinal Health, Inc.       800          75,800
    Elan Corp. PLC [ADR]*     4,500         233,719
    Genentech, Inc.*          2,600         214,500
    IVAX Corp.*               9,200         400,200
    King Pharmaceuticals,
      Inc.*                   8,000         358,500
    Merck & Co., Inc.        20,600       1,852,713
    Pfizer, Inc.             54,700       2,362,355

ASAF AMERICAN CENTURY

STRATEGIC BALANCED FUND

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
    Pharmacia Corp.           6,800    $    374,000
    Schering-Plough Corp.     5,500         284,281
                                       ------------
                                          7,329,255
                                       ------------
  PRINTING & PUBLISHING -- 0.3%
    Dow Jones & Co., Inc.     7,500         441,563
    McGraw-Hill Co., Inc.     1,900         121,956
                                       ------------
                                            563,519
                                       ------------
  RAILROADS -- 0.1%
    Union Pacific Corp.       3,000         140,625
                                       ------------
  RESTAURANTS -- 0.4%
    Brinker International,
      Inc.*                  11,100         435,675
    Jack in the Box, Inc.*   13,100         320,950
                                       ------------
                                            756,625
                                       ------------
  RETAIL & MERCHANDISING -- 2.4%
    Best Buy Co., Inc.*      10,000         501,875
    Dollar Tree Stores,
      Inc.*                   3,700         144,763
    Home Depot, Inc.         16,000         687,999
    Kohl's Corp.*             5,800         314,288
    Pier 1 Imports, Inc.     10,500         139,125
    Sears, Roebuck & Co.     10,200         303,246
    Talbots, Inc.             2,900         229,281
    Tiffany & Co.             4,200         179,288
    Wal-Mart Stores, Inc.    37,300       1,692,487
    Zale Corp.*              12,800         433,600
                                       ------------
                                          4,625,952
                                       ------------
  SEMICONDUCTORS -- 2.1%
    Applied Materials,
      Inc.*                  13,200         701,250
    Atmel Corp.*             17,200         256,925
    Integrated Device
      Technology, Inc.*       9,400         529,338
    Intel Corp.              48,800       2,195,999
    International
      Rectifier Corp.*        3,700         165,113
    Lam Research Corp.*      11,900         230,563
                                       ------------
                                          4,079,188
                                       ------------
  TELECOMMUNICATIONS -- 4.7%
    AT&T Corp.               13,900         322,306
    BellSouth Corp.          39,500       1,908,343
    Comcast Corp. Cl-A*       4,500         183,375
    Cox Communications,
      Inc. Cl-A*              6,900         304,031
    Digital Lightwave,
      Inc.*                   3,300         167,269
    MasTec, Inc.*             3,400          98,388
    Nextel Communications,
      Inc. Cl-A*              4,600         176,813
    Nortel Networks Corp.
      NY Reg.                14,000         637,000
    Polycom, Inc.*            2,400         156,000
    QUALCOMM, Inc.*           4,500         292,992
    Qwest Communications
      International, Inc.*    6,200         301,475
    SBC Communications,
      Inc.                   37,400       2,157,512

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
    Sprint Corp. (PCS
      Group)*                14,500    $    552,813
    Verizon Communications   24,100       1,393,280
    WorldCom, Inc.*          16,800         399,000
                                       ------------
                                          9,050,597
                                       ------------
  TRANSPORTATION -- 0.0%
    FedEx Corp.*              2,000          93,720
                                       ------------
  UTILITIES -- 1.3%
    AES Corp.*                6,600         372,900
    Allete Corp.              5,500         118,594
    Calpine Corp.*            7,600         599,925
    PG&E Corp.                2,600          70,038
    Public Service
      Enterprise Group,
      Inc.                    9,700         402,550
    Reliant Energy, Inc.     15,600         644,474
    Southern Co.             10,500         308,438
    Southern Energy, Inc.*    2,100          57,225
                                       ------------
                                          2,574,144
                                       ------------
TOTAL COMMON STOCK
  (Cost $94,770,283)                    106,973,072
                                       ------------
                              PAR
                             (000)
                             -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 23.9%
    Federal Home Loan Bank
      6.45%, 11/01/00       $13,200      13,200,000
                                       ------------
    Federal Home Loan
      Mortgage Corp.
      6.50%, 06/01/29         3,950       3,801,647
      7.00%, 06/01/14-
         07/01/30             3,521       3,458,645
      7.50%, 08/01/29         1,602       1,602,486
      8.00%, 07/01/30         1,582       1,603,832
                                       ------------
                                         10,466,610
                                       ------------
    Federal National
      Mortgage Assoc.
      5.25%, 01/15/03         1,500       1,464,390
      6.00%, 12/01/13-
         10/01/28             3,001       2,852,972
      6.50%, 04/29/09-
         07/01/29             4,755       4,565,014
      7.00%, 05/01/11-
         05/01/30             2,870       2,824,367
      7.125%, 02/15/05-
         01/15/30             2,050       2,105,178
      7.25%, 01/15/10         2,800       2,906,277
      7.50%, 07/01/29           871         870,335
      8.00%, 07/01/30           798         808,307
                                       ------------
                                         18,396,840
                                       ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                              PAR
                             (000)        VALUE
---------------------------------------------------
    Government National
      Mortgage Assoc.
      6.00%, 08/15/28       $   175    $    164,605
      6.50%, 05/15/28-
         03/15/29             1,214       1,172,313
      7.00%, 08/15/29         1,347       1,328,463
      7.50%, 05/15/30           968         971,436
                                       ------------
                                          3,636,817
                                       ------------
  (Cost $45,477,704)                     45,700,267
                                       ------------
CORPORATE OBLIGATIONS -- 11.4%
  AEROSPACE -- 0.3%
    Raytheon Co.
      8.20%, 03/01/06           600         621,201
                                       ------------
  BEVERAGES -- 0.2%
    Pepsi Bottling Group,
      Inc. 144A+
      7.00%, 03/01/29           500         462,353
                                       ------------
  CABLE TELEVISION -- 0.2%
    British Sky
      Broadcasting
      8.20%, 07/15/09           450         417,507
                                       ------------
  CONGLOMERATES -- 0.3%
    Tyco International
      Group SA
      6.875%, 09/05/02          600         598,528
                                       ------------
  CONSUMER PRODUCTS & SERVICES -- 0.1%
    Fort James Corp.
      6.625%, 09/15/04          150         145,111
                                       ------------
  ENERGY SERVICES -- 0.5%
    Duke Energy Field
      Services
      7.875%, 08/16/10          900         918,346
                                       ------------
  FINANCIAL -- BANK & TRUST -- 1.5%
    Bank of America Corp.
      6.125%, 07/15/04          200         193,397
    Fleet National Bank
      5.75%, 01/15/09           200         177,983
    Merrill Lynch & Co.,
      Inc.
      7.25%, 07/26/02         1,500       1,508,022
    Wells Fargo Co.
      7.25%, 08/24/05           900         906,597
                                       ------------
                                          2,785,999
                                       ------------
  FINANCIAL SERVICES -- 3.4%
    Associates Corp. NA
      6.00%, 07/15/05           900         859,162
    Cilcorp, Inc.
      8.70%, 10/15/09           400         412,966
    Citigroup, Inc.
      7.25%, 10/01/10           900         894,384
    Ford Motor Credit
      Corp.
      7.50%, 03/15/05         1,700       1,706,005

---------------------------------------------------
                              PAR
                             (000)        VALUE
---------------------------------------------------
    General Motors
      Acceptance Corp.
      6.81%, 03/10/03       $   700    $    698,646
    Lehman Brothers
      Holdings, Inc.
      8.25%, 06/15/07           900         919,811
    Qwest Capital Funding
      144A+
      7.75%, 08/15/06           900         912,949
                                       ------------
                                          6,403,923
                                       ------------
  HOTELS & MOTELS -- 0.4%
    MGM Mirage, Inc.
      8.50%, 09/15/10           800         786,564
                                       ------------
  INSURANCE -- 0.5%
    AXA Financial, Inc.
      7.75%, 08/01/10           950         964,903
                                       ------------
  OIL & GAS -- 0.8%
    Enron Corp.
      6.70%, 11/15/06           600         582,819
    Kerr-McGee Corp.
      7.125%, 10/15/27          800         714,853
    USX Corp.
      6.65%, 02/01/06           300         290,789
                                       ------------
                                          1,588,461
                                       ------------
  PAPER & FOREST PRODUCTS -- 0.5%
    Abitibi Consolidated,
      Inc.
      8.55%, 08/01/10           900         895,057
                                       ------------
  REAL ESTATE -- 0.4%
    Chelsea GCA Realty,
      Inc. [REIT]
      7.25%, 10/21/07           200         184,927
    EOP Operating L.P.
      6.75%, 02/15/08           700         656,036
                                       ------------
                                            840,963
                                       ------------
  TELECOMMUNICATIONS -- 1.2%
    CSC Holdings, Inc.
      8.125%, 07/15/09          750         731,123
    GTE North, Inc.
      5.65%, 11/15/08           200         179,323
    KPNQwest NV
      8.125%, 06/01/09          350         313,250
    Viacom, Inc.
      7.70%, 07/30/10         1,000       1,020,463
                                       ------------
                                          2,244,159
                                       ------------
  UTILITIES -- 1.1%
    Alliant Energy Corp.
      7.375%, 11/09/09          800         781,738
    El Paso Energy Corp.
      8.05%, 10/15/30           800         810,422
    Valero Energy Corp.
      8.375%, 06/15/05          550         570,261
                                       ------------
                                          2,162,421
                                       ------------
TOTAL CORPORATE
  OBLIGATIONS
  (Cost $21,727,060)                     21,835,496
                                       ------------

ASAF AMERICAN CENTURY

STRATEGIC BALANCED FUND

---------------------------------------------------
                              PAR
                             (000)        VALUE
---------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 4.5%
     U.S. Treasury Bonds
      6.375%, 08/15/27      $ 2,000    $  2,109,963
      6.25%, 05/15/30           600         639,281
                                       ------------
                                          2,749,244
                                       ------------
    U.S. Treasury Notes
      6.00%, 07/31/02           100         100,014
      5.875%, 09/30/02          200         199,785
      6.75%, 05/15/05         4,700       4,874,051
                                       ------------
                                          5,173,850
                                       ------------
    U.S. Treasury Strips
      5.994%, 11/15/27        3,750         774,416
                                       ------------
  (Cost $8,631,821)                       8,697,510
                                       ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.5%
     AmeriCredit
       Automobile
       Receivables Trust
       Series 1999-D Cl-A3
      7.02%, 12/12/05           600         602,727
    BMW Vehicle Owner
      Trust Series 1999-A
      Cl-A3
      6.41%, 04/25/03           400         399,030
    Case Equipment Loan
      Trust Series 1998-B
      Cl-A4
      5.92%, 10/15/05           200         198,171
    Chase Commercial
      Mortgage Securities
      Corp. Series 1999-2
      Cl-A2
      7.198%, 11/15/09        1,000       1,007,415
    CIT RV Trust Series
      1998-A Cl-A4
      6.09%, 02/15/12           100          98,657
    General Motors
      Acceptance Corp.
      Series 1999-C1 Cl-A2
      6.175%, 05/15/33          150         141,386
    Morgan Stanley Capital
      I Series 1998-WF1
      Cl-A2
      6.55%, 12/15/07           500         488,008
    Nationslink Funding
      Corp. Series 1998-2
      Cl-A1
      6.001%, 11/20/07           88          85,192
    Nationslink Funding
      Corp. Series 1999-1
      Cl-A2
      6.316%, 11/20/08          250         239,090
    Residential Asset
      Securities Corp.
      Series 1999-KS3
      Cl-A2
      7.075%, 09/25/20        1,500       1,495,465
                                       ------------
  (Cost $4,758,420)                       4,755,141
                                       ------------

---------------------------------------------------
                              PAR
                             (000)        VALUE
---------------------------------------------------
SOVEREIGN ISSUES -- 0.7%
  CANADA -- 0.5%
    Province of Quebec
      5.75%, 02/15/09       $ 1,000    $    918,707
                                       ------------
  MEXICO -- 0.2%
    United Mexican States
      9.875%, 02/01/10          400         417,000
                                       ------------
TOTAL SOVEREIGN ISSUES
  (Cost $1,291,298)                       1,335,707
                                       ------------
                            SHARES
                            ------
SHORT-TERM INVESTMENTS -- 0.0%
  Temporary Investment
     Cash Fund                3,959           3,959
  Temporary Investment
    Fund                      3,958           3,958
                                       ------------
  (Cost $7,917)                               7,917
                                       ------------
TOTAL INVESTMENTS -- 98.9%
  (Cost $176,664,503)                   189,305,110
OTHER ASSETS LESS
  LIABILITIES -- 1.1%                     2,146,632
                                       ------------
NET ASSETS -- 100.0%                   $191,451,742
                                       ============

Cash of $225,000 has been segregated with the custodian to cover margin requirements for the following open futures contracts at October 31, 2000:

                       EXPIRATION    NUMBER OF     UNREALIZED
DESCRIPTION              MONTH       CONTRACTS    DEPRECIATION
-----------            ----------    ---------    ------------
S&P 500 Index            12/00          12         $(222,600)
                                                   =========

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

+ Illiquid security. At the end of the year, these securities amounted to 0.7% of net assets.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the year, these securities amounted to 0.7% of net assets.
See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF FEDERATED

HIGH YIELD BOND FUND

---------------------------------------------------
                              PAR
                             (000)        VALUE
---------------------------------------------------
CORPORATE OBLIGATIONS -- 92.8%
  AEROSPACE -- 0.4%
    Anteon Corp.
      12.00%, 05/15/09      $   550    $    492,250
                                       ------------
  AUTOMOTIVE PARTS -- 3.7%
    Accuride Corp. Cl-B
      9.25%, 02/01/08           375         264,375
    Aftermarket
      Technology, Inc.
      12.00%, 08/01/04          100          99,500
    Aftermarket
      Technology, Inc.
      Cl-D
      12.00%, 08/01/04          425         422,875
    American Axle &
      Manufacturing, Inc.
      9.75%, 03/01/09         1,250       1,121,875
    French, (J.L.)
      Automotive Casting,
      Inc.
      11.50%, 06/01/09          600         357,000
    HDA Parts System, Inc.
      12.00%, 08/01/05          500         200,000
    Lear Corp.
      9.50%, 07/15/06           200         197,000
      8.11%, 05/15/09         1,650       1,530,375
    Oxford Automotive,
      Inc.
      10.125%, 06/15/07         300         253,500
                                       ------------
                                          4,446,500
                                       ------------
  BEVERAGES -- 0.1%
    National Wine &
      Spirits
      10.125%, 01/15/09         175         154,875
                                       ------------
  BROADCASTING -- 4.0%
    Acme Television Co.
      Cl-B [STEP]
      10.717%, 09/30/04         475         448,875
    Big City Radio, Inc.
      [STEP]
      13.028%, 03/15/05         450         231,750
    Echostar Broadband
      Corp. 144A
      10.375%, 10/01/07       1,000       1,005,000
    Fox/Liberty Networks
      LLC
      8.875%, 08/15/07          400         407,000
      9.709%, 08/15/07
      [STEP]                    525         444,938
    Sinclair Broadcasting
      Group, Inc.
      9.00%, 07/15/07           425         384,625
      8.75%, 12/15/07           425         371,875
    UIH Australia Pacific,
      Inc. Cl-B [STEP]
      15.663%, 05/15/06         325         277,875
    UnitedGlobalCom, Inc.
      Cl-B [STEP]
      11.181%, 02/15/08       1,600         936,000

---------------------------------------------------
                              PAR
                             (000)        VALUE
---------------------------------------------------
    XM Satellite Radio,
      Inc. 144A+
      14.00%, 03/15/10      $   450    $    308,250
                                       ------------
                                          4,816,188
                                       ------------
  BUILDING MATERIALS -- 0.9%
    American Builders &
      Contractors Supply
      Co., Inc. Cl-B
      10.625%, 05/15/07         300         256,500
    ISG Resources, Inc.
      10.00%, 04/15/08          300         229,500
    Juno Lighting, Inc.
      11.875%, 07/01/09         300         258,000
    NCI Building Systems,
      Inc. Cl-B
      9.25%, 05/01/09           300         289,500
                                       ------------
                                          1,033,500
                                       ------------
  BUSINESS SERVICES -- 2.7%
    Intermedia
      Communications, Inc.
      [STEP]
      9.733%, 05/15/06          100          93,500
      12.287%, 03/01/09       1,450         938,875
    Intermedia
      Communications, Inc.
      Cl-B
      8.875%, 11/01/07           50          47,750
      8.60%, 06/01/08           275         260,563
    Orion Network Systems
      11.25%, 01/15/07          625         259,375
    Sitel Corp.
      9.25%, 03/15/06           375         309,375
    Teligent, Inc.
      11.50%, 12/01/07          625         284,375
    Teligent, Inc. Cl-B
      [STEP]
      14.94%, 03/01/08          650         139,750
    U.S. Office Products
      Co.
      9.75%, 06/15/08           925         115,625
    Winstar
      Communications, Inc.
      144A
      10.28%, 04/15/10
      [STEP]                  1,443         461,760
      12.75%, 04/15/10          381         276,225
                                       ------------
                                          3,187,173
                                       ------------
  CABLE TELEVISION -- 6.2%
    Charter Communications
      Holdings LLC [STEP]
      6.86%, 04/01/11         3,400       2,005,999
    CSC Holdings, Inc.
      9.25%, 11/01/05           500         505,000
      9.875%, 05/15/06          400         406,000
      7.875%, 12/15/07           50          48,493
      9.875%, 02/15/13          300         304,500

ASAF FEDERATED

HIGH YIELD BOND FUND

---------------------------------------------------
                              PAR
                             (000)        VALUE
---------------------------------------------------
    Diamond Holdings Co.
      PLC
      9.125%, 02/01/08      $   200    $    175,000
    Echostar DBS Corp.
      9.375%, 02/01/09          725         717,750
    Pegasus Communications
      Corp. Cl-B
      9.625%, 10/15/05        1,150       1,127,000
      9.75%, 12/01/06           225         220,500
    RCN Corp. [STEP]
      12.214%, 10/15/07       1,050         519,750
    TeleWest
      Communications PLC
      11.25%, 11/01/08          200         179,000
      9.25%, 04/15/09
      [STEP]                    600         273,000
    United Pan-Europe
      Communication Corp.
      [STEP]
      12.446%, 08/01/09       1,800         711,000
      13.011%, 11/01/09         575         221,375
                                       ------------
                                          7,414,367
                                       ------------
  CAPITAL GOODS -- 0.1%
    Buckeye Cellulose
      Corp.
      9.25%, 09/15/08           100         100,500
                                       ------------
  CHEMICALS -- 3.9%
    Foamex Capital Corp.
      13.50%, 08/15/05          625         453,125
    General Chemical
      Industry Products,
      Inc.
      10.625%, 05/01/09         500         342,500
    Huntsman Corp. 144A
      9.50%, 07/01/07           550         321,750
    Huntsman ICI Chemicals
      Corp.
      10.125%, 07/01/09         400         382,000
    ISP Holdings, Inc.
      Cl-B
      9.00%, 10/15/03           300         247,500
    Lyondell Chemical Co.
      9.625%, 05/01/07          150         146,250
      10.875%, 05/01/09       1,200       1,158,000
    Polymer Group, Inc.
      Cl-B
      9.00%, 07/01/07           550         401,500
      8.75%, 03/01/08           750         540,000
    Sterling Chemicals,
      Inc.
      11.75%, 08/15/06          425         242,250
    Texas Petrochemical
      Corp.
      11.125%, 07/01/06         300         247,500
    United Industries
      Corp. Cl-B
      9.875%, 04/01/09          300         129,000
                                       ------------
                                          4,611,375
                                       ------------
  CLOTHING & APPAREL -- 0.8%
    Boyds Collection Ltd.
      9.00%, 05/15/08           440         411,400

---------------------------------------------------
                              PAR
                             (000)        VALUE
---------------------------------------------------
    GFSI, Inc. Cl-B
      9.625%, 03/01/07      $   675    $    509,625
    Pillowtex Corp. Cl-B
      9.00%, 12/15/07           575          94,875
                                       ------------
                                          1,015,900
                                       ------------
  COMPUTER SERVICES & SOFTWARE -- 0.6%
    Exodus Communications,
      Inc. 144A
      11.625%, 07/15/10         625         578,125
    Rhythms
      NetConnections, Inc.
      14.00%, 02/15/10          350         173,250
                                       ------------
                                            751,375
                                       ------------
  CONGLOMERATES -- 0.7%
    Eagle-Picher
      Industries, Inc.
      9.375%, 03/01/08          700         588,000
    Trizec Financial Ltd.
      10.875%, 10/15/05         275         279,125
                                       ------------
                                            867,125
                                       ------------
  CONSTRUCTION -- 0.5%
    Formica Corp.
      10.875%, 03/01/09         425         172,125
    MMI Products, Inc.
      Cl-B
      11.25%, 04/15/07          400         393,000
                                       ------------
                                            565,125
                                       ------------
  CONSUMER PRODUCTS & SERVICES -- 4.0%
    Albecca, Inc.
      10.75%, 08/15/08          675         604,125
    Amscan Holdings, Inc.
      9.875%, 12/15/07          500         392,500
    Cabot Safety Corp.
      12.50%, 07/15/05          450         450,000
    Chattem, Inc. Cl-B
      8.875%, 04/01/08          550         352,000
    Collins & Aikman Floor
      Coverings Corp.
      10.00%, 01/15/07          150         147,750
    Diamond Brands
      Operating, Inc.
      10.125%, 04/15/08          50          14,750
      12.83%, 04/15/09
      [STEP]                     50           5,750
    Glenoit Corp.
      11.00%, 04/15/07+,++      175          25,375
    Jostens, Inc. 144A
      12.75%, 05/01/10          475         463,125
    NBTY, Inc. Cl-B
      8.625%, 09/15/07          400         336,000
    Playtex Family
      Products Corp.
      9.00%, 12/15/03           450         432,000
    Revlon Consumer
      Products Corp.
      8.625%, 02/01/08        1,500         877,500

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                              PAR
                             (000)        VALUE
---------------------------------------------------
    Sleepmaster, Inc.
      11.00%, 05/15/09      $   425    $    376,125
    Volume Services
      America, Inc.
      11.25%, 03/01/09          400         364,000
                                       ------------
                                          4,841,000
                                       ------------
  CONTAINERS & PACKAGING -- 2.4%
    Huntsman Packaging
      Corp.
      13.00%, 06/01/10          475         372,875
    Owens-Illinois, Inc.
      7.85%, 05/15/04         1,300         994,500
      8.10%, 05/15/07           250         181,250
      7.35%, 05/15/08           350         246,750
    Russell Stanley
      Holdings, Inc.
      10.875%, 02/15/09         300         100,500
    Stone Container Corp.
      12.25%, 04/01/02          400         402,000
      11.50%, 10/01/04          450         452,250
    US Can Corp. 144A
      12.375%, 10/01/10         125         123,125
                                       ------------
                                          2,873,250
                                       ------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 1.3%
    Amphenol Corp.
      9.875%, 05/15/07          260         261,300
    Flextronics
      International Ltd.
      144A
      9.875%, 07/01/10          375         376,875
    SCG Holdings Corp.
      12.00%, 08/01/09          162         161,595
    WESCO Distribution,
      Inc. Cl-B
      9.125%, 06/01/08          800         724,000
                                       ------------
                                          1,523,770
                                       ------------
  ENERGY SERVICES -- 1.2%
    AES Corp.
      9.375%, 09/15/10        1,350       1,349,055
    AES Drax Energy Ltd.
      144A
      11.50%, 08/30/10          100         105,883
                                       ------------
                                          1,454,938
                                       ------------
  ENTERTAINMENT & LEISURE -- 3.0%
    AMF Group, Inc.
      [STEP]++
      16.056%, 03/15/06         512          99,840
    Florida Panthers
      Holdings, Inc.
      9.875%, 04/15/09        1,025         973,750
    Premier Parks, Inc.
      9.25%, 04/01/06            75          69,563
      9.75%, 06/15/07           500         468,750
      10.321%, 04/01/08
      [STEP]                  2,150       1,448,562
    Regal Cinemas, Inc.
      9.50%, 06/01/08         1,125         118,125

---------------------------------------------------
                              PAR
                             (000)        VALUE
---------------------------------------------------
    True Temper Sports,
      Inc.
      10.875%, 12/01/08     $   425    $    410,125
                                       ------------
                                          3,588,715
                                       ------------
  ENVIRONMENTAL SERVICES -- 2.5%
    Allied Waste North
      America Co.
      10.00%, 08/01/09        1,725       1,500,750
    Allied Waste North
      America Co. Cl-B
      7.625%, 01/01/06        1,100         984,500
      7.875%, 01/01/09          525         454,125
                                       ------------
                                          2,939,375
                                       ------------
  FARMING & AGRICULTURE -- 0.2%
    Royster-Clark, Inc.
      10.25%, 04/01/09          375         283,125
                                       ------------
  FINANCIAL -- BANK & TRUST -- 1.7%
    GS Escrow Corp.
      7.125%, 08/01/05        1,700       1,583,771
    RBF Finance Co.
      11.375%, 03/15/09         350         401,625
                                       ------------
                                          1,985,396
                                       ------------
  FINANCIAL SERVICES -- 0.8%
    Caithness Coso Fund
      Corp.
      9.05%, 12/15/09           500         497,500
    Unifrax Investment
      Corp.
      10.50%, 11/01/03          475         434,625
                                       ------------
                                            932,125
                                       ------------
  FOOD -- 1.3%
    Agrilink Foods, Inc.
      11.875%, 11/01/08         650         481,000
    Del Monte Foods Co.
      [STEP]
      3.778%, 12/15/07          500         377,500
    Dominos, Inc. Cl-B
      10.375%, 01/15/09         400         367,000
    Eagle Family Foods,
      Inc. Cl-B
      8.75%, 01/15/08           600         297,000
    Jitney-Jungle Stores,
      Inc.
      10.375%, 09/15/07++       150           1,875
    Nebco Evans Holding
      Co. [STEP]++
      10.875%, 07/15/07         125             781
                                       ------------
                                          1,525,156
                                       ------------
  FURNITURE -- 0.5%
    Sealy Mattress Co.
      Cl-B
      9.251%, 12/15/07
      [STEP]                    475         358,625
      9.875%, 12/15/07          250         238,750
                                       ------------
                                            597,375
                                       ------------

ASAF FEDERATED

HIGH YIELD BOND FUND

---------------------------------------------------
                              PAR
                             (000)        VALUE
---------------------------------------------------
HEALTHCARE
SERVICES -- 5.3%
    Everest Healthcare
      Services, Inc.
      9.75%, 05/01/08       $   425    $    401,625
    Genesis Health
      Ventures, Inc.++
      9.25%, 10/01/06           200          25,000
      9.875%, 01/15/09          150          14,250
    HCA -- The Healthcare
      Corp.
      6.91%, 06/15/05           800         755,840
      8.75%, 09/01/10         1,000       1,017,770
    Hudson Respiratory
      Care, Inc.
      9.125%, 04/15/08          450         272,250
    Tenet Healthcare Corp.
      8.00%, 01/15/05           975         965,250
      8.625%, 01/15/07          400         400,000
      7.625%, 06/01/08          100          95,625
      8.125%, 12/01/08        1,125       1,091,250
      9.25%, 09/01/10 144A    1,300       1,345,500
                                       ------------
                                          6,384,360
                                       ------------
  INDUSTRIAL PRODUCTS -- 1.0%
    Blount International,
      Inc.
      13.00%, 08/01/09          425         359,125
    Continental Global
      Group, Inc. Cl-B
      11.00%, 04/01/07          100          37,500
    Hexcel Corp.
      9.75%, 01/15/09           350         323,750
    URS Corp. Cl-B
      12.25%, 05/01/09          475         477,375
                                       ------------
                                          1,197,750
                                       ------------
  INTERNET SERVICES -- 1.5%
    Call-Net Enterprises,
      Inc. [STEP]
      8.949%, 08/15/07          425         150,875
      9.441%, 08/15/08          425         129,625
      11.162%, 05/15/09       1,700         433,500
    Northpoint
      Communications
      Group, Inc.
      12.875%, 02/15/10         300         283,500
    PSINet, Inc.
      11.50%, 11/01/08          325         170,625
      11.00%, 08/01/09          800         404,000
    PSINet, Inc. Cl-B
      10.00%, 02/15/05          525         265,125
                                       ------------
                                          1,837,250
                                       ------------
  MACHINERY & EQUIPMENT -- 1.9%
    Clark Materials
      Handling Corp. Cl-D
      10.75%, 11/15/06+,++      150           8,250
    Columbus McKinnon
      Corp.
      8.50%, 04/01/08           150         126,750

---------------------------------------------------
                              PAR
                             (000)        VALUE
---------------------------------------------------
    National Equipment
      Services, Inc. Cl-D
      10.00%, 11/30/04      $   100    $     60,500
    NationsRent, Inc.
      10.375%, 12/15/08         450         272,250
    Simonds Industries,
      Inc.
      10.25%, 07/01/08          250         176,250
    Tekni-Plex, Inc. 144A
      12.75%, 06/15/10          375         339,375
    United Rentals, Inc.
      9.25%, 01/15/09         1,075         886,875
    United Rentals, Inc.
      Cl-B
      9.00%, 04/01/09           200         162,000
    Woods Equipment Co.
      12.00%, 07/15/09          325         238,875
                                       ------------
                                          2,271,125
                                       ------------
  MEDICAL SUPPLIES & EQUIPMENT -- 2.6%
    CONMED Corp.
      9.00%, 03/15/08           625         503,125
    Dade International,
      Inc. Cl-B
      11.125%, 05/01/06         475          49,875
    Fisher Scientific
      International, Inc.
      9.00%, 02/01/08           625         578,125
      9.00%, 02/01/08           875         809,375
    Hanger Orthopedic
      Group, Inc.
      11.25%, 06/15/09          450         317,250
    Kinetic Concepts, Inc.
      Cl-B
      9.625%, 11/01/07        1,025         861,000
                                       ------------
                                          3,118,750
                                       ------------
  METALS & MINING -- 1.5%
    AEI Resources, Inc.
      144A
      10.50%, 12/15/05          450          42,750
      11.50%, 12/15/06          300          16,500
    California Steel
      Industries
      8.50%, 04/01/09           300         265,500
    Euramax International
      PLC
      11.25%, 10/01/06          475         396,625
    Metals USA, Inc.
      8.625%, 02/15/08          525         328,125
    Murrin Murrin Holdings
      PTY
      9.375%, 08/31/07          300         259,500
    Neenah Corp. Cl-B
      11.125%, 05/01/07         225         169,875
    Neenah Corp. Cl-F
      11.125%, 05/01/07         375         283,125

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                              PAR
                             (000)        VALUE
---------------------------------------------------
    Republic Technologies,
      Inc.
      13.75%, 07/15/09      $   400    $     62,000
                                       ------------
                                          1,824,000
                                       ------------
  OFFICE EQUIPMENT -- 0.4%
    Buhrmann U.S., Inc.
      12.25%, 11/01/09          500         507,500
                                       ------------
  OIL & GAS -- 2.6%
    Comstock Resources,
      Inc.
      11.25%, 05/01/07          200         208,000
    Continental Resources,
      Inc.
      10.25%, 08/01/08          375         337,500
    Forest Oil Corp.
      10.50%, 01/15/06          450         463,500
    Pogo Producing Co.
      Cl-B
      10.375%, 02/15/09         500         527,500
    Pride Petroleum
      Services, Inc.
      9.375%, 05/01/07          350         355,688
    R&B Falcon Corp.
      12.25%, 03/15/06          500         590,000
    Triton Energy Ltd.
      8.75%, 04/15/02           575         580,750
                                       ------------
                                          3,062,938
                                       ------------
  PRINTING & PUBLISHING -- 1.0%
    Garden State
      Newspapers, Inc.
      Cl-B
      8.75%, 10/01/09           475         441,750
    Hollinger
      International
      Publishing Co.
      9.25%, 02/01/06           125         122,500
      9.25%, 03/15/07           300         301,500
    Ziff Davis Media, Inc.
      144A
      12.00%, 07/15/10          300         276,000
                                       ------------
                                          1,141,750
                                       ------------
  RAILROADS -- 0.1%
    Railworks Corp.
      11.50%, 04/15/09          375         110,625
                                       ------------
  REAL ESTATE -- 1.5%
    HMH Properties, Inc.
      Cl-A
      7.875%, 08/01/05          400         381,000
    HMH Properties, Inc.
      Cl-B
      7.875%, 08/01/08          825         765,188
    HMH Properties, Inc.
      Cl-C
      8.45%, 12/01/08           700         666,750
                                       ------------
                                          1,812,938
                                       ------------

---------------------------------------------------
                              PAR
                             (000)        VALUE
---------------------------------------------------
  RESTAURANTS -- 0.6%
    Advantica Restaurant
      Group, Inc.
      11.25%, 01/15/08      $   250    $    131,250
    Carrols Corp.
      9.50%, 12/01/08           450         357,750
    CKE Restaurants, Inc.
      9.125%, 05/01/09          375         223,125
                                       ------------
                                            712,125
                                       ------------
  RETAIL & MERCHANDISING -- 0.1%
    Community
      Distributors, Inc.
      Cl-B
      10.25%, 10/15/04          200         157,000
                                       ------------
  SEMICONDUCTORS -- 0.6%
    Fairchild
      Semiconductor Corp.
      10.375%, 10/01/07         300         295,500
      10.75%, 04/15/09          550         442,750
                                       ------------
                                            738,250
                                       ------------
  TELECOMMUNICATIONS -- 24.8%
    Airgate PCS, Inc.
      6.185%, 10/01/09          900         517,500
    Alamosa PCS Holdings,
      Inc.
      6.368%, 02/15/10          800         388,000
    Asia Global Crossing
      Ltd. 144A
      13.375%, 10/15/10         350         329,000
    Crown Castle
      International Corp.
      10.483%, 05/15/11
      [STEP]                  1,100         698,500
      10.75%, 08/01/11          250         258,125
      11.272%, 08/01/11
      [STEP]                  1,000         645,000
    Dolphin Telecom PLC
      [STEP]
      14.00%, 05/15/09          600          93,000
    Global Crossing
      Holdings Ltd.
      9.50%, 11/15/09         2,550       2,447,999
    Hermes Europe Railtel
      BV, Inc.
      11.50%, 08/15/07        1,350         681,750
    Intermedia
      Communications, Inc.
      Cl-B [STEP]
      10.56%, 07/15/07          850         709,750
    Level 3
      Communications, Inc.
      9.125%, 05/01/08        1,575       1,283,625
      9.951%, 12/01/08
      [STEP]                  2,875       1,566,875

ASAF FEDERATED

HIGH YIELD BOND FUND

---------------------------------------------------
                              PAR
                             (000)        VALUE
---------------------------------------------------
    McLeodUSA, Inc.
      7.711%, 03/01/07
      [STEP]                $ 1,250    $  1,031,250
      8.375%, 03/15/08          150         133,500
      9.50%, 11/01/08           125         115,000
      8.125%, 02/15/09          700         602,000
    Metricom, Inc.
      13.00%, 02/15/10          200         121,000
    MetroMedia Fiber
      Network, Inc.
      10.00%, 12/15/09          775         701,375
    Millicom International
      Cellular, Inc.
      [STEP]
      13.529%, 06/01/06       1,050         887,250
    Nextel Communications,
      Inc.
      10.628%, 02/15/08
      [STEP]                  2,650       2,020,625
      9.375%, 11/15/09        1,525       1,486,875
    Nextel International,
      Inc. [STEP]
      12.125%, 04/15/08          50          30,250
    Nextel Partners, Inc.
      [STEP]
      13.664%, 02/01/09         260         183,300
    NEXTLINK
      Communications, Inc.
      11.07%, 04/15/08
      [STEP]                    950         536,750
      10.75%, 06/01/09          850         752,250
      11.725%, 06/01/09
      [STEP]                  2,525       1,313,000
    NTL Communications
      Corp. Cl-B [STEP]
      10.732%, 10/01/08       1,800       1,053,000
      11.50%, 10/01/08          650         607,750
    NTL, Inc. Cl-B [STEP]
      9.743%, 02/01/06          125         116,875
      10.381%, 04/01/08       2,375       1,401,250
    Orius Capital Corp.
      12.75%, 02/01/10          475         463,125
    Qwest Communications
      International, Inc.
      [STEP]
      8.24%, 10/15/07           700         623,189
    Rogers Cantel, Inc.
      8.80%, 10/01/07           225         227,250
    SpectraSite Holdings,
      Inc. [STEP]
      12.875%, 03/15/10         525         262,500
    Telecommunications
      Techniques Co.
      9.75%, 05/15/08         1,450       1,355,750
    Telesystem
      International
      Wireless, Inc. Cl-B
      [STEP]
      14.691%, 06/30/07         800         364,000
      10.352%, 11/01/07          75          30,375
    Tritel PCS, Inc.
      [STEP]
      13.458%, 05/15/09         300         195,000

---------------------------------------------------
                              PAR
                             (000)        VALUE
---------------------------------------------------
    Triton PCS Holdings,
      Inc. [STEP]
      13.458%, 05/01/08     $   725    $    552,813
    U.S. Unwired, Inc.
      [STEP]
      13.375%, 11/01/09         400         198,000
    Viatel, Inc.
      11.25%, 04/15/08           75          39,375
      13.739%, 04/15/08
      [STEP]                  1,800         504,000
      11.50%, 03/15/09          100          52,500
    Voicestream Wireless
      Holdings
      10.375%, 11/15/09         300         322,500
      11.657%, 11/15/09       1,525       1,105,625
    Williams
      Communications
      Group, Inc.
      10.875%, 10/01/09         600         513,000
                                       ------------
                                         29,521,426
                                       ------------
  TRANSPORTATION -- 1.9%
    Allied Holdings, Inc.
      Cl-B
      8.625%, 10/01/07          400         330,000
    Ameritruck
      Distribution Corp.
      Cl-B
      12.25%, 11/15/05+,++       50               5
    Gearbulk Holding Ltd.
      11.25%, 12/01/04          525         525,000
    Holt Group, Inc.
      9.75%, 01/15/06           100          12,500
    Motor Coach
      Industries, Inc.
      11.25%, 05/01/09          400         194,000
    Stena AB
      10.50%, 12/15/05          500         442,500
      8.75%, 06/15/07           900         706,500
      10.625%, 06/01/08         100          80,500
                                       ------------
                                          2,291,005
                                       ------------
UTILITIES -- 1.9%
    CMS Energy Corp.
      7.50%, 01/15/09           525         458,892
    El Paso Electric Co.
      Cl-E
      9.40%, 05/01/11           600         633,474
    International Utility
      Structures, Inc.
      10.75%, 02/01/08          125          90,625
    Niagara Mohawk Power
      Corp. Cl-H [STEP]
      7.788%, 07/01/10          650         526,065
    Triton Energy Oil 144A
      8.875%, 10/01/07          600         600,000
                                       ------------
                                          2,309,056
                                       ------------
TOTAL CORPORATE
  OBLIGATIONS
  (Cost $134,410,811)                   110,998,326
                                       ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                              PAR
                             (000)        VALUE
---------------------------------------------------
PREFERRED STOCK -- 2.4%
  BROADCASTING -- 0.6%
    Benedek Communications
      Corp.
      11.50% [PIK]          $   100    $     55,500
    Sinclair Capital Cl-A
      11.625%                     7         610,500
                                       ------------
                                            666,000
                                       ------------
  FOOD -- 0.0%
    Nebco Evans Holding
      Co. 11.25% [PIK]          663             414
                                       ------------
  HEALTHCARE SERVICES -- 0.0%
    River Holding Corp.
      Cl-B 11.50% [PIK]         661          42,965
                                       ------------
  OIL & GAS -- 0.7%
    R&B Falcon Corp.
      13.875% [PIK]             630         822,240
                                       ------------
  PRINTING & PUBLISHING -- 1.0%
    Primedia, Inc. Cl-D
      10.00%                      6         535,801
    Primedia, Inc. Cl-F
      9.20%                       3         262,550
    Primedia, Inc. Cl-H
      8.625%                      5         448,875
                                       ------------
                                          1,247,226
                                       ------------
  TELECOMMUNICATIONS -- 0.1%
    AMFM Operating, Inc.
      12.625% [PIK]              56          65,706
    Nextel Communications,
      Inc. Cl-E 11.125%
      [PIK]                      25          23,125
                                       ------------
                                             88,831
                                       ------------
TOTAL PREFERRED STOCK
  (Cost $3,000,643)                       2,867,676
                                       ------------
REPURCHASE AGREEMENTS -- 2.2%
  Greenwich Capital
     Markets, Inc., 6.50%,
     dated 10/31/00,
     maturing 11/01/00,
     repurchase price
     $2,603,470,
     (Collateralized by
     U.S. Treasury Notes,
     6.375%, par value
     $2,643,000, market
     value $2,656,058, due
     03/31/01)
  (Cost $2,603,000)           2,603       2,603,000
                                       ------------

---------------------------------------------------
                            SHARES        VALUE
---------------------------------------------------
---------------------------------------------------
COMMON STOCK -- 0.2%
  BROADCASTING -- 0.1%
    XM Satellite Radio
      Warrants*                 450    $     63,112
                                       ------------
  CONSUMER PRODUCTS & SERVICES -- 0.0%
    Jostens, Inc.
      Warrants*                 475           9,619
                                       ------------
  CONTAINERS & PACKAGING -- 0.0%
    Huntsman Packaging
      Corp. Warrants*           475           4,869
                                       ------------
  METALS & MINING -- 0.0%
    Republic Technologies
      Warrants*                 400               0
                                       ------------
  OIL & GAS -- 0.1%
    R&B Falcon Corp.
      Warrants 144A*+           275         145,646
                                       ------------
  TELECOMMUNICATIONS -- 0.0%
    Metricom, Inc.
      Warrants*                 300             308
                                       ------------
TOTAL COMMON STOCK
  (Cost $127,313)                           223,554
                                       ------------
TOTAL INVESTMENTS -- 97.6%
  (Cost $140,141,767)                   116,692,556
OTHER ASSETS LESS
  LIABILITIES -- 2.4%                     2,891,262
                                       ------------
NET ASSETS -- 100.0%                   $119,583,818
                                       ============

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
*  Non-income producing security.
+ Illiquid security. At the end of the year, these securities amounted to less than 0.4% of net assets.
++ Defaulted Security. At the end of the year, these securities amounted to 0.1%
   of net assets.
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the year, these securities amounted to 6.0% of net assets.

See Notes to Financial Statements.

ASAF ALLIANCE

GROWTH FUND

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
COMMON STOCK -- 97.6%
  AEROSPACE -- 1.7%
    Honeywell
      International, Inc.     51,200    $  2,755,200
                                        ------------
  BROADCASTING -- 0.5%
    Clear Channel
      Communications,
      Inc.*                   14,570         875,111
                                        ------------
  COMPUTER HARDWARE -- 3.6%
    Dell Computer Corp.*      20,800         613,600
    EMC Corp.*                60,800       5,415,000
                                        ------------
                                           6,028,600
                                        ------------
  COMPUTER SERVICES & SOFTWARE -- 11.8%
    BEA Systems, Inc.*         1,400         100,450
    Cisco Systems, Inc.*     179,300       9,659,787
    I2 Technologies,
      Inc.*                    1,100         187,000
    Microsoft Corp.*          42,900       2,954,738
    Oracle Corp.*            102,600       3,385,800
    Sun Microsystems,
      Inc.*                   24,600       2,727,525
    Veritas Software
      Corp.*                   3,800         535,859
                                        ------------
                                          19,551,159
                                        ------------
  CONGLOMERATES -- 8.1%
    Corning, Inc.             29,900       2,287,350
    Tyco International
      Ltd.                   194,900      11,048,403
                                        ------------
                                          13,335,753
                                        ------------
  CONSUMER PRODUCTS & SERVICES -- 1.0%
    Colgate-Palmolive Co.     27,900       1,639,404
                                        ------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 1.2%
    General Electric Co.      35,000       1,918,438
                                        ------------
  ENTERTAINMENT & LEISURE -- 8.6%
    Disney, (Walt) Co.        24,700         884,569
    Time Warner, Inc.        112,500       8,539,875
    Viacom, Inc. Cl-B*        85,200       4,845,750
                                        ------------
                                          14,270,194
                                        ------------
  FINANCIAL -- BANK & TRUST -- 4.8%
    Chase Manhattan Corp.     42,300       1,924,650
    MBNA Corp.               158,000       5,934,875
                                        ------------
                                           7,859,525
                                        ------------
  FINANCIAL SERVICES -- 12.1%
    Associates First
      Capital Corp. Cl-A     156,700       5,817,488
    Citigroup, Inc.          129,033       6,790,361
    Freddie Mac               32,700       1,962,000
    Goldman Sachs Group,
      Inc.                     8,000         798,500
    Household
      International, Inc.     16,700         840,219
    Morgan Stanley Dean
      Witter & Co.            45,900       3,686,344
                                        ------------
                                          19,894,912
                                        ------------

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
  INTERNET SERVICES -- 1.1%
    America Online, Inc.*      3,600    $    181,548
    Juniper Networks,
      Inc.*                    5,600       1,092,000
    VeriSign, Inc.*            1,000         132,000
    Yahoo!, Inc.*              8,100         474,863
                                        ------------
                                           1,880,411
                                        ------------
  MEDICAL SUPPLIES & EQUIPMENT -- 0.9%
    Medtronic, Inc.           28,900       1,569,631
                                        ------------
  OIL & GAS -- 0.3%
    BP Amoco PLC [ADR]         8,800         448,250
                                        ------------
  PHARMACEUTICALS -- 9.0%
    Pfizer, Inc.             195,600       8,447,475
    Pharmacia Corp.           32,500       1,787,500
    Schering-Plough Corp.     88,500       4,574,344
                                        ------------
                                          14,809,319
                                        ------------
  RETAIL & MERCHANDISING -- 6.9%
    Home Depot, Inc.         163,500       7,030,499
    Kohl's Corp.*             45,400       2,460,113
    Walgreen Co.              42,500       1,939,063
                                        ------------
                                          11,429,675
                                        ------------
  SEMICONDUCTORS -- 10.5%
    Altera Corp.*             24,700       1,011,156
    Applied Materials,
      Inc.*                   83,600       4,441,250
    Applied Micro
      Circuits Corp.*         14,914       1,139,026
    Intel Corp.              130,600       5,877,000
    JDS Uniphase Corp.*        6,600         537,075
    Micron Technology,
      Inc.*                   40,100       1,393,475
    PMC-Sierra, Inc.*         13,700       2,322,150
    SDL, Inc.*                 2,600         674,050
                                        ------------
                                          17,395,182
                                        ------------
  TELECOMMUNICATIONS -- 15.5%
    Amdocs Ltd.*               4,000         259,250
    AT&T Corp. Liberty
      Media Group Cl-A*      280,700       5,052,600
    AT&T Wireless Group*      88,800       2,214,450
    Ciena Corp.*               2,200         231,275
    Nokia Corp. Cl-A
      [ADR]                  170,200       7,276,050
    Nortel Networks Corp.
      NY Reg.                169,400       7,707,699
    Tycom Ltd.*               15,600         522,600
    Vodafone Airtouch PLC
      [ADR]                   53,200       2,264,325
                                        ------------
                                          25,528,249
                                        ------------
TOTAL COMMON STOCK
  (Cost $166,675,234)                    161,189,013
                                        ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.9%
    Temporary Investment
      Cash Fund            2,425,938    $  2,425,938
    Temporary Investment
      Fund                 2,425,937       2,425,937
                                        ------------
  (Cost $4,851,875)                        4,851,875
                                        ------------
TOTAL
  INVESTMENTS -- 100.5%
  (Cost $171,527,109)                    166,040,888
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.5%)                         (753,111)
                                        ------------
NET ASSETS -- 100.0%                    $165,287,777
                                        ============

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

See Notes to Financial Statements.

ASAF ALLIANCE GROWTH

AND INCOME FUND

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
COMMON STOCK -- 95.2%
  AEROSPACE -- 0.8%
    Honeywell
      International, Inc.     35,000    $  1,883,438
                                        ------------
  AIRLINES -- 2.2%
    Continental Airlines,
      Inc. Cl-B*              75,000       3,937,500
    Delta Air Lines, Inc.     30,000       1,417,500
                                        ------------
                                           5,355,000
                                        ------------
  AUTOMOTIVE PARTS -- 0.5%
    Delphi Automotive
      Systems Corp.           70,000       1,098,125
                                        ------------
  BEVERAGES -- 3.1%
    Pepsi Bottling Group,
      Inc.                   215,000       7,444,375
                                        ------------
  BROADCASTING -- 0.7%
    Clear Channel
      Communications,
      Inc.*                   30,000       1,801,875
                                        ------------
  BUILDING MATERIALS -- 1.1%
    Masco Corp.              100,000       1,868,750
    U.S. Industries, Inc.     90,000         798,751
                                        ------------
                                           2,667,501
                                        ------------
  BUSINESS SERVICES -- 3.6%
    First Data Corp.         175,000       8,771,874
                                        ------------
  CHEMICALS -- 3.6%
    Dow Chemical Co.          75,000       2,296,875
    Eastman Chemical Co.      35,000       1,500,625
    Lyondell Chemical Co.    225,000       3,234,374
    Solutia, Inc.             85,000       1,083,750
    Union Carbide Corp.       14,500         623,500
                                        ------------
                                           8,739,124
                                        ------------
  CLOTHING & APPAREL -- 0.6%
    Limited, Inc.             60,000       1,515,000
                                        ------------
  COMPUTER HARDWARE -- 2.6%
    Compaq Computer Corp.     75,000       2,280,750
    Gateway, Inc.*            75,000       3,870,750
                                        ------------
                                           6,151,500
                                        ------------
  COMPUTER SERVICES & SOFTWARE -- 1.4%
    Computer Sciences
      Corp.*                  22,500       1,417,500
    Electronic Data
      Systems Corp.           40,000       1,877,500
    Unisys Corp.*                  1              13
                                        ------------
                                           3,295,013
                                        ------------

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
  CONGLOMERATES -- 9.2%
    Philip Morris Co.,
      Inc.                   160,000    $  5,860,000
    Tyco International
      Ltd.                   165,000       9,353,437
    United Technologies
      Corp.                  100,000       6,981,250
                                        ------------
                                          22,194,687
                                        ------------
  CONSUMER PRODUCTS & SERVICES -- 2.1%
    Avon Products, Inc.       60,000       2,910,000
    Colgate-Palmolive Co.     35,000       2,056,600
                                        ------------
                                           4,966,600
                                        ------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 1.1%
    Flextronics
      International Ltd.*     25,100         953,800
    Solectron Corp.*          37,500       1,650,000
                                        ------------
                                           2,603,800
                                        ------------
  ENERGY SERVICES -- 1.6%
    Dynegy, Inc.              83,000       3,843,938
                                        ------------
  ENTERTAINMENT & LEISURE -- 2.5%
    Carnival Corp.            50,000       1,240,625
    Mattel, Inc.             135,000       1,746,563
    Royal Caribbean
      Cruises Ltd.*           80,000       1,800,000
    Viacom, Inc. Cl-B*        20,000       1,137,500
                                        ------------
                                           5,924,688
                                        ------------
  FINANCIAL -- BANK & TRUST -- 9.5%
    Bank of America Corp.    165,000       7,930,313
    Bank One Corp.           105,000       3,832,500
    Morgan, (J.P.) & Co.,
      Inc.                    67,500      11,171,249
                                        ------------
                                          22,934,062
                                        ------------
  FINANCIAL SERVICES -- 8.4%
    Associates First
      Capital Corp. Cl-A     210,000       7,796,249
    CIT Group                 55,000         959,063
    Citigroup, Inc.           33,333       1,754,149
    Fleet Financial
      Group, Inc.             25,000         950,000
    Household
      International, Inc.    175,000       8,804,687
                                        ------------
                                          20,264,148
                                        ------------
  FOOD -- 3.6%
    Kroger Co.*              385,000       8,686,562
                                        ------------
  HEALTHCARE SERVICES -- 2.9%
    Tenet Healthcare
      Corp.                  175,000       6,879,688
                                        ------------
  INSURANCE -- 1.2%
    AFLAC, Inc.               20,000       1,461,250
    MGIC Investment Corp.     22,500       1,532,813
                                        ------------
                                           2,994,063
                                        ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
MEDICAL SUPPLIES &
EQUIPMENT -- 2.3%
    Abbott Laboratories       70,000    $  3,696,875
    Guidant Corp.*            35,000       1,852,813
                                        ------------
                                           5,549,688
                                        ------------
  METALS & MINING -- 1.5%
    Alcoa, Inc.              125,000       3,585,938
                                        ------------
  OIL & GAS -- 8.4%
    BP Amoco PLC [ADR]       125,000       6,367,187
    Chevron Corp.             20,000       1,642,500
    Exxon Mobil Corp.         12,500       1,114,844
    Kerr-McGee Corp.          55,000       3,592,187
    Noble Drilling Corp.*     40,000       1,662,500
    Repsol SA [ADR]           87,500       1,394,531
    Santa Fe
      International
      Corp.*                  30,000       1,095,000
    USX-Marathon Group,
      Inc.                   125,000       3,398,438
                                        ------------
                                          20,267,187
                                        ------------
  PHARMACEUTICALS -- 1.8%
    Pharmacia Corp.           29,000       1,595,000
    Schering-Plough Corp.     55,000       2,842,813
                                        ------------
                                           4,437,813
                                        ------------
  PRINTING & PUBLISHING -- 2.1%
    Belo, (A.H.) Corp.
      Cl-A                    85,000       1,630,938
    Gannett Co., Inc.         60,000       3,480,000
                                        ------------
                                           5,110,938
                                        ------------
  RAILROADS -- 0.4%
    Burlington Northern
      Santa Fe Corp.          35,000         929,688
                                        ------------
  RETAIL & MERCHANDISING -- 1.4%
    Circuit City Stores,
      Inc.                    75,000         993,750
    Lowe's Companies,
      Inc.                    50,000       2,284,375
                                        ------------
                                           3,278,125
                                        ------------
  SEMICONDUCTORS -- 3.5%
    Altera Corp.*             55,000       2,251,563
    Applied Materials,
      Inc.*                   37,500       1,992,188

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
    Fairchild
      Semiconductor
      Corp.*                  62,800    $  1,322,725
    Micron Technology,
      Inc.*                   80,000       2,779,999
                                        ------------
                                           8,346,475
                                        ------------
  TELECOMMUNICATIONS -- 9.3%
    AT&T Corp.               285,000       6,608,437
    AT&T Corp. Liberty
      Media Group Cl-A*      150,000       2,700,000
    BellSouth Corp.           50,000       2,415,625
    Comcast Corp. Cl-A*      150,000       6,112,500
    SBC Communications,
      Inc.                    20,000       1,153,750
    Sprint Corp. (FON
      Group)                  75,000       1,912,500
    WorldCom, Inc.*           60,000       1,425,000
                                        ------------
                                          22,327,812
                                        ------------
  UTILITIES -- 2.2%
    AES Corp.                 35,000       1,977,500
    Duke Energy Corp.         20,000       1,728,750
    FPL Group, Inc.           25,000       1,650,000
                                        ------------
                                           5,356,250
                                        ------------
TOTAL COMMON STOCK
  (Cost $210,747,683)                    229,204,975
                                        ------------
SHORT-TERM INVESTMENTS -- 6.6%
    Temporary Investment
      Cash Fund            7,895,296       7,895,296
    Temporary Investment
      Fund                 7,895,295       7,895,295
                                        ------------
  (Cost $15,790,591)                      15,790,591
                                        ------------
TOTAL
  INVESTMENTS -- 101.8%
  (Cost $226,538,274)                    244,995,566
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (1.8%)                       (4,251,798)
                                        ------------
NET ASSETS -- 100.0%                    $240,743,768
                                        ============

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

See Notes to Financial Statements.

ASAF JANUS

OVERSEAS GROWTH FUND

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
FOREIGN STOCK -- 80.4%
  BRAZIL -- 3.2%
    Embraer Aircraft
      Corp. [ADR]             53,635    $  1,552,063
    Petroleo Brasileiro
      SA [ADR]*              268,950       7,132,420
    Petroleo Brasileiro
      SA NY Reg. [ADR]*      114,725       3,334,195
    Telecomunicacoes
      Brasileiras SA Pfd.
      [ADR]                   51,745       3,790,321
    Telesp Celular
      Participacoes SA
      [ADR]                   83,710       2,647,329
                                        ------------
                                          18,456,328
                                        ------------
  CANADA -- 5.4%
    Bombardier, Inc.
      Cl-B*                  242,906       3,809,224
    Celestica, Inc.*           2,864         204,030
    Celestica, Inc. NY
      Reg.*                   65,805       4,729,734
    Corus Entertainment,
      Inc.*                  103,632       2,849,941
    GT Group Telecom,
      Inc.*                   31,230         303,517
    Nortel Networks Corp.     30,664       1,387,393
    Nortel Networks Corp.
      NY Reg.*               197,979       9,008,045
    Rogers
      Communications,
      Inc. Cl-B*             154,088       2,986,436
    Seagram Co. Ltd.
      [ADR]                   33,650       1,922,256
    Shaw Communications,
      Inc. Cl-B*             174,589       3,572,396
                                        ------------
                                          30,772,972
                                        ------------
  FINLAND -- 5.3%
    Nokia AB Oyj             409,229      16,820,244
    Nokia Corp. Cl-A
      [ADR]                  306,095      13,085,561
                                        ------------
                                          29,905,805
                                        ------------
  FRANCE -- 6.5%
    Alcatel Corp.            101,580       6,190,857
    Atos SA*                  12,869       1,054,836
    AXA SA                    22,904       3,028,654
    Havas Advertising SA     237,430       3,821,855
    Infovista SA [ADR]*       64,060       2,354,205
    Louis Vuitton Moet
      Hennessy                 4,640         338,244
    Schneider SA              40,332       2,623,867
    STMicroelectronics NV    115,714       5,831,113
    STMicroelectronics NV
      NY Reg.                 14,700         763,481
    Total Fina SA Cl-B        77,930      11,137,199
                                        ------------
                                          37,144,311
                                        ------------

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
  GERMANY -- 2.7%
    ADVA AG Optical
      Networking*              3,486    $    247,029
    Bayerische Motoren
      Werke AG                99,177       3,312,233
    EM.TV & Merchandising
      AG                      45,994       1,329,442
    Intershop
      Communications AG*      21,853       1,098,448
    Marschollek,
      Lautenschlaeger und
      Partner AG Pfd.         44,508       6,149,494
    Porsche AG                   882       2,990,489
                                        ------------
                                          15,127,135
                                        ------------
  HONG KONG -- 6.7%
    China Mobile Ltd.        294,000       1,894,320
    China Mobile Ltd.
      [ADR]*                 699,700      21,428,314
    Citic Pacific Ltd.     1,321,000       5,301,724
    Legend Holdings Ltd.   8,020,000       6,787,163
    Television Broadcasts
      Ltd.                   446,000       2,441,927
                                        ------------
                                          37,853,448
                                        ------------
  INDIA -- 0.6%
    Reliance Industries
      [GDR] 144A+            249,300       3,284,528
                                        ------------
  ISRAEL -- 2.4%
    Check Point Software
      Technologies Ltd.*      78,140      12,375,423
    Partner
      Communications Co.
      Ltd. [ADR]*            164,830         988,980
                                        ------------
                                          13,364,403
                                        ------------
  JAPAN -- 12.4%
    Furukawa Electric Co.    457,000      12,012,407
    Hoya Corp.                19,000       1,569,611
    NEC Corp.                273,000       5,200,653
    Nippon Telegraph &
      Telephone Corp.            329       2,992,107
    NTT Mobile
      Communication
      Network, Inc.            1,012      24,932,436
    Rohm Co. Ltd.              7,800       1,965,247
    Shionogi & Co. Ltd.      109,000       2,126,366
    Sony Corp.               115,100       9,192,290
    Sony Corp. [ADR]          13,070       1,084,810
    Takeda Chemical
      Industries Ltd.        124,000       8,165,495
    Yamanouchi
      Pharmaceutical Co.
      Ltd.                    26,000       1,176,338
                                        ------------
                                          70,417,760
                                        ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
KOREA -- 1.6%
    Samsung Electronics
      Co. 144A+               46,840    $  5,868,069
    SK Telecom Co. Ltd.
      [ADR]                  126,934       3,181,283
                                        ------------
                                           9,049,352
                                        ------------
  MEXICO -- 4.1%
    Grupo Televisa SA
      [GDR]*                 123,210       6,668,741
    Telefonos de Mexico
      SA Cl-L [ADR]          308,300      16,628,932
                                        ------------
                                          23,297,673
                                        ------------
  NETHERLANDS -- 2.8%
    Aegon NV                  36,006       1,428,349
    Completel Europe NV*     217,762       1,552,358
    Koninklijke (Royal)
      Philips Electronics
      NV                      27,068       1,081,028
    Philips Electronics
      NV                     173,766       6,821,082
    Unilever NV               43,040       2,156,123
    Versatel Telecom
      International NV*      137,671       2,713,183
                                        ------------
                                          15,752,123
                                        ------------
  NORWAY -- 0.3%
    Tomra Systems ASA*        45,837       1,838,371
                                        ------------
  SINGAPORE -- 1.3%
    Chartered
      Semiconductor
      Manufacturing Ltd.
      [ADR]*                  55,530       2,582,145
    Datadraft Asia Ltd.      478,642       3,278,698
    Singapore Press
      Holdings Ltd.          122,500       1,751,535
                                        ------------
                                           7,612,378
                                        ------------
  SPAIN -- 3.7%
    Banco Bilbao Vizcaya
      SA                     784,653      10,442,175
    Telefonica SA*           530,363      10,101,596
    Telefonica SA [ADR]*      11,618         673,118
                                        ------------
                                          21,216,889
                                        ------------
  SWEDEN -- 3.6%
    Adcore AB*                47,866         196,342
    Assa Abloy AB Cl-B       301,005       5,527,603
    Ericsson, (L.M.)
      Telephone Co. [ADR]    258,300       3,583,913
    Ericsson, (L.M.)
      Telephone Co. Cl-B     457,682       6,075,202
    Securitas AB Cl-B        249,924       5,312,915
                                        ------------
                                          20,695,975
                                        ------------

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
  SWITZERLAND -- 1.3%
    Serono SA Cl-B             4,179    $  3,758,122
    Zurich Financial
      Services AG              6,958       3,366,606
                                        ------------
                                           7,124,728
                                        ------------
  TAIWAN -- 0.6%
    Taiwan Semiconductor
      Manufacturing Co.
      Ltd. [ADR]*            144,223       3,272,059
                                        ------------
  UNITED KINGDOM -- 15.9%
    AstraZeneca Group PLC     92,435       4,332,765
    Autonomy Corp. PLC
      [ADR]*                   7,200         360,000
    Autonomy Corp. PLC*       14,160         723,771
    Baltimore Technology
      PLC*                   217,709       1,677,092
    Cambridge Antibody
      Technology Group
      PLC*                   112,200       6,965,048
    Capita Group PLC         481,728       3,672,454
    Colt Telecom Group
      PLC*                   323,925      10,348,140
    Dimension Data
      Holdings PLC*        1,068,744       9,373,586
    Egg PLC*                 414,485         680,115
    Energis PLC*             447,875       3,833,856
    GEO Interactive Media
      Group PLC 144A*+        80,192       1,167,375
    Granada Compass PLC*     169,308       1,460,357
    Logica PLC                60,442       1,789,580
    Oxford GlycoSciences
      PLC*                   140,595       5,098,830
    Prudential Corp. PLC     149,571       2,013,364
    Psion PLC                134,960         810,356
    Reckitt Benckiser PLC    199,344       2,622,566
    Scoot.com PLC*           575,925         723,398
    Telewest
      Communications PLC     277,219         458,905
    The Sage Group PLC       523,898       3,826,572
    Vodafone AirTouch PLC  4,786,166      19,929,037
    Vodafone Airtouch PLC
      [ADR]                   92,930       3,955,333
    Williams PLC             731,384       3,510,040
    WPP Group PLC             90,490       1,215,451
                                        ------------
                                          90,547,991
                                        ------------
TOTAL FOREIGN STOCK
  (Cost $407,709,832)                    456,734,229
                                        ------------

ASAF JANUS

OVERSEAS GROWTH FUND

----------------------------------------------------
                              PAR
                             (000)         VALUE
----------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 8.7%
     Federal Home Loan
       Bank
      6.34%, 12/14/00      $  15,000    $ 14,886,408
      6.36%, 11/15/00         10,000       9,975,267
                                        ------------
                                          24,861,675
                                        ------------
    Federal Home Loan
      Mortgage Corp.
      6.39%, 12/28/00         25,000      24,747,847
                                        ------------
  (Cost $49,608,738)                      49,609,522
                                        ------------
                            SHARES
                            ------
U.S. STOCK -- 5.7%
  COMPUTER SERVICES & SOFTWARE -- 0.8%
    Comverse Technology,
      Inc.*                   39,170       4,377,248
                                        ------------
  PHARMACEUTICALS -- 0.8%
    Pharmacia Corp.           78,480       4,316,400
                                        ------------
  SEMICONDUCTORS -- 2.0%
    JDS Uniphase Corp.*      129,217      10,515,033
    PMC-Sierra, Inc.*          3,450         584,775
                                        ------------
                                          11,099,808
                                        ------------
  TELECOMMUNICATIONS -- 2.1%
    Amdocs Ltd.*             159,085      10,310,697
    Infonet Services
      Corp.*                  46,460         301,990
    NTL, Inc.*                45,913       2,017,302
                                        ------------
                                          12,629,989
                                        ------------
TOTAL U.S. STOCK
  (Cost $24,586,417)                      32,423,445
                                        ------------
----------------------------------------------------
                              PAR
                             (000)         VALUE
----------------------------------------------------
COMMERCIAL PAPER -- 4.8%
    CIT Group Holdings,
      Inc.
      6.62%, 11/01/00
  (Cost $27,200,000)       $  27,200    $ 27,200,000
                                        ------------
TOTAL INVESTMENTS -- 99.6%
  (Cost $509,104,987)                    565,967,196
OTHER ASSETS LESS
  LIABILITIES -- 0.4%                      2,132,153
                                        ------------
NET ASSETS -- 100.0%                    $568,099,349
                                        ============

Foreign currency exchange contracts outstanding at October 31, 2000:

                                                                     UNREALIZED
SETTLEMENT             CONTRACTS TO    IN EXCHANGE    CONTRACTS    APPRECIATION/
MONTH         TYPE        RECEIVE          FOR        AT VALUE     (DEPRECIATION)
---------------------------------------------------------------------------------
05/01        Buy CAD         400,000   $  271,684    $   263,071    $    (8,613)
11/00        Buy EUR       8,019,440    6,770,618      6,800,610         29,992
01/01        Buy EUR      11,400,000   10,144,111      9,702,787       (441,324)
03/01        Buy EUR       3,800,000    3,322,124      3,235,144        (86,980)
04/01        Buy EUR       2,300,000    2,099,010      1,959,515       (139,495)
11/00        Buy GBP         235,340      341,018        341,736            718
01/01        Buy GBP       5,700,000    8,514,080      8,291,753       (222,327)
03/01        Buy HKD     101,500,000   13,026,663     13,035,209          8,546
05/01        Buy HKD     105,500,000   13,516,153     13,556,919         40,766
06/01        Buy HKD       9,000,000    1,155,801      1,156,514            713
03/01        Buy JPY   1,145,000,000   10,893,276     10,658,004       (235,272)
05/01        Buy JPY     300,000,000    2,835,566      2,834,735           (831)
                                       -----------   -----------    -----------
                                       $72,890,104   $71,835,997    $(1,054,107)
                                       ===========   ===========    ===========

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                                        UNREALIZED
SETTLEMENT              CONTRACTS TO    IN EXCHANGE     CONTRACTS     APPRECIATION/
MONTH          TYPE        DELIVER          FOR          AT VALUE     (DEPRECIATION)
------------------------------------------------------------------------------------
11/00        Sell CAD       3,900,000   $  2,637,808   $  2,554,797     $   83,011
05/01        Sell CAD       2,800,000      1,907,812      1,841,499         66,313
03/01        Sell CHF       1,100,000        635,104        616,903         18,201
04/01        Sell CHF         245,000        143,948        138,313          5,635
11/00        Sell EUR       9,887,703      8,984,596      8,387,080        597,516
01/01        Sell EUR      18,750,000     17,030,006     15,958,339      1,071,667
03/01        Sell EUR       8,900,000      7,731,853      7,577,047        154,806
04/01        Sell EUR      12,400,000     10,999,015     10,586,082        412,933
05/01        Sell EUR      10,900,000      9,483,263      9,313,851        169,412
11/00        Sell GBP         553,797        804,059        804,166           (107)
01/01        Sell GBP      13,200,000     19,948,803     19,201,954        746,849
03/01        Sell GBP       1,500,000      2,196,105      2,182,135         13,970
04/01        Sell GBP       8,300,000     12,173,270     12,079,044         94,226
05/01        Sell GBP         800,000      1,135,600      1,165,331        (29,731)
03/01        Sell HKD     207,400,000     26,618,873     26,635,490        (16,617)
05/01        Sell HKD     247,000,000     31,477,456     31,739,895       (262,439)
06/01        Sell HKD      35,100,000      4,505,481      4,510,406         (4,925)
11/00        Sell JPY     372,490,571      3,481,704      3,393,401         88,303
01/01        Sell JPY      57,000,000        555,280        529,735         25,545
03/01        Sell JPY   2,195,000,000     21,394,705     20,431,718        962,987
04/01        Sell JPY     935,000,000      9,022,453      8,759,907        262,546
05/01        Sell JPY   1,430,000,000     14,006,010     13,512,213        493,797
01/01        Sell KOR     230,000,000        204,989        202,285          2,704
02/01        Sell KOR   2,261,000,000      2,020,262      1,988,550         31,712
03/01        Sell KOR   1,490,000,000      1,328,919      1,310,455         18,464
05/01        Sell KOR   1,100,000,000        985,173        967,450         17,723
07/01        Sell SGD         950,000        586,482        551,556         34,926
                                        ------------   ------------     ----------
                                        $211,999,029   $206,939,602     $5,059,427
                                        ============   ============     ==========

The following is a breakdown of the foreign stock portion of the Fund, by industry classification, as of October 31, 2000. Percentages are based on net assets. (Unaudited)

INDUSTRY
--------
Advertising                                 0.9%
Aerospace                                   0.7%
Airlines                                    0.3%
Automobile Manufacturers                    1.1%
Beverages                                   0.4%
Broadcasting                                2.0%
Business Services                           0.6%
Chemicals                                   0.6%
Computer Hardware                           1.3%
Computer Services & Software                5.9%
Conglomerates                               0.9%
Consumer Products & Services                1.7%
Electronic Components & Equipment           8.7%
Entertainment & Leisure                     0.5%
Environmental Services                      0.3%
Financial -- Bank & Trust                   1.8%
Financial Services                          1.1%
Food                                        0.4%
Insurance                                   1.7%
Internet Services                          13.0%
Machinery & Equipment                       0.5%
Medical Supplies & Equipment                0.3%
Metals & Mining                             1.0%
Oil & Gas                                   3.8%
Pharmaceuticals                             5.6%
Printing & Publishing                       0.3%
Semiconductors                              2.5%
Telecommunications                         22.5%
                                           -----
TOTAL                                      80.4%
                                           =====

-------------------------------------------------------
Unless otherwise noted, all stocks are common stock.
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.
+ Illiquid security. At the end of the year, these securities amounted to 1.8%
  of net assets.
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the year, these securities amounted to 1.8% of net assets.

See Notes to Financial Statements.

ASAF MARSICO

CAPITAL GROWTH FUND

----------------------------------------------------
                          SHARES          VALUE
----------------------------------------------------
COMMON STOCK -- 87.2%
  ADVERTISING -- 0.3%
    Omnicom Group, Inc.     41,230    $    3,803,468
                                      --------------
  AEROSPACE -- 6.5%
    Boeing Co.             532,211        36,090,559
    Embraer Aircraft
      Corp. [ADR]          100,000         2,893,750
    General Dynamics
      Corp.                451,481        32,309,109
                                      --------------
                                          71,293,418
                                      --------------
  AUTOMOBILE MANUFACTURERS -- 0.9%
    Ford Motor Co.          47,814         1,249,141
    General Motors
      Corp. Cl-H*          259,507         8,408,027
                                      --------------
                                           9,657,168
                                      --------------
  BEVERAGES -- 3.0%
    Anheuser-Busch
      Companies, Inc.      523,065        23,930,224
    Coca-Cola
      Enterprises, Inc.    200,025         3,675,459
    Pepsi Bottling
      Group, Inc.          161,893         5,605,545
                                      --------------
                                          33,211,228
                                      --------------
  BROADCASTING -- 1.5%
    Clear Channel
      Communications,
      Inc.*                270,670        16,257,117
                                      --------------
  COMPUTER HARDWARE -- 5.3%
    EMC Corp.*             647,089        57,631,364
                                      --------------
  COMPUTER SERVICES & SOFTWARE -- 13.0%
    Adobe Systems, Inc.    337,202        25,648,427
    Automatic Data
      Processing, Inc.     187,927        12,273,982
    Cisco Systems,
      Inc.*                611,675        32,953,991
    Oracle Corp.*        1,151,197        37,989,500
    Sun Microsystems,
      Inc.*                303,817        33,685,710
                                      --------------
                                         142,551,610
                                      --------------
  CONGLOMERATES -- 2.8%
    Corning, Inc.          403,700        30,883,050
                                      --------------
  CONSTRUCTION -- 0.1%
    MDC Holdings, Inc.      20,000           547,500
                                      --------------
  CONSUMER PRODUCTS & SERVICES -- 0.2%
    Estee Lauder
      Companies, Inc.
      Cl-A                  50,188         2,330,605
                                      --------------

----------------------------------------------------
                          SHARES          VALUE
----------------------------------------------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 6.9%
    Celestica, Inc. NY
      Reg.                  14,847    $    1,067,128
    Flextronics
      International
      Ltd.*                248,818         9,455,084
    General Electric
      Co.                  891,017        48,838,870
    Sanmina Corp.*          21,565         2,465,149
    Sony Corp.             167,362        13,891,046
                                      --------------
                                          75,717,277
                                      --------------
  FINANCIAL -- BANK & TRUST -- 0.7%
    Northern Trust
      Corp.                 89,637         7,652,759
                                      --------------
  FINANCIAL SERVICES -- 12.9%
    American Express
      Co.                  144,653         8,679,180
    Citigroup, Inc.        705,266        37,114,623
    Goldman Sachs
      Group, Inc.          305,854        30,528,052
    Lehman Brothers
      Holdings, Inc.       111,878         7,216,131
    Merrill Lynch &
      Co., Inc.            381,394        26,697,580
    Morgan Stanley Dean
      Witter & Co.         386,807        31,065,437
                                      --------------
                                         141,301,003
                                      --------------
  FOOD -- 0.3%
    Safeway, Inc.*          52,445         2,868,086
                                      --------------
  HOTELS & MOTELS -- 1.9%
    Four Seasons
      Hotels, Inc.         289,409        21,126,857
                                      --------------
  MEDICAL SUPPLIES & EQUIPMENT -- 2.4%
    Baxter
      International,
      Inc.                  44,402         3,649,289
    Guidant Corp.*         427,773        22,645,234
                                      --------------
                                          26,294,523
                                      --------------
  OIL & GAS -- 1.7%
    BP Amoco PLC [ADR]     361,833        18,430,868
                                      --------------
  PHARMACEUTICALS -- 11.5%
    Genentech, Inc.*       673,408        55,556,159
    Merck & Co., Inc.      264,454        23,784,332
    Pfizer, Inc.           837,553        36,171,820
    Priority Healthcare
      Corp. Cl-B*          194,654        10,462,653
                                      --------------
                                         125,974,964
                                      --------------
  RETAIL & MERCHANDISING -- 9.7%
    Costco Wholesale
      Corp.*               725,397        26,567,665
    Home Depot, Inc.       758,287        32,606,341
    Tiffany & Co.          519,582        22,179,657
    Wal-Mart Stores,
      Inc.                 555,881        25,223,100
                                      --------------
                                         106,576,763
                                      --------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                          SHARES          VALUE
----------------------------------------------------
TELECOMMUNICATIONS --
4.6%
    Comcast Corp. Cl-A*    544,254    $   22,178,350
    Nokia Corp. Cl-A
      [ADR]                250,836        10,723,239
    Nortel Networks
      Corp. NY Reg.        388,361        17,670,426
                                      --------------
                                          50,572,015
                                      --------------
  UTILITIES -- 1.0%
    Calpine Corp.*          71,845         5,671,265
    Southern Energy,
      Inc.*                193,660         5,277,235
                                      --------------
                                          10,948,500
                                      --------------
TOTAL COMMON STOCK
  (Cost $790,809,625)                    955,630,143
                                      --------------
----------------------------------------------------
                            PAR
                           (000)          VALUE
----------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 15.3%
    Federal Home Loan
      Bank
      6.23%, 11/01/00
  (Cost $167,600,000)    $ 167,600    $  167,600,000
                                      --------------
                          SHARES
                          ------
SHORT-TERM INVESTMENTS -- 0.0%
    Temporary
      Investment Cash
      Fund                  78,147            78,147
    Temporary
      Investment Fund       78,146            78,146
                                      --------------
  (Cost $156,293)                            156,293
                                      --------------
TOTAL INVESTMENTS -- 102.5%
  (Cost $958,565,918)                  1,123,386,436
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (2.5%)                       (27,495,418)
                                      --------------
NET ASSETS -- 100.0%                  $1,095,891,018
                                      ==============

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.

See Notes to Financial Statements.

ASAF NEUBERGER BERMAN

MID-CAP GROWTH FUND

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
COMMON STOCK -- 88.1%
  BROADCASTING -- 1.0%
    Westwood One, Inc.*      209,700    $  3,971,194
                                        ------------
  BUSINESS SERVICES -- 3.6%
    CSG Systems
      International,
      Inc.*                   78,700       3,654,631
    Interwoven, Inc.*         44,600       4,493,450
    Micromuse, Inc.*          24,900       4,225,219
    PurchasePro.com,
      Inc.*                   85,800       2,316,600
                                        ------------
                                          14,689,900
                                        ------------
  CABLE TELEVISION -- 1.2%
    Charter
      Communications,
      Inc.*                  256,800       5,007,600
                                        ------------
  COMPUTER SERVICES & SOFTWARE -- 11.3%
    BEA Systems, Inc.*        65,900       4,728,325
    Cacheflow, Inc.*          38,300       4,136,400
    Fiserv, Inc.*             87,200       4,572,550
    Intuit, Inc.*            152,600       9,375,362
    Mercury Interactive
      Corp.*                  22,300       2,475,300
    Phone.com, Inc.*          50,200       4,646,638
    Rational Software
      Corp.*                 135,800       8,105,562
    RealNetworks, Inc.*      162,500       3,349,023
    Redback Networks,
      Inc.*                   46,000       4,896,125
                                        ------------
                                          46,285,285
                                        ------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 11.0%
    Comverse Technology,
      Inc.*                   40,600       4,537,050
    Flextronics
      International
      Ltd.*                  133,800       5,084,400
    Intersil Holding
      Corp.*                 163,400       7,832,988
    Jabil Circuit, Inc.*     138,800       7,920,274
    Metromedia Fiber
      Network, Inc.
      Cl-A*                  101,400       1,926,600
    Power-One, Inc.*          29,700       2,106,844
    Sanmina Corp.*            77,000       8,802,062
    Tektronix, Inc.           96,900       6,904,125
                                        ------------
                                          45,114,343
                                        ------------
  ENERGY SERVICES -- 1.4%
    Dynegy, Inc.             121,400       5,622,338
                                        ------------
  ENTERTAINMENT & LEISURE -- 1.9%
    Gemstar-TV Guide
      International,
      Inc.*                   67,590       4,634,140
    Harley-Davidson,
      Inc.                    69,100       3,329,756
                                        ------------
                                           7,963,896
                                        ------------
  FINANCIAL SERVICES -- 5.6%
    Affiliated Managers
      Group, Inc.*            73,000       4,389,125
    Capital One
      Financial Corp.         66,200       4,178,875

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
    Concord EFS, Inc.*       174,100    $  7,192,506
    Lehman Brothers
      Holdings, Inc.          49,800       3,212,100
    Providian Financial
      Corp.                   37,400       3,889,600
                                        ------------
                                          22,862,206
                                        ------------
  FOOD -- 0.5%
    Starbucks Corp.*          46,300       2,069,031
                                        ------------
  HEALTHCARE SERVICES -- 1.9%
    Health Management
      Associates, Inc.
      Cl-A*                  246,100       4,875,856
    Oxford Health Plans,
      Inc.*                   22,500         759,375
    Trigon Healthcare,
      Inc.*                   29,400       2,107,613
                                        ------------
                                           7,742,844
                                        ------------
  HOTELS & MOTELS -- 1.0%
    Four Seasons Hotels,
      Inc.                    41,300       3,014,900
    MGM Grand, Inc.           34,200       1,182,038
                                        ------------
                                           4,196,938
                                        ------------
  INSURANCE -- 0.2%
    Xl Capital Ltd.*          12,400         953,250
                                        ------------
  INTERNET SERVICES -- 3.6%
    Art Technology
      Group, Inc.*            72,900       4,574,474
    Digex, Inc.*              55,100       2,162,675
    Portal Software,
      Inc.*                  126,200       4,440,663
    Vignette Corp.*          118,700       3,538,744
                                        ------------
                                          14,716,556
                                        ------------
  MACHINERY & EQUIPMENT -- 1.1%
    Weatherford
      International,
      Inc.                   125,025       4,563,413
                                        ------------
  MEDICAL SUPPLIES & EQUIPMENT -- 5.4%
    Forest Laboratories,
      Inc.*                   65,300       8,652,250
    MiniMed, Inc.*            49,700       3,624,994
    PE Corp. - PE
      Biosystems Group        35,900       4,200,300
    Quest Diagnostic,
      Inc.*                   57,500       5,534,375
                                        ------------
                                          22,011,919
                                        ------------
  OIL & GAS -- 3.7%
    Anadarko Petroleum
      Corp.                   84,970       5,442,329
    Nabors Industries,
      Inc.*                   75,700       3,853,130
    Rowan Companies,
      Inc.*                  237,600       5,984,550
                                        ------------
                                          15,280,009
                                        ------------
  PERSONAL SERVICES -- 0.4%
    Apollo Group, Inc.
      Cl-A*                   39,500       1,545,438
                                        ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
PHARMACEUTICALS -- 14.8%
    Abgenix, Inc.*            10,700    $    843,963
    ALZA Corp.*               39,000       3,156,563
    Celgene Corp.*            69,200       4,454,750
    Human Genome
      Sciences, Inc.*         36,200       3,199,741
    IDEC Pharmaceutical
      Corp.*                  40,000       7,844,999
    ImClone Systems,
      Inc.*                   62,400       3,412,500
    IVAX Corp.*              149,900       6,520,649
    MedImmune, Inc.*          61,400       4,014,025
    Millennium
      Pharmaceuticals,
      Inc.*                  164,700      11,951,043
    QLT
      PhotoTherapeutics,
      Inc.*                   71,000       3,531,141
    Sepracor, Inc.*           41,700       2,840,813
    Waters Corp.*            124,200       9,012,262
                                        ------------
                                          60,782,449
                                        ------------
  RETAIL & MERCHANDISING -- 2.0%
    Dollar Tree Stores,
      Inc.*                  116,800       4,569,800
    Tiffany & Co.             83,400       3,560,138
                                        ------------
                                           8,129,938
                                        ------------
  SEMICONDUCTORS -- 7.7%
    Applied Micro
      Circuits Corp.*         42,400       3,238,300
    Atmel Corp.*             364,800       5,449,200
    Globespan, Inc.*          32,200       2,477,388
    Integrated Device
      Technology, Inc.*       77,700       4,375,481
    Micrel, Inc.*             94,400       4,271,600
    Vitesse
      Semiconductor
      Corp.*                 165,600      11,581,649
                                        ------------
                                          31,393,618
                                        ------------
  TELECOMMUNICATIONS -- 6.2%
    Amdocs Ltd.*              74,000       4,796,125
    American Tower Corp.
      Cl-A*                   66,900       2,738,719
    McLeodUSA, Inc.
      Cl-A*                  309,000       5,948,250

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
    NTL, Inc.*                55,488    $  2,438,004
    Univision
      Communications,
      Inc.*                  187,900       7,187,175
    WinStar
      Communications,
      Inc.*                  126,200       2,460,900
                                        ------------
                                          25,569,173
                                        ------------
  UTILITIES -- 2.6%
    Calpine Corp.*           134,500      10,617,094
                                        ------------
TOTAL COMMON STOCK
  (Cost $325,523,607)                    361,088,432
                                        ------------
                             PAR
                            (000)
                            -----
COMMERCIAL PAPER -- 2.2%
    BMW U.S. Capital
      6.52%, 11/03/00     $    4,000       3,998,551
    National Australia
      Funding
      6.60%, 11/01/00          5,000       5,000,000
                                        ------------
  (Cost $8,998,551)                        8,998,551
                                        ------------
                            SHARES
                            ------
SHORT-TERM INVESTMENTS -- 9.1%
    Temporary Investment
      Cash Fund           18,591,460      18,591,460
    Temporary Investment
      Fund                18,591,460      18,591,460
                                        ------------
  (Cost $37,182,920)                      37,182,920
                                        ------------
TOTAL
  INVESTMENTS -- 99.4%
  (Cost $371,705,078)                    407,269,903
OTHER ASSETS LESS
  LIABILITIES -- 0.6%                      2,453,793
                                        ------------
NET ASSETS -- 100.0%                    $409,723,696
                                        ============

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

See Notes to Financial Statements.

ASAF NEUBERGER BERMAN

MID-CAP VALUE FUND

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
COMMON STOCK -- 92.6%
  AEROSPACE -- 3.0%
    General Dynamics
      Corp.                   28,900    $  2,068,156
    Raytheon Co. Cl-A         45,900       1,468,800
                                        ------------
                                           3,536,956
                                        ------------
  AIRLINES -- 2.5%
    Continental Airlines,
      Inc. Cl-B*              24,000       1,260,000
    Southwest Airlines
      Co.                     57,600       1,641,600
                                        ------------
                                           2,901,600
                                        ------------
  AUTOMOTIVE PARTS -- 3.2%
    Lear Corp.*               91,100       2,482,475
    Visteon Corp.             73,500       1,300,031
                                        ------------
                                           3,782,506
                                        ------------
  BROADCASTING -- 2.2%
    Entercom
      Communications
      Corp.*                  28,000       1,097,250
    Scripps, (E.W.) Co.
      Cl-A                    25,600       1,496,000
                                        ------------
                                           2,593,250
                                        ------------
  BUSINESS SERVICES -- 3.5%
    ChoicePoint, Inc.*        45,100       2,308,556
    Iron Mountain, Inc.*      52,600       1,778,538
                                        ------------
                                           4,087,094
                                        ------------
  CABLE TELEVISION -- 1.0%
    Cablevision Systems
      Corp. Cl-A*             15,200       1,132,400
                                        ------------
  CAPITAL GOODS -- 0.7%
    SPX Corp.*                 6,800         840,650
                                        ------------
  CHEMICALS -- 1.8%
    FMC Corp.*                27,600       2,097,600
                                        ------------
  COMPUTER HARDWARE -- 0.4%
    Western Digital
      Corp.*                  87,500         525,000
                                        ------------
  COMPUTER SERVICES & SOFTWARE -- 7.8%
    3Com Corp.*               77,000       1,366,750
    Ceridian Corp.*           37,700         942,500
    Citrix Systems, Inc.*     90,900       2,011,162
    DST Systems, Inc.*        18,500       1,140,063
    Fiserv, Inc.*             12,800         671,200
    Intuit, Inc.              13,000         798,688
    SunGard Data Systems,
      Inc.*                   44,200       2,259,724
                                        ------------
                                           9,190,087
                                        ------------
  CONSTRUCTION -- 1.6%
    Lennar Corp.              58,700       1,885,738
                                        ------------
  CONSUMER PRODUCTS & SERVICES -- 1.0%
    Energizer Holdings,
      Inc.*                   59,700       1,179,075
                                        ------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 0.4%
    Harman International
      Industries, Inc.        10,200         489,600
                                        ------------

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
  ENVIRONMENTAL SERVICES -- 1.0%
    Waste Management,
      Inc.                    56,100    $  1,122,000
                                        ------------
  FINANCIAL -- BANK & TRUST -- 3.2%
    Dime Bancorp, Inc.        81,200       1,984,325
    Golden State Bancorp,
      Inc.                     4,900         128,013
    M&T Bank Corp.            32,200       1,616,440
                                        ------------
                                           3,728,778
                                        ------------
  FINANCIAL SERVICES -- 10.6%
    AMBAC Financial
      Group, Inc.             20,100       1,604,230
    Countrywide Credit
      Industries, Inc.        21,500         804,906
    Dun & Bradstreet
      Corp.                   41,300         893,113
    Edwards, (A.G.), Inc.     11,400         578,550
    Federated Investors,
      Inc.                    32,400         943,650
    Franklin Resources,
      Inc.                    13,600         582,624
    Golden West Financial
      Corp.                   20,200       1,132,463
    Household
      International, Inc.     23,000       1,157,188
    John Hancock
      Financial Services,
      Inc.                    58,500       1,850,062
    Lehman Brothers
      Holdings, Inc.          12,600         812,700
    MBIA, Inc.                12,300         894,056
    Moody's Corp.             49,500       1,302,469
                                        ------------
                                          12,556,011
                                        ------------
  FOOD -- 3.2%
    Hershey Foods Corp.       26,100       1,417,556
    Kroger Co.*               63,600       1,434,975
    Wrigley, (Wm., Jr.)
      Co.                     12,100         958,169
                                        ------------
                                           3,810,700
                                        ------------
  HEALTHCARE SERVICES -- 2.9%
    Health Management
      Associates, Inc.
      Cl-A*                   42,500         842,031
    Tenet Healthcare
      Corp.                   46,400       1,824,101
    Wellpoint Health
      Networks, Inc.*          6,300         736,706
                                        ------------
                                           3,402,838
                                        ------------
  INDUSTRIAL PRODUCTS -- 1.1%
    Crane Co.                 50,800       1,330,325
                                        ------------
  INSURANCE -- 8.5%
    Ace Ltd.*                 42,100       1,652,425
    AON Corp.                 35,500       1,471,031
    MetLife, Inc.            104,000       2,872,999

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
  Nationwide Financial
  Services, Inc.              39,700    $  1,930,413
    Xl Capital Ltd.           26,700       2,052,562
                                        ------------
                                           9,979,430
                                        ------------
  MACHINERY & EQUIPMENT -- 2.7%
    Danaher Corp.             16,900       1,066,813
    Thermo Electron
      Corp.*                  57,800       1,676,200
    Weatherford
      International,
      Inc.*                   13,600         496,400
                                        ------------
                                           3,239,413
                                        ------------
  MEDICAL SUPPLIES & EQUIPMENT -- 3.6%
    Beckman Coulter, Inc.     11,400         798,713
    Charles River
      Laboratories
      International,
      Inc.*                   49,800       1,307,250
    Edwards Lifesciences
      Corp.*                  37,500         503,906
    Genzyme Corp.*            13,400         951,400
    Sybron International
      Corp.*                  28,100         695,475
                                        ------------
                                           4,256,744
                                        ------------
  OFFICE EQUIPMENT -- 0.5%
    Staples, Inc.*            42,800         609,900
                                        ------------
  OIL & GAS -- 5.5%
    Anadarko Petroleum
      Corp.                   10,200         653,310
    Apache Corp.              10,200         564,188
    Coastal Corp.              9,700         731,744
    Enron Oil & Gas Co.       21,300         838,688
    Gulf Canada Resources
      Ltd.*                  254,300       1,080,774
    Kinder Morgan, Inc.       21,900         844,519
    Santa Fe
      International
      Corp.*                  20,100         733,650
    USX-Marathon Group,
      Inc.                    39,300       1,068,468
                                        ------------
                                           6,515,341
                                        ------------
  PHARMACEUTICALS -- 2.6%
    Carter-Wallace, Inc.      20,900         573,444
    ICN Pharmaceuticals,
      Inc.                    24,400         928,725
    IVAX Corp.*               21,800         948,300
    Mylan Laboratories,
      Inc.                    21,100         590,800
                                        ------------
                                           3,041,269
                                        ------------
  PRINTING & PUBLISHING -- 2.0%
    Belo, (A.H.) Corp.
      Cl-A                   120,400       2,310,175
                                        ------------

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
  REAL ESTATE -- 2.4%
    Boston Properties,
      Inc. [REIT]             21,900    $    886,950
    Indymac Mortgage
      Holdings, Inc.
      [REIT]                  41,700         870,488
    Spieker Properties,
      Inc. [REIT]             19,200       1,063,200
                                        ------------
                                           2,820,638
                                        ------------
  RESTAURANTS -- 1.0%
    Brinker
      International,
      Inc.*                   29,200       1,146,100
                                        ------------
  RETAIL & MERCHANDISING -- 3.4%
    Consolidated Stores
      Corp.*                  27,400         325,375
    Costco Wholesale
      Corp.*                  29,200       1,069,450
    Federated Department
      Stores, Inc.*           17,900         582,869
    Tiffany & Co.             18,200         776,913
    TJX Companies, Inc.       44,800       1,220,799
                                        ------------
                                           3,975,406
                                        ------------
  TELECOMMUNICATIONS -- 2.7%
    American Tower Corp.
      Cl-A*                    9,700         397,094
    BroadWing, Inc.*          52,000       1,469,000
    Telephone & Data
      Systems, Inc.           12,700       1,339,850
                                        ------------
                                           3,205,944
                                        ------------
  TRANSPORTATION -- 0.9%
    GATX Corp.                25,900       1,089,419
                                        ------------
  UTILITIES -- 5.7%
    AES Corp.*                16,900         954,850
    Dominion Resources,
      Inc.                    14,700         875,569
    DPL, Inc.                 35,000         993,125
    Edison International
      Co.                     48,900       1,167,488
    Exelon Corp.              37,362       2,246,389
    Northeast Utilities       25,500         519,563
                                        ------------
                                           6,756,984
                                        ------------
TOTAL COMMON STOCK
  (Cost $91,707,905)                     109,138,971
                                        ------------

ASAF NEUBERGER BERMAN

MID-CAP VALUE FUND

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
SHORT-TERM INVESTMENTS -- 8.3%
    Temporary Investment
      Cash Fund            4,889,804    $  4,889,804
    Temporary Investment
      Fund                 4,889,804       4,889,804
                                        ------------
  (Cost $9,779,608)                        9,779,608
                                        ------------
TOTAL
  INVESTMENTS -- 100.9%
  (Cost $101,487,513)                    118,918,579
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.9%)                        (1,107,692)
                                        ------------
NET ASSETS -- 100.0%                    $117,810,887
                                        ============

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF AIM INTERNATIONAL

EQUITY FUND

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
FOREIGN STOCK -- 83.8%
  AUSTRALIA -- 0.7%
    AMP Ltd.                  15,600    $   140,569
    Brambles Industries
      Ltd.                     4,800        124,407
    Cable & Wireless Optus
      Ltd.*                   35,700         75,585
                                        -----------
                                            340,561
                                        -----------
  BRAZIL -- 1.2%
    Brasil Telecom
      Participacoes SA
      [ADR]                    1,200         65,025
    Companhia de Bebidas
      das Americas [ADR]       8,200        185,013
    Embartel Participacoes
      SA [ADR]                 5,300         85,794
    Petroleo Brasileiro SA     8,900        236,022
                                        -----------
                                            571,854
                                        -----------
  CANADA -- 8.2%
    360 Networks, Inc.
      [ADR]*                  10,000        181,250
    Bombardier, Inc. Cl-B*    47,400        743,321
    C-Mac Industries, Inc.*    8,640        486,525
    Celestica, Inc.*          11,800        840,627
    Cognos, Inc.*             10,500        435,750
    Mitel Corp.*               5,700         93,306
    Nortel Networks Corp.
      NY Reg.                 11,300        514,150
    Rogers Communications,
      Inc. Cl-B*              11,234        217,730
    Shaw Communications,
      Inc. Cl-B*              16,000        327,388
                                        -----------
                                          3,840,047
                                        -----------
  DENMARK -- 4.0%
    GN Store Nord AS          24,800        480,142
    Novo-Nordisk AS Cl-B*      4,075        863,197
    Vestas Wind Systems AS     9,800        530,138
                                        -----------
                                          1,873,477
                                        -----------
  FINLAND -- 1.8%
    Nokia AB Oyj              20,200        830,266
                                        -----------
  FRANCE -- 18.1%
    Alcatel Corp. SA           9,050        551,558
    Altran Technologies SA     3,411        696,518
    Assurances Generales de
      France SA                8,500        464,721
    Aventis SA                11,000        792,548
    BNP Paribas SA            10,020        862,930
    Havas Advertising SA      28,600        460,368
    M6 Metropole Television
      Co. SA                   2,200         96,971
    Peugeot Citroen SA         1,875        344,885
    Pinault-Printemps
      Redoute SA               2,723        485,401
    Publicis Groupe SA*       14,100        460,741
    Renault SA                   550         27,320
    Sanofi SA                  7,200        378,388

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
    Schneider SA               3,000    $   195,170
    Societe Generale SA       10,000        567,074
    Societe Television
      Francaise SA             7,640        416,407
    STMicroelectronics NV     16,065        809,555
    Total Fina SA Cl-B         5,778        825,750
                                        -----------
                                          8,436,305
                                        -----------
  GERMANY -- 3.9%
    ADVA AG Optical
      Networking*              1,900        134,640
    Altana AG                  3,600        421,415
    Marschollek,
      Lautenschlaeger und
      Partner AG Pfd.          2,700        373,048
    Porsche AG                   164        556,054
    Siemens AG                 2,650        336,939
                                        -----------
                                          1,822,096
                                        -----------
  HONG KONG -- 3.0%
    China Mobile Ltd.*       110,000        708,758
    Dao Heng Bank Group
      Ltd.                    47,000        237,446
    Hutchison Whampoa Ltd.    35,600        441,643
                                        -----------
                                          1,387,847
                                        -----------
  ITALY -- 2.1%
    Gruppo Editoriale
      L'Espresso SPA          12,800        139,855
    Riunione Adriatica di
      Sicurta SPA             64,800        849,726
                                        -----------
                                            989,581
                                        -----------
  JAPAN -- 10.4%
    Advantest Corp.            2,000        260,655
    Crayfish Co. Ltd.
      [ADR]*                   5,900          9,219
    Hirose Electric Co.
      Ltd.                     1,800        207,718
    Hoya Corp.                 3,000        247,833
    Matsushita
      Communication
      Industrial Co. Ltd.      2,400        314,325
    Murata Manufacturing
      Co. Ltd.                 2,000        239,224
    NEC Corp.                 17,000        323,850
    Nippon Telegraph &
      Telephone Corp.             31        281,931
    NTT Data Corp.                24        186,837
    NTT Mobile
      Communication
      Network, Inc.               11        271,005
    Ricoh Co. Ltd.            13,000        200,025
    Rohm Co. Ltd.                700        176,368
    Sanyo Electric Co.        86,000        653,746
    Sharp Corp.               11,000        140,036
    Sony Corp.                 4,000        319,454
    Takeda Chemical
      Industries Ltd.          8,000        526,807

ASAF AIM INTERNATIONAL

EQUITY FUND

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
    Tokyo Electron Ltd.        3,300    $   258,109
    Trend Micro, Inc.*         2,500        235,835
                                        -----------
                                          4,852,977
                                        -----------
  KOREA -- 0.9%
    Korea Telecom Corp.
      [ADR]                    5,560        205,025
    Pohang Iron & Steel Co.
      Ltd. [ADR]               4,300         67,994
    Samsung Electronics Co.
      144A                     1,000        125,279
                                        -----------
                                            398,298
                                        -----------
  MEXICO -- 3.0%
    Cifra SA de CV Cl-C*     102,000        230,747
    Coca-Cola Femsa SA
      [ADR]                    8,900        170,769
    Fomento Economico
      Mexicano SA de CV
      [ADR]                    7,850        299,772
    Grupo Modelo SA de CV
      Cl-C                    52,700        140,420
    Grupo Televisa SA [GDR]    6,300        340,987
    Kimberly-Clark de
      Mexico SA Cl-A          20,400         52,118
    Telefonos de Mexico SA
      Cl-L [ADR]               3,350        180,691
                                        -----------
                                          1,415,504
                                        -----------
  NETHERLANDS -- 4.0%
    CMG PLC                   11,780        196,210
    Koninklijke Numico NV      9,100        425,017
    Philips Electronics NV    16,801        677,730
    VNU NV                    12,096        569,047
                                        -----------
                                          1,868,004
                                        -----------
  NORWAY -- 0.4%
    Tomra Systems ASA*         4,250        170,454
                                        -----------
  SINGAPORE -- 1.1%
    Chartered Semiconductor
      Manufacturing Ltd.
      [ADR]*                   1,400         65,100
    Datadraft Asia Ltd.       16,480        112,888
    DBS Group Holdings Ltd.   16,000        188,668
    Keppel Corp. Ltd.         42,000         83,739
    Singapore Press
      Holdings Ltd.            5,000         71,491
                                        -----------
                                            521,886
                                        -----------
  SPAIN -- 1.5%
    Telefonica SA*            32,984        628,232
    Telefonica SA [ADR]*       1,535         88,934
                                        -----------
                                            717,166
                                        -----------

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
  SWEDEN -- 0.2%
    Assa Abloy AB Cl-B         2,650    $    48,664
    OM Gruppen AB                600         21,378
                                        -----------
                                             70,042
                                        -----------
  SWITZERLAND -- 5.5%
    Adecco SA                    337        232,964
    Compagnie Financiere
      Richemont AG               237        659,033
    Julius Baer Holdings AG
      Cl-B                        20         98,994
    Kudelski SA*                 120        161,505
    Nestle SA                    220        455,761
    Serono SA Cl-B               550        494,608
    Swatch Group AG              340        450,033
                                        -----------
                                          2,552,898
                                        -----------
  TAIWAN -- 0.6%
    Far Eastern Textile
      Ltd. [GDR]               2,748         22,259
    Far Eastern Textile
      Ltd. [GDR] 144A+           200          1,644
    Taiwan Semiconductor
      Manufacturing Co.
      Ltd. [ADR]*             10,272        233,046
                                        -----------
                                            256,949
                                        -----------
  UNITED KINGDOM -- 13.2%
    ARM Holdings PLC*         60,200        594,430
    Bookham Technology PLC*    2,000         65,896
    British Petroleum Co.
      PLC                     70,300        596,671
    Capita Group PLC          57,690        439,800
    Logica PLC                12,300        364,181
    Marconi PLC               43,860        554,093
    Pace Micro Technology
      PLC                     19,900        143,617
    Royal Bank of Scotland
      Group PLC               31,600        709,860
    Shell Transport &
      Trading Co. PLC         87,500        704,539
    Spirent PLC               76,550        710,299
    Vodafone AirTouch PLC    190,326        792,495
    WPP Group PLC             35,850        481,533
                                        -----------
                                          6,157,414
                                        -----------
TOTAL FOREIGN STOCK
  (Cost $41,844,737)                     39,073,626
                                        -----------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                               PAR
                              (000)        VALUE
---------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 17.4%
     Federal Home Loan Bank
       6.45%, 11/01/00
  (Cost $8,086,000)          $ 8,086    $ 8,086,000
                                        -----------
TOTAL INVESTMENTS -- 101.2%
  (Cost $49,930,737)                     47,159,626
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (1.2%)                         (578,754)
                                        -----------
NET ASSETS -- 100.0%                    $46,580,872
                                        ===========

Foreign currency exchange contracts outstanding at October 31, 2000:

SETTLEMENT             CONTRACTS TO   IN EXCHANGE   CONTRACTS      UNREALIZED
MONTH         TYPE       RECEIVE          FOR        AT VALUE     DEPRECIATION
-------------------------------------------------------------------------------
11/00        Buy DKK     854,890      $   97,535    $   97,369       $(166)
11/00        Buy EUR     889,693         754,788       754,232        (556)
11/00        Buy GBP     126,706         184,103       183,994        (109)
11/00        Buy NOK     439,011          47,218        47,207         (11)
                                      ----------    ----------       -----
                                      $1,083,644    $1,082,802       $(842)
                                      ==========    ==========       =====

The following is a breakdown of the foreign stock portion of the Fund, by industry classification, as of October 31, 2000. Percentages are based on net assets. (Unaudited)

INDUSTRY
--------
Advertising                                   3.0%
Aerospace                                     1.6%
Automobile Manufacturers                      2.0%
Beverages                                     1.1%
Broadcasting                                  1.8%
Building Materials                            0.1%
Business Services                             2.6%
Computer Services & Software                  2.6%
Construction                                  1.5%
Consumer Products & Services                  0.7%
Electronic Components & Equipment             9.4%
Environmental Services                        0.4%
Financial -- Bank & Trust                     5.7%
Financial Services                            2.3%
Food                                          1.9%
Industrial Products                           1.0%
Insurance                                     3.1%
Machinery & Equipment                         0.4%
Medical Supplies & Equipment                  0.5%
Metals & Mining                               0.1%
Office Equipment                              0.4%
Oil & Gas                                     5.1%
Paper & Forest Products                       0.1%
Pharmaceuticals                               7.5%
Printing & Publishing                         1.7%
Retail & Merchandising                        2.5%
Semiconductors                                4.7%
Telecommunications                           18.9%
Utilities                                     1.1%
                                             -----
TOTAL                                        83.8%
                                             =====

-------------------------------------------------------
Unless otherwise noted, all stocks are common stock.
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.
+ Illiquid security. At the end of the year, this security amounted to less than
  0.1% of net assets.
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the year, this security amounted to less than 0.1% of net assets.

See Notes to Financial Statements.

ASAF SANFORD BERNSTEIN

MANAGED INDEX 500 FUND

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
COMMON STOCK -- 96.8%
  AEROSPACE -- 2.5%
    Boeing Co.                12,400    $   840,875
    Goodrich, (B.F.) Co.      10,600        433,938
    Honeywell
      International, Inc.      2,700        145,294
    Northrop Grumman Corp.     3,700        310,800
    Raytheon Co. Cl-B         10,700        365,806
                                        -----------
                                          2,096,713
                                        -----------
  AIRLINES -- 0.3%
    AMR Corp.*                 6,483        212,318
                                        -----------
  AUTOMOBILE MANUFACTURERS -- 0.7%
    Ford Motor Co.            15,383        401,881
    General Motors Corp.       2,331        144,813
                                        -----------
                                            546,694
                                        -----------
  AUTOMOTIVE PARTS -- 0.2%
    Genuine Parts Co.          3,586         76,427
    Visteon Corp.              6,500        114,968
                                        -----------
                                            191,395
                                        -----------
  BEVERAGES -- 2.1%
    Anheuser-Busch
      Companies, Inc.          6,500        297,375
    Coca-Cola Co.             12,300        742,613
    PepsiCo, Inc.             15,600        755,625
                                        -----------
                                          1,795,613
                                        -----------
  CAPITAL GOODS -- 0.3%
    Briggs & Stratton Corp.    6,700        239,106
                                        -----------
  CHEMICALS -- 1.5%
    Air Products &
      Chemicals, Inc.         12,000        447,750
    Dow Chemical Co.           8,700        266,438
    DuPont, (E.I.) de
      Nemours & Co.            1,600         72,600
    Eastman Chemical Co.       5,400        231,525
    Union Carbide Corp.        6,300        270,900
                                        -----------
                                          1,289,213
                                        -----------
  CLOTHING & APPAREL -- 0.4%
    Limited, Inc.              6,300        159,075
    V.F. Corp.                 5,812        158,740
                                        -----------
                                            317,815
                                        -----------
  COMPUTER HARDWARE -- 5.8%
    Compaq Computer Corp.     23,400        711,594
    Dell Computer Corp.*      11,600        342,200
    EMC Corp.*                14,100      1,255,781
    Gateway, Inc.*             4,500        232,245
    Hewlett-Packard Co.       22,100      1,026,269
    International Business
      Machines Corp.          10,600      1,044,100
    Palm, Inc.*                1,631         87,360
    Seagate Technology,
      Inc.*                    2,100        146,738
                                        -----------
                                          4,846,287
                                        -----------

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
  COMPUTER SERVICES & SOFTWARE -- 9.7%
    Autodesk, Inc.             5,800    $   127,963
    Automatic Data
      Processing, Inc.         4,200        274,313
    Cisco Systems, Inc.*      46,400      2,499,799
    Computer Sciences
      Corp.*                   1,200         75,600
    Electronic Data Systems
      Corp.                    2,100         98,569
    Microsoft Corp.*          23,600      1,625,449
    NCR Corp.*                 2,300         99,188
    Novellus Systems, Inc.*   11,800        483,063
    Oracle Corp.*             37,700      1,244,100
    Sun Microsystems, Inc.*   11,700      1,297,237
    Veritas Software Corp.*    1,700        239,727
                                        -----------
                                          8,065,008
                                        -----------
  CONGLOMERATES -- 2.6%
    Corning, Inc.              5,000        382,500
    Minnesota Mining &
      Manufacturing Co.        3,000        289,875
    Philip Morris Co., Inc.   17,300        633,613
    Tyco International Ltd.   15,100        855,981
                                        -----------
                                          2,161,969
                                        -----------
  CONSTRUCTION -- 0.8%
    Centex Corp.               6,600        244,200
    Pulte Corp.               13,200        439,725
                                        -----------
                                            683,925
                                        -----------
  CONSUMER PRODUCTS & SERVICES -- 0.6%
    Gillette Co.               2,400         82,050
    Newell Rubbermaid, Inc.   14,500        278,219
    Procter & Gamble Co.       1,200         85,725
    Whirlpool Corp.            2,100         91,350
                                        -----------
                                            537,344
                                        -----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 5.0%
    Agilent Technologies,
      Inc.*                    1,868         86,512
    General Electric Co.      56,300      3,085,943
    KLA-Tencor Corp.*          4,600        155,538
    Tektronix, Inc.            1,400         99,750
    Teradyne, Inc.*            2,000         62,500
    Texas Instruments, Inc.   13,600        667,250
                                        -----------
                                          4,157,493
                                        -----------
  ENERGY SERVICES -- 0.5%
    Xcel Energy, Inc.*        16,320        417,180
                                        -----------
  ENTERTAINMENT & LEISURE -- 2.3%
    Disney, (Walt) Co.        20,700        741,318
    Time Warner, Inc.          7,000        531,370
    Viacom, Inc. Cl-B*        11,100        631,313
                                        -----------
                                          1,904,001
                                        -----------
  FINANCIAL -- BANK & TRUST -- 4.4%
    Bank of America Corp.     19,300        927,605
    Bank One Corp.            19,500        711,750
    Chase Manhattan Corp.      4,950        225,225
    First Union Corp.         16,200        491,063
    KeyCorp                    3,700         91,344
    MBNA Corp.                 9,300        349,331

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
    Morgan, (J.P.) & Co.,
      Inc.                     2,600    $   430,300
    National City Corp.       14,300        305,663
    Summit Bancorp             2,500         93,750
    Union Planters Corp.       2,400         81,150
                                        -----------
                                          3,707,181
                                        -----------
  FINANCIAL SERVICES -- 7.8%
    American Express Co.       7,200        432,000
    Citigroup, Inc.           30,533      1,606,799
    Fannie Mae                 7,700        592,900
    Fleet Financial Group,
      Inc.                     8,900        338,200
    Freddie Mac                4,200        252,000
    Golden West Financial
      Corp.                    6,800        381,225
    Lehman Brothers
      Holdings, Inc.           6,800        438,600
    MBIA, Inc.                   900         65,419
    Merrill Lynch & Co.,
      Inc.                     8,200        574,000
    Morgan Stanley Dean
      Witter & Co.             9,300        746,906
    Paine Webber Group,
      Inc.                       700         49,875
    Schwab, (Charles) Corp.    4,800        168,600
    Washington Mutual, Inc.   11,000        484,000
    Wells Fargo & Co.          8,100        375,131
                                        -----------
                                          6,505,655
                                        -----------
  FOOD -- 2.2%
    Archer-Daniels-Midland
      Co.                     40,527        445,797
    Conagra, Inc.             22,769        486,687
    Heinz, (H.J.) Co.          3,500        146,781
    Safeway, Inc.*             8,800        481,250
    Sara Lee Corp.             5,800        125,063
    Supervalu, Inc.            7,400        113,775
                                        -----------
                                          1,799,353
                                        -----------
  HEALTHCARE SERVICES -- 1.0%
    Amgen, Inc.*               6,100        353,418
    Humana, Inc.*              9,000        109,125
    Tenet Healthcare Corp.     5,800        228,013
    United HealthGroup,
      Inc.                     1,200        131,250
                                        -----------
                                            821,806
                                        -----------
  INSURANCE -- 4.1%
    Aetna, Inc.                3,300        190,781
    Allstate Corp.            12,100        487,025
    American General Corp.       600         48,300
    American International
      Group, Inc.             11,600      1,136,800
    Chubb Corp.                5,900        498,181
    CIGNA Corp.                4,300        524,385
    MGIC Investment Corp.      3,000        204,375
    St. Paul Companies,
      Inc.                     6,971        357,264
                                        -----------
                                          3,447,111
                                        -----------
  INTERNET SERVICES -- 0.9%
    America Online, Inc.*     12,700        640,461
    Yahoo!, Inc.*              2,600        152,425
                                        -----------
                                            792,886
                                        -----------

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
  MACHINERY & EQUIPMENT -- 0.3%
    Black & Decker Corp.       2,600    $    97,825
    Deere & Co.                3,300        121,481
                                        -----------
                                            219,306
                                        -----------
  MEDICAL SUPPLIES & EQUIPMENT -- 2.8%
    Abbott Laboratories       17,900        945,344
    Baxter International,
      Inc.                     3,000        246,563
    Becton Dickinson & Co.     2,000         67,000
    Johnson & Johnson Co.      7,000        644,875
    Medtronic, Inc.            8,500        461,656
                                        -----------
                                          2,365,438
                                        -----------
  METALS & MINING -- 0.2%
    Alcan Aluminum Ltd.        4,700        148,343
    Alcoa, Inc.                1,000         28,688
                                        -----------
                                            177,031
                                        -----------
  OIL & GAS -- 9.0%
    Amerada Hess Corp.         7,000        434,000
    Ashland, Inc.             10,900        356,975
    Chevron Corp.              9,227        757,767
    Conoco, Inc. Cl-B         13,500        367,031
    Devon Energy Corp.         5,900        297,360
    Exxon Mobil Corp.         25,200      2,247,524
    Kerr-McGee Corp.           6,800        444,125
    Occidental Petroleum
      Corp.                   11,183        222,262
    Phillips Petroleum Co.     8,574        529,445
    Royal Dutch Petroleum
      Co. NY Reg              12,200        724,375
    Schlumberger Ltd.            900         68,513
    Sunoco, Inc.              11,100        332,306
    Texaco, Inc.               9,500        561,094
    Tosco Corp.                3,800        108,775
    Unocal Corp.               1,700         58,013
                                        -----------
                                          7,509,565
                                        -----------
  PAPER & FOREST PRODUCTS -- 0.4%
    International Paper Co.    2,638         96,617
    Westvaco Corp.             8,600        245,100
                                        -----------
                                            341,717
                                        -----------
  PHARMACEUTICALS -- 8.0%
    American Home Products
      Corp.                   10,500        666,750
    Bristol-Meyers Squibb
      Co.                      7,500        457,031
    Lilly, (Eli) & Co.        10,800        965,250
    Merck & Co., Inc.         16,700      1,501,956
    Pfizer, Inc.              45,900      1,982,306
    Pharmacia Corp.           13,900        764,500
    Schering-Plough Corp.      6,600        341,138
                                        -----------
                                          6,678,931
                                        -----------
  PRINTING & PUBLISHING -- 0.2%
    Dow Jones & Co., Inc.      2,200        129,525
                                        -----------

ASAF SANFORD BERNSTEIN

MANAGED INDEX 500 FUND

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
RAILROADS -- 0.5%
    Burlington Northern
      Santa Fe Corp.           2,300    $    60,926
    Norfolk Southern Corp.    19,300        272,613
    Union Pacific Corp.        2,120         99,375
                                        -----------
                                            432,914
                                        -----------
  RETAIL & MERCHANDISING -- 3.1%
    Dillard's, Inc. Cl-A       5,797         60,869
    Federated Department
      Stores, Inc.*            5,225        170,139
    Home Depot, Inc.          11,700        503,100
    May Department Stores
      Co.                     17,824        467,880
    RadioShack Corp.             900         53,663
    Sears, Roebuck & Co.      14,300        425,139
    TJX Companies, Inc.        3,700        100,825
    Wal-Mart Stores, Inc.     18,600        843,974
                                        -----------
                                          2,625,589
                                        -----------
  SEMICONDUCTORS -- 4.4%
    Advanced Micro Devices,
      Inc.*                    7,000        158,375
    Applied Materials,
      Inc.*                    8,600        456,875
    Intel Corp.               48,200      2,169,000
    JDS Uniphase Corp.*        7,000        569,625
    LSI Logic Corp.*           6,100        200,538
    Micron Technology,
      Inc.*                    4,300        149,425
                                        -----------
                                          3,703,838
                                        -----------
  TELECOMMUNICATIONS -- 8.1%
    Andrew Corp.*              6,400        168,400
    AT&T Corp.                26,400        612,150
    Avaya, Inc.*                 791         10,629
    BellSouth Corp.            8,000        386,500
    Comcast Corp. Cl-A*       13,000        529,750
    Lucent Technologies,
      Inc.                     9,500        221,469
    Motorola, Inc.            12,700        316,706
    Nortel Networks Corp.
      NY Reg.*                25,100      1,142,049
    QUALCOMM, Inc.*            7,100        462,277
    Qwest Communications
      International, Inc.*    10,292        500,449
    SBC Communications,
      Inc.                    21,300      1,228,743

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
    Scientific-Atlanta,
      Inc.                     1,800    $   123,188
    Sprint Corp. (FON
      Group)                   2,300         58,650
    Verizon Communications    15,872        917,600
    WorldCom, Inc.*            5,000        118,750
                                        -----------
                                          6,797,310
                                        -----------
  TRANSPORTATION -- 0.2%
    CSX Corp.                  8,100        205,031
                                        -----------
  UTILITIES -- 3.9%
    AES Corp.*                 5,600        316,400
    Ameren Corp.               7,700        306,075
    American Electric Power
      Co., Inc.               10,200        423,300
    Cinergy Corp.              8,139        249,257
    Consolidated Edison,
      Inc.                     7,300        256,869
    Enron Corp.                1,000         82,063
    FirstEnergy Corp.          6,500        168,188
    GPU, Inc.                 10,500        347,156
    PG&E Corp.                18,496        498,235
    Southern Co.              14,900        437,688
    TXU Corp.                  3,700        137,131
                                        -----------
                                          3,222,362
                                        -----------
TOTAL COMMON STOCK
  (Cost $80,363,074)                     80,944,623
                                        -----------
SHORT-TERM INVESTMENTS -- 0.8%
    Temporary Investment
      Cash Fund              349,280        349,280
    Temporary Investment
      Fund                   349,279        349,279
                                        -----------
  (Cost $698,559)                           698,559
                                        -----------
TOTAL INVESTMENTS -- 97.6%
  (Cost $81,061,633)                     81,643,182
OTHER ASSETS LESS
  LIABILITIES -- 2.4%                     2,016,231
                                        -----------
NET ASSETS -- 100.0%                    $83,659,413
                                        ===========

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF MFS

GROWTH WITH INCOME FUND

---------------------------------------------------
                              SHARES       VALUE
---------------------------------------------------
COMMON STOCK -- 87.1%
  AEROSPACE -- 1.8%
    Boeing Co.                 7,560    $   512,662
    General Dynamics Corp.     1,500        107,344
                                        -----------
                                            620,006
                                        -----------
  AUTOMOTIVE PARTS -- 0.5%
    Delphi Automotive
      Systems Corp.            4,540         71,221
    TRW, Inc.                  2,090         87,780
                                        -----------
                                            159,001
                                        -----------
  BEVERAGES -- 1.1%
    Anheuser-Busch
      Companies, Inc.          2,040         93,330
    Coca-Cola Co.              3,900        235,463
    PepsiCo, Inc.                970         46,984
                                        -----------
                                            375,777
                                        -----------
  BROADCASTING -- 0.2%
    Infinity Broadcasting
      Corp.*                   2,040         67,830
                                        -----------
  BUSINESS SERVICES -- 1.0%
    First Data Corp.           6,540        327,818
                                        -----------
  CHEMICALS -- 0.4%
    Dow Chemical Co.             950         29,094
    DuPont, (E.I.) de
      Nemours & Co.              890         40,384
    Rohm & Haas Co.            2,060         61,928
                                        -----------
                                            131,406
                                        -----------
  CLOTHING & APPAREL -- 0.1%
    Cintas Corp.                 995         46,143
                                        -----------
  COMPUTER HARDWARE -- 3.4%
    Compaq Computer Corp.      7,830        238,110
    EMC Corp.*                 2,630        234,234
    Hewlett-Packard Co.        1,940         90,089
    International Business
      Machines Corp.           5,940        585,090
                                        -----------
                                          1,147,523
                                        -----------
  COMPUTER SERVICES & SOFTWARE -- 9.6%
    Automatic Data
      Processing, Inc.         7,750        506,172
    BEA Systems, Inc.*           390         27,983
    Cisco Systems, Inc.*      16,280        877,084
    Computer Associates
      International, Inc.      1,130         36,019
    Computer Sciences Corp.*   3,500        220,500
    DST Systems, Inc.*           650         40,056
    I2 Technologies, Inc.*       140         23,800
    Mercury Interactive
      Corp.*                     140         15,540
    Microsoft Corp.*          10,460        720,432
    Oracle Corp.*              7,720        254,760
    Sun Microsystems, Inc.*    3,960        439,065
    Veritas Software Corp.*      710        100,121
                                        -----------
                                          3,261,532
                                        -----------

---------------------------------------------------
                              SHARES       VALUE
---------------------------------------------------
  CONGLOMERATES -- 6.7%
    Corning, Inc.              8,100    $   619,650
    Philip Morris Co., Inc.    6,180        226,343
    Tyco International Ltd.    8,430        477,876
    United Technologies
      Corp.                   13,130        916,637
                                        -----------
                                          2,240,506
                                        -----------
  CONSUMER PRODUCTS & SERVICES -- 1.2%
    Clorox Co.                   530         23,651
    Colgate-Palmolive Co.      3,090        181,569
    Gillette Co.               3,940        137,408
    Procter & Gamble Co.         730         52,149
                                        -----------
                                            394,777
                                        -----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 4.8%
    Analog Devices, Inc.*        240         15,600
    Cabletron Systems, Inc.*   4,690        127,216
    Flextronics
      International Ltd.*      1,120         42,560
    General Electric Co.      22,790      1,249,177
    Linear Technology Corp.      290         18,723
    Solectron Corp.*           1,370         60,280
    Texas Instruments, Inc.    1,720         84,388
                                        -----------
                                          1,597,944
                                        -----------
  ENERGY SERVICES -- 0.0%
    Dynegy, Inc.                 380         16,768
                                        -----------
  ENTERTAINMENT & LEISURE -- 0.9%
    Time Warner, Inc.          1,080         81,983
    Viacom, Inc. Cl-B*         3,620        205,887
                                        -----------
                                            287,870
                                        -----------
  FINANCIAL -- BANK & TRUST -- 2.7%
    Bank of New York Co.,
      Inc.                       700         40,294
    Bank One Corp.             3,810        139,065
    Chase Manhattan Corp.      6,340        288,470
    State Street Corp.         3,580        446,569
                                        -----------
                                            914,398
                                        -----------
  FINANCIAL SERVICES -- 7.2%
    American Express Co.       4,290        257,400
    AXA Financial, Inc.        2,860        154,619
    Capital One Financial
      Corp.                      580         36,613
    Citigroup, Inc.            5,200        273,650
    Fannie Mae                 4,090        314,930
    Freddie Mac               11,680        700,800
    Merrill Lynch & Co.,
      Inc.*                      630         44,100
    Morgan Stanley Dean
      Witter & Co.*              470         38,099
    PNC Financial Services
      Group, Inc.              3,400        227,375
    Reuters Group PLC [ADR]    1,070        126,126
    Wells Fargo & Co.          5,690        263,518
                                        -----------
                                          2,437,230
                                        -----------

ASAF MFS

GROWTH WITH INCOME FUND

---------------------------------------------------
                              SHARES       VALUE
---------------------------------------------------
FOOD -- 3.6%
    Kroger Co.*                6,070    $   136,954
    Quaker Oats Co.            3,480        283,838
    Safeway, Inc.*            14,170        774,922
                                        -----------
                                          1,195,714
                                        -----------
  HEALTHCARE SERVICES -- 0.2%
    United HealthGroup, Inc.     560         61,250
                                        -----------
  INSURANCE -- 6.2%
    AFLAC, Inc.                3,300        241,106
    American International
      Group, Inc.              4,635        454,229
    CIGNA Corp.                2,170        264,632
    Lincoln National Corp.     1,150         55,631
    Marsh & McLennan
      Companies, Inc.            390         50,993
    St. Paul Companies, Inc.   6,070        311,088
    The Hartford Financial
      Services Group, Inc.     8,370        623,041
    UNUM Corp.                 2,430         68,648
                                        -----------
                                          2,069,368
                                        -----------
  INTERNET SERVICES -- 0.2%
    America Online, Inc.*        540         27,232
    E.Piphany, Inc.*             330         29,741
                                        -----------
                                             56,973
                                        -----------
  MACHINERY & EQUIPMENT -- 2.3%
    Baker Hughes, Inc.         6,250        214,844
    Deere & Co.               10,320        379,905
    Grainger, (W.W.), Inc.     1,550         49,503
    Ingersoll-Rand Co.         3,560        134,390
                                        -----------
                                            778,642
                                        -----------
  MEDICAL SUPPLIES & EQUIPMENT -- 1.8%
    Abbott Laboratories        1,510         79,747
    Johnson & Johnson Co.        460         42,378
    Medtronic, Inc.            5,820        316,098
    PE Corp. -- PE
      Biosystems Group         1,310        153,270
                                        -----------
                                            591,493
                                        -----------
  METALS & MINING -- 0.5%
    Alcoa, Inc.                6,010        172,412
                                        -----------
  OIL & GAS -- 7.3%
    BP Amoco PLC [ADR]        15,175        772,977
    Chevron Corp.                960         78,840
    Coastal Corp.                330         24,894
    Conoco, Inc. Cl-B         11,220        305,044
    Exxon Mobil Corp.         10,358        923,804
    Global Marine, Inc.*       1,700         45,050
    Santa Fe International
      Corp.*                     710         25,915
    Transocean Sedco Forex,
      Inc.*                    2,330        123,490
    Williams Companies, Inc.   3,530        147,598
                                        -----------
                                          2,447,612
                                        -----------

---------------------------------------------------
                              SHARES       VALUE
---------------------------------------------------
  PHARMACEUTICALS -- 7.5%
    American Home Products
      Corp.                    6,260    $   397,510
    Bristol-Meyers Squibb
      Co.                      9,150        557,578
    Pfizer, Inc.              21,337        921,492
    Pharmacia Corp.            9,642        530,310
    Schering-Plough Corp.      2,050        105,959
                                        -----------
                                          2,512,849
                                        -----------
  PRINTING & PUBLISHING -- 1.7%
    Gannett Co., Inc.          4,120        238,960
    New York Times Co.         6,700        246,225
    Tribune Co.                2,290         84,873
                                        -----------
                                            570,058
                                        -----------
  RESTAURANTS -- 0.1%
    McDonald's Corp.           1,310         40,610
                                        -----------
  RETAIL & MERCHANDISING -- 3.0%
    CVS Corp.                  9,820        519,845
    Home Depot, Inc.             470         20,269
    RadioShack Corp.             340         20,273
    Wal-Mart Stores, Inc.     10,100        458,288
                                        -----------
                                          1,018,675
                                        -----------
  SEMICONDUCTORS -- 1.2%
    Intel Corp.                7,890        355,050
    Micron Technology, Inc.*     700         24,325
    Xilinx, Inc.*                190         14,060
                                        -----------
                                            393,435
                                        -----------
  TELECOMMUNICATIONS -- 7.7%
    Alltel Corp.               3,670        236,486
    American Tower Corp.
      Cl-A                       500         19,813
    BellSouth Corp.            1,150         55,559
    BroadWing, Inc.            3,680        103,960
    Comcast Corp. Cl-A*          500         20,375
    Global Crossing Ltd.*      3,760         88,830
    Lucent Technologies,
      Inc.                     3,200         73,346
    Motorola, Inc.             1,712         42,693
    Nortel Networks Corp. NY
      Reg.                    11,030        501,864
    Qwest Communications
      International, Inc.*     4,850        235,831
    SBC Communications, Inc.   8,040        463,807
    Sprint Corp. (PCS
      Group)*                  3,720        141,825
    Tycom Ltd.*                2,980         99,830
    Verizon Communications     6,920        400,063
    XO Communications, Inc.*   3,420        115,372
                                        -----------
                                          2,599,654
                                        -----------
  TRANSPORTATION -- 0.2%
    Canadian National
      Railway Co.              2,411         75,947
                                        -----------
  UTILITIES -- 2.0%
    Dominion Resources, Inc.     350         20,628
    Enron Corp.                1,190         97,654
    Exelon Corp.               6,068        364,840

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                              SHARES       VALUE
---------------------------------------------------
    NiSource, Inc.             1,630    $    39,731
    TXU Corp.                  4,470        165,669
                                        -----------
                                            688,522
                                        -----------
TOTAL COMMON STOCK
  (Cost $26,896,573)                     29,299,743
                                        -----------
                               PAR
                              (000)
                              -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 10.1%
     Federal Home Loan Bank
       6.45%, 11/01/00
  (Cost $3,395,000)           $3,395      3,395,000
                                        -----------
                              SHARES
                              ------
FOREIGN STOCK -- 4.3%
  BEVERAGES -- 0.4%
    Diageo PLC -- (GBP)       13,850        130,825
                                        -----------
  CHEMICALS -- 0.4%
    AKZO Nobel NV -- (NLG)     2,590        117,783
                                        -----------
  FINANCIAL -- BANK & TRUST -- 0.4%
    HSBC Holdings PLC --
      (GBP)                   10,416        148,528
                                        -----------
  FINANCIAL SERVICES -- 0.2%
    ING Groep NV -- (NLG)      1,157         79,360
                                        -----------
  FOOD -- 0.6%
    Nestle SA -- (CHF)*          102        211,308
                                        -----------
  OIL & GAS -- 0.9%
    Royal Dutch Petroleum
      Co. -- (NLG)             5,070        300,357
                                        -----------
  PHARMACEUTICALS -- 0.7%
    AstraZeneca Group
      PLC -- (GBP)*            1,440         67,498
    Novartis AG -- (CHF)         100        151,661
                                        -----------
                                            219,159
                                        -----------
  RETAIL & MERCHANDISING -- 0.3%
    Fast Retailing Co.
      Ltd. -- (JPY)              400         98,364
                                        -----------
  TELECOMMUNICATIONS -- 0.4%
    Vodafone AirTouch
      PLC -- (GBP)            35,991        149,862
                                        -----------
TOTAL FOREIGN STOCK
  (Cost $1,384,501)                       1,455,546
                                        -----------
---------------------------------------------------
                               PAR
                              (000)        VALUE
---------------------------------------------------
CORPORATE OBLIGATIONS -- 0.2%
  OIL & GAS -- 0.0%
    Transocean Sedco Forex,
      Inc. [ZCB]
      5.477%, 05/24/20        $   20    $    12,125
  TELECOMMUNICATIONS -- 0.2%
    NTL, Inc. 144A
      5.75%, 12/15/09             66         41,993
                                        -----------
TOTAL CORPORATE OBLIGATIONS
  (Cost $69,262)                             54,118
                                        -----------
                              SHARES
                              ------
PREFERRED STOCK -- 0.0%
  UTILITIES
    TXU Corp. 3.315%[CVT]
  (Cost $844)                     20            808
                                        -----------
SHORT-TERM INVESTMENTS -- 0.5%
    Temporary Investment
      Cash Fund               81,824         81,824
    Temporary Investment
      Fund                    81,823         81,823
                                        -----------
  (Cost $163,647)                           163,647
                                        -----------
TOTAL INVESTMENTS -- 102.2%
  (Cost $31,909,827)                     34,368,862
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (2.2%)                         (743,238)
                                        -----------
NET ASSETS -- 100.0%                    $33,625,624
                                        ===========

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the year, this security amounted to 0.1% of net assets.

See Notes to Financial Statements.

ASAF KEMPER SMALL-CAP

GROWTH FUND

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
COMMON STOCK -- 94.8%
  ADVERTISING -- 0.6%
    Penton Media, Inc.        13,000    $   397,313
                                        -----------
  AEROSPACE -- 0.3%
    Remec, Inc.*               6,200        184,838
                                        -----------
  AUTOMOTIVE PARTS -- 2.0%
    Copart, Inc.*             86,700      1,305,919
                                        -----------
  BROADCASTING -- 0.2%
    Entravision
      Communications Corp.*    7,100        125,581
                                        -----------
  BUILDING MATERIALS -- 2.2%
    Simpson Manufacturing
      Co., Inc.*               6,900        294,113
    Trex Co., Inc.*           30,200      1,128,725
                                        -----------
                                          1,422,838
                                        -----------
  BUSINESS SERVICES -- 2.9%
    Korn/Ferry
      International, Inc.*    33,300      1,165,500
    PurchasePro.com, Inc.     13,200        356,400
    RSA Security, Inc.*        5,600        324,800
                                        -----------
                                          1,846,700
                                        -----------
  CHEMICALS -- 0.6%
    Cabot Microelectronics
      Corp.*                   9,400        415,363
                                        -----------
  CLOTHING & APPAREL -- 1.9%
    Gildan Activewear, Inc.
      Cl-A*                   26,800        931,300
    Pacific Sunwear of
      California, Inc.*       14,600        299,300
                                        -----------
                                          1,230,600
                                        -----------
  COMPUTER HARDWARE -- 3.6%
    Mercury Computer
      Systems, Inc.*          10,800        334,800
    Silicon Storage
      Technology, Inc.*       69,900      1,590,225
    Tripath Technology,
      Inc.*                   12,700        371,475
                                        -----------
                                          2,296,500
                                        -----------
  COMPUTER SERVICES & SOFTWARE -- 13.8%
    Advent Software, Inc.*    26,800      1,602,974
    Braun Consulting, Inc.*   19,800        149,119
    Broadbase Software,
      Inc.                    26,900        289,175
    BSQUARE Corp.*            32,200        503,125
    Documentum, Inc.*         11,100        943,500
    Manugistics Group,
      Inc.*                   12,200      1,390,037
    Mercury Interactive
      Corp.*                   9,500      1,054,500
    Oak Technology, Inc.*     35,100        984,994
    Omnisky Corp.*             3,400         47,600
    Packeteer, Inc.*           8,600        213,925
    Pinnacle Systems, Inc.*   63,200        797,900

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
    Plato Learning, Inc.*     12,700    $   311,150
    Precise Software
      Solutions, Ltd.*         5,200        118,950
    Radisys Corp.*            15,600        413,400
    Viador, Inc.*             21,700        100,363
                                        -----------
                                          8,920,712
                                        -----------
  CONSUMER PRODUCTS & SERVICES -- 3.4%
    Concord Camera Corp.*     25,100        776,531
    JAKKS Pacific, Inc.*      34,000        299,625
    Rent-A-Center, Inc.*      37,200      1,085,775
                                        -----------
                                          2,161,931
                                        -----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 6.5%
    Computer Products,
      Inc.*                   30,400      1,235,000
    Power-One, Inc.*          26,500      1,879,844
    Sunrise Telecom, Inc.*    25,000        621,875
    Zygo Corp.*                8,800        435,600
                                        -----------
                                          4,172,319
                                        -----------
  FARMING & AGRICULTURE -- 0.6%
    Eden Bioscience Corp.*    10,700        405,263
                                        -----------
  FINANCIAL SERVICES -- 0.1%
    Multex.com, Inc.*          5,500         71,156
                                        -----------
  FOOD -- 1.7%
    Hain Celestial Group,
      Inc.*                   17,426        691,594
    Wild Oats Markets,
      Inc.*                   58,600        369,913
                                        -----------
                                          1,061,507
                                        -----------
  FURNITURE -- 1.3%
    Cost Plus, Inc.*          29,400        823,200
                                        -----------
  HEALTHCARE SERVICES -- 3.3%
    Albany Molecular
      Research, Inc.*         35,900      2,086,687
    Regeneration
      Technologies, Inc.*      2,500         31,719
                                        -----------
                                          2,118,406
                                        -----------
  INTERNET SERVICES -- 6.4%
    Clarent Corp.*            15,300        475,256
    I-Many, Inc.*             32,400        668,250
    Internet Security
      Systems, Inc.*          20,000      1,765,000
    Vicinity Corp.*           18,300        192,150
    Watchguard
      Technologies, Inc.*     19,900        995,000
                                        -----------
                                          4,095,656
                                        -----------
  MACHINERY & EQUIPMENT -- 2.7%
    National-Oilwell, Inc.*   31,700        927,225
    Universal Compression
      Holdings, Inc.*         29,000        837,375
                                        -----------
                                          1,764,600
                                        -----------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
MEDICAL SUPPLIES &
EQUIPMENT -- 1.8%
    Arthrocare Corp.*         29,900    $   678,356
    Charles River
      Laboratories
      International, Inc.*    18,200        477,750
                                        -----------
                                          1,156,106
                                        -----------
  OIL & GAS -- 9.6%
    3Tec Energy Corp.*        23,400        345,150
    Barrett Resources
      Corp.*                  22,000        800,250
    Cal Dive International,
      Inc.*                   13,100        651,725
    Key Production Co.,
      Inc.*                   29,600        651,200
    Newfield Exploration
      Co.*                    18,700        705,925
    Precision Drilling
      Corp.*                  21,100        603,988
    Stone Energy Corp.*       22,200      1,136,639
    Swift Energy Co.*         29,300        952,249
    W-H Energy Services,
      Inc.*                   22,900        317,738
                                        -----------
                                          6,164,864
                                        -----------
  PHARMACEUTICALS -- 8.3%
    Alexion
      Pharmaceuticals,
      Inc.*                   13,000      1,343,875
    Arena Pharmaceuticals,
      Inc.*                    4,100        143,244
    Cryolife, Inc.*           13,100        521,544
    NPS Pharmaceuticals,
      Inc.*                   25,000      1,071,875
    Oncogene Science, Inc.*   12,500        900,000
    QLT PhotoTherapeutics,
      Inc.*                   16,500        820,617
    United Therapeutics
      Corp.*                   9,700        518,950
                                        -----------
                                          5,320,105
                                        -----------
  REAL ESTATE -- 1.3%
    CoStar Group, Inc.*       25,800        806,250
                                        -----------
  SCIENCE & TECHNOLOGY -- 1.2%
    Molecular Devices
      Corp.*                  11,100        758,963
                                        -----------
  SEMICONDUCTORS -- 7.3%
    Advanced Power
      Technology, Inc.*       24,300        779,119
    Alliance Semiconductor
      Corp.*                  30,100        602,000
    American Superconductor
      Corp.*                  13,300        635,075
    ATMI, Inc.*               20,500        386,938
    Silicon Image, Inc.*      25,600        300,800
    Therma-Wave, Inc.*        17,100        350,550
    TranSwitch Corp.*         28,600      1,651,649
                                        -----------
                                          4,706,131
                                        -----------

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
  TELECOMMUNICATIONS -- 10.2%
    Inrange Technologies
      Corp.*                  15,900    $   582,338
    Insight Communications
      Co., Inc.*              43,200        599,400
    Lightbridge, Inc.*        20,400        218,025
    Polycom, Inc.*            32,000      2,079,999
    Proxim, Inc.*              5,300        321,313
    SBA Communications
      Corp.*                  18,700        937,338
    Spectrasite Holdings,
      Inc.*                   54,500      1,076,374
    UTStarcom, Inc.*          35,500        710,000
                                        -----------
                                          6,524,787
                                        -----------
  TRANSPORTATION -- 1.0%
    Eagle USA Airfreight,
      Inc.*                   22,600        644,100
                                        -----------
TOTAL COMMON STOCK
  (Cost $59,624,249)                     60,901,708
                                        -----------
                               PAR
                              (000)
                              -----
COMMERCIAL PAPER -- 7.0%
    Enron Corp.
      6.67%, 11/03/00        $ 2,000      1,999,259
    Ford Motor Credit Co.
      6.49%, 11/01/00          2,500      2,500,000
                                        -----------
  (Cost $4,499,259)                       4,499,259
                                        -----------
                             SHARES
                             ------
SHORT-TERM INVESTMENTS -- 0.9%
    Temporary Investment
      Cash Fund              289,700        289,700
    Temporary Investment
      Fund                   289,699        289,699
                                        -----------
  (Cost $579,399)                           579,399
                                        -----------
TOTAL INVESTMENTS -- 102.7%
  (Cost $64,702,907)                     65,980,366
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (2.7%)                       (1,760,651)
                                        -----------
NET ASSETS -- 100.0%                    $64,219,715
                                        ===========

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

See Notes to Financial Statements.

ASAF ALGER

ALL-CAP GROWTH FUND

---------------------------------------------------
                              SHARES       VALUE
---------------------------------------------------
COMMON STOCK -- 76.7%
  AEROSPACE -- 1.8%
    General Dynamics Corp.     3,340    $   239,019
                                        -----------
  BUSINESS SERVICES -- 2.0%
    Commerce One, Inc.*        4,050        259,959
                                        -----------
  COMPUTER HARDWARE -- 2.4%
    EMC Corp.*                 3,540        315,281
                                        -----------
  COMPUTER SERVICES & SOFTWARE -- 16.9%
    Ariba, Inc.*               2,800        353,850
    BEA Systems, Inc.*         2,630        188,703
    Cisco Systems, Inc.*       7,790        419,687
    I2 Technologies, Inc.*     1,780        302,600
    Oracle Corp.*              6,140        202,620
    Phone.com, Inc.*           3,515        325,357
    Redback Networks, Inc.*      400         42,575
    Sun Microsystems, Inc.*    3,470        384,736
                                        -----------
                                          2,220,128
                                        -----------
  CONGLOMERATES -- 1.6%
    United Technologies
      Corp.                    3,100        216,419
                                        -----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 4.2%
    General Electric Co.       5,150        282,284
    Solectron Corp.*           6,050        266,200
                                        -----------
                                            548,484
                                        -----------
  FINANCIAL -- BANK & TRUST -- 0.6%
    Bank of New York Co.,
      Inc.                       850         48,928
    State Street Corp.           245         30,561
                                        -----------
                                             79,489
                                        -----------
  FINANCIAL SERVICES -- 4.9%
    Citigroup, Inc.            6,750        355,218
    Schwab, (Charles) Corp.    8,300        291,538
                                        -----------
                                            646,756
                                        -----------
  HEALTHCARE SERVICES -- 1.6%
    Amgen, Inc.*               3,570        206,837
                                        -----------
  INSURANCE -- 4.8%
    American International
      Group, Inc.              3,660        358,680
    Marsh & McLennan
      Companies, Inc.          2,100        274,575
                                        -----------
                                            633,255
                                        -----------
  INTERNET SERVICES -- 4.8%
    America Online, Inc.*      5,550        279,887
    eBay, Inc.*                5,550        285,825
    Exodus Communications,
      Inc.*                    1,700         57,056
    Yahoo!, Inc.*                250         14,656
                                        -----------
                                            637,424
                                        -----------
  MEDICAL SUPPLIES & EQUIPMENT -- 2.8%
    Affymetrix, Inc.*            780         43,193
    Baxter International,
      Inc.                     3,050        250,672
    Guidant Corp.*             1,500         79,406
                                        -----------
                                            373,271
                                        -----------

---------------------------------------------------
                              SHARES       VALUE
---------------------------------------------------
  OIL & GAS -- 0.2%
    BJ Services Co.*             500    $    26,219
                                        -----------
  PHARMACEUTICALS -- 12.8%
    American Home Products
      Corp.                    2,240        142,240
    Cardinal Health, Inc.      2,200        208,450
    Celgene Corp.*             2,880        185,400
    Cephalon, Inc.*            2,500        134,063
    Lilly, (Eli) & Co.         4,560        407,549
    Pfizer, Inc.               6,790        293,243
    Qiagen NV [ADR]            4,800        207,000
    QLT PhotoTherapeutics,
      Inc.*                    2,000         99,469
                                        -----------
                                          1,677,414
                                        -----------
  RETAIL & MERCHANDISING -- 4.5%
    Home Depot, Inc.           7,200        309,600
    Wal-Mart Stores, Inc.      6,085        276,107
                                        -----------
                                            585,707
                                        -----------
  SEMICONDUCTORS -- 4.3%
    Altera Corp.*              6,190        253,403
    Broadcom Corp. Cl-A*       1,390        309,101
                                        -----------
                                            562,504
                                        -----------
  TELECOMMUNICATIONS -- 6.2%
    Nokia Corp. Cl-A [ADR]     7,700        329,175
    Nortel Networks Corp. NY
      Reg.                     4,270        194,285
    QUALCOMM, Inc.*            2,200        143,241
    Research in Motion Ltd.*   1,500        150,000
                                        -----------
                                            816,701
                                        -----------
  UTILITIES -- 0.3%
    Duke Energy Corp.            400         34,575
                                        -----------
TOTAL COMMON STOCK
  (Cost $10,268,971)                     10,079,442
                                        -----------
                               PAR
                              (000)
                              -----
COMMERCIAL PAPER -- 25.0%
     AT&T Corp.
       5.54%, 11/21/00        $2,000      1,992,733
    Countrywide Home Loan,
      Inc.
      6.52%, 11/21/00            400        398,551
    Fayette Funding Ltd.
      6.50%, 11/21/00            400        398,556
    Florida Power & Light
      Co.
      6.42%, 11/02/00            500        499,911
                                        -----------
  (Cost $3,289,751)                       3,289,751
                                        -----------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                              SHARES       VALUE
---------------------------------------------------
SHORT-TERM INVESTMENTS -- 9.3%
    Temporary Investment
      Cash Fund               613,193   $   613,193
    Temporary Investment
      Fund                    613,193       613,193
                                        -----------
  (Cost $1,226,386)                       1,226,386
                                        -----------
TOTAL INVESTMENTS -- 111.0%
  (Cost $14,785,108)                     14,595,579
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (11.0)%                      (1,451,282)
                                        -----------
NET ASSETS -- 100.0%                    $13,144,297
                                        ===========

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

See Notes to Financial Statements.

ASAF GABELLI

ALL-CAP VALUE FUND

---------------------------------------------------
                              SHARES       VALUE
---------------------------------------------------
COMMON STOCK -- 68.0%
  AEROSPACE 1.0%
    Honeywell International,
      Inc.                      1,500    $   80,719
                                         ----------
  AUTOMOBILE MANUFACTURERS -- 1.8%
    General Motors Corp.
      Cl-H*                     4,300       139,320
                                         ----------
  AUTOMOTIVE PARTS -- 0.4%
    AutoNation, Inc.*           5,000        33,750
                                         ----------
  BROADCASTING -- 1.3%
    Chris-Craft Industries,
      Inc.*                     1,000        73,500
    Gray Communications Cl-B    2,000        27,750
                                         ----------
                                            101,250
                                         ----------
  CABLE TELEVISION -- 2.4%
    BHC Communications, Inc.      800       115,200
    Cablevision Systems
      Corp. Cl-A*               1,000        74,500
                                         ----------
                                            189,700
                                         ----------
  CHEMICALS -- 7.8%
    Bush Boake Allen, Inc.*     4,000       193,500
    Hercules, Inc.             10,000       183,125
    Rohm & Haas Co.             7,500       225,468
                                         ----------
                                            602,093
                                         ----------
  COMPUTER HARDWARE -- 2.3%
    Apple Computer, Inc.*       3,000        58,688
    Compaq Computer Corp.       4,000       121,640
                                         ----------
                                            180,328
                                         ----------
  CONGLOMERATES -- 3.0%
    ITT Industries, Inc.        2,500        81,406
    Philip Morris Co., Inc.     2,500        91,563
    Seagram Co. Ltd.            1,000        57,125
                                         ----------
                                            230,094
                                         ----------
  CONSTRUCTION -- 1.4%
    Southdown, Inc.             1,500       106,313
                                         ----------
  CONSUMER PRODUCTS & SERVICES -- 2.5%
    Energizer Holdings,
      Inc.*                    10,000       197,500
                                         ----------
  ENERGY SERVICES -- 0.4%
    Dynegy, Inc.                  300        13,894
    Xcel Energy, Inc.*            600        15,337
                                         ----------
                                             29,231
                                         ----------
  ENTERTAINMENT & LEISURE -- 4.3%
    Gaylord Entertainment
      Co. Cl-A                  2,000        47,500
    Gemstar-TV Guide
      International, Inc.*      2,500       171,406
    Viacom, Inc.*               2,000       114,500
                                         ----------
                                            333,406
                                         ----------

---------------------------------------------------
                              SHARES       VALUE
---------------------------------------------------
  ENVIRONMENTAL SERVICES -- 2.6%
    Republic Services, Inc.*    3,000    $   40,313
    Waste Management, Inc.      8,000       160,000
                                         ----------
                                            200,313
                                         ----------
  FINANCIAL -- BANK & TRUST -- 0.3%
    Bank One Corp.                600        21,900
                                         ----------
  FINANCIAL SERVICES -- 5.4%
    Donaldson Lufkin &
      Jenrette, Inc.            2,000       179,625
    Fleet Financial Group,
      Inc.                      1,200        45,600
    National Discount
      Brokers Group, Inc.*      4,000       194,749
                                         ----------
                                            419,974
                                         ----------
  FOOD -- 4.1%
    Flowers Industries, Inc.    5,000        76,875
    Keebler Foods Co.           6,000       243,000
                                         ----------
                                            319,875
                                         ----------
  HOTELS & MOTELS -- 1.1%
    Hilton Hotels Corp.         3,000        28,500
    Starwood Hotels &
      Resorts Worldwide,
      Inc. [REIT]               2,000        59,250
                                         ----------
                                             87,750
                                         ----------
  OIL & GAS -- 0.9%
    MCN Energy Group, Inc.        600        14,775
    National Fuel Gas Co.         300        16,088
    Watts Industries, Inc.*     1,000        11,188
    Williams Companies, Inc.      600        25,087
                                         ----------
                                             67,138
                                         ----------
  PERSONAL SERVICES -- 2.4%
    Cendant Corp.*             15,600       187,200
                                         ----------
PRINTING & PUBLISHING -- 4.5%
    Gannett Co., Inc.           3,000       174,000
    Pulitzer, Inc.              1,500        61,425
    Tribune Co.                 3,000       111,188
                                         ----------
                                            346,613
                                         ----------
  RETAIL & MERCHANDISING -- 2.9%
    Harcourt General, Inc.      4,000       224,200
                                         ----------
  TELECOMMUNICATIONS -- 11.9%
    AT&T Corp. Liberty Media
      Group Cl-A*               3,500        63,000
    AT&T Wireless Group*        1,000        24,938
    Motorola, Inc.              5,000       124,688
    Nextel Communications,
      Inc. Cl-A*                6,000       230,624
    Sprint Corp. (PCS
      Group)*                   1,500        57,188
    Telephone & Data
      Systems, Inc.             2,000       210,999

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                              SHARES       VALUE
---------------------------------------------------
    Teligent, Inc.*             1,000    $    7,594
    Voicestream Wireless
      Corp.*                    1,500       197,249
                                         ----------
                                            916,280
                                         ----------
  TRANSPORTATION -- 1.6%
    GATX Corp.                  3,000       126,188
                                         ----------
  UTILITIES -- 1.7%
    AES Corp.                     200        11,300
    Calpine Corp.*                200        15,788
    Exelon Corp.                  375        22,547
    PPL Corp.                     300        12,356
    Public Service
      Enterprise Group, Inc.      350        14,525
    Reliant Energy, Inc.          350        14,459
    Rochester Gas & Electric
      Corp.                       800        23,600
    Southern Co.                  700        20,563
                                         ----------
                                            135,138
                                         ----------
TOTAL COMMON STOCK
  (Cost $5,032,899)                       5,276,273
                                         ----------
                                PAR
                               (000)
                               -----
U.S. TREASURY OBLIGATIONS -- 26.2%
    U.S. Treasury Bills
      6.07%, 12/07/00         $   100        99,393
      5.99%, 12/14/00             101       100,241
      5.98%, 12/21/00             262       259,713
      6.01%, 12/28/00             476       471,240
      6.12%, 01/04/01           1,113     1,100,701
                                         ----------
  (Cost $2,031,855)                       2,031,288
                                         ----------

---------------------------------------------------
                              SHARES       VALUE
---------------------------------------------------
SHORT-TERM INVESTMENTS -- 6.5%
    Temporary Investment
      Cash Fund               253,557    $  253,557
    Temporary Investment
      Fund                    253,557       253,557
                                         ----------
  (Cost $507,114)                           507,114
                                         ----------
TOTAL INVESTMENTS -- 100.7%
  (Cost $7,571,868)                       7,814,675
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.7)%                          (55,929)
                                         ----------
NET ASSETS -- 100.0%                     $7,758,746
                                         ==========

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

See Notes to Financial Statements.

ASAF INVESCO

TECHNOLOGY FUND

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
COMMON STOCK -- 89.8%
  BIOTECHNOLOGY HEALTHCARE -- 0.6%
    Protein Design Labs,
      Inc.*                    1,200    $   162,094
                                        -----------
  BROADCASTING -- 0.3%
    EchoStar Communications
      Corp. Cl-A*              1,800         81,450
                                        -----------
  BUSINESS SERVICES -- 1.0%
    Foundry Networks, Inc.*    3,000        199,313
    Liberate Technologies,
      Inc.*                    2,900         55,281
                                        -----------
                                            254,594
                                        -----------
  BUSINESS SERVICES -- COMPUTER SYSTEMS -- 8.0%
    Ariba, Inc.*               1,300        164,288
    Art Technology Group,
      Inc.*                    2,300        144,325
    Commerce One, Inc.*        3,400        218,238
    Fiserv, Inc.*              6,100        319,869
    I2 Technologies, Inc.*     3,100        526,999
    Paychex, Inc.              6,100        345,793
    Safeguard Scientifics,
      Inc.*                      100          1,538
    Sapient Corp.*             4,300        152,919
    Tech Data Corp.*           3,200        133,200
                                        -----------
                                          2,007,169
                                        -----------
  COMMUNICATION EQUIPMENT -- 9.2%
    ADC Telecommunications,
      Inc.*                    9,200        196,650
    Bookham Technology PLC
      [ADR]*                   1,300         43,794
    Ciena Corp.*               4,700        494,087
    Corvis Corp.*              2,800        183,750
    Nokia Corp. Cl-A [ADR]     5,600        239,400
    Nortel Networks Corp.      6,500        295,750
    Polycom, Inc.*             4,800        312,000
    Powerwave Technologies,
      Inc.*                    5,000        240,625
    Scientific-Atlanta,
      Inc.                     4,500        307,969
                                        -----------
                                          2,314,025
                                        -----------
  COMPUTER HARDWARE -- 5.3%
    Brocade Communications
      Systems, Inc.*           2,000        454,750
    Cacheflow, Inc.*           1,600        172,800
    Compaq Computer Corp.      6,500        197,665
    McData Corp.*              1,300        108,367
    Sun Microsystems, Inc.*    3,500        388,063
                                        -----------
                                          1,321,645
                                        -----------
  COMPUTER SERVICES & SOFTWARE -- 21.3%
    BEA Systems, Inc.*         5,600        401,799
    Check Point Software
      Technologies Ltd.*       2,300        364,263
    Inktomi Corp.*             1,900        120,531
    Intuit, Inc.*              4,200        258,038
    Manugistics Group,
      Inc.*                      900        102,544
    Mercury Interactive
      Corp.*                   2,800        310,800

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
    Micromuse, Inc.*             900    $   152,719
    Microsoft Corp.*           4,300        296,163
    Oracle Corp.*              7,800        257,400
    Peregrine Systems,
      Inc.*                    7,800        187,200
    Proxim, Inc.*              2,600        157,625
    Quest Software, Inc.*      3,600        157,275
    Qwest Communications
      International, Inc.*     5,400        262,575
    RealNetworks, Inc.*        2,400         49,463
    Siebel Systems, Inc.*      4,800        503,699
    SmartForce Public Ltd.
      Co. [ADR]*               6,500        327,133
    Software.com, Inc.*        2,700        402,299
    TIBCO Software, Inc.*      3,000        189,000
    VeriSign, Inc.*            2,000        264,000
    Veritas Software Corp.*    2,800        394,844
    Vignette Corp.*            5,700        169,931
                                        -----------
                                          5,329,301
                                        -----------
  COMPUTERS -- NETWORKING -- 6.4%
    Cabletron Systems,
      Inc.*                    5,200        141,050
    Cisco Systems, Inc.*       6,500        350,188
    Extreme Networks, Inc.*    2,600        215,638
    Juniper Networks, Inc.*    1,900        370,500
    Network Appliance,
      Inc.*                    3,700        440,299
    Redback Networks, Inc.*      900         95,794
                                        -----------
                                          1,613,469
                                        -----------
  COMPUTERS -- PERIPHERALS -- 3.7%
    EMC Corp.*                 5,500        489,844
    Palm, Inc.*                7,000        374,938
    SanDisk Corp.*             1,200         64,481
                                        -----------
                                            929,263
                                        -----------
  CONGLOMERATES -- 1.2%
    Corning, Inc.              4,100        313,650
                                        -----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 9.9%
    Celestica, Inc.*           5,600        402,500
    Cypress Semiconductor
      Corp.*                   1,900         71,131
    Flextronics
      International Ltd.*     10,700        406,600
    Jabil Circuit, Inc.*       5,000        285,313
    Linear Technology
      Corp.*                   4,800        309,900
    Sanmina Corp.*             4,000        457,249
    SCI Systems, Inc.*         6,400        275,200
    Solectron Corp.*           6,500        286,000
                                        -----------
                                          2,493,893
                                        -----------
  ENTERTAINMENT & LEISURE -- 1.8%
    America Online, Inc.*      4,800        242,064
    Gemstar-TV Guide
      International, Inc.*     3,200        219,400
                                        -----------
                                            461,464
                                        -----------
  OIL & GAS -- 1.1%
    Enron Corp.                3,400        279,013
                                        -----------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
SEMICONDUCTORS -- 17.3%
    Altera Corp.*              1,300    $    53,219
    Analog Devices, Inc.*      4,800        312,000
    Applied Micro Circuits
      Corp.*                   5,800        442,974
    ASM Lithography Holding
      NV NY Reg.*              3,100         86,219
    Broadcom Corp. Cl-A          800        177,900
    Chartered Semiconductor
      Manufacturing Ltd.*      2,200        102,300
    Cirrus Logic Corp.*        2,300         99,188
    Conexant Systems, Inc.*    4,500        118,406
    GlobeSpan, Inc.*           1,900        146,181
    Integrated Device
      Technology, Inc.*        3,900        219,619
    Intel Corp.                5,600        252,000
    Maxim Integrated
      Products, Inc.           4,600        305,038
    Microchip Technology,
      Inc.*                    4,550        143,894
    Micron Technology, Inc.    1,500         53,906
    New Focus, Inc.*           1,500         95,250
    Novellus Systems, Inc.*    2,200         90,063
    PMC-Sierra, Inc.*          2,400        406,799
    SDL, Inc.*                 2,600        674,049
    Vitesse Semiconductor
      Corp.*                   4,500        314,719
    Xilinx, Inc.*              3,200        231,800
                                        -----------
                                          4,325,524
                                        -----------
  TELECOMMUNICATIONS -- 2.7%
    Amdocs Ltd.*               3,400        220,362
    Nextel Communications,
      Inc. Cl-A*               4,200        161,438
    Research in Motion
      Ltd.*                      900         86,565
    Voicestream Wireless
      Corp.*                   1,500        197,250
                                        -----------
                                            665,615
                                        -----------
TOTAL COMMON STOCK
  (Cost $23,377,511)                     22,552,169
                                        -----------
---------------------------------------------------
                               PAR
                              (000)        VALUE
---------------------------------------------------
COMMERCIAL PAPER -- 21.3%
     American Express
       Credit Corp.
       6.57%, 11/01/00       $ 1,100    $ 1,100,000
    General Electric
      Capital Corp.
      6.62% 11/01/00           1,155      1,155,000
    General Motors
      Acceptance Corp.
      6.46% 11/01/00           1,000      1,000,000
    Household Finance Corp.
      6.48% 11/01/00           1,100      1,100,000
    Prudential Funding
      Corp. 6.50% 11/03/00     1,000      1,000,000
                                        -----------
  (Cost $5,355,000)                       5,355,000
                                        -----------
                             SHARES
                             ------
SHORT-TERM INVESTMENTS -- 7.8%
    Temporary Investment
      Cash Fund              978,809        978,809
    Temporary Investment
      Fund                   978,809        978,809
                                        -----------
TOTAL SHORT-TERM
  INVESTMENTS
  (Cost $1,957,618)                       1,957,618
                                        -----------
TOTAL INVESTMENTS -- 118.9%
  (Cost $30,690,129)                     29,864,787
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (18.9%)                      (4,756,592)
                                        -----------
TOTAL NET ASSETS -- 100.0%              $25,108,195
                                        ===========

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.

* Non-Income Producing Security.

See Notes to Financial Statements.

ASAF JANUS MID-CAP

GROWTH FUND

---------------------------------------------------
                              SHARES       VALUE
---------------------------------------------------
COMMON STOCK -- 91.3%
  AUTOMOBILE MANUFACTURERS -- 2.3%
    General Motors Corp.
      Cl-H*                   12,170    $   394,308
                                        -----------
  BROADCASTING -- 4.3%
    Hispanic Broadcasting
      Corp.*                  19,970        624,063
    Spanish Broadcasting
      Systems, Inc.*          11,950        107,550
                                        -----------
                                            731,613
                                        -----------
  BUSINESS SERVICES -- 1.3%
    PurchasePro.com, Inc.*     8,200        221,400
                                        -----------
  COMPUTER HARDWARE -- 5.1%
    ASM Lithography Holding
      NV NY Reg.*              7,635        212,348
    Insight Enterprises,
      Inc.*                    8,180        265,850
    Tripath Technology,
      Inc.*                   13,525        395,607
                                        -----------
                                            873,805
                                        -----------
  COMPUTER SERVICES & SOFTWARE -- 15.0%
    3Com Corp.*               10,610        188,328
    Be Free, Inc.*            44,150        173,841
    DigitalThink, Inc.*        5,345        188,328
    Inktomi Corp.*             5,820        369,206
    Omnisky Corp.*            31,190        436,659
    RealNetworks, Inc.*        6,250        128,809
    Turnstone Systems, Inc.*  16,465        349,881
    Universal Access, Inc.*   49,290        720,866
                                        -----------
                                          2,555,918
                                        -----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 13.3%
    Intersil Holding Corp.*   11,300        541,693
    Metromedia Fiber
      Network, Inc. Cl-A*     37,810        718,389
    SCI Systems, Inc.*        11,465        492,995
    Symbol Technologies,
      Inc.                    11,535        524,122
                                        -----------
                                          2,277,199
                                        -----------
  FINANCIAL SERVICES -- 1.9%
    E*TRADE Group, Inc.*      21,735        316,516
                                        -----------
  HEALTHCARE SERVICES -- 2.6%
    Medarex, Inc.*             7,330        448,046
                                        -----------
  INTERNET SERVICES -- 9.4%
    Exodus Communications,
      Inc.*                   22,080        741,060
    NaviSite, Inc.*            3,550         36,166
    PSINet, Inc.*             39,275        261,424
    Skillsoft Corp.*          18,420        331,560
    University of Phoenix
      Online*                  9,325        244,781
                                        -----------
                                          1,614,991
                                        -----------

---------------------------------------------------
                              SHARES       VALUE
---------------------------------------------------
  MEDICAL SUPPLIES & EQUIPMENT -- 3.6%
    Genzyme Corp.*             4,260    $   302,460
    Maxygen, Inc.*             7,915        318,579
                                        -----------
                                            621,039
                                        -----------
  PERSONAL SERVICES -- 2.1%
    Corinthian Colleges,
      Inc.*                    5,230        361,524
                                        -----------
  PHARMACEUTICALS -- 3.3%
    Alexion Pharmaceuticals,
      Inc.*                    1,030        106,476
    Millennium
      Pharmaceuticals, Inc.*   6,365        461,861
                                        -----------
                                            568,337
                                        -----------
  SEMICONDUCTORS -- 5.8%
    Integrated Device
      Technology, Inc.*        6,695        377,012
    SDL, Inc.*                 1,050        272,213
    Vitesse Semiconductor
      Corp.*                   4,880        341,295
                                        -----------
                                            990,520
                                        -----------
  TELECOMMUNICATIONS -- 21.3%
    ADC Telecommunications,
      Inc.*                    2,145         45,849
    AT&T Canada, Inc. NY
      Reg.*                   29,920        925,649
    Crown Castle
      International Corp.*    16,200        491,063
    CTC Communications
      Group, Inc.*             8,520         82,271
    EchoStar Communications
      Corp. Cl-A*              7,020        317,655
    Level 3 Communications,
      Inc.*                    6,970        332,382
    Lexent, Inc.*              4,435        128,338
    McLeodUSA, Inc. Cl-A*     38,605        743,146
    Neon Communications,
      Inc.*                    8,605        103,798
    Western Wireless Corp.
      Cl-A*                    9,735        462,413
                                        -----------
                                          3,632,564
                                        -----------
  TOTAL COMMON STOCK
  (Cost $15,177,970)                     15,607,780
                                        -----------
                               PAR
                              (000)
                              -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 19.3%
    Federal Home Loan
      Mortgage Corp.
      6.45%, 11/01/00
  (Cost $3,300,000)           $3,300      3,300,000
                                        -----------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                               PAR
                              (000)        VALUE
---------------------------------------------------
CORPORATE OBLIGATIONS -- 1.4%
  INTERNET SERVICES
    PSINet, Inc.
      11.00%, 08/01/09        $  500    $   243,750
                                        -----------
  (Cost $294,331)
                              SHARES
                              ------
SHORT-TERM INVESTMENTS -- 0.1%
    Temporary Investment
      Cash Fund                8,689          8,689
    Temporary Investment
      Fund                     8,688          8,688
                                        -----------
  (Cost $17,377)                             17,377
                                        -----------
TOTAL INVESTMENTS -- 112.1%
  Cost $18,789,678)                      19,168,907
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (12.1%)                      (2,075,375)
                                        -----------
NET ASSETS -- 100.0%                    $17,093,532
                                        ===========

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

See Notes to Financial Statements.

ASAF RYDEX MANAGED

OTC FUND

----------------------------------------------------
                             SHARES         VALUE
----------------------------------------------------
COMMON STOCK -- 83.1%
  BROADCASTING -- 0.3%
    USA Networks, Inc.*         3,970    $    80,393
                                         -----------
  BUSINESS SERVICES - 1.0%
    Parametric Technology
      Corp.*                    4,210         51,836
    Paychex, Inc.               4,020        227,883
                                         -----------
                                             279,719
                                         -----------
  BUSINESS SERVICES - COMPUTER SYSTEMS -- 1.9%
    Fiserv, Inc.*               1,760         92,290
    I2 Technologies, Inc.*      2,430        413,100
                                         -----------
                                             505,390
                                         -----------
  CABLE TELEVISION -- 0.7%
    Comcast Corp. Cl-A*         4,880        198,860
                                         -----------
  CHEMICALS -- 0.1%
    Sigma-Aldrich Corp.           970         34,678
                                         -----------
  CLOTHING & APPAREL -- 0.4%
    Cintas Corp.                2,300        106,663
                                         -----------
  COMPUTER HARDWARE -- 4.9%
    Apple Computer, Inc.*       5,160        100,943
    Dell Computer Corp.*       10,840        319,780
    Sun Microsystems,
      Inc.*                     7,870        872,585
    Synopsys, Inc.*               860         29,993
                                         -----------
                                           1,323,301
                                         -----------
  COMPUTER SERVICES & SOFTWARE -- 23.3%
    3Com Corp.*                 2,020         35,855
    BMC Software, Inc.*         2,140         43,469
    Cisco Systems, Inc.*       28,860      1,554,832
    Citrix Systems, Inc.*       2,500         55,313
    Compuware Corp.*            2,560         20,160
    Electronic Arts, Inc.*      1,500         75,000
    Intuit, Inc.*               2,920        179,398
    Microsoft Corp.*           20,650      1,422,268
    Network Appliance,
      Inc.                      3,770        448,630
    Networks Associates,
      Inc.*                     1,630         31,378
    Novell, Inc.*               4,440         39,960
    Oracle Corp.*              26,700        881,099
    PeopleSoft, Inc.*           4,500        196,383
    Siebel Systems, Inc.*       5,560        583,453
    Veritas Software
      Corp.*                    4,680        659,952
                                         -----------
                                           6,227,150
                                         -----------
  CONTAINERS & PACKAGING -- 0.1%
    Smurfit-Stone
      Container Corp.*          2,720         36,720
                                         -----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 4.6%
    Adobe Systems, Inc.         2,680        203,848
    American Power
      Conversion Corp.*         2,910         37,648
    Comverse Technology,
      Inc.*                     1,940        216,795
    KLA-Tencor Corp.*           2,570         86,898
    Linear Technology
      Corp.                     4,770        307,963

----------------------------------------------------
                             SHARES         VALUE
----------------------------------------------------
    Metromedia Fiber
      Network, Inc. Cl-A*       6,000    $   114,000
    Molex, Inc.                 1,100         59,400
    Sanmina Corp.               1,840        210,335
                                         -----------
                                           1,236,887
                                         -----------
  ENTERTAINMENT & LEISURE -- 1.2%
    Gemstar-TV Guide
      International Group,
      Inc.*                     4,890        335,271
                                         -----------
  FINANCIAL SERVICES -- 0.4%
    Concord EFS, Inc.*          2,770        114,436
                                         -----------
  FOOD -- 0.5%
    Starbucks Corp.*            2,960        132,275
                                         -----------
  HEALTHCARE SERVICES -- 1.2%
    Amgen, Inc.*                5,460        316,339
                                         -----------
  INTERNET SERVICES -- 6.1%
    Ariba, Inc.*                2,640        333,630
    At Home Corp.*              3,340         34,444
    BroadVision, Inc.*          3,300         98,175
    CMGI, Inc.*                 3,700         62,438
    CNET Networks, Inc.*        1,720         54,180
    eBay, Inc.                  2,280        117,420
    Juniper Networks,
      Inc.*                     2,360        460,199
    RealNetworks, Inc.*         1,680         34,624
    VeriSign, Inc.*             2,090        275,880
    Yahoo!, Inc.*               3,030        177,634
                                         -----------
                                           1,648,624
                                         -----------
  MEDICAL SUPPLIES & EQUIPMENT -- 0.7%
    Biomet, Inc.                2,730         98,792
    Genzyme Corp.*              1,230         87,330
                                         -----------
                                             186,122
                                         -----------
  OFFICE EQUIPMENT -- 0.2%
    Staples, Inc.*              3,500         49,875
                                         -----------
  PHARMACEUTICALS -- 2.8%
    Biogen, Inc.*               2,070        124,588
    Chiron Corp.*               2,910        126,039
    Immunex Corp.*              7,860        334,542
    MedImmune, Inc.*            2,560        167,360
                                         -----------
                                             752,529
                                         -----------
  RETAIL & MERCHANDISING -- 1.3%
    Amazon.com, Inc.*           2,690         98,521
    Bed Bath & Beyond,
      Inc.*                     4,330        111,768
    Costco Companies,
      Inc.*                     2,680         98,155
    Dollar Tree Stores,
      Inc.*                     1,120         43,820
                                         -----------
                                             352,264
                                         -----------
  SEMICONDUCTORS -- 18.2%
    Altera Corp.*               6,350        259,953
    Applied Materials,
      Inc.*                     4,780        253,938
    Applied Micro Circuits
      Corp.*                    3,880        296,335
    Atmel Corp.*                3,940         58,854

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                             SHARES         VALUE
----------------------------------------------------
    Broadcom Corp. Cl-A*        1,470    $   326,891
    Conexant Systems,
      Inc.*                     2,860         75,254
    Intel Corp.                26,830      1,207,349
    JDS Uniphase Corp.*        10,110        822,701
    Maxim Integrated
      Products, Inc.*           4,510        299,069
    Microchip Technology,
      Inc.*                     1,150         36,369
    PMC-Sierra, Inc.*           1,980        335,610
    QLogic Corp.*               1,050        101,588
    SDL, Inc.*                  1,020        264,435
    Vitesse Semiconductor
      Corp.*                    2,220        155,261
    Xilinx, Inc.*               4,970        360,014
                                         -----------
                                           4,853,621
                                         -----------
  TELECOMMUNICATIONS -- 13.0%
    ADC
      Telecommunications,
      Inc.*                    11,090        237,049
    Adelphia
      Communications Corp.
      Cl-A                      1,490         49,449
    Ciena Corp.*                3,840        403,680
    EchoStar
      Communications Corp.
      Cl-A*                     2,760        124,890
    Ericsson, (L.M.)
      Telephone Co. [ADR]      13,410        186,064
    Global Crossing Ltd.       10,860        256,568
    Level 3
      Communications, Inc.      2,910        138,771
    McLeodUSA, Inc. Cl-A        5,360        103,180
    Nextel Communications,
      Inc. Cl-A                10,650        409,359
    PanAmSat Corp.*             2,300         77,050
    QUALCOMM, Inc.*            10,240        666,719
    RF Micro Devices,
      Inc.*                     2,090         41,669

----------------------------------------------------
                             SHARES         VALUE
----------------------------------------------------
    Tellabs, Inc.*              2,660    $   132,834
    Voicestream Wireless
      Corp.*                    2,780        365,570
    WorldCom, Inc.*            11,780        279,775
    XO Communications,
      Inc.*                       780         26,313
                                         -----------
                                           3,498,940
                                         -----------
  TRANSPORTATION -- 0.2%
    PACCAR, Inc.                  980         41,221
                                         -----------
TOTAL COMMON STOCK
  (Cost $23,218,995)                      22,311,278
                                         -----------
SHORT-TERM INVESTMENTS -- 9.0%
    Temporary Investment
      Cash Fund             1,211,612      1,211,612
    Temporary Investment
      Fund                  1,211,612      1,211,612
  (Cost $2,423,224)
                                         -----------
                                           2,423,224
                                         -----------
TOTAL INVESTMENTS -- 92.1%
  (Cost $25,642,220)                      24,734,502
OTHER ASSETS LESS LIABILITIES -- 7.9%      2,126,628
                                         -----------
NET ASSETS -- 100.0%                     $26,861,130
                                         ===========

Cash of $1,228,500 has been segregated with the custodian to cover margin requirements for the following open futures contracts at October 31, 2000:

                       EXPIRATION    NUMBER OF     UNREALIZED
DESCRIPTION              MONTH       CONTRACTS    DEPRECIATION
-----------            ----------    ---------    ------------
NASDAQ 100 Index         12/00          30         $(304,180)
                                                   =========

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.

* Non-Income Producing Security.

See Notes to Financial Statements.

DEFINITION OF ABBREVIATIONS
-------------------------------------------------------
THE FOLLOWING ABBREVIATIONS ARE USED THROUGHOUT THE SCHEDULES OF INVESTMENTS:

SECURITY DESCRIPTIONS:

ADR   --   American Depositary Receipt
CVT   --   Convertible Security
GDR   --   Global Depositary Receipt
PIK   --   Payment in Kind Security
REIT  --   Real Estate Investment Trust
STEP  --   Stepped Coupon Bond (Rates shown are the
           effective yields at purchase date.)
ZCB   --   Zero Coupon Bond
COUNTRIES/CURRENCIES:
CAD   --   Canada/Canadian Dollar
CHF   --   Switzerland/Swiss Franc
DKK   --   Denmark/Danish Krone
EUR   --   Europe/Euro Dollar
GBP   --   United Kingdom/British Pound
HKD   --   Hong Kong/Hong Kong Dollar
JPY   --   Japan/Japanese Yen
KOR   --   Korea/Korean Dollar
MXP   --   Mexico/Mexican Peso
NLG   --   Netherlands/Netherland Guilder
NOK   --   Norway/Norwegian Krone
SGD   --   Singapore/Singapore Dollar

                      [This page intentionally left blank]

OCTOBER 31, 2000
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                     ASAF                                       ASAF
                                   FOUNDERS         ASAF          ASAF        AMERICAN        ASAF
                                INTERNATIONAL      JANUS        GABELLI       CENTURY      FEDERATED
                                    SMALL        SMALL-CAP     SMALL-CAP     STRATEGIC     HIGH YIELD
                                CAPITALIZATION     GROWTH        VALUE        BALANCED        BOND
                                     FUND           FUND          FUND          FUND          FUND
                                --------------  ------------  ------------  ------------  ------------
ASSETS:
  Investments in Securities at
    Value (A)                    $153,325,121   $358,222,476  $103,873,926  $189,305,110  $116,692,556
  Collateral Received for
    Securities Lent                        --     89,912,186     5,768,200    37,625,570       332,500
  Cash                                     --             --         1,538       305,344           648
  Foreign Currency (B)                     --             --            --            --            --
  Receivable for:
    Securities Sold                 5,295,556        983,793     2,888,915     1,259,271       733,811
    Dividends and Interest             95,192         36,813        52,103       991,638     3,013,576
    Futures Variation Margin               --             --            --        87,000            --
    Fund Shares Sold                5,875,544      3,656,750       370,412       653,991       182,762
  Unrealized Appreciation on
    Foreign Currency Exchange
    Contracts                              --             --            --            --            --
  Receivable from Investment
    Manager                           125,344             --            --            --            --
  Deferred Organization Costs          25,791         25,791        25,791        25,791        25,791
  Prepaid Expenses                     50,521         41,268        22,712        29,838        18,967
                                 ------------   ------------  ------------  ------------  ------------
      Total Assets                164,793,069    452,879,077   113,003,597   230,283,553   121,000,611
                                 ------------   ------------  ------------  ------------  ------------
LIABILITIES:
  Cash Overdraft                      426,443             --            --            --            --
  Payable to Investment
    Manager                                --         94,571        53,983       123,860        40,056
  Unrealized Depreciation on
    Foreign
    Currency Exchange
    Contracts                              --             --            --            --            --
  Payable upon Return of
    Securities Lent                        --     89,912,185     5,768,200    37,625,570       332,500
  Payable for:
    Securities Purchased            4,769,003        386,647     3,203,293       633,360            --
    Fund Shares Redeemed            1,273,549        560,038       127,560       155,315       562,008
    Distribution Fees                 110,194        276,378        74,230       139,967        96,839
    Dividends Declared                     --             --            --            --       299,856
  Accrued Expenses and Other
    Liabilities                       304,773        376,663       102,744       153,739        85,534
                                 ------------   ------------  ------------  ------------  ------------
      Total Liabilities             6,883,962     91,606,482     9,330,010    38,831,811     1,416,793
                                 ------------   ------------  ------------  ------------  ------------
NET ASSETS                       $157,909,107   $361,272,595  $103,673,587  $191,451,742  $119,583,818
                                 ============   ============  ============  ============  ============
COMPONENTS OF NET ASSETS
Capital Stock                    $     10,003   $     21,139  $      9,885  $     14,605  $     14,916
Additional Paid-In Capital        195,184,676    352,318,818    96,378,249   181,195,393   144,912,180
Undistributed Net Investment
  Income (Loss)                       (47,687)        (1,961)         (416)       85,586            --
Accumulated Net Realized Gain
  (Loss) on Investments           (36,847,859)   (33,139,801)    3,504,079    (2,261,435)   (1,894,067)
Net Unrealized Appreciation
  (Depreciation)
  on Investments                     (390,026)    42,074,400     3,781,790    12,417,593   (23,449,211)
                                 ------------   ------------  ------------  ------------  ------------
NET ASSETS                       $157,909,107   $361,272,595  $103,673,587  $191,451,742  $119,583,818
                                 ============   ============  ============  ============  ============
(A) Investments at Cost          $153,711,122   $316,148,076  $100,092,136  $176,664,503  $140,141,767
                                 ============   ============  ============  ============  ============
(B) Foreign Currency at Cost     $         --   $         --  $         --  $         --  $         --
                                 ============   ============  ============  ============  ============

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                       ASAF                                        ASAF
                                     FOUNDERS          ASAF          ASAF        AMERICAN          ASAF
                                  INTERNATIONAL       JANUS         GABELLI       CENTURY        FEDERATED
                                      SMALL         SMALL-CAP      SMALL-CAP     STRATEGIC      HIGH YIELD
                                  CAPITALIZATION      GROWTH         VALUE       BALANCED          BOND
                                       FUND            FUND          FUND          FUND            FUND
                                  --------------   ------------   -----------   -----------   ---------------
NET ASSET VALUE:
  Class A:  Net Assets             $44,939,636     $ 85,341,573   $23,155,839   $38,001,123     $16,580,734
                                   -----------     ------------   -----------   -----------     -----------
            Shares Outstanding       2,816,454        4,934,187     2,188,402     2,891,025       2,068,139
                                   -----------     ------------   -----------   -----------     -----------
            Net Asset Value and
              Redemption Price
              Per Share            $     15.96     $      17.30   $     10.58   $     13.14     $      8.02
                                   ===========     ============   ===========   ===========     ===========
              Divided by
                (1 - Maximum
                Sales Charge)           94 1/4%          94 1/4%       94 1/4%       94 1/4%         95 3/4%
                                   -----------     ------------   -----------   -----------     -----------
            Offering Price
              Per Share*           $     16.93     $      18.35   $     11.23   $     13.95     $      8.37
                                   ===========     ============   ===========   ===========     ===========
  Class B:  Net Assets             $67,928,911     $169,925,059   $41,476,964   $93,322,789     $73,413,122
                                   -----------     ------------   -----------   -----------     -----------
            Shares Outstanding       4,316,072        9,981,504     3,963,977     7,122,864       9,156,446
                                   -----------     ------------   -----------   -----------     -----------
            Net Asset Value,
              Offering and
              Redemption
              Price Per Share      $     15.74     $      17.02   $     10.46   $     13.10     $      8.02
                                   ===========     ============   ===========   ===========     ===========
  Class C:  Net Assets             $31,231,546     $ 72,934,453   $20,483,775   $36,858,963     $12,636,684
                                   -----------     ------------   -----------   -----------     -----------
            Shares Outstanding       1,992,095        4,281,596     1,959,444     2,814,310       1,575,849
                                   -----------     ------------   -----------   -----------     -----------
            Net Asset Value,
              Offering and
              Redemption
              Price Per Share      $     15.68     $      17.03   $     10.45   $     13.10     $      8.02
                                   ===========     ============   ===========   ===========     ===========
  Class X:  Net Assets             $13,809,014     $ 33,071,510   $18,557,009   $23,268,867     $16,953,278
                                   -----------     ------------   -----------   -----------     -----------
            Shares Outstanding         878,773        1,941,672     1,773,219     1,777,079       2,115,540
                                   -----------     ------------   -----------   -----------     -----------
            Net Asset Value,
              Offering and
              Redemption
              Price Per Share      $     15.71     $      17.03   $     10.47   $     13.09     $      8.01
                                   ===========     ============   ===========   ===========     ===========

* On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

OCTOBER 31, 2000
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                                              ASAF
                                                  ASAF          ASAF           ASAF        NEUBERGER
                                    ASAF        ALLIANCE       JANUS         MARSICO         BERMAN
                                  ALLIANCE     GROWTH AND     OVERSEAS       CAPITAL        MID-CAP
                                   GROWTH        INCOME        GROWTH         GROWTH         GROWTH
                                    FUND          FUND          FUND           FUND           FUND
                                ------------  ------------  ------------  --------------  ------------
ASSETS:
  Investments in Securities at
    Value (A)                   $166,040,888  $244,995,566  $565,967,196  $1,123,386,436  $407,269,903
  Collateral Received for
    Securities Lent               34,331,750    45,603,516            --     104,012,518   127,219,738
  Cash                                 3,858            --            --              --            --
  Foreign Currency (B)                    --            --           254              --            --
  Receivable for:
    Securities Sold                1,773,070       278,040     3,065,544              --     6,693,000
    Dividends and Interest            65,046       169,686       240,200         229,129       166,196
    Futures Variation Margin              --            --            --              --            --
    Fund Shares Sold                 824,962     1,007,018       997,872      18,035,999     6,176,273
  Unrealized Appreciation on
    Foreign Currency Exchange
    Contracts                             --            --     5,453,981              --            --
  Receivable from Investment
    Manager                               --            --            --              --            --
  Deferred Organization Costs             --            --            --              --            --
  Prepaid Expenses                    32,842        20,732        35,527           1,753        55,859
                                ------------  ------------  ------------  --------------  ------------
      Total Assets               203,072,416   292,074,558   575,760,574   1,245,665,835   547,580,969
                                ------------  ------------  ------------  --------------  ------------
LIABILITIES:
  Cash Overdraft                          --            --       398,372              --            --
  Payable to Investment
    Manager                           80,495       126,622       340,720         769,532       170,614
  Unrealized Depreciation on
    Foreign Currency Exchange
    Contracts                             --            --     1,448,661              --            --
  Payable upon Return of
    Securities Lent               34,331,750    45,603,516            --     104,012,518   127,219,738
  Payable for:
    Securities Purchased           3,065,296     5,089,062     3,705,731      42,782,682     9,369,844
    Fund Shares Redeemed              70,359       201,981       780,327         773,730       623,814
    Distribution Fees                120,497       168,735       423,151         820,961       288,389
    Dividends Declared                    --            --            --              --            --
  Accrued Expenses and Other
    Liabilities                      116,242       140,874       564,263         615,394       184,874
                                ------------  ------------  ------------  --------------  ------------
      Total Liabilities           37,784,639    51,330,790     7,661,225     149,774,817   137,857,273
                                ------------  ------------  ------------  --------------  ------------
NET ASSETS                      $165,287,777  $240,743,768  $568,099,349  $1,095,891,018  $409,723,696
                                ============  ============  ============  ==============  ============
COMPONENTS OF NET ASSETS
Capital Stock                   $     10,485  $     17,580  $     33,222  $       69,252  $     17,180
Additional Paid-In Capital       156,892,741   212,581,219   509,756,317     983,656,318   384,356,784
Undistributed Net Investment
  Income (Loss)                         (606)         (992)    8,150,670          (2,702)         (799)
Accumulated Net Realized Gain
  (Loss) on Investments           13,871,378     9,688,669   (10,702,392)    (52,652,369)  (10,214,293)
Net Unrealized Appreciation
  (Depreciation) on
  Investments                     (5,486,221)   18,457,292    60,861,532     164,820,519    35,564,824
                                ------------  ------------  ------------  --------------  ------------
NET ASSETS                      $165,287,777  $240,743,768  $568,099,349  $1,095,891,018  $409,723,696
                                ============  ============  ============  ==============  ============
(A) Investments at Cost         $171,527,109  $226,538,274  $509,104,987  $  958,565,918  $371,705,078
                                ============  ============  ============  ==============  ============
(B) Foreign Currency at Cost    $         --  $         --  $        304  $           --  $         --
                                ============  ============  ============  ==============  ============

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                                                             ASAF
                                                   ASAF          ASAF          ASAF       NEUBERGER
                                     ASAF        ALLIANCE       JANUS        MARSICO        BERMAN
                                   ALLIANCE     GROWTH AND     OVERSEAS      CAPITAL       MID-CAP
                                    GROWTH        INCOME        GROWTH        GROWTH        GROWTH
                                     FUND          FUND          FUND          FUND          FUND
                                  -----------  ------------  ------------  ------------  ------------
NET ASSET VALUE:
  Class A:  Net Assets            $33,339,067  $ 49,218,110  $146,864,714  $232,611,102  $105,924,387
                                  -----------  ------------  ------------  ------------  ------------
            Shares Outstanding      2,093,679     3,577,104     8,504,778    14,578,722     4,406,064
                                  -----------  ------------  ------------  ------------  ------------
            Net Asset Value and
              Redemption Price
              Per Share           $     15.92  $      13.76  $      17.27  $      15.96  $      24.04
                                  ===========  ============  ============  ============  ============
              Divided by
                (1 -- Maximum
                Sales Charge)          94 1/4%       94 1/4%       94 1/4%       94 1/4%       94 1/4%
                                  -----------  ------------  ------------  ------------  ------------
            Offering Price
              Per Share*          $     16.90  $      14.60  $      18.32  $      16.93  $      25.51
                                  ===========  ============  ============  ============  ============
  Class B:  Net Assets            $82,197,722  $110,792,678  $234,153,657  $534,179,145  $195,519,848
                                  -----------  ------------  ------------  ------------  ------------
            Shares Outstanding      5,222,297     8,095,909    13,746,916    33,811,484     8,221,396
                                  -----------  ------------  ------------  ------------  ------------
            Net Asset Value,
              Offering and
              Redemption
              Price Per Share     $     15.74  $      13.69  $      17.03  $      15.80  $      23.78
                                  ===========  ============  ============  ============  ============
  Class C:  Net Assets            $25,564,580  $ 47,592,170  $132,594,233  $249,913,440  $ 75,916,200
                                  -----------  ------------  ------------  ------------  ------------
            Shares Outstanding      1,629,015     3,481,211     7,771,684    15,839,620     3,191,201
                                  -----------  ------------  ------------  ------------  ------------
            Net Asset Value,
              Offering and
              Redemption
              Price Per Share     $     15.69  $      13.67  $      17.06  $      15.78  $      23.79
                                  ===========  ============  ============  ============  ============
  Class X:  Net Assets            $24,186,408  $ 33,140,810  $ 54,486,745  $ 79,187,331  $ 32,363,261
                                  -----------  ------------  ------------  ------------  ------------
            Shares Outstanding      1,540,723     2,425,932     3,199,005     5,022,021     1,361,555
                                  -----------  ------------  ------------  ------------  ------------
            Net Asset Value,
              Offering and
              Redemption
              Price Per Share     $     15.70  $      13.66  $      17.03  $      15.77  $      23.77
                                  ===========  ============  ============  ============  ============

* On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

OCTOBER 31, 2000
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                    ASAF                        ASAF         ASAF
                                 NEUBERGER        ASAF         SANFORD        MFS         ASAF
                                   BERMAN          AIM        BERNSTEIN     GROWTH       KEMPER
                                  MID-CAP     INTERNATIONAL    MANAGED       WITH       SMALL-CAP
                                   VALUE         EQUITY       INDEX 500     INCOME       GROWTH
                                    FUND          FUND          FUND         FUND         FUND
                                ------------  -------------  -----------  -----------  -----------
ASSETS:
  Investments in Securities at
    Value (A)                   $118,918,579   $47,159,626   $81,643,182  $34,368,862  $65,980,366
  Collateral Received for
    Securities Lent               18,634,350            --    18,762,560  10,675,913    10,919,669
  Cash                                    --         2,352     6,338,044      27,986        26,344
  Foreign Currency (B)                    --       955,237            --          --            --
  Receivable for:
    Securities Sold                2,239,000       389,812            --     958,295       627,001
    Dividends and Interest           102,366        37,226        73,855      29,152         6,312
    Futures Variation Margin              --            --            --          --            --
    Fund Shares Sold                 973,546     1,700,192       869,608     326,180       733,935
  Unrealized Appreciation on
    Foreign Currency Exchange
    Contracts                             --            --            --          --            --
  Receivable from Investment
    Manager                               --        22,822        28,221       9,379            --
  Deferred Organization Costs             --            --            --          --            --
  Prepaid Expenses                    18,689        34,417        35,045      36,706        19,974
                                ------------   -----------   -----------  -----------  -----------
      Total Assets               140,886,530    50,301,684   107,750,515  46,432,473    78,313,601
                                ------------   -----------   -----------  -----------  -----------
LIABILITIES:
  Cash Overdraft                          --            --            --          --            --
  Payable to Investment
    Manager                           71,435            --            --          --        13,802
  Unrealized Depreciation on
    Foreign Currency Exchange
    Contracts                             --           842            --          --            --
  Payable upon Return of
    Securities Lent               18,634,350            --    18,762,560  10,675,913    10,919,669
  Payable for:
    Securities Purchased           4,060,319     3,580,071     5,208,101   2,027,819     2,706,172
    Fund Shares Redeemed             162,062        53,195        44,685      60,706       399,939
    Distribution Fees                 80,229        31,824        52,279      23,029        45,275
    Dividends Declared                    --            --            --          --            --
  Accrued Expenses and Other
    Liabilities                       67,248        54,880        23,477      19,382         9,029
                                ------------   -----------   -----------  -----------  -----------
      Total Liabilities           23,075,643     3,720,812    24,091,102  12,806,849    14,093,886
                                ------------   -----------   -----------  -----------  -----------
NET ASSETS                      $117,810,887   $46,580,872   $83,659,413  $33,625,624  $64,219,715
                                ============   ===========   ===========  ===========  ===========
COMPONENTS OF NET ASSETS
Capital Stock                   $      8,094   $     5,300   $     8,193  $    3,146   $     7,978
Additional Paid-In Capital       100,454,738    53,638,270    84,085,270  32,405,415    69,555,672
Undistributed Net Investment
  Income (Loss)                         (220)          (80)         (152)        (34)          (72)
Accumulated Net Realized Gain
  (Loss)
  on Investments                     (82,791)   (4,285,909)   (1,015,447) (1,241,776)   (6,621,322)
Net Unrealized Appreciation
  (Depreciation) on
  Investments                     17,431,066    (2,776,709)      581,549   2,458,873     1,277,459
                                ------------   -----------   -----------  -----------  -----------
NET ASSETS                      $117,810,887   $46,580,872   $83,659,413  $33,625,624  $64,219,715
                                ============   ===========   ===========  ===========  ===========
(A) Investments at Cost         $101,487,513   $49,930,737   $81,061,633  $31,909,827  $64,702,907
                                ============   ===========   ===========  ===========  ===========
(B) Foreign Currency at Cost    $         --   $   950,662   $        --  $       --   $        --
                                ============   ===========   ===========  ===========  ===========

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                     ASAF                        ASAF         ASAF
                                   NEUBERGER       ASAF         SANFORD        MFS         ASAF
                                    BERMAN          AIM        BERNSTEIN     GROWTH       KEMPER
                                    MID-CAP    INTERNATIONAL    MANAGED       WITH       SMALL-CAP
                                     VALUE        EQUITY       INDEX 500     INCOME       GROWTH
                                     FUND          FUND          FUND         FUND         FUND
                                  -----------  -------------  -----------  -----------  -----------
NET ASSET VALUE:
  Class A:  Net Assets            $27,571,276   $12,695,538   $19,437,213  $7,300,938   $17,172,153
                                  -----------   -----------   -----------  -----------  -----------
            Shares Outstanding      1,881,872     1,441,103     1,897,806     680,312     2,126,469
                                  -----------   -----------   -----------  -----------  -----------
            Net Asset Value and
              Redemption Price
              Per Share           $     14.65   $      8.81   $     10.24  $    10.73   $      8.08
                                  ===========   ===========   ===========  ===========  ===========
              Divided by
                (1 -- Maximum
                Sales Charge)          94 1/4%       94 1/4%       94 1/4%     94 1/4%       94 1/4%
                                  -----------   -----------   -----------  -----------  -----------
            Offering Price
              Per Share*          $     15.54   $      9.35   $     10.87  $    11.39   $      8.57
                                  ===========   ===========   ===========  ===========  ===========
  Class B:  Net Assets            $57,561,342   $17,899,963   $34,023,904  $16,156,364  $27,872,162
                                  -----------   -----------   -----------  -----------  -----------
            Shares Outstanding      3,962,292     2,037,682     3,334,754   1,512,389     3,467,430
                                  -----------   -----------   -----------  -----------  -----------
            Net Asset Value,
              Offering and
              Redemption
              Price Per Share     $     14.53   $      8.78   $     10.20  $    10.68   $      8.04
                                  ===========   ===========   ===========  ===========  ===========
  Class C:  Net Assets            $22,113,685   $12,119,757   $25,239,254  $6,681,133   $14,676,286
                                  -----------   -----------   -----------  -----------  -----------
            Shares Outstanding      1,521,782     1,381,808     2,473,524     626,350     1,825,252
                                  -----------   -----------   -----------  -----------  -----------
            Net Asset Value,
              Offering and
              Redemption
              Price Per Share     $     14.53   $      8.77   $     10.20  $    10.67   $      8.04
                                  ===========   ===========   ===========  ===========  ===========
  Class X:  Net Assets            $10,564,584   $ 3,865,614   $ 4,959,042  $3,487,189   $ 4,499,114
                                  -----------   -----------   -----------  -----------  -----------
            Shares Outstanding        728,480       439,605       486,254     326,320       559,040
                                  -----------   -----------   -----------  -----------  -----------
            Net Asset Value,
              Offering and
              Redemption
              Price Per Share     $     14.50   $      8.79   $     10.20  $    10.69   $      8.05
                                  ===========   ===========   ===========  ===========  ===========

* On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

OCTOBER 31, 2000
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                   ASAF         ASAF                     ASAF         ASAF
                                   ALGER      GABELLI       ASAF         JANUS        RYDEX
                                  ALL-CAP     ALL-CAP      INVESCO      MID-CAP      MANAGED
                                  GROWTH       VALUE     TECHNOLOGY     GROWTH         OTC
                                   FUND         FUND        FUND         FUND         FUND
                                -----------  ----------  -----------  -----------  -----------
ASSETS:
  Investments in Securities at
    Value (A)                   $14,595,579  $7,814,675  $29,864,787  $19,168,907  $24,734,502
  Collateral Received for
    Securities Lent               3,333,280     597,101   5,706,450            --    4,757,245
  Cash                              451,288          --          40            --    3,939,781
  Foreign Currency (B)                   --          --          --            --           --
  Receivable for:
    Securities Sold                 141,736      35,499      62,696        76,403      233,367
    Dividends and Interest            5,918       2,051       9,874        14,213        9,229
    Futures Variation Margin             --          --          --            --      577,300
    Fund Shares Sold                753,579     475,461     996,482       842,441    1,357,996
  Unrealized Appreciation on
    Foreign Currency Exchange
    Contracts                            --          --          --            --           --
  Receivable from Investment
    Manager                              --       4,159          --            --           --
  Deferred Organization Costs            --          --          --            --           --
  Prepaid Expenses                   37,490      36,490      36,490        36,490       36,490
                                -----------  ----------  -----------  -----------  -----------
      Total Assets               19,318,870   8,965,436  36,676,819    20,138,454   35,645,910
                                -----------  ----------  -----------  -----------  -----------
LIABILITIES:
  Cash Overdraft                         --          --          --            --           --
  Payable to Investment
    Manager                             688          --       7,421         2,629        6,342
  Unrealized Depreciation on
    Foreign Currency Exchange
    Contracts                            --          --          --            --           --
  Payable upon Return of
    Securities Lent               3,333,280     597,100   5,706,450            --    4,757,245
  Payable for:
    Securities Purchased          2,826,773     598,732   5,825,578     3,015,255    3,972,764
    Fund Shares Redeemed                 --          --       9,161        10,749       27,871
    Distribution Fees                 6,077       3,472      11,559         8,220       11,743
    Dividends Declared                   --          --          --            --           --
  Accrued Expenses and Other
    Liabilities                       7,755       7,386       8,455         8,069        8,815
                                -----------  ----------  -----------  -----------  -----------
      Total Liabilities           6,174,573   1,206,690  11,568,624     3,044,922    8,784,780
                                -----------  ----------  -----------  -----------  -----------
NET ASSETS                      $13,144,297  $7,758,746  $25,108,195  $17,093,532  $26,861,130
                                ===========  ==========  ===========  ===========  ===========
COMPONENTS OF NET ASSETS
Capital Stock                   $     1,392  $      756  $    2,713   $     1,709  $     3,268
Additional Paid-In Capital       13,587,418   7,516,208  26,193,984    16,734,190   28,863,477
Undistributed Net Investment
  Income (Loss)                       4,107       7,082      10,068        17,410           --
Accumulated Net Realized Gain
  (Loss) on Investments            (259,090)     (8,107)   (273,228)      (39,006)    (793,717)
Net Unrealized Appreciation
  (Depreciation) on
  Investments                      (189,530)    242,807    (825,342)      379,229   (1,211,898)
                                -----------  ----------  -----------  -----------  -----------
NET ASSETS                      $13,144,297  $7,758,746  $25,108,195  $17,093,532  $26,861,130
                                ===========  ==========  ===========  ===========  ===========
(A) Investments at Cost         $14,785,108  $7,571,868  $30,690,129  $18,789,678  $25,642,220
                                ===========  ==========  ===========  ===========  ===========
(B) Foreign Currency at Cost    $        --  $       --  $       --   $        --  $        --
                                ===========  ==========  ===========  ===========  ===========

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                     ASAF        ASAF                     ASAF        ASAF
                                    ALGER      GABELLI       ASAF        JANUS        RYDEX
                                   ALL-CAP     ALL-CAP      INVESCO     MID-CAP      MANAGED
                                    GROWTH      VALUE     TECHNOLOGY     GROWTH        OTC
                                     FUND        FUND        FUND         FUND        FUND
                                  ----------  ----------  -----------  ----------  -----------
NET ASSET VALUE:
  Class A:  Net Assets            $3,790,097  $1,521,849  $4,910,107   $3,069,337  $ 7,051,598
                                  ----------  ----------  -----------  ----------  -----------
            Shares Outstanding       401,150     148,339     529,707      306,646      857,506
                                  ----------  ----------  -----------  ----------  -----------
            Net Asset Value and
              Redemption Price
              Per Share           $     9.45  $    10.26  $     9.27   $    10.01  $      8.22
                                  ==========  ==========  ===========  ==========  ===========
              Divided by
                (1 - Maximum
                Sales Charge)        94 1/4%      94 1/4%     94 1/4%      94 1/4%      94 1/4%
                                  ----------  ----------  -----------  ----------  -----------
            Offering Price
              Per Share*          $    10.02  $    10.89  $     9.83   $    10.62  $      8.73
                                  ==========  ==========  ===========  ==========  ===========
  Class B:  Net Assets            $4,231,883  $2,893,177  $11,811,411  $8,852,965  $12,047,916
                                  ----------  ----------  -----------  ----------  -----------
            Shares Outstanding       448,169     282,093   1,277,119      885,182    1,465,175
                                  ----------  ----------  -----------  ----------  -----------
            Net Asset Value,
              Offering and
              Redemption
              Price Per Share     $     9.44  $    10.26  $     9.25   $    10.00  $      8.22
                                  ==========  ==========  ===========  ==========  ===========
  Class C:  Net Assets            $4,733,742  $3,127,017  $7,383,745   $4,495,374  $ 6,926,827
                                  ----------  ----------  -----------  ----------  -----------
            Shares Outstanding       501,111     304,955     797,593      449,175      843,881
                                  ----------  ----------  -----------  ----------  -----------
            Net Asset Value,
              Offering and
              Redemption
              Price Per Share     $     9.45  $    10.25  $     9.26   $    10.01  $      8.21
                                  ==========  ==========  ===========  ==========  ===========
  Class X:  Net Assets            $  388,575  $  216,703  $1,002,932   $  675,856  $   834,789
                                  ----------  ----------  -----------  ----------  -----------
            Shares Outstanding        41,160      21,135     108,387       67,559      101,663
                                  ----------  ----------  -----------  ----------  -----------
            Net Asset Value,
              Offering and
              Redemption
              Price Per Share     $     9.44  $    10.25  $     9.25   $    10.00  $      8.21
                                  ==========  ==========  ===========  ==========  ===========

* On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

OCTOBER 31, 2000
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                     ASAF                                         ASAF
                                   AMERICAN          ASAF           ASAF         PIMCO          ASAF
                                   CENTURY          JANUS         INVESCO        TOTAL          JPM
                                INTERNATIONAL      CAPITAL         EQUITY        RETURN        MONEY
                                    GROWTH          GROWTH         INCOME         BOND         MARKET
                                     FUND            FUND           FUND          FUND          FUND
                                --------------  --------------  ------------  ------------  ------------
ASSETS:
  Investments in Corresponding
    Portfolios of American
    Skandia Master Trust (A)     $73,860,534    $2,279,523,134  $291,851,433  $186,848,063  $236,473,698
  Receivable for Investments
    Sold in Corresponding
    Portfolios of American
    Skandia Master Trust             560,750         3,701,435       289,617      475,676     46,888,470
  Receivable for Fund Shares
    Sold                           4,627,779        12,676,863     1,059,253    2,726,918      4,145,037
  Receivable from Investment
    Manager                           41,550           272,759            --       24,634             --
  Deferred Organization Costs         24,520            24,520        24,520       24,520         24,531
  Prepaid Expenses                    19,324            13,502        35,992       22,562         47,297
                                 -----------    --------------  ------------  ------------  ------------
      Total Assets                79,134,457     2,296,212,213   293,260,815  190,122,373    287,579,033
                                 -----------    --------------  ------------  ------------  ------------
LIABILITIES:
  Payable for Investments
    Purchased in Corresponding
    Portfolios of American
    Skandia Master Trust           4,627,779        12,676,863     1,059,253    2,726,918      4,145,037
  Payable to Investment
    Manager                               --                --         2,423           --         27,136
  Payable For:
    Fund Shares Redeemed             560,750         3,701,435       289,617      475,676     46,888,470
    Distribution Fees                 48,541         1,704,758       214,625      141,029        188,348
    Dividends Declared                    --                --            --      762,375      1,220,374
  Accrued Expenses and Other
    Liabilities                       41,462           989,317       148,453       67,279        156,967
                                 -----------    --------------  ------------  ------------  ------------
      Total Liabilities            5,278,532        19,072,373     1,714,371    4,173,277     52,626,332
                                 -----------    --------------  ------------  ------------  ------------
NET ASSETS                       $73,855,925    $2,277,139,840  $291,546,444  $185,949,096  $234,952,701
                                 ===========    ==============  ============  ============  ============
COMPONENTS OF NET ASSETS
Capital Stock                    $     6,652    $      110,413  $     20,055  $    18,407   $    234,951
Additional Paid-In Capital        74,587,188     2,166,459,514   261,089,183  189,827,689    234,714,545
Undistributed Net Investment
  Income (Loss)                     (110,321)           (7,792)      824,868      503,498             --
Accumulated Net Realized Gain
  (Loss) on Investments           (2,686,407)     (362,000,948)     (887,425)  (2,657,622)         3,205
Net Unrealized Appreciation
  (Depreciation) on
  Investments                      2,058,813       472,578,653    30,499,763   (1,742,876)            --
                                 -----------    --------------  ------------  ------------  ------------
NET ASSETS                       $73,855,925    $2,277,139,840  $291,546,444  $185,949,096  $234,952,701
                                 ===========    ==============  ============  ============  ============
(A) Investments at Cost          $71,801,721    $1,806,944,481  $261,351,670  $188,590,939  $236,473,698
                                 ===========    ==============  ============  ============  ============

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                        ASAF                                          ASAF
                                      AMERICAN           ASAF           ASAF         PIMCO          ASAF
                                      CENTURY           JANUS         INVESCO        TOTAL          JPM
                                   INTERNATIONAL       CAPITAL         EQUITY        RETURN        MONEY
                                       GROWTH           GROWTH         INCOME         BOND         MARKET
                                        FUND             FUND           FUND          FUND          FUND
                                  ----------------  --------------  ------------  ------------  ------------
NET ASSET VALUE:
  Class A:  Net Assets              $20,108,982     $  463,777,175  $ 54,424,026  $34,799,145   $108,598,039
                                    -----------     --------------  ------------  ------------  ------------
            Shares Outstanding        1,831,102         20,341,325     3,750,090    3,416,840    108,592,452
                                    -----------     --------------  ------------  ------------  ------------
            Net Asset Value and
              Redemption Price
              Per Share             $     10.98     $        22.80  $      14.51  $     10.18   $       1.00
                                    ===========     ==============  ============  ============  ============
            Divided by
              (1 - Maximum
              Sales Charge)              94 1/4%            94 1/4%       94 1/4%      95 3/4%           100%
                                    -----------     --------------  ------------  ------------  ------------
            Offering Price
              Per Share*            $     11.65     $        24.19  $      15.40  $     10.63   $       1.00
                                    ===========     ==============  ============  ============  ============
  Class B:  Net Assets              $28,738,694     $1,219,774,485  $138,390,900  $102,417,394  $ 75,979,859
                                    -----------     --------------  ------------  ------------  ------------
            Shares Outstanding        2,576,940         60,568,738     9,513,101   10,157,705     75,985,739
                                    -----------     --------------  ------------  ------------  ------------
            Net Asset Value,
              Offering and
              Redemption
              Price Per Share       $     11.15     $        20.14  $      14.55  $     10.08   $       1.00
                                    ===========     ==============  ============  ============  ============
  Class C:  Net Assets              $16,225,592     $  421,206,656  $ 56,401,006  $27,547,878   $ 31,743,117
                                    -----------     --------------  ------------  ------------  ------------
            Shares Outstanding        1,457,659         20,954,518     3,878,995    2,732,805     31,740,642
                                    -----------     --------------  ------------  ------------  ------------
            Net Asset Value,
              Offering and
              Redemption
              Price Per Share       $     11.13     $        20.10  $      14.54  $     10.08   $       1.00
                                    ===========     ==============  ============  ============  ============
  Class X:  Net Assets              $ 8,782,657     $  172,381,524  $ 42,330,512  $21,184,679   $ 18,631,686
                                    -----------     --------------  ------------  ------------  ------------
            Shares Outstanding          786,032          8,548,357     2,912,682    2,099,550     18,630,755
                                    -----------     --------------  ------------  ------------  ------------
            Net Asset Value,
              Offering and
              Redemption
              Price Per Share       $     11.17     $        20.17  $      14.53  $     10.09   $       1.00
                                    ===========     ==============  ============  ============  ============

* The offering price of Class A shares is reduced on sales of $50,000 or more, with the exception of the Money Market Fund.

See Notes to Financial Statements.

FOR THE YEAR ENDED OCTOBER 31, 2000
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                     ASAF                                        ASAF
                                                   FOUNDERS          ASAF          ASAF        AMERICAN         ASAF
                                                INTERNATIONAL       JANUS         GABELLI       CENTURY      FEDERATED
                                                    SMALL         SMALL-CAP      SMALL-CAP     STRATEGIC     HIGH YIELD
                                                CAPITALIZATION      GROWTH         VALUE       BALANCED         BOND
                                                     FUND            FUND          FUND          FUND           FUND
                                                --------------   ------------   -----------   -----------   ------------
INVESTMENT INCOME:
  Interest                                       $    671,813    $  4,030,979   $   355,903   $ 4,506,117   $ 13,630,273
  Dividends                                           765,040         233,780     1,281,719       971,309        317,859
  Foreign Taxes Withheld                              (46,482)         (3,537)           --        (2,049)            --
                                                 ------------    ------------   -----------   -----------   ------------
      Total Investment Income                       1,390,371       4,261,222     1,637,622     5,475,377     13,948,132
                                                 ------------    ------------   -----------   -----------   ------------
EXPENSES:
  Advisory Fees                                     1,177,780       4,168,595       784,315     1,473,047        875,594
  Shareholder Servicing Fees                          604,676       1,315,890       313,679       450,741        370,478
  Administration and Accounting Fees                   54,757         342,012        91,750       166,373        150,535
  Custodian Fees                                      500,000          91,449        50,584        89,183         23,806
  Distribution Fees -- Class A                        121,608         532,077        82,119       153,305         92,891
  Distribution Fees -- Class B                        528,243       2,200,995       308,071       830,707        739,294
  Distribution Fees -- Class C                        206,859         951,083       156,279       278,131        133,574
  Distribution Fees -- Class X                        118,922         415,540       155,727       221,402        192,112
  Supplemental Distribution Fees                           --           6,036            --            --             --
  Audit and Legal Fees                                  5,774          26,826         4,471         9,405          7,308
  Organization Costs                                   14,911          14,911        14,911        14,911         14,911
  Directors' Fees                                       1,590           7,269         1,215         2,555          1,981
  Registration Fees                                    52,447         132,984        57,977        74,769         73,373
  Miscellaneous Expenses                               28,629          83,951        19,852        40,055         76,744
                                                 ------------    ------------   -----------   -----------   ------------
      Total Expenses                                3,416,196      10,289,618     2,040,950     3,804,584      2,752,601
      Less: Reimbursement of Expenses by
             Investment Manager                      (634,125)       (484,638)     (310,063)     (459,021)      (343,881)
           Waiver of Fees by Investment
             Manager                                       --              --            --            --             --
           Fees Paid Indirectly                            --          (6,036)           --            --             --
                                                 ------------    ------------   -----------   -----------   ------------
      Net Expenses                                  2,782,071       9,798,944     1,730,887     3,345,563      2,408,720
                                                 ------------    ------------   -----------   -----------   ------------
Net Investment Income (Loss)                       (1,391,700)     (5,537,722)      (93,265)    2,129,814     11,539,412
                                                 ------------    ------------   -----------   -----------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net Realized Gain (Loss) on:
    Securities                                    (36,811,042)    (32,955,348)    4,285,754    (2,158,198)    (1,544,844)
    Futures Contracts                                      --              --        82,593       556,027             --
    Written Options Contracts                              --              --            --            --             --
    Swap Agreements                                        --              --            --            --             --
    Foreign Currency Transactions                    (932,690)         (5,945)           --      (737,044)            --
                                                 ------------    ------------   -----------   -----------   ------------
  Net Realized Gain (Loss)                        (37,743,732)    (32,961,293)    4,368,347    (2,339,215)    (1,544,844)
                                                 ------------    ------------   -----------   -----------   ------------
  Net Change in Unrealized Appreciation
    (Depreciation) on:
    Securities                                     (1,400,792)     (4,239,407)   10,742,873     6,531,859    (14,805,481)
    Futures Contracts                                      --              --            --      (480,775)            --
    Written Options Contracts                              --              --            --            --             --
    Swap Agreements                                        --              --            --            --             --
    Translation of Assets and Liabilities
      Denominated in Foreign Currencies                (7,528)            (35)           --        (2,511)            --
                                                 ------------    ------------   -----------   -----------   ------------
  Net Change in Unrealized Appreciation
    (Depreciation)                                 (1,408,320)     (4,239,442)   10,742,873     6,048,573    (14,805,481)
                                                 ------------    ------------   -----------   -----------   ------------
  Net Gain (Loss) on Investments                  (39,152,052)    (37,200,735)   15,111,220     3,709,358    (16,350,325)
                                                 ------------    ------------   -----------   -----------   ------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                    $(40,543,752)   $(42,738,457)  $15,017,955   $ 5,839,172   $ (4,810,913)
                                                 ============    ============   ===========   ===========   ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                                                                                ASAF
                                                                     ASAF          ASAF           ASAF        NEUBERGER
                                                       ASAF        ALLIANCE        JANUS        MARSICO        BERMAN
                                                     ALLIANCE     GROWTH AND     OVERSEAS       CAPITAL        MID-CAP
                                                      GROWTH        INCOME        GROWTH         GROWTH        GROWTH
                                                       FUND          FUND          FUND           FUND          FUND
                                                   ------------   -----------   -----------   ------------   -----------
INVESTMENT INCOME:
  Interest                                         $    422,318   $  552,953    $ 4,060,186   $  7,787,106   $ 1,344,897
  Dividends                                             315,013    3,048,471      5,489,968      3,519,643        94,567
  Foreign Taxes Withheld                                   (174)          --       (174,339)        (8,558)           --
                                                   ------------   -----------   -----------   ------------   -----------
      Total Investment Income                           737,157    3,601,424      9,375,815     11,298,191     1,439,464
                                                   ------------   -----------   -----------   ------------   -----------
EXPENSES:
  Advisory Fees                                       1,081,854    1,855,358      6,715,514      9,735,124     2,061,699
  Shareholder Servicing Fees                            383,118      563,527      1,589,968      2,334,880       817,759
  Administration and Accounting Fees                     92,459      177,717        344,257        434,973        93,437
  Custodian Fees                                         36,137       43,715        247,512        113,224        56,257
  Distribution Fees -- Class A                          111,406      186,612        773,262        934,034       265,828
  Distribution Fees -- Class B                          597,802      875,146      2,538,089      4,857,983     1,106,592
  Distribution Fees -- Class C                          173,416      327,247      1,406,227      2,261,932       446,489
  Distribution Fees -- Class X                          208,029      289,152        614,172        747,141       206,039
  Supplemental Distribution Fees                         76,543      199,524        100,823         95,762        28,022
  Audit and Legal Fees                                    6,657       10,667         34,279         55,421        12,044
  Organization Costs                                         --           --             --             --            --
  Directors' Fees                                         1,818        2,900          9,336         15,050         3,322
  Registration Fees                                      62,320       80,809        164,146        315,043        95,362
  Miscellaneous Expenses                                 26,232       37,545        120,591        177,669        48,998
                                                   ------------   -----------   -----------   ------------   -----------
      Total Expenses                                  2,857,791    4,649,919     14,658,176     22,078,236     5,241,848
      Less: Reimbursement of Expenses by
             Investment Manager                        (153,342)    (680,751)      (614,778)      (822,341)     (205,603)
           Waiver of Fees by Investment Manager              --       (3,711)        (6,716)            --            --
           Fees Paid Indirectly                         (76,543)    (199,524)      (100,823)       (95,762)      (28,022)
                                                   ------------   -----------   -----------   ------------   -----------
      Net Expenses                                    2,627,906    3,765,933     13,935,859     21,160,133     5,008,223
                                                   ------------   -----------   -----------   ------------   -----------
Net Investment Income (Loss)                         (1,890,749)    (164,509)    (4,560,044)    (9,861,942)   (3,568,759)
                                                   ------------   -----------   -----------   ------------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net Realized Gain (Loss) on:
    Securities                                       15,813,899   12,906,775     (4,829,322)   (40,396,921)   (8,191,192)
    Futures Contracts                                        --           --             --             --            --
    Written Options Contracts                                --           --             --     (3,119,693)           --
    Swap Agreements                                          --           --             --             --            --
    Foreign Currency Transactions                            --           --     12,174,739        (38,271)           --
                                                   ------------   -----------   -----------   ------------   -----------
  Net Realized Gain (Loss)                           15,813,899   12,906,775      7,345,417    (43,554,885)   (8,191,192)
                                                   ------------   -----------   -----------   ------------   -----------
  Net Change in Unrealized Appreciation
    (Depreciation) on:
    Securities                                      (11,157,646)   8,118,511     13,730,689     76,905,978    26,766,504
    Futures Contracts                                        --           --             --             --            --
    Written Options Contracts                                --           --             --             --            --
    Swap Agreements                                          --           --             --             --            --
    Translation of Assets and Liabilities
      Denominated in Foreign Currencies                      --           --        559,055           (511)           --
                                                   ------------   -----------   -----------   ------------   -----------
  Net Change in Unrealized Appreciation
    (Depreciation)                                  (11,157,646)   8,118,511     14,289,744     76,905,467    26,766,504
                                                   ------------   -----------   -----------   ------------   -----------
  Net Gain (Loss) on Investments                      4,656,253   21,025,286     21,635,161     33,350,582    18,575,312
                                                   ------------   -----------   -----------   ------------   -----------
  Net Increase (Decrease) in Net Assets Resulting
    from Operations                                $  2,765,504   $20,860,777   $17,075,117   $ 23,488,640   $15,006,553
                                                   ============   ===========   ===========   ============   ===========

See Notes to Financial Statements.

FOR THE YEAR ENDED OCTOBER 31, 2000
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                      ASAF                          ASAF          ASAF
                                                    NEUBERGER        ASAF          SANFORD         MFS          ASAF
                                                     BERMAN           AIM         BERNSTEIN      GROWTH        KEMPER
                                                     MID-CAP     INTERNATIONAL     MANAGED        WITH        SMALL-CAP
                                                      VALUE         EQUITY        INDEX 500      INCOME        GROWTH
                                                      FUND           FUND           FUND          FUND         FUND(1)
                                                   -----------   -------------   -----------   -----------   -----------
INVESTMENT INCOME:
  Interest                                         $   368,168    $   181,802    $   226,969   $   93,237    $   280,271
  Dividends                                            644,577        312,860        494,214      149,495         10,803
  Foreign Taxes Withheld                                  (318)        (4,721)        (1,132)      (2,061)            --
                                                   -----------    -----------    -----------   -----------   -----------
      Total Investment Income                        1,012,427        489,941        720,051      240,671        291,074
                                                   -----------    -----------    -----------   -----------   -----------
EXPENSES:
  Advisory Fees                                        633,210        223,654        326,515      155,330        259,747
  Shareholder Servicing Fees                           276,296        122,556        123,879       63,973        165,883
  Administration and Accounting Fees                    63,757            852          7,599        2,489         27,381
  Custodian Fees                                        27,242         71,908         54,665       39,000          5,189
  Distribution Fees -- Class A                          75,723         25,662         50,419       15,805         35,505
  Distribution Fees -- Class B                         341,895         79,776        177,973       74,729        120,052
  Distribution Fees -- Class C                         137,180         54,684        101,426       34,512         63,503
  Distribution Fees -- Class X                          73,048         17,341         27,923       14,234         19,242
  Supplemental Distribution Fees                        49,966         19,272         13,943           --             --
  Audit and Legal Fees                                   3,916          1,023          2,119          795          1,271
  Organization Costs                                        --             --             --           --             --
  Directors' Fees                                        1,071            284            586          220            355
  Registration Fees                                     62,587         60,820         67,232       56,764         55,109
  Miscellaneous Expenses                                18,246         16,286         24,535        7,731         15,611
                                                   -----------    -----------    -----------   -----------   -----------
      Total Expenses                                 1,764,137        694,118        978,814      465,582        768,848
      Less: Reimbursement of Expenses by
             Investment Manager                       (175,109)      (172,337)      (198,343)    (125,331)      (174,599)
           Waiver of Fees by Investment Manager             --             --             --           --             --
           Fees Paid Indirectly                        (49,966)       (19,272)       (13,943)          --             --
                                                   -----------    -----------    -----------   -----------   -----------
      Net Expenses                                   1,539,062        502,509        766,528      340,251        594,249
                                                   -----------    -----------    -----------   -----------   -----------
Net Investment Income (Loss)                          (526,635)       (12,568)       (46,477)     (99,580)      (303,175)
                                                   -----------    -----------    -----------   -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net Realized Gain (Loss) on:
    Securities                                         453,778     (4,285,909)    (1,560,759)  (1,241,776)    (6,621,322)
    Futures Contracts                                       --             --        545,312           --             --
    Written Options Contracts                               --             --             --           --             --
    Swap Agreements                                         --             --             --           --             --
    Foreign Currency Transactions                           --       (115,789)            --         (531)            --
                                                   -----------    -----------    -----------   -----------   -----------
  Net Realized Gain (Loss)                             453,778     (4,401,698)    (1,015,447)  (1,242,307)    (6,621,322)
                                                   -----------    -----------    -----------   -----------   -----------
  Net Change in Unrealized Appreciation
    (Depreciation) on:
    Securities                                      19,077,969     (2,767,378)       581,549    2,459,035      1,277,459
    Futures Contracts                                       --             --             --           --             --
    Written Options Contracts                               --             --             --           --             --
    Swap Agreements                                         --             --             --           --             --
    Translation of Assets and Liabilities
      Denominated in Foreign Currencies                     --         (9,331)            --         (162)            --
                                                   -----------    -----------    -----------   -----------   -----------
  Net Change in Unrealized Appreciation
    (Depreciation)                                  19,077,969     (2,776,709)       581,549    2,458,873      1,277,459
                                                   -----------    -----------    -----------   -----------   -----------
  Net Gain (Loss) on Investments                    19,531,747     (7,178,407)      (433,898)   1,216,566     (5,343,863)
                                                   -----------    -----------    -----------   -----------   -----------
  Net Increase (Decrease) in Net Assets Resulting
    from Operations                                $19,005,112    $(7,190,975)   $  (480,375)  $1,116,986    $(5,647,038)
                                                   ===========    ===========    ===========   ===========   ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                      ASAF         ASAF                       ASAF         ASAF
                                                      ALGER      GABELLI        ASAF         JANUS         RYDEX
                                                     ALL-CAP     ALL-CAP       INVESCO      MID-CAP       MANAGED
                                                     GROWTH       VALUE      TECHNOLOGY      GROWTH         OTC
                                                     FUND(2)     FUND(2)       FUND(2)      FUND(2)       FUND(2)
                                                    ---------    --------    -----------    --------    -----------
INVESTMENT INCOME:
  Interest                                          $  15,028    $ 12,031    $   30,131     $ 32,736    $    11,004
  Dividends                                             1,115       1,150         1,050           --            239
  Foreign Taxes Withheld                                   --          --            --           --             --
                                                    ---------    --------    -----------    --------    -----------
      Total Investment Income                          16,143      13,181        31,181       32,736         11,243
                                                    ---------    --------    -----------    --------    -----------
EXPENSES:
  Advisory Fees                                         8,469       4,292        15,081       10,971         14,399
  Shareholder Servicing Fees                            3,200       3,200         3,200        3,200          3,200
  Administration and Accounting Fees                      919         692         1,508        1,102          1,694
  Custodian Fees                                        1,303       1,303         1,303        1,303          1,303
  Distribution Fees -- Class A                          1,592         469         1,727        1,084          2,726
  Distribution Fees -- Class B                          2,593       1,996         6,916        4,892          6,726
  Distribution Fees -- Class C                          2,870       1,482         3,925        3,367          4,372
  Distribution Fees -- Class X                            269         102           786          518            389
  Supplemental Distribution Fees                           --          --            --           --             --
  Audit and Legal Fees                                     42          22            79           58             82
  Organization Costs                                       --          --            --           --             --
  Directors' Fees                                          12           6            23           17             24
  Registration Fees                                     6,060       7,025         7,034        7,046          7,096
  Miscellaneous Expenses                                2,453       2,243         2,872        2,624          2,888
                                                    ---------    --------    -----------    --------    -----------
      Total Expenses                                   29,782      22,832        44,454       36,182         44,899
      Less: Reimbursement of Expenses by
             Investment Manager                       (10,423)    (12,685)       (9,987)     (10,995)        (9,511)
           Waiver of Fees by Investment Manager            --          --            --           --             --
           Fees Paid Indirectly                            --          --            --           --             --
                                                    ---------    --------    -----------    --------    -----------
      Net Expenses                                     19,359      10,147        34,467       25,187         35,388
                                                    ---------    --------    -----------    --------    -----------
Net Investment Income (Loss)                           (3,216)      3,034        (3,286)       7,549        (24,145)
                                                    ---------    --------    -----------    --------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net Realized Gain (Loss) on:
    Securities                                       (259,090)     (8,107)     (273,228)     (39,006)       (28,553)
    Futures Contracts                                      --          --            --           --       (765,164)
    Written Options Contracts                              --          --            --           --             --
    Swap Agreements                                        --          --            --           --             --
    Foreign Currency Transactions                          --          --            --           --             --
                                                    ---------    --------    -----------    --------    -----------
  Net Realized Gain (Loss)                           (259,090)     (8,107)     (273,228)     (39,006)      (793,717)
                                                    ---------    --------    -----------    --------    -----------
  Net Change in Unrealized Appreciation
    (Depreciation) on:
    Securities                                       (189,530)    242,807      (825,342)     379,229       (907,718)
    Futures Contracts                                      --          --            --           --       (304,180)
    Written Options Contracts                              --          --            --           --             --
    Swap Agreements                                        --          --            --           --             --
    Translation of Assets and Liabilities
      Denominated in Foreign Currencies                    --          --            --           --             --
                                                    ---------    --------    -----------    --------    -----------
  Net Change in Unrealized Appreciation
    (Depreciation)                                   (189,530)    242,807      (825,342)     379,229     (1,211,898)
                                                    ---------    --------    -----------    --------    -----------
  Net Gain (Loss) on Investments                     (448,620)    234,700    (1,098,570)     340,223     (2,005,615)
                                                    ---------    --------    -----------    --------    -----------
  Net Increase (Decrease) in Net Assets Resulting
    from Operations                                 $(451,836)   $237,734    $(1,101,856)   $347,772    $(2,029,760)
                                                    =========    ========    ===========    ========    ===========

(1) Commenced operations on March 1, 2000.
(2) Commenced operations on September 11, 2000.

See Notes to Financial Statements.

FOR THE YEAR ENDED OCTOBER 31, 2000
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                      ASAF                                         ASAF
                                                    AMERICAN          ASAF           ASAF          PIMCO         ASAF
                                                     CENTURY          JANUS         INVESCO        TOTAL          JPM
                                                  INTERNATIONAL      CAPITAL        EQUITY        RETURN         MONEY
                                                     GROWTH          GROWTH         INCOME         BOND         MARKET
                                                      FUND            FUND           FUND          FUND          FUND
                                                  -------------   -------------   -----------   -----------   -----------
INVESTMENT INCOME:
  Investment Income from Corresponding
    Portfolios of American Skandia Master Trust:
  Interest                                         $    64,294    $  24,045,002   $ 4,724,082   $11,686,611   $14,722,273
  Dividends                                            374,745        3,228,319     2,585,382            --            --
  Foreign Taxes Withheld                               (51,005)          (8,161)           --            --            --
                                                   -----------    -------------   -----------   -----------   -----------
      Total Investment Income                          388,034       27,265,160     7,309,464    11,686,611    14,722,273
      Expenses from Corresponding Portfolios of
        American Skandia Master Trust                 (612,189)     (22,436,752)   (2,001,908)   (1,297,662)   (1,370,339)
                                                   -----------    -------------   -----------   -----------   -----------
      Net Investment Income (Loss) from Corresponding
        Portfolios of American Skandia Master
          Trust                                       (224,155)       4,828,408     5,307,556    10,388,949    13,351,934
                                                   -----------    -------------   -----------   -----------   -----------
EXPENSES:
  Shareholder Servicing Fees                           199,099        4,897,487       671,949       328,404       643,294
  Administration and Accounting Fees                    28,864           56,429        46,720        47,671        40,723
  Distribution Fees -- Class A                          46,298        2,057,231       209,358       136,958       470,382
  Distribution Fees -- Class B                         190,804       11,637,470     1,092,790       905,112       826,174
  Distribution Fees -- Class C                          87,238        4,003,667       455,075       250,646       327,690
  Distribution Fees -- Class X                          81,648        1,793,034       381,362       200,251       229,586
  Supplemental Distribution Fees                            --           60,201        88,890            --            --
  Audit and Legal Fees                                     930           45,199         4,952         3,489         5,015
  Organization Costs                                    14,175           14,175        14,175        14,175        14,175
  Directors' Fees                                          677           32,944         3,605         2,539         3,647
  Registration Fees                                     44,278          361,940        90,687        82,988       124,099
  Miscellaneous Expenses                                 9,553          371,669        42,885        29,620        44,895
                                                   -----------    -------------   -----------   -----------   -----------
      Total Expenses                                   703,564       25,331,446     3,102,448     2,001,853     2,729,680
      Less: Reimbursement of Expenses by
           Investment Manager                         (186,063)      (1,953,711)     (300,620)     (280,839)         (493)
      Fees Paid Indirectly                                  --          (60,201)      (88,890)           --            --
                                                   -----------    -------------   -----------   -----------   -----------
      Net Expenses                                     517,501       23,317,534     2,712,938     1,721,014     2,729,187
                                                   -----------    -------------   -----------   -----------   -----------
Net Investment Income (Loss)                          (741,656)     (18,489,126)    2,594,618     8,667,935    10,622,747
                                                   -----------    -------------   -----------   -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS FROM CORRESPONDING PORTFOLIOS OF
  AMERICAN SKANDIA MASTER TRUST:
  Net Realized Gain (Loss) on:
    Securities                                      (2,167,427)    (305,157,157)     (887,716)      134,100         3,205
    Futures Contracts                                       --               --            --      (261,747)           --
    Written Options Contracts                               --               --            --       172,246            --
    Swap Agreements                                         --               --            --        (4,499)           --
    Foreign Currency Transactions                     (115,185)          10,661            --       575,994            --
                                                   -----------    -------------   -----------   -----------   -----------
  Net Realized Gain (Loss)                          (2,282,612)    (305,146,496)     (887,716)      616,094         3,205
                                                   -----------    -------------   -----------   -----------   -----------
  Net Change in Unrealized Appreciation
    (Depreciation) on:
    Securities                                      (1,231,793)     230,298,046    18,836,972       957,640            --
    Futures Contracts                                       --               --            --       195,367            --
    Written Options Contracts                               --               --            --       (99,828)           --
    Swap Agreements                                         --               --            --      (271,189)           --
    Translation of Assets and Liabilities
      Denominated in Foreign Currencies                  1,469               --            --       (73,998)           --
                                                   -----------    -------------   -----------   -----------   -----------
  Net Change in Unrealized Appreciation
    (Depreciation)                                  (1,230,324)     230,298,046    18,836,972       707,992            --
                                                   -----------    -------------   -----------   -----------   -----------
  Net Gain (Loss) on Investments                    (3,512,936)     (74,848,450)   17,949,256     1,324,086         3,205
                                                   -----------    -------------   -----------   -----------   -----------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                      $(4,254,592)   $ (93,337,576)  $20,543,874   $ 9,992,021   $10,625,952
                                                   ===========    =============   ===========   ===========   ===========

See Notes to Financial Statements.

                      [This page intentionally left blank]

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                     ASAF                                                                             ASAF
                                   FOUNDERS                       ASAF                          ASAF                AMERICAN
                                INTERNATIONAL                     JANUS                       GABELLI               CENTURY
                                    SMALL                       SMALL-CAP                    SMALL-CAP             STRATEGIC
                                CAPITALIZATION                   GROWTH                        VALUE                BALANCED
                                     FUND                         FUND                          FUND                  FUND
                          --------------------------   ---------------------------   --------------------------   ------------
                           YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED
                          OCTOBER 31,    OCTOBER 31,   OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,   OCTOBER 31,
                              2000          1999           2000           1999           2000          1999           2000
                          ------------   -----------   ------------   ------------   ------------   -----------   ------------
FROM OPERATIONS:
 Net Investment Income
   (Loss)                 $ (1,391,700)  $  (155,453)  $ (5,537,722)  $   (697,207)  $    (93,265)  $  (135,216)  $  2,129,814
 Net Realized Gain
   (Loss) on Investments   (37,743,732)    1,560,137    (32,961,293)     3,609,591      4,368,347     1,392,258     (2,339,215)
 Net Change in
   Unrealized
   Appreciation
   (Depreciation) on
   Investments              (1,408,320)    1,083,661     (4,239,442)    46,265,247     10,742,873    (1,429,144)     6,048,573
                          ------------   -----------   ------------   ------------   ------------   -----------   ------------
 Net Increase (Decrease)
   in Net Assets
   Resulting from
   Operations              (40,543,752)    2,488,345    (42,738,457)    49,177,631     15,017,955      (172,102)     5,839,172
                          ------------   -----------   ------------   ------------   ------------   -----------   ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From Net Investment
   Income:
   Class A                          --            --             --             --             --            --       (461,738)
   Class B                          --            --             --             --             --            --       (825,812)
   Class C                          --            --             --             --             --            --       (270,596)
   Class X                          --            --             --             --             --            --       (220,966)
 In Excess of Net
   Investment Income:
   Class A                          --            --             --             --             --       (27,592)            --
   Class B                          --            --             --             --             --            --             --
   Class C                          --            --             --             --             --            --             --
   Class X                          --            --             --             --             --            --             --
 From Net Realized
   Gains:
   Class A                    (184,886)           --       (558,439)            --       (281,996)           --       (252,195)
   Class B                    (622,027)           --     (1,037,754)            --       (649,991)           --       (717,314)
   Class C                    (185,304)           --       (438,953)            --       (331,525)           --       (223,762)
   Class X                    (254,173)           --       (197,458)            --       (351,067)           --       (197,887)
                          ------------   -----------   ------------   ------------   ------------   -----------   ------------
Total Distributions         (1,246,390)           --     (2,232,604)            --     (1,614,579)      (27,592)    (3,170,270)
                          ------------   -----------   ------------   ------------   ------------   -----------   ------------
CAPITAL SHARE
 TRANSACTIONS
 Net Increase in Net
   Assets from Capital
   Share Transactions      182,757,660     8,904,367    191,031,572    155,373,353     28,388,578    21,076,473     58,380,229
                          ------------   -----------   ------------   ------------   ------------   -----------   ------------
Net Increase in Net
 Assets                    140,967,518    11,392,712    146,060,511    204,550,984     41,791,954    20,876,779     61,049,131
NET ASSETS:
 Beginning of Year          16,941,589     5,548,877    215,212,084     10,661,100     61,881,633    41,004,854    130,402,611
                          ------------   -----------   ------------   ------------   ------------   -----------   ------------
 End of Year              $157,909,107   $16,941,589   $361,272,595   $215,212,084   $103,673,587   $61,881,633   $191,451,742
                          ============   ===========   ============   ============   ============   ===========   ============

                              ASAF
                            AMERICAN
                            CENTURY
                           STRATEGIC
                            BALANCED
                              FUND
                          ------------
                           YEAR ENDED
                          OCTOBER 31,
                              1999
                          ------------
FROM OPERATIONS:
 Net Investment Income
   (Loss)                 $    727,476
 Net Realized Gain
   (Loss) on Investments     1,997,987
 Net Change in
   Unrealized
   Appreciation
   (Depreciation) on
   Investments               4,935,120
                          ------------
 Net Increase (Decrease)
   in Net Assets
   Resulting from
   Operations                7,660,583
                          ------------
DISTRIBUTIONS TO SHAREHO
 From Net Investment
   Income:
   Class A                    (112,620)
   Class B                    (136,565)
   Class C                     (51,277)
   Class X                     (58,449)
 In Excess of Net
   Investment Income:
   Class A                          --
   Class B                          --
   Class C                          --
   Class X                          --
 From Net Realized
   Gains:
   Class A                          --
   Class B                          --
   Class C                          --
   Class X                          --
                          ------------
Total Distributions           (358,911)
                          ------------
CAPITAL SHARE
 TRANSACTIONS
 Net Increase in Net
   Assets from Capital
   Share Transactions      101,103,998
                          ------------
Net Increase in Net
 Assets                    108,405,670
NET ASSETS:
 Beginning of Year          21,996,941
                          ------------
 End of Year              $130,402,611
                          ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                      ASAF                                                       ASAF                   ASAF
                                    FEDERATED                       ASAF                       ALLIANCE                JANUS
                                   HIGH YIELD                     ALLIANCE                      GROWTH                OVERSEAS
                                      BOND                         GROWTH                     AND INCOME               GROWTH
                                      FUND                          FUND                         FUND                   FUND
                           ---------------------------   --------------------------   ---------------------------   ------------
                            YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                           OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,   OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                               2000           1999           2000          1999           2000           1999           2000
                           ------------   ------------   ------------   -----------   ------------   ------------   ------------
FROM OPERATIONS:
 Net Investment Income
   (Loss)                  $ 11,539,412   $  7,002,080   $ (1,890,749)  $  (619,997)  $   (164,509)  $    (17,756)  $ (4,560,044)
 Net Realized Gain (Loss)
   on Investments            (1,544,844)      (327,421)    15,813,899     4,509,503     12,906,775     (1,864,544)     7,345,417
 Net Change in Unrealized
   Appreciation
   (Depreciation) on
   Investments              (14,805,481)    (5,663,260)   (11,157,646)    4,407,755      8,118,511      9,399,850     14,289,744
                           ------------   ------------   ------------   -----------   ------------   ------------   ------------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations             (4,810,913)     1,011,399      2,765,504     8,297,261     20,860,777      7,517,550     17,075,117
                           ------------   ------------   ------------   -----------   ------------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From Net Investment
   Income:
   Class A                   (1,798,176)    (1,066,043)            --            --             --        (12,015)            --
   Class B                   (6,760,668)    (3,686,137)            --            --             --         (1,848)            --
   Class C                   (1,220,542)      (853,383)            --            --             --           (855)            --
   Class X                   (1,760,026)    (1,396,517)            --            --             --         (1,589)            --
 In Excess of Net
   Investment Income:
   Class A                           --             --             --            --             --        (36,455)            --
   Class B                           --             --             --            --             --         (5,608)            --
   Class C                           --             --             --            --             --         (2,595)            --
   Class X                           --             --             --            --             --         (4,822)            --
 From Net Realized Gains:
   Class A                           --             --       (283,446)           --             --             --             --
   Class B                           --             --       (876,318)           --             --             --             --
   Class C                           --             --       (229,303)           --             --             --             --
   Class X                           --             --       (383,935)           --             --             --             --
                           ------------   ------------   ------------   -----------   ------------   ------------   ------------
Total Distributions         (11,539,412)    (7,002,080)    (1,773,002)           --             --        (65,787)            --
                           ------------   ------------   ------------   -----------   ------------   ------------   ------------
CAPITAL SHARE
 TRANSACTIONS
 Net Increase in Net
   Assets from Capital
   Share Transactions        18,596,875     77,719,547    105,223,234    31,103,658     78,172,328    101,607,672    295,874,538
                           ------------   ------------   ------------   -----------   ------------   ------------   ------------
Net Increase in Net
 Assets                       2,246,550     71,728,866    106,215,736    39,400,919     99,033,105    109,059,435    312,949,655
NET ASSETS:
 Beginning of Year          117,337,268     45,608,402     59,072,041    19,671,122    141,710,663     32,651,228    255,149,694
                           ------------   ------------   ------------   -----------   ------------   ------------   ------------
 End of Year               $119,583,818   $117,337,268   $165,287,777   $59,072,041   $240,743,768   $141,710,663   $568,099,349
                           ============   ============   ============   ===========   ============   ============   ============

                               ASAF
                              JANUS
                             OVERSEAS
                              GROWTH
                               FUND
                           ------------
                            YEAR ENDED
                           OCTOBER 31,
                               1999
                           ------------
FROM OPERATIONS:
 Net Investment Income
   (Loss)                  $ (1,430,239)
 Net Realized Gain (Loss)
   on Investments            (4,311,423)
 Net Change in Unrealized
   Appreciation
   (Depreciation) on
   Investments               45,431,509
                           ------------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations             39,689,847
                           ------------
DISTRIBUTIONS TO SHAREHOL
 From Net Investment
   Income:
   Class A                           --
   Class B                           --
   Class C                           --
   Class X                           --
 In Excess of Net
   Investment Income:
   Class A                           --
   Class B                           --
   Class C                           --
   Class X                           --
 From Net Realized Gains:
   Class A                           --
   Class B                           --
   Class C                           --
   Class X                           --
                           ------------
Total Distributions                  --
                           ------------
CAPITAL SHARE
 TRANSACTIONS
 Net Increase in Net
   Assets from Capital
   Share Transactions       170,502,829
                           ------------
Net Increase in Net
 Assets                     210,192,676
NET ASSETS:
 Beginning of Year           44,957,018
                           ------------
 End of Year               $255,149,694
                           ============

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      ASAF                         ASAF
                                       ASAF                        NEUBERGER                    NEUBERGER                ASAF
                                      MARSICO                        BERMAN                       BERMAN                  AIM
                                      CAPITAL                       MID-CAP                      MID-CAP             INTERNATIONAL
                                      GROWTH                         GROWTH                       VALUE                 EQUITY
                                       FUND                           FUND                         FUND                  FUND
                           -----------------------------   --------------------------   --------------------------   -------------
                             YEAR ENDED      YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED
                            OCTOBER 31,     OCTOBER 31,    OCTOBER 31,    OCTOBER 31,   OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                2000            1999           2000          1999           2000          1999          2000(1)
                           --------------   ------------   ------------   -----------   ------------   -----------   -------------
FROM OPERATIONS:
 Net Investment Income
   (Loss)                  $   (9,861,942)  $ (3,100,567)  $ (3,568,759)  $  (397,056)  $   (526,635)  $   (72,401)   $   (12,568)
 Net Realized Gain (Loss)
   on Investments             (43,554,885)    (8,185,872)    (8,191,192)   (2,023,108)       453,778       862,653     (4,401,698)
 Net Change in Unrealized
   Appreciation
   (Depreciation) on
   Investments                 76,905,467     85,729,373     26,766,504     8,571,273     19,077,969    (1,727,464)    (2,776,709)
                           --------------   ------------   ------------   -----------   ------------   -----------    -----------
 Net Increase (Decrease)
   in Net Assets
   Resulting from
   Operations                  23,488,640     74,442,934     15,006,553     6,151,109     19,005,112      (937,212)    (7,190,975)
                           --------------   ------------   ------------   -----------   ------------   -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
 From Net Investment
   Income:
   Class A                             --        (14,303)            --            --             --          (508)            --
   Class B                             --             --             --            --             --          (549)            --
   Class C                             --             --             --            --             --          (242)            --
   Class X                             --             --             --            --             --          (132)            --
 In Excess of Net Investment Income:
   Class A                             --            (35)            --            --             --        (2,758)            --
   Class B                             --             --             --            --             --        (2,976)            --
   Class C                             --             --             --            --             --        (1,315)            --
   Class X                             --             --             --            --             --          (718)            --
 From Net Realized Gains:
   Class A                             --             --             --       (20,483)      (171,761)         (237)            --
   Class B                             --             --             --       (34,595)      (443,021)         (761)            --
   Class C                             --             --             --       (22,944)      (163,142)         (336)            --
   Class X                             --             --             --       (16,107)       (96,156)         (162)            --
                           --------------   ------------   ------------   -----------   ------------   -----------    -----------
Total Distributions                    --        (14,338)            --       (94,129)      (874,080)      (10,694)            --
                           --------------   ------------   ------------   -----------   ------------   -----------    -----------
CAPITAL SHARE
 TRANSACTIONS
 Net Increase in Net
   Assets from Capital
   Share Transactions         508,088,563    448,096,651    345,308,564    40,361,211     57,220,139    39,513,072     53,771,847
                           --------------   ------------   ------------   -----------   ------------   -----------    -----------
Net Increase in Net
 Assets                       531,577,203    522,525,247    360,315,117    46,418,191     75,351,171    38,565,166     46,580,872
NET ASSETS:
 Beginning of Year            564,313,815     41,788,568     49,408,579     2,990,388     42,459,716     3,894,550             --
                           --------------   ------------   ------------   -----------   ------------   -----------    -----------
 End of Year               $1,095,891,018   $564,313,815   $409,723,696   $49,408,579   $117,810,887   $42,459,716    $46,580,872
                           ==============   ============   ============   ===========   ============   ===========    ===========

                              ASAF
                             SANFORD
                            BERNSTEIN
                             MANAGED
                            INDEX 500
                              FUND
                           -----------
                           YEAR ENDED
                           OCTOBER 31,
                             2000(1)
                           -----------
FROM OPERATIONS:
 Net Investment Income
   (Loss)                  $   (46,477)
 Net Realized Gain (Loss)
   on Investments           (1,015,447)
 Net Change in Unrealized
   Appreciation
   (Depreciation) on
   Investments                 581,549
                           -----------
 Net Increase (Decrease)
   in Net Assets
   Resulting from
   Operations                 (480,375)
                           -----------
DISTRIBUTIONS TO SHAREHOL
 From Net Investment
   Income:
   Class A                          --
   Class B                          --
   Class C                          --
   Class X                          --
 In Excess of Net Investm
   Class A                          --
   Class B                          --
   Class C                          --
   Class X                          --
 From Net Realized Gains:
   Class A                          --
   Class B                          --
   Class C                          --
   Class X                          --
                           -----------
Total Distributions                 --
                           -----------
CAPITAL SHARE
 TRANSACTIONS
 Net Increase in Net
   Assets from Capital
   Share Transactions       84,139,788
                           -----------
Net Increase in Net
 Assets                     83,659,413
NET ASSETS:
 Beginning of Year                  --
                           -----------
 End of Year               $83,659,413
                           ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                  ASAF
                                   MFS           ASAF           ASAF           ASAF                          ASAF          ASAF
                                 GROWTH         KEMPER          ALGER         GABELLI         ASAF           JANUS         RYDEX
                                  WITH         SMALL-CAP       ALL-CAP        ALL-CAP        INVESCO        MID-CAP       MANAGED
                                 INCOME         GROWTH         GROWTH          VALUE       TECHNOLOGY       GROWTH          OTC
                                  FUND           FUND           FUND           FUND           FUND           FUND          FUND
                               -----------    -----------    -----------    -----------    -----------    -----------   -----------
                               YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED
                               OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,   OCTOBER 31,
                                 2000(1)        2000(2)        2000(3)        2000(3)        2000(3)        2000(3)       2000(3)
                               -----------    -----------    -----------    -----------    -----------    -----------   -----------
FROM OPERATIONS:
 Net Investment Income
   (Loss)                      $   (99,580)   $  (303,175)   $    (3,216)   $    3,034     $   (3,286)    $     7,549   $   (24,145)
 Net Realized Gain (Loss)
   on Investments               (1,242,307)    (6,621,322)      (259,090)       (8,107)      (273,228)        (39,006)     (793,717)
 Net Change in Unrealized
   Appreciation
   (Depreciation) on
   Investments                   2,458,873      1,277,459       (189,530)      242,807       (825,342)        379,229    (1,211,898)
                               -----------    -----------    -----------    ----------     -----------    -----------   -----------
Net Increase (Decrease) in
 Net Assets Resulting from
 Operations                      1,116,986     (5,647,038)      (451,836)      237,734     (1,101,856)        347,772    (2,029,760)
                               -----------    -----------    -----------    ----------     -----------    -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS:
 From Net Investment
   Income:
   Class A                              --             --             --            --             --              --            --
   Class B                              --             --             --            --             --              --            --
   Class C                              --             --             --            --             --              --            --
   Class X                              --             --             --            --             --              --            --
 In Excess of Net
   Investment Income:
   Class A                              --             --             --            --             --              --            --
   Class B                              --             --             --            --             --              --            --
   Class C                              --             --             --            --             --              --            --
   Class X                              --             --             --            --             --              --            --
 From Net Realized Gains:
   Class A                              --             --             --            --             --              --            --
   Class B                              --             --             --            --             --              --            --
   Class C                              --             --             --            --             --              --            --
   Class X                              --             --             --            --             --              --            --
                               -----------    -----------    -----------    ----------     -----------    -----------   -----------
Total Distributions                     --             --             --            --             --              --            --
                               -----------    -----------    -----------    ----------     -----------    -----------   -----------
CAPITAL SHARE TRANSACTIONS
 Net Increase in Net Assets
   from Capital Share
   Transactions                 32,508,638     69,866,753     13,596,133     7,521,012     26,210,051      16,745,760    28,890,890
                               -----------    -----------    -----------    ----------     -----------    -----------   -----------
Net Increase in Net Assets      33,625,624     64,219,715     13,144,297     7,758,746     25,108,195      17,093,532    26,861,130
NET ASSETS:
 Beginning of Year                      --             --             --            --             --              --            --
                               -----------    -----------    -----------    ----------     -----------    -----------   -----------
 End of Year                   $33,625,624    $64,219,715    $13,144,297    $7,758,746     $25,108,195    $17,093,532   $26,861,130
                               ===========    ===========    ===========    ==========     ===========    ===========   ===========

(1) Commenced operations on November 1, 1999.
(2) Commenced operations on March 1, 2000.
(3) Commenced operations on September 11, 2000.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                              ASAF                             ASAF                              ASAF
                                        AMERICAN CENTURY                      JANUS                            INVESCO
                                         INTERNATIONAL                       CAPITAL                            EQUITY
                                             GROWTH                           GROWTH                            INCOME
                                              FUND                             FUND                              FUND
                                   --------------------------    --------------------------------    ----------------------------
                                   YEAR ENDED     YEAR ENDED       YEAR ENDED        YEAR ENDED       YEAR ENDED      YEAR ENDED
                                   OCTOBER 31,    OCTOBER 31,     OCTOBER 31,       OCTOBER 31,      OCTOBER 31,     OCTOBER 31,
                                      2000           1999             2000              1999             2000            1999
                                   -----------    -----------    --------------    --------------    ------------    ------------
FROM OPERATIONS:
 Net Investment Income (Loss)      $  (741,656)   $  (135,544)   $  (18,489,126)   $   (5,862,887)   $  2,594,618    $  1,256,636
 Net Realized Gain (Loss) on
   Investments                      (2,282,612)      (299,549)     (305,146,496)      (51,875,533)       (887,716)      3,247,433
 Net Change in Unrealized
   Appreciation (Depreciation) on
   Investments                      (1,230,324)     3,328,830       230,298,046       228,050,803      18,836,972       9,613,363
                                   -----------    -----------    --------------    --------------    ------------    ------------
Net Increase (Decrease) in Net
 Assets Resulting from Operations   (4,254,592)     2,893,737       (93,337,576)      170,312,383      20,543,874      14,117,432
                                   -----------    -----------    --------------    --------------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From Net Investment Income:
   Class A                                  --             --                --                --        (603,806)       (207,977)
   Class B                                  --             --                --                --      (1,047,289)       (267,381)
   Class C                                  --             --                --                --        (430,032)       (120,280)
   Class X                                  --             --                --                --        (375,944)       (171,251)
 In Excess of Net Investment
   Income:
   Class A                                  --        (13,643)               --                --              --              --
   Class B                                  --         (6,565)               --                --              --              --
   Class C                                  --         (4,600)               --                --              --              --
   Class X                                  --         (9,863)               --                --              --              --
 From Net Realized Gains:
   Class A                                  --             --                --                --        (483,054)             --
   Class B                                  --             --                --                --      (1,212,895)             --
   Class C                                  --             --                --                --        (509,576)             --
   Class X                                  --             --                --                --        (495,635)             --
                                   -----------    -----------    --------------    --------------    ------------    ------------
Total Distributions                         --        (34,671)               --                --      (5,158,231)       (766,889)
                                   -----------    -----------    --------------    --------------    ------------    ------------
CAPITAL SHARE TRANSACTIONS:
 Net Increase in Net Assets from
   Capital Share Transactions       53,124,174      9,698,559     1,095,239,756       965,500,168      96,197,638     112,998,444
                                   -----------    -----------    --------------    --------------    ------------    ------------
 Net Increase in Net Assets         48,869,582     12,557,625     1,001,902,180     1,135,812,551     111,583,281     126,348,987
NET ASSETS:
 Beginning of Year                  24,986,343     12,428,718     1,275,237,660       139,425,109     179,963,163      53,614,176
                                   -----------    -----------    --------------    --------------    ------------    ------------
 End of Year                       $73,855,925    $24,986,343    $2,277,139,840    $1,275,237,660    $291,546,444    $179,963,163
                                   ===========    ===========    ==============    ==============    ============    ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                                          ASAF
                                                                         PIMCO                            ASAF
                                                                         TOTAL                            JPM
                                                                         RETURN                          MONEY
                                                                          BOND                           MARKET
                                                                          FUND                            FUND
                                                              ----------------------------    ----------------------------
                                                               YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                              OCTOBER 31,     OCTOBER 31,     OCTOBER 31,     OCTOBER 31,
                                                                  2000            1999            2000            1999
                                                              ------------    ------------    ------------    ------------
FROM OPERATIONS:
 Net Investment Income (Loss)                                 $  8,667,935    $  4,837,649    $ 10,622,747    $  2,950,305
 Net Realized Gain (Loss) on Investments                           616,094      (2,890,558)          3,205           2,598
 Net Change in Unrealized Appreciation (Depreciation) on
   Investments                                                     707,992      (2,697,991)             --              --
                                                              ------------    ------------    ------------    ------------
 Net Increase (Decrease) in Net Assets Resulting from
   Operations                                                    9,992,021        (750,900)     10,625,952       2,952,903
                                                              ------------    ------------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From Net Investment Income:
   Class A                                                      (1,534,394)       (746,581)     (4,704,846)       (790,112)
   Class B                                                      (4,758,164)     (2,433,498)     (3,518,585)     (1,124,422)
   Class C                                                      (1,318,452)       (857,234)     (1,447,339)       (488,137)
   Class X                                                      (1,057,038)       (800,336)       (951,977)       (547,634)
 In Excess of Net Investment Income:
   Class A                                                              --              --              --              --
   Class B                                                              --              --              --              --
   Class C                                                              --              --              --              --
   Class X                                                              --              --              --              --
 From Net Realized Gains:
   Class A                                                              --         (41,731)           (574)             --
   Class B                                                              --        (174,101)           (855)             --
   Class C                                                              --         (68,174)           (255)             --
   Class X                                                              --         (87,038)           (248)             --
                                                              ------------    ------------    ------------    ------------
Total Distributions                                             (8,668,048)     (5,208,693)    (10,624,679)     (2,950,305)
                                                              ------------    ------------    ------------    ------------
CAPITAL SHARE TRANSACTIONS:
 Net Increase in Net Assets from Capital Share Transactions     31,862,710     114,425,804      55,437,594     136,157,181
                                                              ------------    ------------    ------------    ------------
 Net Increase in Net Assets                                     33,186,683     108,466,211      55,438,867     136,159,779
NET ASSETS:
 Beginning of Year                                             152,762,413      44,296,202     179,513,834      43,354,055
                                                              ------------    ------------    ------------    ------------
 End of Year                                                  $185,949,096    $152,762,413    $234,952,701    $179,513,834
                                                              ============    ============    ============    ============

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
Throughout Each Period)

                                                                       Increase (Decrease) from
                                                                         Investment Operations
                                                               -----------------------------------------
                                                    Net Asset       Net
                                                      Value     Investment     Net Realized   Total from
                                        Period      Beginning     Income       & Unrealized   Investment
                                         Ended      of Period     (Loss)       Gain (Loss)    Operations
                                      -----------   ---------  -------------   ------------   ----------
ASAF FOUNDERS
INTERNATIONAL SMALL
CAPITALIZATION FUND:
------------------------------
------------------------------
 Class A                              10/31/00       $ 13.56      $(0.16)         $ 3.28        $ 3.12
                                      10/31/99         10.27       (0.14)           3.43          3.29
                                      10/31/98          9.87       (0.02)           0.45          0.43
                                      10/31/97(1)      10.00        0.05           (0.18)        (0.13)
 Class B                              10/31/00         13.44       (0.26)           3.28          3.02
                                      10/31/99         10.23       (0.22)           3.43          3.21
                                      10/31/98          9.85       (0.08)           0.46          0.38
                                      10/31/97(1)      10.00        0.04           (0.19)        (0.15)
 Class C                              10/31/00         13.43       (0.26)           3.23          2.97
                                      10/31/99         10.22       (0.21)           3.42          3.21
                                      10/31/98          9.86       (0.08)           0.44          0.36
                                      10/31/97(1)      10.00        0.04           (0.18)        (0.14)
 Class X                              10/31/00         13.43       (0.27)           3.27          3.00
                                      10/31/99         10.21       (0.19)           3.41          3.22
                                      10/31/98          9.84       (0.08)           0.45          0.37
                                      10/31/97(1)      10.00        0.04           (0.20)        (0.16)
ASAF JANUS SMALL-CAP
GROWTH FUND:
------------------------------
------------------------------
 Class A                              10/31/00       $ 17.08      $(0.18)         $ 0.51        $ 0.33
                                      10/31/99          9.11       (0.10)           8.07          7.97
                                      10/31/98          9.94       (0.07)          (0.76)        (0.83)
                                      10/31/97(1)      10.00       (0.03)          (0.03)        (0.06)
 Class B                              10/31/00         16.87       (0.29)           0.55          0.26
                                      10/31/99          9.04       (0.17)           8.00          7.83
                                      10/31/98          9.93       (0.12)          (0.77)        (0.89)
                                      10/31/97(1)      10.00       (0.04)          (0.03)        (0.07)
 Class C                              10/31/00         16.90       (0.29)           0.53          0.24
                                      10/31/99          9.06       (0.16)           8.00          7.84
                                      10/31/98          9.93       (0.10)          (0.78)        (0.88)
                                      10/31/97(1)      10.00       (0.04)          (0.02)        (0.06)
 Class X                              10/31/00         16.90       (0.29)           0.53          0.24
                                      10/31/99          9.06       (0.15)           7.99          7.84
                                      10/31/98          9.93       (0.11)          (0.76)        (0.87)
                                      10/31/97(1)      10.00       (0.04)          (0.03)        (0.07)
ASAF GABELLI SMALL-CAP
VALUE FUND:
------------------------------
------------------------------
 Class A                              10/31/00       $  8.90      $ 0.03          $ 1.89        $ 1.92
                                      10/31/99          8.85        0.02            0.06          0.08
                                      10/31/98         10.46        0.04           (1.62)        (1.58)
                                      10/31/97(1)      10.00        0.02            0.44          0.46
 Class B                              10/31/00          8.84       (0.02)           1.88          1.86
                                      10/31/99          8.80       (0.03)           0.07          0.04
                                      10/31/98         10.44       (0.02)          (1.61)        (1.63)
                                      10/31/97(1)      10.00          --            0.44          0.44
 Class C                              10/31/00          8.84       (0.02)           1.87          1.85
                                      10/31/99          8.80       (0.03)           0.07          0.04
                                      10/31/98         10.45       (0.02)          (1.62)        (1.64)
                                      10/31/97(1)      10.00          --            0.45          0.45
 Class X                              10/31/00          8.84       (0.02)           1.89          1.87
                                      10/31/99          8.80       (0.03)           0.07          0.04
                                      10/31/98         10.44       (0.02)          (1.61)        (1.63)
                                      10/31/97(1)      10.00          --            0.44          0.44
ASAF AMERICAN CENTURY
STRATEGIC BALANCED FUND:
------------------------------
------------------------------
 Class A                              10/31/00       $ 12.85      $ 0.23          $ 0.39        $ 0.62
                                      10/31/99         10.89        0.19            1.89          2.08
                                      10/31/98          9.99        0.15            0.84          0.99
                                      10/31/97(1)      10.00        0.04           (0.05)        (0.01)
 Class B                              10/31/00         12.81        0.16            0.39          0.55
                                      10/31/99         10.86        0.12            1.88          2.00
                                      10/31/98          9.96        0.09            0.85          0.94
                                      10/31/97(1)      10.00        0.02           (0.06)        (0.04)
 Class C                              10/31/00         12.80        0.16            0.40          0.56
                                      10/31/99         10.87        0.11            1.87          1.98
                                      10/31/98          9.98        0.09            0.84          0.93
                                      10/31/97(1)      10.00        0.02           (0.04)        (0.02)
 Class X                              10/31/00         12.80        0.16            0.39          0.55
                                      10/31/99         10.85        0.11            1.89          2.00
                                      10/31/98          9.96        0.09            0.84          0.93
                                      10/31/97(1)      10.00        0.02           (0.06)        (0.04)


                                                 Less Distributions
                                     ------------------------------------------

                                      From Net     In Excess of
                                     Investment   Net Investment   From Capital
                                       Income         Income          Gains
                                     ----------   --------------   ------------
ASAF FOUNDERS
INTERNATIONAL SMALL
CAPITALIZATION FUND:
------------------------------
------------------------------
 Class A                               $   --         $   --          $(0.72)
                                           --             --              --
                                        (0.03)            --              --
                                           --             --              --
 Class B                                   --             --           (0.72)
                                           --             --              --
                                           --             --              --
                                           --             --              --
 Class C                                   --             --           (0.72)
                                           --             --              --
                                           --             --              --
                                           --             --              --
 Class X                                   --             --           (0.72)
                                           --             --              --
                                           --             --              --
                                           --             --              --
ASAF JANUS SMALL-CAP
GROWTH FUND:
------------------------------
------------------------------
 Class A                               $   --         $   --          $(0.11)
                                           --             --              --
                                           --             --              --
                                           --             --              --
 Class B                                   --             --           (0.11)
                                           --             --              --
                                           --             --              --
                                           --             --              --
 Class C                                   --             --           (0.11)
                                           --             --              --
                                           --             --              --
                                           --             --              --
 Class X                                   --             --           (0.11)
                                           --             --              --
                                           --             --              --
                                           --             --              --
ASAF GABELLI SMALL-CAP
VALUE FUND:
------------------------------
------------------------------
 Class A                               $   --         $   --          $(0.24)
                                           --          (0.03)             --
                                           --          (0.03)             --
                                           --             --              --
 Class B                                   --             --           (0.24)
                                           --             --              --
                                           --          (0.01)             --
                                           --             --              --
 Class C                                   --             --           (0.24)
                                           --             --              --
                                           --          (0.01)             --
                                           --             --              --
 Class X                                   --             --           (0.24)
                                           --             --              --
                                           --          (0.01)             --
                                           --             --              --
ASAF AMERICAN CENTURY
STRATEGIC BALANCED FUND:
------------------------------
------------------------------
 Class A                               $(0.20)        $   --          $(0.13)
                                        (0.12)            --              --
                                        (0.09)            --              --
                                           --             --              --
 Class B                                (0.13)            --           (0.13)
                                        (0.05)            --              --
                                        (0.04)            --              --
                                           --             --              --
 Class C                                (0.13)            --           (0.13)
                                        (0.05)            --              --
                                        (0.04)            --              --
                                           --             --              --
 Class X                                (0.13)            --           (0.13)
                                        (0.05)            --              --
                                        (0.04)            --              --
                                           --             --              --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                        Supplemental Data             Ratios of Expenses to Average Net Assets(3)
                              -------------------------------------   --------------------------------------------
                  Net Asset               Net Assets at   Portfolio      Net       After Expense    Before Expense
      Total       Value End     Total     End of Period   Turnover    Operating    Reimbursement    Reimbursement
  Distributions   of Period   Return(2)    (in 000's)       Rate       Expenses    and Waiver(4)    and Waiver(4)
  -------------   ---------   ---------   -------------   ---------   ----------   --------------   --------------
     $(0.72)       $15.96       22.04%       $44,940         516%        2.17%          2.17%             2.79%
         --         13.56       32.04%         2,374         268%        2.10%          2.10%             4.53%
      (0.03)        10.27        4.32%           886          49%        2.10%          2.10%             9.20%
         --          9.87       (1.30%)          106          --         2.10%          2.10%           136.49%
      (0.72)        15.74       21.47%        67,929         516%        2.64%          2.64%             3.20%
         --         13.44       31.38%         7,722         268%        2.60%          2.60%             5.04%
         --         10.23        3.90%         1,387          49%        2.60%          2.60%             9.80%
         --          9.85       (1.50%)          230          --         2.60%          2.60%            90.64%
      (0.72)        15.68       21.10%        31,232         516%        2.65%          2.65%             3.24%
         --         13.43       31.41%         2,540         268%        2.60%          2.60%             5.05%
         --         10.22        3.69%           872          49%        2.60%          2.60%             9.72%
         --          9.86       (1.40%)           79          --         2.60%          2.60%            55.02%
      (0.72)        15.71       21.34%        13,809         516%        2.63%          2.63%             3.15%
         --         13.43       31.54%         4,305         268%        2.60%          2.60%             5.07%
         --         10.21        3.80%         2,404          49%        2.60%          2.60%             9.58%
         --          9.84       (1.60%)          206          --         2.60%          2.60%            54.45%
     $(0.11)       $17.30        1.69%       $85,342          90%        1.73%          1.73%             1.84%
         --         17.08       87.80%        54,039          74%        1.70%          1.71%             2.20%
         --          9.11       (8.45%)        1,801          94%        1.70%          1.70%             6.38%
         --          9.94       (0.60%)          193          --         1.70%          1.70%           105.48%
      (0.11)        17.02        1.29%       169,925          90%        2.23%          2.23%             2.34%
         --         16.87       86.73%        98,524          74%        2.20%          2.21%             2.69%
         --          9.04       (8.96%)        2,685          94%        2.20%          2.20%             6.86%
         --          9.93       (0.70%)          353          --         2.20%          2.20%            57.99%
      (0.11)        17.03        1.23%        72,934          90%        2.23%          2.23%             2.34%
         --         16.90       86.64%        38,337          74%        2.20%          2.21%             2.73%
         --          9.06       (8.85%)        2,090          94%        2.20%          2.20%             6.60%
         --          9.94       (0.60%)           74          --         2.20%          2.20%            42.48%
      (0.11)        17.03        1.17%        33,072          90%        2.23%          2.23%             2.34%
         --         16.90       86.53%        24,312          74%        2.20%          2.21%             2.82%
         --          9.06       (8.76%)        4,085          94%        2.20%          2.20%             6.69%
         --          9.93       (0.70%)          270          --         2.20%          2.20%            47.29%
     $(0.24)       $10.58       21.99%       $23,156          71%        1.81%          1.81%             2.21%
      (0.03)         8.90        0.86%        10,881          35%        1.75%          1.75%             2.61%
      (0.03)         8.85      (15.13%)        7,155           4%        1.75%          1.75%             3.51%
         --         10.46        4.60%           383          --         1.75%          1.75%            54.47%
      (0.24)        10.46       21.45%        41,477          71%        2.31%          2.31%             2.71%
         --          8.84        0.45%        23,890          35%        2.25%          2.25%             3.13%
      (0.01)         8.80      (15.63%)       13,184           4%        2.25%          2.25%             4.03%
         --         10.44        4.40%         1,155          --         2.25%          2.25%            30.14%
      (0.24)        10.45       21.34%        20,484          71%        2.31%          2.31%             2.71%
         --          8.84        0.45%        13,164          35%        2.25%          2.25%             3.13%
      (0.01)         8.80      (15.71%)        8,298           4%        2.25%          2.25%             3.97%
         --         10.45        4.50%           335          --         2.25%          2.25%            33.60%
      (0.24)        10.47       21.57%        18,557          71%        2.31%          2.31%             2.70%
         --          8.84        0.45%        13,947          35%        2.25%          2.25%             3.12%
      (0.01)         8.80      (15.63%)       12,368           4%        2.25%          2.25%             4.00%
         --         10.44        4.40%           640          --         2.25%          2.25%            22.43%
     $(0.33)       $13.14        4.87%       $38,001         119%        1.64%          1.64%             1.91%
      (0.12)        12.85       19.10%        24,443         104%        1.60%          1.60%             2.15%
      (0.09)        10.89        9.93%         3,359          93%        1.60%          1.60%             4.32%
         --          9.99       (0.10%)          257           2%        1.60%          1.60%            37.87%
      (0.26)        13.10        4.27%        93,323         119%        2.14%          2.14%             2.42%
      (0.05)        12.81       18.46%        65,933         104%        2.10%          2.10%             2.67%
      (0.04)        10.86        9.45%         8,272          93%        2.10%          2.10%             4.65%
         --          9.96       (0.40%)          381           2%        2.10%          2.10%            29.90%
      (0.26)        13.10        4.35%        36,859         119%        2.14%          2.14%             2.42%
      (0.05)        12.80       18.26%        20,769         104%        2.10%          2.10%             2.67%
      (0.04)        10.87        9.33%         3,202          93%        2.10%          2.10%             4.77%
         --          9.98       (0.20%)          215           2%        2.10%          2.10%            38.96%
      (0.26)        13.09        4.27%        23,269         119%        2.14%          2.14%             2.42%
      (0.05)        12.80       18.48%        19,258         104%        2.10%          2.10%             2.67%
      (0.04)        10.85        9.34%         7,164          93%        2.10%          2.10%             4.66%
         --          9.96       (0.40%)          398           2%        2.10%          2.10%            26.66%


                 Ratio of Net Investment
                    Income (Loss) to
                  Average Net Assets(3)
                 -----------------------
                          (0.87%)
                          (1.19%)
                          (0.28%)
                           2.03%
                          (1.38%)
                          (1.84%)
                          (0.74%)
                           1.62%
                          (1.37%)
                          (1.74%)
                          (0.79%)
                           1.72%
                          (1.42%)
                          (1.63%)
                          (0.76%)
                           1.58%
                          (0.81%)
                          (0.73%)
                          (0.75%)
                          (1.16%)
                          (1.31%)
                          (1.24%)
                          (1.26%)
                          (1.73%)
                          (1.31%)
                          (1.25%)
                          (1.13%)
                          (1.73%)
                          (1.31%)
                          (1.21%)
                          (1.19%)
                          (1.70%)
                           0.26%
                           0.17%
                           0.20%
                           0.69%
                          (0.22%)
                          (0.35%)
                          (0.30%)
                           0.17%
                          (0.22%)
                          (0.34%)
                          (0.32%)
                           0.02%
                          (0.22%)
                          (0.31%)
                          (0.32%)
                           0.19%
                           1.71%
                           1.44%
                           1.30%
                           1.56%
                           1.21%
                           0.94%
                           0.80%
                           0.79%
                           1.21%
                           0.92%
                           0.79%
                           0.78%
                           1.20%
                           0.88%
                           0.79%
                           1.07%

(1) Commenced operations on July 28, 1997.
(2) Total return for Class X shares does not reflect the payment of bonus shares.
(3) Annualized for periods less than one year.
(4) Includes commissions received by American Skandia Marketing, Incorporated under the Funds' Supplemental Distribution Plan, as described in Note 3 to the Financial Statements.
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.
See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
Throughout Each Period)

                                                                 Increase (Decrease) from
                                                                   Investment Operations
                                                         -----------------------------------------
                                              Net Asset       Net
                                                Value     Investment     Net Realized   Total from
                                 Period       Beginning     Income       & Unrealized   Investment
                                  Ended       of Period     (Loss)       Gain (Loss)    Operations
                               -----------    ---------  -------------   ------------   ----------
ASAF FEDERATED
HIGH YIELD BOND FUND:
-------------------------
-------------------------
 Class A                        10/31/00       $  9.13      $ 0.85          $(1.11)       $(0.26)
                                10/31/99          9.38        0.80           (0.25)         0.55
                                10/31/98          9.93        0.74           (0.55)         0.19
                               10/31/97(1)       10.00        0.05           (0.07)        (0.02)
 Class B                        10/31/00          9.13        0.80           (1.11)        (0.31)
                                10/31/99          9.39        0.75           (0.26)         0.49
                                10/31/98          9.93        0.69           (0.54)         0.15
                               10/31/97(1)       10.00        0.04           (0.07)        (0.03)
 Class C                        10/31/00          9.13        0.80           (1.11)        (0.31)
                                10/31/99          9.38        0.75           (0.25)         0.50
                                10/31/98          9.93        0.69           (0.55)         0.14
                               10/31/97(1)       10.00        0.03           (0.07)        (0.04)
 Class X                        10/31/00          9.13        0.80           (1.12)        (0.32)
                                10/31/99          9.39        0.75           (0.26)         0.49
                                10/31/98          9.93        0.69           (0.54)         0.15
                               10/31/97(1)       10.00        0.04           (0.07)        (0.03)
ASAF ALLIANCE
GROWTH FUND:
-------------------------
-------------------------
 Class A                        10/31/00       $ 13.64      $(0.20)         $ 2.85        $ 2.65
                                10/31/99         10.44       (0.15)           3.35          3.20
                               10/31/98(5)       10.00       (0.10)           0.54          0.44
 Class B                        10/31/00         13.55       (0.28)           2.84          2.56
                                10/31/99         10.43       (0.21)           3.33          3.12
                               10/31/98(5)       10.00       (0.14)           0.57          0.43
 Class C                        10/31/00         13.51       (0.28)           2.83          2.55
                                10/31/99         10.40       (0.21)           3.32          3.11
                               10/31/98(5)       10.00       (0.14)           0.54          0.40
 Class X                        10/31/00         13.51       (0.28)           2.84          2.56
                                10/31/99         10.41       (0.21)           3.31          3.10
                               10/31/98(5)       10.00       (0.14)           0.55          0.41
ASAF ALLIANCE
GROWTH AND
INCOME FUND:
-------------------------
-------------------------
 Class A                        10/31/00       $ 12.33      $ 0.04          $ 1.39        $ 1.43
                                10/31/99         10.52        0.06            1.80          1.86
                               10/31/98(5)       10.00        0.05            0.50          0.55
 Class B                        10/31/00         12.32       (0.02)           1.39          1.37
                                10/31/99         10.53       (0.01)           1.81          1.80
                               10/31/98(5)       10.00        0.01            0.52          0.53
 Class C                        10/31/00         12.31       (0.03)           1.39          1.36
                                10/31/99         10.51       (0.01)           1.82          1.81
                               10/31/98(5)       10.00        0.01            0.50          0.51
 Class X                        10/31/00         12.30       (0.02)           1.38          1.36
                                10/31/99         10.52       (0.01)           1.80          1.79
                               10/31/98(5)       10.00        0.01            0.51          0.52
ASAF JANUS
OVERSEAS
GROWTH FUND:
-------------------------
-------------------------
 Class A                        10/31/00       $ 14.06      $(0.08)         $ 3.29        $ 3.21
                                10/31/99         10.55       (0.09)           3.60          3.51
                               10/31/98(5)       10.00        0.01            0.54          0.55
 Class B                        10/31/00         13.94       (0.17)           3.26          3.09
                                10/31/99         10.51       (0.15)           3.58          3.43
                               10/31/98(5)       10.00       (0.04)           0.55          0.51
 Class C                        10/31/00         13.96       (0.17)           3.27          3.10
                                10/31/99         10.52       (0.15)           3.59          3.44
                               10/31/98(5)       10.00       (0.04)           0.56          0.52
 Class X                        10/31/00         13.93       (0.18)           3.28          3.10
                                10/31/99         10.50       (0.14)           3.57          3.43
                               10/31/98(5)       10.00       (0.04)           0.54          0.50


                                          Less Distributions
                              ------------------------------------------

                               From Net     In Excess of
                              Investment   Net Investment   From Capital
                                Income         Income          Gains
                              ----------   --------------   ------------
ASAF FEDERATED
HIGH YIELD BOND FUND:
-------------------------
-------------------------
 Class A                        $(0.85)        $   --          $   --
                                 (0.80)            --              --
                                 (0.74)            --              --
                                 (0.05)            --              --
 Class B                         (0.80)            --              --
                                 (0.75)            --              --
                                 (0.69)            --              --
                                 (0.04)            --              --
 Class C                         (0.80)            --              --
                                 (0.75)            --              --
                                 (0.69)            --              --
                                 (0.03)            --              --
 Class X                         (0.80)            --              --
                                 (0.75)            --              --
                                 (0.69)            --              --
                                 (0.04)            --              --
ASAF ALLIANCE
GROWTH FUND:
-------------------------
-------------------------
 Class A                        $   --         $   --          $(0.37)
                                    --             --              --
                                    --             --              --
 Class B                            --             --           (0.37)
                                    --             --              --
                                    --             --              --
 Class C                            --             --           (0.37)
                                    --             --              --
                                    --             --              --
 Class X                            --             --           (0.37)
                                    --             --              --
                                    --             --              --
ASAF ALLIANCE
GROWTH AND
INCOME FUND:
-------------------------
-------------------------
 Class A                        $   --         $   --          $   --
                                 (0.01)         (0.04)             --
                                 (0.03)            --              --
 Class B                            --             --              --
                                    --          (0.01)             --
                                    --             --              --
 Class C                            --             --              --
                                    --          (0.01)             --
                                    --             --              --
 Class X                            --             --              --
                                    --          (0.01)             --
                                    --             --              --
ASAF JANUS
OVERSEAS
GROWTH FUND:
-------------------------
-------------------------
 Class A                        $   --         $   --          $   --
                                    --             --              --
                                    --             --              --
 Class B                            --             --              --
                                    --             --              --
                                    --             --              --
 Class C                            --             --              --
                                    --             --              --
                                    --             --              --
 Class X                            --             --              --
                                    --             --              --
                                    --             --              --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                           Supplemental Data             Ratios of Expenses to Average Net Assets(3)
                                 -------------------------------------   --------------------------------------------
                     Net Asset               Net Assets at   Portfolio      Net       After Expense    Before Expense
         Total       Value End     Total     End of Period   Turnover    Operating    Reimbursement    Reimbursement
     Distributions   of Period   Return(2)    (in 000's)       Rate       Expenses    and Waiver(4)    and Waiver(4)
     -------------   ---------   ---------   -------------   ---------   ----------   --------------   --------------
        $(0.85)       $  8.02      (3.20%)     $ 16,581          20%        1.50%          1.50%            1.78%
         (0.80)          9.13       5.70%        16,079          18%        1.50%          1.50%            1.81%
         (0.74)          9.38       1.67%         6,979          22%        1.50%          1.50%            2.90%
         (0.05)          9.93      (0.23%)        2,154          11%        1.50%          1.50%           30.49%
         (0.80)          8.02      (3.68%)       73,413          20%        2.00%          2.00%            2.27%
         (0.75)          9.13       5.05%        68,160          18%        2.00%          2.00%            2.31%
         (0.69)          9.39       1.25%        20,495          22%        2.00%          2.00%            3.32%
         (0.04)          9.93      (0.30%)          920          11%        2.00%          2.00%           30.22%
         (0.80)          8.02      (3.68%)       12,637          20%        2.00%          2.00%            2.27%
         (0.75)          9.13       5.05%        13,205          18%        2.00%          2.00%            2.32%
         (0.69)          9.38       1.26%         5,732          22%        2.00%          2.00%            3.41%
         (0.03)          9.93      (0.36%)          206          11%        2.00%          2.00%           29.26%
         (0.80)          8.01      (3.80%)       16,953          20%        2.00%          2.00%            2.28%
         (0.75)          9.13       5.06%        19,893          18%        2.00%          2.00%            2.32%
         (0.69)          9.39       1.26%        12,402          22%        2.00%          2.00%            3.33%
         (0.04)          9.93      (0.25%)          556          11%        2.00%          2.00%           30.95%
        $(0.37)       $ 15.92      19.38%      $ 33,339         122%        1.78%          1.85%            1.98%
            --          13.64      30.65%         9,271         320%        1.80%          1.80%            2.41%
            --          10.44       4.40%         2,690         207%        1.80%          1.80%            4.29%
         (0.37)         15.74      18.84%        82,198         122%        2.28%          2.34%            2.47%
            --          13.55      29.91%        29,219         320%        2.30%          2.30%            2.91%
            --          10.43       4.30%         7,468         207%        2.30%          2.30%            4.77%
         (0.37)         15.69      18.82%        25,565         122%        2.28%          2.34%            2.47%
            --          13.51      29.90%         7,371         320%        2.30%          2.30%            2.92%
            --          10.40       4.00%         2,634         207%        2.30%          2.30%            4.67%
         (0.37)         15.70      18.89%        24,186         122%        2.28%          2.34%            2.45%
            --          13.51      29.78%        13,212         320%        2.30%          2.30%            2.93%
            --          10.41       4.10%         6,879         207%        2.30%          2.30%            4.77%
        $   --        $ 13.76      11.60%      $ 49,218         135%        1.62%          1.73%            2.09%
         (0.05)         12.33      17.72%        28,123          47%        1.60%          1.63%            2.21%
         (0.03)         10.52       5.48%         5,572          42%        1.60%          1.60%            3.57%
            --          13.69      11.12%       110,793         135%        2.12%          2.23%            2.59%
         (0.01)         12.32      17.05%        66,009          47%        2.10%          2.13%            2.71%
            --          10.53       5.32%        10,710          42%        2.10%          2.10%            4.06%
            --          13.67      11.05%        47,592         135%        2.12%          2.23%            2.59%
         (0.01)         12.31      17.18%        23,210          47%        2.10%          2.13%            2.72%
            --          10.51       5.12%         5,019          42%        2.10%          2.10%            4.01%
            --          13.66      11.06%        33,141         135%        2.12%          2.23%            2.60%
         (0.01)         12.30      16.97%        24,369          47%        2.10%          2.13%            2.72%
            --          10.52       5.22%        11,350          42%        2.10%          2.10%            3.98%
        $   --        $ 17.27      22.92%      $146,865          72%        1.91%          1.93%            2.03%
            --          14.06      33.18%        61,082          71%        2.10%          2.12%            2.47%
            --          10.55       5.50%         8,812         101%        2.10%          2.10%            4.12%
            --          17.03      22.25%       234,154          72%        2.41%          2.43%            2.53%
            --          13.94      32.54%       105,965          71%        2.60%          2.62%            2.97%
            --          10.51       5.10%        15,339         101%        2.60%          2.60%            4.58%
            --          17.06      22.29%       132,594          72%        2.41%          2.43%            2.53%
            --          13.96      32.60%        54,101          71%        2.60%          2.62%            2.97%
            --          10.52       5.20%         9,580         101%        2.60%          2.60%            4.58%
            --          17.03      22.34%        54,487          72%        2.41%          2.42%            2.53%
            --          13.93      32.57%        34,002          71%        2.60%          2.62%            2.98%
            --          10.50       5.00%        11,226         101%        2.60%          2.60%            4.60%


     Ratio of Net Investment
        Income (Loss) to
      Average Net Assets(3)
     -----------------------
               9.68%
               8.26%
               7.42%
               4.76%
               9.14%
               7.73%
               6.90%
               3.15%
               9.14%
               7.74%
               6.96%
               3.55%
               9.16%
               7.76%
               6.96%
               3.65%
              (1.18%)
              (1.15%)
              (1.12%)
              (1.67%)
              (1.66%)
              (1.62%)
              (1.67%)
              (1.68%)
              (1.62%)
              (1.65%)
              (1.68%)
              (1.62%)
               0.31%
               0.39%
               0.62%
              (0.19%)
              (0.13%)
               0.14%
              (0.20%)
              (0.12%)
               0.15%
              (0.18%)
              (0.08%)
               0.17%
              (0.39%)
              (0.70%)
               0.06%
              (0.87%)
              (1.22%)
              (0.44%)
              (0.86%)
              (1.21%)
              (0.45%)
              (0.90%)
              (1.19%)
              (0.41%)

(1) Commenced operations on July 28, 1997.
(2) Total return for Class X shares does not reflect the payment of bonus shares.
(3) Annualized for periods less than one year.
(4) Includes commissions received by American Skandia Marketing, Incorporated under the Funds' Supplemental Distribution Plan, as described in Note 3 to the Financial Statements.
(5) Commenced operations on December 31, 1997.
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.
See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
Throughout Each Period)

                                                                      {Increase (Decrease) from
                                                                        Investment Operations
                                                  Net Asset   -----------------------------------------
                                      Period        Value          Net        Net Realized   Total from
                                       Ended      Beginning    Investment     & Unrealized   Investment
                                    October 31,   of Period   Income (Loss)   Gain (Loss)    Operations
                                    -----------   ---------   -------------   ------------   ----------
ASAF MARSICO
CAPITAL GROWTH FUND:
------------------------------
------------------------------
 Class A                             2000          $14.58        $(0.10)         $ 1.48        $ 1.38
                                     1999           10.13         (0.09)           4.55          4.46
                                     1998(6)        10.00          0.01            0.12          0.13
 Class B                             2000           14.51         (0.19)           1.48          1.29
                                     1999           10.12         (0.16)           4.55          4.39
                                     1998(6)        10.00            --            0.12          0.12
 Class C                             2000           14.49         (0.18)           1.47          1.29
                                     1999           10.11         (0.16)           4.54          4.38
                                     1998(6)        10.00            --            0.11          0.11
 Class X                             2000           14.48         (0.19)           1.48          1.29
                                     1999           10.11         (0.15)           4.52          4.37
                                     1998(6)        10.00            --            0.11          0.11
ASAF NEUBERGER BERMAN
MID-CAP GROWTH FUND:
------------------------------
------------------------------
 Class A                             2000          $16.22        $(0.28)         $ 8.10        $ 7.82
                                     1999           11.81         (0.17)           4.73          4.56
                                     1998(6)        10.00         (0.01)           1.82          1.81
 Class B                             2000           16.12         (0.40)           8.06          7.66
                                     1999           11.79         (0.25)           4.73          4.48
                                     1998(6)        10.00         (0.01)           1.80          1.79
 Class C                             2000           16.12         (0.40)           8.07          7.67
                                     1999           11.79         (0.24)           4.72          4.48
                                     1998(6)        10.00         (0.01)           1.80          1.79
 Class X                             2000           16.12         (0.40)           8.05          7.65
                                     1999           11.79         (0.25)           4.73          4.48
                                     1998(6)        10.00         (0.01)           1.80          1.79
ASAF NEUBERGER BERMAN
MID-CAP VALUE FUND:
------------------------------
------------------------------
 Class A                             2000          $11.42        $(0.05)         $ 3.50        $ 3.45
                                     1999           10.23          0.03            1.19          1.22
                                     1998(6)        10.00          0.02            0.21          0.23
 Class B                             2000           11.38         (0.11)           3.48          3.37
                                     1999           10.22         (0.05)           1.22          1.17
                                     1998(6)        10.00          0.01            0.21          0.22
 Class C                             2000           11.38         (0.11)           3.48          3.37
                                     1999           10.22         (0.05)           1.22          1.17
                                     1998(6)        10.00            --            0.22          0.22
 Class X                             2000           11.36         (0.11)           3.47          3.36
                                     1999           10.22         (0.05)           1.20          1.15
                                     1998(6)        10.00          0.01            0.21          0.22
ASAF AIM INTERNATIONAL
EQUITY FUND:
------------------------------
------------------------------
 Class A                             2000(7)       $10.00        $ 0.03          $(1.22)       $(1.19)
 Class B                             2000(7)        10.00         (0.02)          (1.20)        (1.22)
 Class C                             2000(7)        10.00         (0.01)          (1.22)        (1.23)
 Class X                             2000(7)        10.00         (0.02)          (1.19)        (1.21)
ASAF SANFORD BERSTEIN
MANAGED INDEX 500 FUND:
------------------------------
------------------------------
 Class A                             2000(7)       $10.00        $ 0.03          $ 0.21        $ 0.24
 Class B                             2000(7)        10.00         (0.03)           0.23          0.20
 Class C                             2000(7)        10.00         (0.03)           0.23          0.20
 Class X                             2000(7)        10.00         (0.03)           0.23          0.20


                                               Less Distributions
                                   ------------------------------------------
                                    From Net     In Excess of
                                   Investment   Net Investment   From Capital
                                     Income         Income          Gains
                                   ----------   --------------   ------------
ASAF MARSICO
CAPITAL GROWTH FUND:
------------------------------
------------------------------
 Class A                              $ --          $   --          $   --
                                        --           (0.01)             --
                                        --              --              --
 Class B                                --              --              --
                                        --              --              --
                                        --              --              --
 Class C                                --              --              --
                                        --              --              --
                                        --              --              --
 Class X                                --              --              --
                                        --              --              --
                                        --              --              --
ASAF NEUBERGER BERMAN
MID-CAP GROWTH FUND:
------------------------------
------------------------------
 Class A                              $ --          $   --          $   --
                                        --              --           (0.15)
                                        --              --              --
 Class B                                --              --              --
                                        --              --           (0.15)
                                        --              --              --
 Class C                                --              --              --
                                        --              --           (0.15)
                                        --              --              --
 Class X                                --              --              --
                                        --              --           (0.15)
                                        --              --              --
ASAF NEUBERGER BERMAN
MID-CAP VALUE FUND:
------------------------------
------------------------------
 Class A                              $ --          $   --          $(0.22)
                                        --           (0.03)             --
                                        --              --              --
 Class B                                --              --           (0.22)
                                        --           (0.01)             --
                                        --              --              --
 Class C                                --              --           (0.22)
                                        --           (0.01)             --
                                        --              --              --
 Class X                                --              --           (0.22)
                                        --           (0.01)             --
                                        --              --              --
ASAF AIM INTERNATIONAL
EQUITY FUND:
------------------------------
------------------------------
 Class A                              $ --          $   --          $   --
 Class B                                --              --              --
 Class C                                --              --              --
 Class X                                --              --              --
ASAF SANFORD BERSTEIN
MANAGED INDEX 500 FUND:
------------------------------
------------------------------
 Class A                              $ --          $   --          $   --
 Class B                                --              --              --
 Class C                                --              --              --
 Class X                                --              --              --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                            Supplemental Data             Ratios of Expenses to Average Net Assets(3)
                                  -------------------------------------   --------------------------------------------
                    Net Asset                 Net Assets at   Portfolio      Net       After Expense    Before Expense
      Total           Value         Total     End of Period   Turnover    Operating    Reimbursement    Reimbursement
  Distributions   End of Period   Return(2)     (in 000s)       Rate       Expenses    and Waiver(4)    and Waiver(4)
  -------------   -------------   ---------   -------------   ---------   ----------   --------------   --------------
     $   --          $15.96          9.47%      $232,611         108%        1.78%          1.78%             1.87%
      (0.01)          14.58         44.18%       103,196         105%        1.75%          1.76%             2.03%
         --           10.13          1.20%         7,037          67%        1.75%          1.75%             2.84%
         --           15.80          8.89%       534,179         108%        2.27%          2.28%             2.36%
         --           14.51         43.52%       285,342         105%        2.25%          2.26%             2.53%
         --           10.12          1.10%        17,994          67%        2.25%          2.25%             3.29%
         --           15.78          8.90%       249,913         108%        2.26%          2.28%             2.36%
         --           14.49         43.32%       125,796         105%        2.25%          2.26%             2.53%
         --           10.11          1.10%        11,012          67%        2.25%          2.25%             3.44%
         --           15.77          8.83%        79,187         108%        2.27%          2.28%             2.36%
         --           14.48         43.47%        49,980         105%        2.25%          2.26%             2.53%
         --           10.11          1.10%         5,746          67%        2.25%          2.25%             3.22%
     $   --          $24.04         48.21%      $105,924         109%        1.80%          1.82%             1.91%
      (0.15)          16.22         38.83%        10,908         106%        1.75%          1.77%             2.65%
         --           11.81         18.00%           587         122%        1.75%          1.75%             5.66%
         --           23.78         47.52%       195,520         109%        2.30%          2.31%             2.40%
      (0.15)          16.12         38.21%        22,399         106%        2.25%          2.27%             3.14%
         --           11.79         17.80%           991         122%        2.25%          2.25%            15.98%
         --           23.79         47.58%        75,916         109%        2.30%          2.31%             2.40%
      (0.15)          16.12         38.09%         9,674         106%        2.25%          2.27%             3.17%
         --           11.79         17.90%           903         122%        2.25%          2.25%            20.25%
         --           23.77         47.46%        32,363         109%        2.30%          2.31%             2.40%
      (0.15)          16.12         38.09%         6,428         106%        2.25%          2.27%             3.19%
         --           11.79         17.90%           509         122%        2.25%          2.25%            10.43%
     $(0.22)         $14.65         30.46%      $ 27,571         196%        1.79%          1.87%             2.11%
      (0.03)          11.42         12.06%         8,561         126%        1.75%          1.85%             2.76%
         --           10.23          2.30%           717           3%        1.75%          1.75%             9.44%
      (0.22)          14.53         29.86%        57,561         196%        2.29%          2.37%             2.62%
      (0.01)          11.38         11.57%        21,560         126%        2.25%          2.35%             3.29%
         --           10.22          2.20%         1,886           3%        2.25%          2.25%             9.10%
      (0.22)          14.53         29.86%        22,114         196%        2.29%          2.36%             2.62%
      (0.01)          11.38         11.57%         7,731         126%        2.25%          2.35%             3.32%
         --           10.22          2.20%           997           3%        2.25%          2.25%            13.91%
      (0.22)          14.50         29.83%        10,565         196%        2.29%          2.36%             2.62%
      (0.01)          11.36         11.38%         4,608         126%        2.25%          2.35%             3.35%
         --           10.22          2.20%           295           3%        2.25%          2.25%            12.90%
     $   --          $ 8.81        (11.90%)     $ 12,696          74%        2.10%          2.20%             3.01%
         --            8.78        (12.20%)       17,900          74%        2.60%          2.70%             3.55%
         --            8.77        (12.30%)       12,120          74%        2.60%          2.70%             3.53%
         --            8.79        (12.10%)        3,866          74%        2.60%          2.70%             3.75%
     $   --          $10.24          2.40%      $ 19,437         107%        1.50%          1.54%             2.00%
         --           10.20          2.00%        34,025         107%        2.00%          2.04%             2.53%
         --           10.20          2.00%        25,239         107%        2.00%          2.04%             2.56%
         --           10.20          2.00%         4,959         107%        2.00%          2.04%             2.50%


                 Ratio of Net Investment
                    Income (Loss) to
                  Average Net Assets(3)
                 -----------------------
                          (0.61%)
                          (0.69%)
                           0.72%
                          (1.11%)
                          (1.20%)
                           0.25%
                          (1.11%)
                          (1.19%)
                           0.24%
                          (1.11%)
                          (1.18%)
                           0.20%
                          (1.18%)
                          (1.17%)
                          (0.52%)
                          (1.67%)
                          (1.68%)
                          (0.78%)
                          (1.67%)
                          (1.68%)
                          (0.72%)
                          (1.67%)
                          (1.69%)
                          (0.67%)
                          (0.37%)
                           0.06%
                           0.87%
                          (0.85%)
                          (0.44%)
                           0.47%
                          (0.85%)
                          (0.45%)
                           0.26%
                          (0.84%)
                          (0.46%)
                           0.34%
                           0.32%
                          (0.22%)
                          (0.13%)
                          (0.23%)
                           0.30%
                          (0.25%)
                          (0.25%)
                          (0.25%)

(2) Total return for Class X shares does not reflect the payment of bonus shares.
(3) Annualized for periods less than one year.
(4) Includes commissions received by American Skandia Marketing, Incorporated, under the Funds' Supplemental Distribution Plan as described in Note 3 to the Financial Statements.
(6) Commenced operations on August 19, 1998.
(7) Commenced operations on November 1, 1999.
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
Throughout Each Period)

                                                                     Increase (Decrease) from
                                                                       Investment Operations
                                                  Net Asset  -----------------------------------------
                                      Period        Value         Net        Net Realized   Total from
                                       Ended      Beginning   Investment     & Unrealized   Investment
                                    October 31,   of Period  Income (Loss)   Gain (Loss)    Operations
                                    -----------   ---------  -------------   ------------   ----------
ASAF MFS
GROWTH WITH INCOME FUND:
------------------------------
------------------------------
 Class A                             2000(7)       $ 10.00      $(0.03)         $ 0.76        $ 0.73
 Class B                             2000(7)         10.00       (0.07)           0.75          0.68
 Class C                             2000(7)         10.00       (0.08)           0.75          0.67
 Class X                             2000(7)         10.00       (0.08)           0.77          0.69
ASAF KEMPER
SMALL-CAP GROWTH FUND:
------------------------------
------------------------------
 Class A                             2000(8)       $ 10.00      $(0.06)         $(1.86)       $(1.92)
 Class B                             2000(8)         10.00       (0.10)          (1.86)        (1.96)
 Class C                             2000(8)         10.00       (0.10)          (1.86)        (1.96)
 Class X                             2000(8)         10.00       (0.10)          (1.85)        (1.95)
ASAF ALGER
ALL-CAP GROWTH FUND+:
------------------------------
------------------------------
 Class A                             2000(9)       $ 10.00      $   --          $(0.55)       $(0.55)
 Class B                             2000(9)         10.00       (0.01)          (0.55)        (0.56)
 Class C                             2000(9)         10.00       (0.01)          (0.54)        (0.55)
 Class X                             2000(9)         10.00       (0.01)          (0.55)        (0.56)
ASAF GABELLI
ALL-CAP VALUE FUND:
------------------------------
------------------------------
 Class A                             2000(9)       $ 10.00      $ 0.01          $ 0.25        $ 0.26
 Class B                             2000(9)         10.00        0.01            0.25          0.26
 Class C                             2000(9)         10.00        0.01            0.24          0.25
 Class X                             2000(9)         10.00        0.01            0.24          0.25
ASAF INVESCO
TECHNOLOGY FUND+:
------------------------------
------------------------------
 Class A                             2000(9)       $ 10.00      $   --          $(0.73)       $(0.73)
 Class B                             2000(9)         10.00          --           (0.75)        (0.75)
 Class C                             2000(9)         10.00          --           (0.74)        (0.74)
 Class X                             2000(9)         10.00          --           (0.75)        (0.75)
ASAF JANUS
MID-CAP GROWTH FUND:
------------------------------
------------------------------
 Class A                             2000(9)       $ 10.00      $ 0.02          $(0.01)       $ 0.01
 Class B                             2000(9)         10.00        0.01           (0.01)           --
 Class C                             2000(9)         10.00        0.01              --          0.01
 Class X                             2000(9)         10.00        0.01           (0.01)           --
ASAF RYDEX
MANAGED OTC FUND:
------------------------------
------------------------------
 Class A                             2000(9)       $ 10.00      $(0.01)         $(1.77)       $(1.78)
 Class B                             2000(9)         10.00       (0.02)          (1.76)        (1.78)
 Class C                             2000(9)         10.00       (0.02)          (1.77)        (1.79)
 Class X                             2000(9)         10.00       (0.02)          (1.77)        (1.79)


                                               Less Distributions
                                   ------------------------------------------
                                    From Net     In Excess of
                                   Investment   Net Investment   From Capital
                                     Income         Income          Gains
                                   ----------   --------------   ------------
ASAF MFS
GROWTH WITH INCOME FUND:
------------------------------
------------------------------
 Class A                               $--            $--             $--
 Class B                               --             --              --
 Class C                               --             --              --
 Class X                               --             --              --
ASAF KEMPER
SMALL-CAP GROWTH FUND:
------------------------------
------------------------------
 Class A                               $--            $--             $--
 Class B                               --             --              --
 Class C                               --             --              --
 Class X                               --             --              --
ASAF ALGER
ALL-CAP GROWTH FUND+:
------------------------------
------------------------------
 Class A                               $--            $--             $--
 Class B                               --             --              --
 Class C                               --             --              --
 Class X                               --             --              --
ASAF GABELLI
ALL-CAP VALUE FUND:
------------------------------
------------------------------
 Class A                               $--            $--             $--
 Class B                               --             --              --
 Class C                               --             --              --
 Class X                               --             --              --
ASAF INVESCO
TECHNOLOGY FUND+:
------------------------------
------------------------------
 Class A                               $--            $--             $--
 Class B                               --             --              --
 Class C                               --             --              --
 Class X                               --             --              --
ASAF JANUS
MID-CAP GROWTH FUND:
------------------------------
------------------------------
 Class A                               $--            $--             $--
 Class B                               --             --              --
 Class C                               --             --              --
 Class X                               --             --              --
ASAF RYDEX
MANAGED OTC FUND:
------------------------------
------------------------------
 Class A                               $--            $--             $--
 Class B                               --             --              --
 Class C                               --             --              --
 Class X                               --             --              --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                            Supplemental Data             Ratios of Expenses to Average Net Assets(3)
                                  -------------------------------------   --------------------------------------------
                    Net Asset                 Net Assets at   Portfolio      Net       After Expense    Before Expense
      Total           Value         Total     End of Period   Turnover    Operating    Reimbursement    Reimbursement
  Distributions   End of Period   Return(2)    (in 000's)       Rate       Expenses    and Waiver(4)    and Waiver(4)
  -------------   -------------   ---------   -------------   ---------   ----------   --------------   --------------
       $--           $10.73          7.30%       $ 7,301         65%         1.80%          1.80%            2.54%
       --             10.68          6.80%        16,156         65%         2.30%          2.30%            3.17%
       --             10.67          6.70%         6,681         65%         2.30%          2.30%            3.06%
       --             10.69          6.90%         3,487         65%         2.30%          2.30%            3.06%
       $--           $ 8.08        (19.20%)      $17,172         61%         1.80%          1.80%            2.43%
       --              8.04        (19.60%)       27,872         61%         2.30%          2.30%            2.94%
       --              8.04        (19.60%)       14,676         61%         2.30%          2.30%            2.94%
       --              8.05        (19.50%)        4,499         61%         2.30%          2.30%            2.93%
       $--           $ 9.45         (5.50%)      $ 3,790         15%         1.85%          1.85%            3.08%
       --              9.44         (5.60%)        4,232         15%         2.35%          2.35%            3.49%
       --              9.45         (5.50%)        4,734         15%         2.35%          2.35%            3.49%
       --              9.44         (5.60%)          389         15%         2.35%          2.35%            3.42%
       $--           $10.26          2.60%       $ 1,522          7%         1.85%          1.85%            4.99%
       --             10.26          2.60%         2,893          7%         2.35%          2.35%            4.98%
       --             10.25          2.50%         3,127          7%         2.35%          2.35%            5.21%
       --             10.25          2.50%           217          7%         2.35%          2.35%            4.80%
       $--           $ 9.27         (7.30%)      $ 4,910          4%         1.90%          1.90%            2.65%
       --              9.25         (7.50%)       11,811          4%         2.40%          2.40%            3.02%
       --              9.26         (7.40%)        7,384          4%         2.40%          2.40%            3.05%
       --              9.25         (7.50%)        1,003          4%         2.40%          2.40%            3.16%
       $--           $10.01          0.10%       $ 3,069          3%         1.90%          1.90%            2.96%
       --             10.00          0.00%         8,853          3%         2.40%          2.40%            3.32%
       --             10.01          0.10%         4,495          3%         2.40%          2.40%            3.49%
       --             10.00          0.00%           676          3%         2.40%          2.40%            3.39%
       $--           $ 8.22        (17.80%)      $ 7,052          1%         1.75%          1.75%            2.40%
       --              8.22        (17.80%)       12,048          1%         2.25%          2.25%            2.73%
       --              8.21        (17.90%)        6,927          1%         2.25%          2.25%            2.82%
       --              8.21        (17.90%)          835          1%         2.25%          2.25%            2.81%


                 Ratio of Net Investment
                    Income (Loss) to
                  Average Net Assets(3)
                 -----------------------
                          (0.29%)
                          (0.72%)
                          (0.76%)
                          (0.76%)
                          (0.72%)
                          (1.25%)
                          (1.24%)
                          (1.23%)
                          (0.09%)
                          (0.52%)
                          (0.50%)
                          (0.50%)
                           1.05%
                           0.57%
                           0.58%
                           0.46%
                           0.19%
                          (0.36%)
                          (0.30%)
                          (0.33%)
                           1.19%
                           0.45%
                           0.71%
                           0.72%
                          (1.11%)
                          (1.57%)
                          (1.58%)
                          (1.55%)

(2) Total return for Class X shares does not reflect the payment of bonus shares.
(3) Annualized for periods less than one year.
(4) Includes commissions received by American Skandia Marketing, Incorporated, under the Funds' Supplemental Distribution Plan as described in Note 3 to the Financial Statements.
(7) Commenced operations on November 1, 1999.
(8) Commenced operations on March 1, 2000.
(9) Commenced operations on September 11, 2000.
 +  Net investment income was less than $0.005.
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
Throughout Each Period)

                                                                   Increase (Decrease) from
                                                                     Investment Operations
                                                           -----------------------------------------
                                                Net Asset       Net
                                                  Value     Investment     Net Realized   Total from
                                    Period      Beginning     Income       & Unrealized   Investment
                                     Ended      of Period     (Loss)       Gain (Loss)    Operations
                                  -----------   ---------  -------------   ------------   ----------
ASAF AMERICAN
CENTURY INTERNATIONAL
GROWTH FUND:
------------------------------
------------------------------
 Class A                          10/31/00       $ 10.99      $(0.15)         $ 0.14        $(0.01)
                                  10/31/99          9.39       (0.01)           1.68          1.67
                                  10/31/98          8.93       (0.02)           0.48          0.46
                                  10/31/97(1)       9.74        0.01           (0.82)        (0.81)
 Class B                          10/31/00         11.22       (0.21)           0.14         (0.07)
                                  10/31/99          9.59       (0.08)           1.73          1.65
                                  10/31/98          9.16       (0.07)           0.50          0.43
                                  10/31/97(1)      10.00       (0.01)          (0.83)        (0.84)
 Class C                          10/31/00         11.21       (0.21)           0.13         (0.08)
                                  10/31/99          9.57       (0.08)           1.74          1.66
                                  10/31/98          9.16       (0.06)           0.47          0.41
                                  10/31/97(1)      10.00       (0.01)          (0.83)        (0.84)
 Class X                          10/31/00         11.25       (0.20)           0.12         (0.08)
                                  10/31/99          9.61       (0.09)           1.75          1.66
                                  10/31/98          9.18       (0.07)           0.50          0.43
                                  10/31/97(1)      10.00       (0.01)          (0.81)        (0.82)
ASAF JANUS
CAPITAL GROWTH FUND:
------------------------------
------------------------------
 Class A                          10/31/00       $ 21.97      $(0.11)         $ 0.94        $ 0.83
                                  10/31/99         14.41       (0.10)           7.66          7.56
                                  10/31/98         11.40       (0.01)           3.05          3.04
                                  10/31/97(1)      11.18        0.09            0.13          0.22
 Class B                          10/31/00         19.50       (0.21)           0.85          0.64
                                  10/31/99         12.87       (0.17)           6.80          6.63
                                  10/31/98         10.19       (0.08)           2.77          2.69
                                  10/31/97(1)      10.00        0.06            0.13          0.19
 Class C                          10/31/00         19.47       (0.21)           0.84          0.63
                                  10/31/99         12.85       (0.18)           6.80          6.62
                                  10/31/98         10.19       (0.08)           2.75          2.67
                                  10/31/97(1)      10.00        0.05            0.14          0.19
 Class X                          10/31/00         19.52       (0.22)           0.87          0.65
                                  10/31/99         12.88       (0.18)           6.82          6.64
                                  10/31/98         10.20       (0.09)           2.78          2.69
                                  10/31/97(1)      10.00        0.05            0.15          0.20
ASAF INVESCO
EQUITY INCOME FUND:
------------------------------
------------------------------
 Class A                          10/31/00       $ 13.66      $ 0.22          $ 1.03        $ 1.25
                                  10/31/99         11.75        0.22            1.84          2.06
                                  10/31/98         10.45        0.22            1.20          1.42
                                  10/31/97(1)       9.98        0.14            0.33          0.47
 Class B                          10/31/00         13.69        0.15            1.04          1.19
                                  10/31/99         11.77        0.14            1.87          2.01
                                  10/31/98         10.45        0.15            1.24          1.39
                                  10/31/97(1)      10.00        0.10            0.35          0.45
 Class C                          10/31/00         13.68        0.15            1.04          1.19
                                  10/31/99         11.77        0.14            1.86          2.00
                                  10/31/98         10.46        0.15            1.23          1.38
                                  10/31/97(1)      10.00        0.10            0.36          0.46
 Class X                          10/31/00         13.68        0.14            1.04          1.18
                                  10/31/99         11.76        0.13            1.88          2.01
                                  10/31/98         10.45        0.15            1.23          1.38
                                  10/31/97(1)      10.00        0.11            0.34          0.45


                                             Less Distributions
                                 ------------------------------------------

                                  From Net     In Excess of
                                 Investment   Net Investment   From Capital
                                   Income         Income          Gains
                                 ----------   --------------   ------------
ASAF AMERICAN
CENTURY INTERNATIONAL
GROWTH FUND:
------------------------------
------------------------------
 Class A                           $   --         $   --          $   --
                                       --          (0.07)             --
                                       --             --              --
                                       --             --              --
 Class B                               --             --              --
                                       --          (0.02)             --
                                       --             --              --
                                       --             --              --
 Class C                               --             --              --
                                       --          (0.02)             --
                                       --             --              --
                                       --             --              --
 Class X                               --             --              --
                                       --          (0.02)             --
                                       --             --              --
                                       --             --              --
ASAF JANUS
CAPITAL GROWTH FUND:
------------------------------
------------------------------
 Class A                           $   --         $   --          $   --
                                       --             --              --
                                    (0.02)         (0.01)             --
                                       --             --              --
 Class B                               --             --              --
                                       --             --              --
                                    (0.01)            --              --
                                       --             --              --
 Class C                               --             --              --
                                       --             --              --
                                    (0.01)            --              --
                                       --             --              --
 Class X                               --             --              --
                                       --             --              --
                                    (0.01)            --              --
                                       --             --              --
ASAF INVESCO
EQUITY INCOME FUND:
------------------------------
------------------------------
 Class A                           $(0.21)        $   --          $(0.19)
                                    (0.15)            --              --
                                    (0.12)            --              --
                                       --             --              --
 Class B                            (0.14)            --           (0.19)
                                    (0.09)            --              --
                                    (0.07)            --              --
                                       --             --              --
 Class C                            (0.14)            --           (0.19)
                                    (0.09)            --              --
                                    (0.07)            --              --
                                       --             --              --
 Class X                            (0.14)            --           (0.19)
                                    (0.09)            --              --
                                    (0.07)            --              --
                                       --             --              --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                            Supplemental Data              Ratios of Expenses to Average Net Assets(4)
                                  -------------------------------------   ---------------------------------------------
                    Net Asset                 Net Assets at   Portfolio      Net       After Expense    Before Expense
      Total           Value         Total     End of Period   Turnover    Operating    Reimbursement     Reimbursement
  Distributions   End of Period   Return(2)    (in 000's)      Rate(3)     Expenses    and Waiver(5)     and Waiver(5)
  -------------   -------------   ---------   -------------   ---------   ----------   --------------   ---------------
     $   --          $10.98         (0.09%)    $   20,109        165%        2.10%          2.10%             2.53%
      (0.07)          10.99         17.82%          4,623         31%        2.10%          2.12%             3.36%
         --            9.39          5.15%          1,685         20%        2.10%          2.10%             6.06%
         --            8.93         (8.32%)           218          1%        2.10%          2.10%            51.87%
         --           11.15         (0.71%)        28,739        165%        2.60%          2.60%             3.01%
      (0.02)          11.22         17.30%          9,257         31%        2.60%          2.62%             3.86%
         --            9.59          4.69%          3,318         20%        2.60%          2.60%             6.50%
         --            9.16         (8.40%)           390          1%        2.60%          2.60%            38.12%
         --           11.13         (0.71%)        16,225        165%        2.60%          2.60%             3.03%
      (0.02)          11.21         17.33%          4,379         31%        2.60%          2.62%             3.90%
         --            9.57          4.48%          2,282         20%        2.60%          2.60%             6.55%
         --            9.16         (8.40%)           198          1%        2.60%          2.60%            33.95%
         --           11.17         (0.71%)         8,783        165%        2.60%          2.60%             2.97%
      (0.02)          11.25         17.26%          6,727         31%        2.60%          2.62%             3.94%
         --            9.61          4.68%          5,144         20%        2.60%          2.60%             6.54%
         --            9.18         (8.20%)           756          1%        2.60%          2.60%            46.77%
     $   --          $22.80          3.78%     $  463,777         32%        1.72%          1.72%             1.81%
         --           21.97         52.46%        234,575         47%        1.70%          1.71%             2.00%
      (0.03)          14.41         26.77%         24,558         77%        1.70%          1.70%             2.65%
         --           11.40          1.97%            706         83%        1.70%          1.70%            26.77%
         --           20.14          3.28%      1,219,774         32%        2.22%          2.22%             2.31%
         --           19.50         51.52%        684,778         47%        2.20%          2.21%             2.51%
      (0.01)          12.87         26.40%         56,582         77%        2.20%          2.20%             3.14%
         --           10.19          1.90%          1,718         83%        2.20%          2.20%            16.45%
         --           20.10          3.24%        421,207         32%        2.22%          2.22%             2.31%
         --           19.47         51.52%        222,230         47%        2.20%          2.21%             2.50%
      (0.01)          12.85         26.20%         21,710         77%        2.20%          2.20%             3.13%
         --           10.19          1.90%            452         83%        2.20%          2.20%            15.78%
         --           20.17          3.33%        172,382         32%        2.22%          2.22%             2.31%
         --           19.52         51.55%        133,655         47%        2.20%          2.21%             2.48%
      (0.01)          12.88         26.37%         36,575         77%        2.20%          2.20%             3.16%
         --           10.20          2.00%          1,474         83%        2.20%          2.20%            24.39%
     $(0.40)         $14.51          9.35%     $   54,424         63%        1.60%          1.64%             1.76%
      (0.15)          13.66         17.60%         31,960         66%        1.55%          1.59%             1.91%
      (0.12)          11.75         13.64%          8,911         70%        1.55%          1.55%             2.86%
         --           10.45          4.71%            471         46%        1.55%          1.55%            29.14%
      (0.33)          14.55          8.86%        138,391         63%        2.10%          2.14%             2.26%
      (0.09)          13.69         17.08%         79,962         66%        2.05%          2.09%             2.42%
      (0.07)          11.77         13.30%         18,045         70%        2.05%          2.05%             3.38%
         --           10.45          4.50%          1,408         46%        2.05%          2.05%            19.54%
      (0.33)          14.54          8.78%         56,401         63%        2.10%          2.14%             2.26%
      (0.09)          13.68         17.08%         34,157         66%        2.05%          2.09%             2.41%
      (0.07)          11.77         13.19%          8,362         70%        2.05%          2.05%             3.33%
         --           10.46          4.60%            255         46%        2.05%          2.05%            20.89%
      (0.33)          14.53          8.79%         42,330         63%        2.10%          2.14%             2.26%
      (0.09)          13.68         17.09%         33,884         66%        2.05%          2.09%             2.42%
      (0.07)          11.76         13.21%         18,296         70%        2.05%          2.05%             3.35%
         --           10.45          4.50%          1,174         46%        2.05%          2.05%            36.25%


                 Ratio of Net Investment
                    Income (Loss) to
                  Average Net Assets(4)
                 -----------------------
                          (1.28%)
                          (0.28%)
                          (0.16%)
                           0.07%
                          (1.76%)
                          (0.80%)
                          (0.70%)
                          (0.51%)
                          (1.76%)
                          (0.83%)
                          (0.58%)
                          (0.53%)
                          (1.64%)
                          (0.86%)
                          (0.68%)
                          (0.28%)
                          (0.45%)
                          (0.49%)
                          (0.24%)
                           2.72%
                          (0.95%)
                          (0.98%)
                          (0.74%)
                           2.27%
                          (0.95%)
                          (0.99%)
                          (0.75%)
                           1.95%
                          (0.96%)
                          (1.02%)
                          (0.76%)
                           2.05%
                           1.51%
                           1.52%
                           1.72%
                           4.81%
                           1.02%
                           1.02%
                           1.27%
                           3.68%
                           1.02%
                           1.02%
                           1.27%
                           3.82%
                           1.02%
                           0.99%
                           1.27%
                           4.05%

(1) Calculated from July 28, 1997 (Date of initial shares sold subsequent to the effective date of the Funds' registration statement under The Securities Act of 1933.
(2) Total return for Class X shares does not reflect the payment of bonus shares.
(3) Represents Portfolio Turnover Rate in corresponding Master Portfolios.
(4) Annualized for periods less than one year.
(5) Includes commissions received by American Skandia Marketing, Incorporated under the Funds' Supplemental Distribution Plan, as described in Note 3 to the Financial Statements.
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
Throughout Each Period)

                                                                   Increase (Decrease) from
                                                                     Investment Operations
                                                           -----------------------------------------
                                                Net Asset       Net
                                                  Value     Investment     Net Realized   Total from
                                    Period      Beginning     Income       & Unrealized   Investment
                                     Ended      of Period     (Loss)       Gain (Loss)    Operations
                                  -----------   ---------  -------------   ------------   ----------
ASAF TOTAL RETURN
BOND FUND:
------------------------------
------------------------------
 Class A                          10/31/00       $ 10.11      $ 0.58          $ 0.07        $ 0.65
                                  10/31/99         10.79        0.60           (0.61)        (0.01)
                                  10/31/98         10.28        0.35            0.54          0.89
                                  10/31/97(1)      10.07        0.15            0.09          0.24
 Class B                          10/31/00         10.01        0.53            0.07          0.60
                                  10/31/99         10.68        0.54           (0.60)        (0.06)
                                  10/31/98         10.16        0.31            0.53          0.84
                                  10/31/97(1)      10.00        0.10            0.09          0.19
 Class C                          10/31/00         10.01        0.53            0.07          0.60
                                  10/31/99         10.67        0.54           (0.59)        (0.05)
                                  10/31/98         10.16        0.31            0.52          0.83
                                  10/31/97(1)      10.00        0.10            0.09          0.19
 Class X                          10/31/00         10.02        0.53            0.07          0.60
                                  10/31/99         10.69        0.54           (0.60)        (0.06)
                                  10/31/98         10.17        0.34            0.50          0.84
                                  10/31/97(1)      10.00        0.09            0.10          0.19
ASAF JPM MONEY
MARKET FUND:
------------------------------
------------------------------
 Class A                          10/31/00       $  1.00      $0.048          $   --        $0.048
                                  10/31/99          1.00       0.035              --         0.035
                                  10/31/98          1.00       0.039              --         0.039
                                  10/31/97(1)       1.00       0.009              --         0.009
 Class B                          10/31/00          1.00       0.042              --         0.042
                                  10/31/99          1.00       0.030              --         0.030
                                  10/31/98          1.00       0.033              --         0.033
                                  10/31/97(1)       1.00       0.007              --         0.007
 Class C                          10/31/00          1.00       0.043              --         0.043
                                  10/31/99          1.00       0.030              --         0.030
                                  10/31/98          1.00       0.034              --         0.034
                                  10/31/97(1)       1.00       0.007              --         0.007
 Class X                          10/31/00          1.00       0.042              --         0.042
                                  10/31/99          1.00       0.030              --         0.030
                                  10/31/98          1.00       0.034              --         0.034
                                  10/31/97(1)       1.00       0.008              --         0.008


                                             Less Distributions
                                 ------------------------------------------

                                  From Net     In Excess of
                                 Investment   Net Investment   From Capital
                                   Income         Income          Gains
                                 ----------   --------------   ------------
ASAF TOTAL RETURN
BOND FUND:
------------------------------
------------------------------
 Class A                          $ (0.58)          $--           $   --
                                    (0.60)          --             (0.07)
                                    (0.38)          --                --
                                    (0.03)          --                --
 Class B                            (0.53)          --                --
                                    (0.54)          --             (0.07)
                                    (0.32)          --                --
                                    (0.03)          --                --
 Class C                            (0.53)          --                --
                                    (0.54)          --             (0.07)
                                    (0.32)          --                --
                                    (0.03)          --                --
 Class X                            (0.53)          --                --
                                    (0.54)          --             (0.07)
                                    (0.32)          --                --
                                    (0.02)          --                --
ASAF JPM MONEY
MARKET FUND:
------------------------------
------------------------------
 Class A                          $(0.048)          $--           $   --
                                   (0.035)          --                --
                                   (0.039)          --                --
                                   (0.009)          --                --
 Class B                           (0.043)          --                --
                                   (0.030)          --                --
                                   (0.033)          --                --
                                   (0.007)          --                --
 Class C                           (0.043)          --                --
                                   (0.030)          --                --
                                   (0.034)          --                --
                                   (0.007)          --                --
 Class X                           (0.043)          --                --
                                   (0.030)          --                --
                                   (0.034)          --                --
                                   (0.008)          --                --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                                                                      Ratios of Expenses
                                            Supplemental Data                      to Average Net Assets(4)
                                  -------------------------------------   ------------------------------------------
                    Net Asset                 Net Assets at   Portfolio      Net      After Expense   Before Expense
      Total           Value         Total     End of Period   Turnover    Operating   Reimbursement   Reimbursement
  Distributions   End of Period   Return(2)    (in 000's)      Rate(3)    Expenses    and Waiver(5)   and Waiver(5)
  -------------   -------------   ---------   -------------   ---------   ---------   -------------   --------------
     $ (0.58)        $10.18          6.67%      $ 34,799         464%        1.43%        1.43%             1.59%
       (0.67)         10.11         (0.55%)       23,140         145%        1.40%        1.40%             1.73%
       (0.38)         10.79          8.79%         6,034         418%        1.40%        1.40%             2.93%
       (0.03)         10.28          2.39%            61          93%        1.40%        1.40%            66.92%
       (0.53)         10.08          6.16%       102,417         464%        1.94%        1.94%             2.11%
       (0.61)         10.01         (1.02%)       83,936         145%        1.90%        1.90%             2.23%
       (0.32)         10.68          8.36%        17,821         418%        1.90%        1.90%             3.58%
       (0.03)         10.16          1.90%           547          93%        1.90%        1.90%            39.35%
       (0.53)         10.08          6.16%        27,548         464%        1.94%        1.94%             2.11%
       (0.61)         10.01         (0.92%)       26,112         145%        1.90%        1.90%             2.24%
       (0.32)         10.67          8.26%         8,743         418%        1.90%        1.90%             3.52%
       (0.03)         10.16          1.93%           165          93%        1.90%        1.90%            33.68%
       (0.53)         10.09          6.16%        21,185         464%        1.94%        1.94%             2.11%
       (0.61)         10.02         (1.00%)       19,574         145%        1.90%        1.90%             2.25%
       (0.32)         10.69          8.35%        11,698         418%        1.90%        1.90%             3.68%
       (0.02)         10.17          1.94%           410          93%        1.90%        1.90%            67.46%
     $(0.048)        $ 1.00          4.85%      $108,598         N/A         1.48%        1.48%             1.48%
      (0.035)          1.00          3.57%        43,004         N/A         1.50%        1.50%             1.63%
      (0.039)          1.00          3.94%         7,372         N/A         1.50%        1.50%             2.42%
      (0.009)          1.00          0.92%           307         N/A         1.50%        1.50%            31.53%
      (0.043)          1.00          4.33%        75,980         N/A         1.98%        1.98%             1.98%
      (0.030)          1.00          3.05%        79,202         N/A         2.00%        2.00%             2.12%
      (0.033)          1.00          3.39%        16,554         N/A         2.00%        2.00%             2.89%
      (0.007)          1.00          0.75%           354         N/A         2.00%        2.00%            37.83%
      (0.043)          1.00          4.33%        31,743         N/A         1.98%        1.98%             1.98%
      (0.030)          1.00          3.06%        28,923         N/A         2.00%        2.00%             2.13%
      (0.034)          1.00          3.42%         6,895         N/A         2.00%        2.00%             3.07%
      (0.007)          1.00          0.71%           332         N/A         2.00%        2.00%            24.34%
      (0.043)          1.00          4.33%        18,632         N/A         1.98%        1.98%             1.98%
      (0.030)          1.00          3.06%        28,385         N/A         2.00%        2.00%             2.13%
      (0.034)          1.00          3.42%        12,533         N/A         2.00%        2.00%             3.18%
      (0.008)          1.00          0.77%           566         N/A         2.00%        2.00%            39.71%


                 Ratio of Net Investment
                    Income (Loss) to
                  Average Net Assets(4)
                 -----------------------
                           5.61%
                           5.33%
                           4.76%
                           4.42%
                           5.26%
                           4.82%
                           4.23%
                           4.13%
                           5.26%
                           4.84%
                           4.27%
                           4.32%
                           5.28%
                           4.86%
                           4.25%
                           3.94%
                           5.03%
                           3.56%
                           3.90%
                           3.34%
                           4.27%
                           3.04%
                           3.30%
                           2.98%
                           4.43%
                           3.07%
                           3.40%
                           2.85%
                           4.16%
                           3.06%
                           3.42%
                           2.97%

(1) Calculated from July 28, 1997 (Date of initial shares sold subsequent to the effective date of the Funds' registration statement under The Securities Act of 1933.
(2) Total return for Class X shares does not reflect the payment of bonus shares.
(3) Represents Portfolio Turnover Rate in corresponding Master Portfolios.
(4) Annualized for periods less than one year.
(5) Includes commissions received by American Skandia Marketing, Incorporated under the Funds' Supplemental Distribution Plan, as described in Note 3 to the Financial Statements.
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.

See Notes to Financial Statements.

OCTOBER 31, 2000
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     American Skandia Advisor Funds, Inc. (the "Company") is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The Company was organized on March 5, 1997 as a Maryland Corporation. The Company operates as a series company and, at October 31, 2000, consisted of 25 diversified investment portfolios (each a "Fund" and collectively the "Funds"). Five of the Funds -- ASAF American Century International Growth Fund ("International Growth") (formerly, ASAF T. Rowe Price International Equity Fund), ASAF Janus Capital Growth Fund ("Janus Capital Growth"), ASAF INVESCO Equity Income Fund ("Equity Income"), ASAF PIMCO Total Return Bond Fund ("Total Return Bond") (formerly, ASAF Total Return Bond Fund), and ASAF JPM Money Market Fund ("Money Market") (each a "Feeder Fund" and collectively the "Feeder Funds") -- invest all of their investable assets in a corresponding portfolio of American Skandia Master Trust (each a "Portfolio" and collectively the "Portfolios"), an open-end management investment company comprised of five diversified investment portfolios. The value of each Feeder Fund's investment in each Portfolio, included in the accompanying Statements of Assets and Liabilities, reflects each Feeder Fund's beneficial interest in the net assets of that Portfolio. At October 31, 2000, the Feeder Funds held the following percentage interests in their corresponding Portfolios.

ASMT American Century International Growth Portfolio     72.9%
ASMT Janus Capital Growth Portfolio                      97.3%
ASMT INVESCO Equity Income Portfolio                     88.0%
ASMT PIMCO Total Return Bond Portfolio                   89.4%
ASMT JPM Money Market Portfolio                          93.7%

     The financial statements of each Portfolio, including the Schedules of Investments, are included elsewhere within this report and should be read in conjunction with each Feeder Fund's financial statements.

     The remaining 20 Funds of the Company -- ASAF Founders International Small Capitalization Fund ("International Small Cap"), ASAF Janus Small-Cap Growth Fund ("Janus Small-Cap Growth"), ASAF Gabelli Small-Cap Value Fund ("Small-Cap Value") (formerly, ASAF T. Rowe Price Small Company Value Fund), ASAF American Century Strategic Balanced Fund ("Strategic Balanced"), ASAF Federated High Yield Bond Fund ("High Yield Bond"), ASAF Alliance Growth Fund ("Growth") (formerly, ASAF Oppenheimer Large-Cap Growth Fund), ASAF Alliance Growth and Income Fund ("Growth and Income") (formerly, ASAF Lord Abbett Growth and Income
Fund), ASAF Janus Overseas Growth Fund ("Overseas Growth"), ASAF Marsico Capital Growth Fund ("Marsico Capital Growth"), ASAF Neuberger Berman Mid-Cap Growth Fund ("Neuberger Mid-Cap Growth"), ASAF Neuberger Berman Mid-Cap Value Fund ("Mid-Cap Value"), ASAF AIM International Equity Fund ("International Equity"), ASAF Sanford Bernstein Managed Index 500 Fund ("Managed Index 500") (formerly, ASAF Bankers Trust Managed Index 500 Fund), ASAF MFS Growth with Income Fund ("Growth with Income"), ASAF Kemper Small-Cap Growth Fund ("Kemper Small-Cap Growth"), ASAF Alger All-Cap Growth Fund ("All-Cap Growth"), ASAF Gabelli All-Cap Value Fund ("All-Cap Value"), ASAF INVESCO Technology Fund ("Technology"), ASAF Janus Mid-Cap Growth Fund ("Janus Mid-Cap Growth"), and ASAF Rydex Managed OTC Fund ("Managed OTC"), (each a "Non-Feeder Fund" and collectively the "Non-Feeder Funds") -- directly invest and manage their own portfolio of securities.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The following is a summary of significant accounting policies followed by the Funds, in conformity with accounting principles generally accepted in the United States, in the preparation of their financial statements. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION

FEEDER FUNDS -- The value of each Feeder Fund's beneficial interest in the Portfolio in which it invests is determined by the Fund's percentage interest in the Portfolio, multiplied by the Portfolio's net assets. Valuation of securities held by the Portfolios is discussed in Note 2 to the financial statements of American Skandia Master Trust.

NON-FEEDER FUNDS -- Securities are valued at the close of trading on the New York Stock Exchange. Equity securities are valued generally at the last reported sales price on the securities exchange on which they are primarily traded, or at the last reported sales price on the NASDAQ National Securities Market. Securities not listed on an exchange or securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices.

     Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Debt securities which mature in 60 days or less are valued at cost (or market value 60 days prior to maturity), adjusted for amortization to maturity of any premium or discount.

     Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Board of Directors. As of October 31, 2000, there were no securities valued in accordance with such procedures.

FOREIGN CURRENCY TRANSLATION

NON-FEEDER FUNDS -- Securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

     Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.

     Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than portfolio securities, resulting from changes in exchange rates.

FOREIGN CURRENCY EXCHANGE CONTRACTS

NON-FEEDER FUNDS -- A foreign currency exchange contract ("FCEC") is a commitment to purchase or sell a specified amount of a foreign currency at a specified future date, in exchange for either a specified amount of another foreign currency or U.S. dollars.

     FCECs are valued at the forward exchange rates applicable to the underlying currencies, and changes in market value are recorded as unrealized gains and losses until the contract settlement date.

     Risks could arise from entering into FCECs if the counterparties to the contracts were unable to meet the terms of their contracts. In addition, the use of FCECs may not only hedge against losses on securities denominated in foreign currency, but may also reduce potential gains on securities from favorable movements in exchange rates.

FUTURES CONTRACTS AND OPTIONS

NON-FEEDER FUNDS -- A financial futures contract calls for delivery of a particular security at a specified price and future date. The seller of the contract agrees to make delivery of the type of security called for in the contract and the buyer agrees to take delivery at a specified future date. Such contracts require an initial margin deposit, in cash or cash equivalents, equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily change in the value of the contract. Futures contracts are valued based on their quoted daily settlement prices. Fluctuations in value are recorded as unrealized gains and losses until such time that the contracts are terminated.

     An option is a right to buy or sell a particular security at a specified price within a limited period of time. The buyer of the option, in return for a premium paid to the seller, has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the options' value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing options which are exercised or closed is offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.

     Risks could arise from entering into futures and written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

REPURCHASE AGREEMENTS

NON-FEEDER FUNDS -- A repurchase agreement is a commitment to purchase government securities from a seller who agrees to repurchase the securities at an agreed-upon price and date. The excess of the resale price over the purchase price determines the yield on the transaction. Under the terms of the agreement, the market value, including accrued interest, of the government securities will be at least equal to their repurchase price. Repurchase agreements are recorded at cost, which, combined with accrued interest, approximates market value.

     Repurchase agreements bear a risk of loss in the event that the seller defaults on its obligation to repurchase the securities. In such case, the Fund may be delayed or prevented from exercising its right to dispose of the securities.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

SECURITIES LOANS

NON-FEEDER FUNDS -- Each Fund may lend securities for the purpose of realizing additional income. All securities loans are collateralized by cash or securities issued or guaranteed by the U.S. Government or its agencies. The value of the collateral is at least equal to the market value of the securities lent. However, due to market fluctuations, the value of the securities lent may exceed the value of the collateral. On the next business day the collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity.

     Interest income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent.

     Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

     At October 31, 2000, securities lending activities are summarized as follows:

                            MARKET
                           VALUE OF
                          SECURITIES     MARKET VALUE     INCOME FROM
                           ON LOAN       OF COLLATERAL     LENDING*
                         ------------    -------------    -----------
Janus Small-Cap Growth   $ 98,108,550    $ 89,912,185      $500,769
Small-Cap Value             5,640,481       5,768,200        20,170
Strategic Balanced         37,245,248      37,625,570        35,847
High Yield Bond               292,250         332,500        47,271
Growth                     34,457,402      34,331,750        33,079
Growth and Income          44,515,077      45,603,516        39,454
Marsico Capital Growth    105,558,161     104,012,518       284,849
Neuberger Mid-Cap
  Growth                  130,654,183     127,219,738       122,803
Mid-Cap Value              18,541,034      18,634,350        18,042
Managed Index 500          18,620,156      18,762,560         4,056
Growth with Income         10,598,989      10,675,913         1,607
Kemper Small-Cap Growth    11,102,725      10,919,669        34,563
All-Cap Growth              3,404,458       3,333,280           578
All-Cap Value                 595,738         597,100           495
Technology                  6,082,700       5,706,450           447
Managed OTC                 4,903,989       4,757,245           377

* Income earned is included in interest income on the Statements of Operations.

DEFERRED ORGANIZATION COSTS

ALL FUNDS -- The Company bears all costs in connection with its organization. All such costs are amortized on a straight-line basis over a five-year period beginning on the date of the commencement of operations.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

FEEDER FUNDS -- The Feeder Funds record their proportionate share of investment operations, including net investment income and realized and unrealized gains and losses, from the corresponding Portfolios in which they invest.

NON-FEEDER FUNDS -- Securities transactions are accounted for on the trade date. Realized gains and losses from securities sold are recognized on the specific identification basis. Dividend income is recorded on the ex-dividend date. Corporate actions, including dividends, on foreign securities are recorded on the ex-dividend date or, if such information is not available, as soon as reliable information is available from the Funds' sources. Interest income is recorded on the accrual basis and includes the accretion of discount and amortization of premium.

MULTIPLE CLASSES OF SHARES

ALL FUNDS -- Each Fund is divided into Class A, B, C, and X shares. Each class of shares is separately charged its respective distribution and service fees. Income, expenses that are not specific to a particular class, and realized and unrealized gains and losses are allocated to each class based on the daily value of the shares of each class in relation to the total value of the Fund. Dividends are declared separately for each class and the per-share amounts reflect differences in class-specific expenses.

DISTRIBUTIONS TO SHAREHOLDERS

ALL FUNDS -- Dividends, if any, from net investment income are declared and paid at least annually by the International Growth, Janus Capital Growth, International Small Cap, Janus Small-Cap Growth, Small-Cap Value, Growth, Growth and Income, Overseas Growth, Marsico Capital Growth, Neuberger Mid-Cap Growth, Mid-Cap Value, International Equity, Managed Index 500, Growth with Income, Kemper Small-Cap Growth, All-Cap Growth, All-Cap Value, Technology, Janus Mid-Cap Growth, and Managed OTC Funds, semiannually by the Equity Income and Strategic Balanced Funds, declared daily and paid quarterly by the Total Return Bond Fund, and declared daily and paid monthly by the High Yield Bond and Money Market Funds. Net realized gains from investment transactions, if any, are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The Non-Feeder Funds have entered into investment management agreements with American Skandia Investment Services, Inc. ("Investment Manager") which provide that the Investment Manager will furnish each Fund with investment advice and investment management and administrative services. The Investment Manager has engaged the following firms as Sub-advisors for their respective
Funds: Founders Asset Management LLC for International Small Cap; GAMCO Investors, Inc. for Small-Cap Value and All-Cap Value; American Century Investment Management, Inc. for Strategic Balanced; Federated Investment Counseling for High Yield Bond; Alliance Capital Management, L.P. for Growth and Income and Growth; Janus Capital Corporation for Janus Small-Cap Growth, Overseas Growth and Janus Mid-Cap Growth; Marsico Capital Management, LLC for Marsico Capital Growth; Neuberger Berman Management, Inc. for Neuberger Mid-Cap Growth and Mid-Cap Value; AIM Capital Management, Inc. for International Equity; Sanford C. Bernstein & Co., Inc. for Managed Index 500; Massachusetts Financial Services Company for Growth with Income; Scudder Kemper Investments, Inc. for Kemper Small-Cap Growth; Fred Alger Management, Inc. for All-Cap Growth; INVESCO Funds Group, Inc. for Technology; and Rydex Global Advisors for Managed OTC.

ADVISORY FEES

NON-FEEDER FUNDS -- The Investment Manager receives a fee, computed daily and paid monthly, based on an annual rate of 1.10%, 0.90%, 1.00%, 0.90%, 0.70%, 0.90%, 0.80%, 1.00%, 1.00%, 0.90%, 0.90%, 1.10%, 0.80%, 1.00%, 0.95%, 0.95%,
0.95%, 1.00%, 1.00% and 0.85% of the average daily net assets of the International Small Cap, Janus Small-Cap Growth, Small-Cap Value, Strategic Balanced, High Yield Bond, Growth, Growth and Income, Overseas Growth, Marsico Capital Growth, Neuberger Mid-

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

Cap Growth, Mid-Cap Value, International Equity, Managed Index 500, Growth with Income, Kemper Small-Cap Growth, All-Cap Growth, All-Cap Value, Technology, Janus Mid-Cap Growth, and Managed OTC Funds, respectively. The fee for International Small Cap is reduced to 1.00% of the average daily net assets in excess of $100 million. The fee for Growth is reduced to .85% of the average daily net assets in excess of $1 billion. The Investment Manager is currently waiving a portion of its fee equal to .20% and .10% of the average daily net assets of the Growth and Income and Overseas Growth Funds, respectively. The Investment Manager pays each Sub-advisor a fee as compensation for advisory services provided to the Funds.

     On May 1, 2000, Alliance Capital Management L.P. became the Sub-advisor to the Growth (formerly sub-advised by Oppenheimer Funds, Inc.) and Growth and Income (formerly sub-advised by Lord Abbett & Co.) Funds. Also on May 1, 2000, Sanford C. Bernstein & Co. Inc. became the sub-advisor to the Managed Index 500 Fund (formerly sub-advised by Bankers Trust Company). On September 11, 2000, GAMCO Investors, Inc., became the sub-advisor to the Small-Cap Value Fund (formerly sub-advised by T. Rowe Price Associates, Inc.).

EXPENSE LIMITATION

ALL FUNDS -- Effective July 3, 2000, the Investment Manager voluntarily agreed to limit the operating expenses of each Fund (exclusive of class-specific distribution fees) to an annual rate of 1.70% (1.60%), 1.30% (1.20%), 1.40% (1.25%), 1.20% (1.10%), 1.00%, 1.30%, 1.15% (1.10%), 1.60%, 1.30% (1.25%), 1.35%
(1.25%), 1.35% (1.25%), 1.60%, 1.00%, 1.30%, 1.30%, 1.35%, 1.35%, 1.40%, 1.40%,
1.25%, 1.60%, 1.25% (1.20%), 1.17% (1.05%), 1.00% (0.90%), and 1.00% of the
average daily net assets of the International Small Cap, Janus Small-Cap Growth, Small-Cap Value, Strategic Balanced, High Yield Bond, Growth, Growth and Income, Overseas Growth, Marsico Capital Growth, Neuberger Mid-Cap Growth, Mid-Cap Value, International Equity, Managed Index 500, Growth with Income, Kemper Small-Cap Growth, All-Cap Growth, All-Cap Value, Technology, Janus Mid-Cap Growth, Managed OTC, International Growth, Janus Capital Growth, Equity Income, Total Return Bond, and Money Market Funds, respectively. Rates shown in parentheses were in effect from November 1, 1999 to July 2, 2000.

MANAGEMENT OF THE COMPANY

NON-FEEDER FUNDS -- Certain officers and directors of the Funds are officers or directors of the Investment Manager. The Funds pay no compensation directly to their officers or interested directors.

DISTRIBUTOR

ALL FUNDS -- American Skandia Marketing, Incorporated ("ASMI") serves as the principal underwriter and distributor for each Fund. The Company has adopted a separate Distribution and Service plan (each a "Plan" and collectively the "Plans") for Class A, B, C, and X shares of each Fund in accordance with the requirements of Rule 12b-1 of the Investment Company Act of 1940.

     Under the Class A Plan, the Funds pay ASMI a distribution and service fee of .50% of the average daily net assets attributable to Class A shares, half of which is intended as a fee for services provided to existing shareholders. ASMI uses distribution and service fees received under the Plan to compensate qualified dealers, brokers, banks, and other financial institutions ("Dealers") for services provided in connection with the sale of Class A shares and the maintenance of shareholder accounts. Such compensation is paid by ASMI quarterly at an annual rate not to exceed .50% of the Funds' average daily net assets attributable to Class A shares.

     A portion of the sales charge on sales of Class A shares may be retained by ASMI or allocated to Dealers attributable to the sale of those shares.

     Under the Class B Plan, the Funds pay ASMI a distribution and service fee of 1.00% of the average daily net assets attributable to Class B shares that are outstanding for eight years or less, a quarter of which is intended as a fee for services provided to existing shareholders. ASMI uses distribution and service fees received under the Plan to compensate Dealers for services provided in connection with the sale of Class B shares and the maintenance of shareholder accounts. Such compensation is paid by ASMI quarterly at an annual rate not to exceed .50% of the Funds' average daily net assets attributable to Class B shares held for over seven years.

     Under the Class C Plan, the Funds pay ASMI a distribution and service fee of 1.00% of the average daily net assets attributable to Class C shares, a quarter of which is intended as a fee for services provided to existing shareholders. ASMI uses distribution and service fees received under the Plan to compensate Dealers for services provided in connection with the sale of Class C shares and the maintenance of shareholder accounts. ASMI currently pays a 1.00% fee to Dealers, in advance, upon sale of Class C shares and retains the fee paid by the Funds in the first year. After the shares have been held for a year, ASMI pays such compensation on a quarterly basis.

     Under the Class X Plan, the Funds pay ASMI a distribution and service fee of 1.00% of the average daily net assets attributable to Class X shares that are outstanding for ten years or less, a quarter of which is intended as a fee for services provided to existing shareholders. ASMI uses distribution and service fees received under the Plan to compensate Dealers for services provided in connection with the sale of Class X shares and the maintenance of shareholder accounts. Compensation to Dealers is paid by ASMI quarterly at an annual rate not to exceed .50% of the Funds' average daily net assets attributable to Class X shares held for over seven years. ASMI also uses distribution and service fees as reimbursement for its purchase of Bonus Shares. Bonus shares are paid to shareholders at the time of the initial purchase and each subsequent purchase of Class X shares in an amount equal to 2.5% of the purchase.

     Purchases of $1 million or more or purchases by certain retirement plans, with respect to Class A shares, are subject to a contingent deferred sales charge ("CDSC") if shares are redeemed within 12 months of their purchase. A CDSC is imposed on Class B and Class X shares redeemed within seven and eight years, respectively, after their purchase. A CDSC is imposed on Class C shares redeemed within 12 months of their purchase. The maximum CDSC imposed is equal to 1%, 6%, 1%, and 6% of the amount subject to the charge for Class A, B, C, and X, respectively.

     In addition, the Company has adopted a Supplemental Distribution Plan ("Supplemental Plan") under Rule 12b-1. The Supplemental Plan permits ASMI to receive brokerage commissions in connection with purchases and sales of securities by the Funds, and to use these commissions to promote the sale of shares of the Company. Under the Supplemental Plan, securities transactions for a Fund may be directed to certain brokers for execution ("clearing brokers") who have agreed to pay part of the brokerage commissions received on these transactions to ASMI for "introducing" transactions to the clearing broker. In turn, ASMI uses the brokerage commissions received as an introducing broker to pay various distribution-related expenses, such as advertising, printing of sales materials, and payments to dealers.

     Commissions received by ASMI under the Supplemental Plan are reflected in the cost of securities purchased and the proceeds from the sale of securities. These commissions are shown in the Statements of Operations as "Supplemental Distribution Fees" and a corresponding reduction "Fees Paid Indirectly". Net expenses of the Funds are unaffected by these commissions. From November 1, 1999

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

to October 31, 2000, commissions received by ASMI totaled $738,982, of which $589,891 and $149,091 were received from the Non-Feeder Funds and the Portfolios of American Skandia Master Trust, respectively.

SHAREHOLDER SERVICES AGENT

ALL FUNDS -- The Funds entered into a shareholder services agreement (the "Agreement"), dated June 1, 2000, with American Skandia Fund Services, Inc. ("ASFS"). Under the Agreement, ASFS will provide certain services to shareholders of the Funds and their brokers, including addressing telephonic inquiries and requests, and processing certain shareholder transactions.

The Funds pay ASFS per-transaction fees as compensation for such services. During the period ended October 31, 2000, fees collected by ASFS totaled $728,793.

4. SHARES OF CAPITAL STOCK
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ALL FUNDS -- The authorized capital stock of the Funds is 5.5 billion shares, with a par value of $.001 per share. Transactions in shares of capital stock, during the year ended October 31, 2000, were as follows:

                                   CLASS A                          CLASS B                        CLASS C                CLASS X
                       --------------------------------   ----------------------------   ----------------------------   -----------
                           SHARES           AMOUNT           SHARES         AMOUNT          SHARES         AMOUNT         SHARES
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
INTERNATIONAL SMALL
  CAP:
  Sold                     12,807,097   $   239,580,216      4,724,012   $ 101,368,857      5,015,645   $  96,391,466       700,416
  Reinvested                    9,275           180,857         30,156         582,879          9,118         175,966        13,170
  Redeemed                (10,174,977)     (188,436,603)    (1,012,698)    (20,243,505)    (3,221,813)    (58,898,861)     (155,331)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
    Net Increase            2,641,395   $    51,324,470      3,741,470   $  81,708,231      1,802,950   $  37,668,571       558,255
                       ==============   ===============   ============   =============   ============   =============   ===========
JANUS SMALL-CAP
  GROWTH:
  Sold                     11,617,225   $   254,104,834      7,020,524   $ 157,217,856      3,323,649   $  74,282,388       964,361
  Reinvested                   18,111           449,514         40,624         993,271         17,540         430,284         8,036
  Redeemed                 (9,864,845)     (216,407,172)    (2,918,279)    (63,034,173)    (1,327,761)    (28,665,695)     (469,270)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
  Net Increase              1,770,491   $    38,147,176      4,142,869   $  95,176,954      2,013,428   $  46,046,977       503,127
                       ==============   ===============   ============   =============   ============   =============   ===========
SMALL-CAP VALUE:
  Sold                      3,327,063   $    33,389,523      2,273,212   $  21,889,637      1,427,013   $  13,728,748       689,456
  Reinvested                   30,981           279,136         70,465         630,681         33,263         297,372        38,975
  Redeemed                 (2,392,723)      (24,321,764)    (1,081,326)    (10,119,417)      (990,763)     (9,329,648)     (532,889)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
    Net Increase              965,321   $     9,346,895      1,262,351   $  12,400,901        469,513   $   4,696,472       195,542
                       ==============   ===============   ============   =============   ============   =============   ===========
STRATEGIC BALANCED:
  Sold                      1,825,680   $    24,149,265      3,773,058   $  49,500,592      1,766,292   $  23,117,064       631,319
  Reinvested                   52,423           695,468        109,737       1,454,488         36,724         486,481        31,322
  Redeemed                   (889,883)      (11,731,087)    (1,908,332)    (24,850,069)      (611,325)     (7,985,752)     (389,942)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
    Net Increase              988,220   $    13,113,646      1,974,463   $  26,105,011      1,191,691   $  15,617,793       272,699
                       ==============   ===============   ============   =============   ============   =============   ===========
HIGH YIELD BOND:
  Sold                      7,661,760   $    67,382,452      5,712,837   $  50,346,741      1,757,721   $  15,441,430     1,076,049
  Reinvested                  164,807         1,429,416        462,138       4,004,236        121,055       1,051,325       175,345
  Redeemed                 (7,519,231)      (65,835,702)    (4,480,918)    (39,333,401)    (1,749,002)    (15,355,866)   (1,314,572)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
    Net Increase/
      (Decrease)              307,336   $     2,976,166      1,694,057   $  15,017,576        129,774   $   1,136,889       (63,178)
                       ==============   ===============   ============   =============   ============   =============   ===========

                         CLASS X
                       ------------
                          AMOUNT
                       ------------
INTERNATIONAL SMALL
  CAP:
  Sold                 $ 14,944,520
  Reinvested                254,368
  Redeemed               (3,142,500)
                       ------------
    Net Increase       $ 12,056,388
                       ============
JANUS SMALL-CAP
  GROWTH:
  Sold                 $ 21,783,827
  Reinvested                197,118
  Redeemed              (10,320,480)
                       ------------
  Net Increase         $ 11,660,465
                       ============
SMALL-CAP VALUE:
  Sold                 $  6,519,233
  Reinvested                348,787
  Redeemed               (4,923,710)
                       ------------
    Net Increase       $  1,944,310
                       ============
STRATEGIC BALANCED:
  Sold                 $  8,262,971
  Reinvested                414,847
  Redeemed               (5,134,039)
                       ------------
    Net Increase       $  3,543,779
                       ============
HIGH YIELD BOND:
  Sold                 $  9,502,750
  Reinvested              1,522,108
  Redeemed              (11,558,614)
                       ------------
    Net Increase/
      (Decrease)       $   (533,756)
                       ============

                                   CLASS A                          CLASS B                        CLASS C                CLASS X
                       --------------------------------   ----------------------------   ----------------------------   -----------
                           SHARES           AMOUNT           SHARES         AMOUNT          SHARES         AMOUNT         SHARES
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
GROWTH:
  Sold                      2,828,715   $    49,247,797      3,869,645   $  65,749,281      1,334,290   $  22,760,212       834,779
  Reinvested                   17,197           278,910         49,819         801,574         14,226         228,172        24,017
  Redeemed                 (1,432,135)      (24,933,933)      (854,197)    (13,945,655)      (265,141)     (4,466,250)     (296,039)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
    Net Increase            1,413,777   $    24,592,774      3,065,267   $  52,605,200      1,083,375   $  18,522,134       562,757
                       ==============   ===============   ============   =============   ============   =============   ===========
GROWTH AND INCOME:
  Sold                      2,533,834   $    32,593,280      4,595,956   $  58,751,764      2,739,397   $  35,115,514     1,082,232
  Redeemed                 (1,238,293)      (15,869,830)    (1,857,355)    (23,530,734)    (1,143,730)    (14,614,788)     (636,921)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
    Net Increase            1,295,541   $    16,723,450      2,738,601   $  35,221,030      1,595,667   $  20,500,726       445,311
                       ==============   ===============   ============   =============   ============   =============   ===========
OVERSEAS GROWTH:
  Sold                     32,820,935   $   660,116,538      8,106,186   $ 163,137,157      9,268,898   $ 185,687,802     1,319,541
  Redeemed                (28,660,272)     (583,783,352)    (1,962,377)    (38,147,725)    (5,373,793)   (106,617,161)     (561,960)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
    Net Increase            4,160,663   $    76,333,186      6,143,809   $ 124,989,432      3,895,105   $  79,070,641       757,581
                       ==============   ===============   ============   =============   ============   =============   ===========
MARSICO CAPITAL
  GROWTH:
  Sold                     46,794,537   $   792,513,384     19,228,446   $ 322,725,423      9,970,650   $ 167,840,709     2,360,098
  Redeemed                (39,294,381)     (669,185,051)    (5,080,360)    (85,089,230)    (2,811,926)    (47,073,580)     (788,671)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
    Net Increase            7,500,156   $   123,328,333     14,148,086   $ 237,636,193      7,158,724   $ 120,767,129     1,571,427
                       ==============   ===============   ============   =============   ============   =============   ===========
NEUBERGER MID-CAP
  GROWTH:
  Sold                     14,522,063   $   354,085,906      7,986,503   $ 195,899,340      3,392,246   $  82,769,478     1,382,135
  Redeemed                (10,788,623)     (263,862,126)    (1,154,648)    (27,734,114)      (801,159)    (19,277,744)     (419,342)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
    Net Increase            3,733,440   $    90,223,780      6,831,855   $ 168,165,226      2,591,087   $  63,491,734       962,793
                       ==============   ===============   ============   =============   ============   =============   ===========
MID-CAP VALUE:
  Sold                      2,560,058   $    33,788,542      3,234,416   $  42,062,550      1,383,363   $  17,936,881       460,926
  Reinvested                   12,567           153,814         35,064         427,088         13,172         160,568         7,891
  Redeemed                 (1,440,093)      (18,954,652)    (1,200,964)    (15,252,191)      (553,844)     (7,168,516)     (145,897)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
    Net Increase            1,132,532   $    14,987,704      2,068,516   $  27,237,447        842,691   $  10,928,933       322,920
                       ==============   ===============   ============   =============   ============   =============   ===========
INTERNATIONAL EQUITY:
  Sold                      2,176,542   $    21,538,390      2,149,874   $  21,909,700      2,329,026   $  23,351,343       488,854
  Redeemed                   (735,439)       (6,896,029)      (112,192)     (1,122,274)      (947,218)     (9,488,948)      (49,249)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
    Net Increase            1,441,103   $    14,642,361      2,037,682   $  20,787,426      1,381,808   $  13,862,395       439,605
                       ==============   ===============   ============   =============   ============   =============   ===========
MANAGED INDEX 500:
  Sold                      5,036,431   $    51,930,519      3,830,029   $  39,781,278      2,946,974   $  30,485,649       680,997
  Redeemed                 (3,138,625)      (33,079,610)      (495,275)     (5,091,324)      (473,450)     (4,945,937)     (194,743)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
    Net Increase            1,897,806   $    18,850,909      3,334,754   $  34,689,954      2,473,524   $  25,539,712       486,254
                       ==============   ===============   ============   =============   ============   =============   ===========
GROWTH WITH INCOME:
  Sold                        765,778   $     7,956,011      1,797,481   $  18,564,884        847,712   $   8,746,429       385,184
  Redeemed                    (85,466)         (891,309)      (285,092)     (2,928,633)      (221,362)     (2,302,120)      (58,864)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
    Net Increase              680,312   $     7,064,702      1,512,389   $  15,636,251        626,350   $   6,444,309       326,320
                       ==============   ===============   ============   =============   ============   =============   ===========

                         CLASS X
                       ------------
                          AMOUNT
                       ------------
GROWTH:
  Sold                 $ 14,184,690
  Reinvested                385,475
  Redeemed               (5,067,039)
                       ------------
    Net Increase       $  9,503,126
                       ============
GROWTH AND INCOME:
  Sold                 $ 13,754,575
  Redeemed               (8,027,453)
                       ------------
    Net Increase       $  5,727,122
                       ============
OVERSEAS GROWTH:
  Sold                 $ 26,436,877
  Redeemed              (10,955,598)
                       ------------
    Net Increase       $ 15,481,279
                       ============
MARSICO CAPITAL
  GROWTH:
  Sold                 $ 39,577,425
  Redeemed              (13,220,517)
                       ------------
    Net Increase       $ 26,356,908
                       ============
NEUBERGER MID-CAP
  GROWTH:
  Sold                 $ 33,695,105
  Redeemed              (10,267,281)
                       ------------
    Net Increase       $ 23,427,824
                       ============
MID-CAP VALUE:
  Sold                 $  5,804,052
  Reinvested                 95,935
  Redeemed               (1,833,932)
                       ------------
    Net Increase       $  4,066,055
                       ============
INTERNATIONAL EQUITY:
  Sold                 $  4,988,474
  Redeemed                 (508,809)
                       ------------
    Net Increase       $  4,479,665
                       ============
MANAGED INDEX 500:
  Sold                 $  7,106,862
  Redeemed               (2,047,649)
                       ------------
    Net Increase       $  5,059,213
                       ============
GROWTH WITH INCOME:
  Sold                 $  3,977,770
  Redeemed                 (614,394)
                       ------------
    Net Increase       $  3,363,376
                       ============

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                   CLASS A                          CLASS B                        CLASS C                CLASS X
                       --------------------------------   ----------------------------   ----------------------------   -----------
                           SHARES           AMOUNT           SHARES         AMOUNT          SHARES         AMOUNT         SHARES
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
KEMPER SMALL-CAP
  GROWTH:
  Sold                      3,057,168   $    26,690,475      4,118,138   $  35,698,518      2,313,356   $  20,168,766       701,684
  Redeemed                   (930,699)       (7,961,339)      (650,708)     (5,503,618)      (488,104)     (4,103,984)     (142,644)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
    Net Increase            2,126,469   $    18,729,136      3,467,430   $  30,194,900      1,825,252   $  16,064,782       559,040
                       ==============   ===============   ============   =============   ============   =============   ===========
ALL-CAP GROWTH:
  Sold                        403,359   $     3,987,855        448,423   $   4,376,540        501,352   $   4,855,214        41,214
  Redeemed                     (2,209)          (21,430)          (254)         (2,422)          (241)         (2,417)          (54)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
    Net Increase              401,150   $     3,966,425        448,169   $   4,374,118        501,111   $   4,852,797        41,160
                       ==============   ===============   ============   =============   ============   =============   ===========
ALL-CAP VALUE:
  Sold                        148,347   $     1,476,422        334,002   $   3,320,257        307,364   $   3,050,188        21,146
  Redeemed                         (8)              (84)       (51,909)       (513,867)        (2,409)        (23,803)          (11)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
    Net Increase              148,339   $     1,476,338        282,093   $   2,806,390        304,955   $   3,026,385        21,135
                       ==============   ===============   ============   =============   ============   =============   ===========
TECHNOLOGY:
  Sold                        539,801   $     5,325,680      1,317,183   $  12,644,995        802,003   $   7,703,770       118,104
  Redeemed                    (10,094)          (96,968)       (40,064)       (390,425)        (4,410)        (40,297)       (9,717)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
    Net Increase              529,707   $     5,228,712      1,277,119   $  12,254,570        797,593   $   7,663,473       108,387
                       ==============   ===============   ============   =============   ============   =============   ===========
JANUS MID-CAP GROWTH:
  Sold                        312,558   $     3,084,789        891,050   $   8,664,047        474,314   $   4,691,643        73,600
  Redeemed                     (5,912)          (59,067)        (5,868)        (58,444)       (25,139)       (249,707)       (6,041)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
    Net Increase              306,646   $     3,025,722        885,182   $   8,605,603        449,175   $   4,441,936        67,559
                       ==============   ===============   ============   =============   ============   =============   ===========
MANAGED OTC:
  Sold                        925,841   $     8,461,483      1,492,784   $  12,985,960        850,298   $   7,516,285       111,631
  Redeemed                    (68,335)         (657,728)       (27,609)       (240,507)        (6,417)        (50,930)       (9,968)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
    Net Increase              857,506   $     7,803,755      1,465,175   $  12,745,453        843,881   $   7,465,355       101,663
                       ==============   ===============   ============   =============   ============   =============   ===========
INTERNATIONAL GROWTH:
  Sold                      3,685,629   $    42,946,635      2,073,513   $  25,607,077      3,786,526   $  45,057,242       379,206
  Redeemed                 (2,275,120)      (26,557,398)      (321,266)     (3,928,250)    (2,719,694)    (32,343,113)     (191,223)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
    Net Increase            1,410,509   $    16,389,237      1,752,247   $  21,678,827      1,066,832   $  12,714,129       187,983
                       ==============   ===============   ============   =============   ============   =============   ===========
JANUS CAPITAL GROWTH:
  Sold                     67,765,191   $ 1,722,816,087     35,111,918   $ 800,772,342     13,392,061   $ 306,616,819     3,402,035
  Redeemed                (58,102,228)   (1,472,804,685)    (9,658,218)   (216,057,797)    (3,853,444)    (85,339,720)   (1,699,527)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
    Net Increase            9,662,963   $   250,011,402     25,453,700   $ 584,714,545      9,538,617   $ 221,277,099     1,702,508
                       ==============   ===============   ============   =============   ============   =============   ===========
EQUITY INCOME:
  Sold                      2,463,635   $    34,440,615      5,357,013   $  74,597,178      2,197,651   $  30,586,322       931,867
  Reinvested                   76,367         1,046,979        154,211       2,120,144         65,362         898,003        62,985
  Redeemed                 (1,129,186)      (15,771,907)    (1,838,992)    (25,564,968)      (880,255)    (12,265,206)     (559,825)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
    Net Increase            1,410,816   $    19,715,687      3,672,232   $  51,152,354      1,382,758   $  19,219,119       435,027
                       ==============   ===============   ============   =============   ============   =============   ===========

                         CLASS X
                       ------------
                          AMOUNT
                       ------------
KEMPER SMALL-CAP
  GROWTH:
  Sold                 $  6,122,398
  Redeemed               (1,244,463)
                       ------------
    Net Increase       $  4,877,935
                       ============
ALL-CAP GROWTH:
  Sold                 $    403,314
  Redeemed                     (521)
                       ------------
    Net Increase       $    402,793
                       ============
ALL-CAP VALUE:
  Sold                 $    212,003
  Redeemed                     (104)
                       ------------
    Net Increase       $    211,899
                       ============
TECHNOLOGY:
  Sold                 $  1,156,125
  Redeemed                  (92,829)
                       ------------
    Net Increase       $  1,063,296
                       ============
JANUS MID-CAP GROWTH:
  Sold                 $    732,509
  Redeemed                  (60,010)
                       ------------
    Net Increase       $    672,499
                       ============
MANAGED OTC:
  Sold                 $    964,034
  Redeemed                  (87,707)
                       ------------
    Net Increase       $    876,327
                       ============
INTERNATIONAL GROWTH:
  Sold                 $  4,716,854
  Redeemed               (2,374,873)
                       ------------
    Net Increase       $  2,341,981
                       ============
JANUS CAPITAL GROWTH:
  Sold                 $ 77,631,535
  Redeemed              (38,394,825)
                       ------------
    Net Increase       $ 39,236,710
                       ============
EQUITY INCOME:
  Sold                 $ 12,964,175
  Reinvested                864,057
  Redeemed               (7,717,754)
                       ------------
    Net Increase       $  6,110,478
                       ============

                                   CLASS A                          CLASS B                        CLASS C                CLASS X
                       --------------------------------   ----------------------------   ----------------------------   -----------
                           SHARES           AMOUNT           SHARES         AMOUNT          SHARES         AMOUNT         SHARES
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
TOTAL RETURN BOND:
  Sold                      8,427,489   $    85,030,125      6,191,385   $  61,743,996      2,252,744   $  22,533,321       987,735
  Reinvested                  130,183         1,313,955        380,032       3,797,190        114,601       1,144,189        99,949
  Redeemed                 (7,429,467)      (74,941,607)    (4,799,508)    (47,779,577)    (2,243,870)    (22,445,065)     (942,213)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
    Net Increase            1,128,205   $    11,402,473      1,771,909   $  17,761,609        123,475   $   1,232,445       145,471
                       ==============   ===============   ============   =============   ============   =============   ===========
MONEY MARKET:
  Sold                  3,522,612,378   $ 3,522,612,378    275,152,239   $ 275,152,239    331,393,211   $ 331,393,211    74,570,286
  Reinvested                3,089,814         3,089,814      2,863,105       2,863,105      1,148,712       1,148,712       817,501
  Redeemed             (3,460,113,146)   (3,460,113,146)  (281,231,828)   (281,231,828)  (329,723,782)   (329,723,782)  (85,140,800)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
    Net Increase/
      (Decrease)           65,589,046   $    65,589,046     (3,216,484)  $  (3,216,484)     2,818,141   $   2,818,141    (9,753,013)
                       ==============   ===============   ============   =============   ============   =============   ===========

                         CLASS X
                       ------------
                          AMOUNT
                       ------------
TOTAL RETURN BOND:
  Sold                 $  9,891,796
  Reinvested                999,014
  Redeemed               (9,424,627)
                       ------------
    Net Increase       $  1,466,183
                       ============
MONEY MARKET:
  Sold                 $ 74,570,286
  Reinvested                817,501
  Redeemed              (85,140,800)
                       ------------
    Net Increase/
      (Decrease)       $ (9,753,013)
                       ============

     Transactions in shares of capital stock, during the year ended October 31, 1999, were as follows:

                                   CLASS A                          CLASS B                        CLASS C                CLASS X
                       --------------------------------   ----------------------------   ----------------------------   -----------
                           SHARES           AMOUNT           SHARES         AMOUNT          SHARES         AMOUNT         SHARES
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
INTERNATIONAL SMALL
  CAP:
  Sold                        131,573   $     1,625,013        519,007   $   6,481,186        191,446   $   2,192,239       159,967
  Redeemed                    (42,759)         (499,629)       (80,020)       (954,057)       (87,643)       (936,217)      (74,837)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
    Net Increase               88,814   $     1,125,384        438,987   $   5,527,129        103,803   $   1,256,022        85,130
                       ==============   ===============   ============   =============   ============   =============   ===========
JANUS SMALL-CAP
  GROWTH:
  Sold                      4,521,498   $    62,279,844      6,131,106   $  82,109,946      2,453,044   $  32,502,450     1,388,410
  Redeemed                 (1,555,645)      (21,272,349)      (589,414)     (7,913,337)      (415,557)     (5,293,724)     (400,722)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
    Net Increase            2,965,853   $    41,007,495      5,541,692   $  74,196,609      2,037,487   $  27,208,726       987,688
                       ==============   ===============   ============   =============   ============   =============   ===========
SMALL-CAP VALUE:
  Sold                      2,152,263   $    19,728,209      2,202,266   $  19,780,241      1,278,728   $  11,579,459       899,829
  Reinvested                    2,950            27,202             --              --             --              --            --
  Redeemed                 (1,740,590)      (16,175,699)      (998,544)     (8,851,216)      (731,195)     (6,613,615)     (727,801)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
    Net Increase              414,623   $     3,579,712      1,203,722   $  10,929,025        547,533   $   4,965,844       172,028
                       ==============   ===============   ============   =============   ============   =============   ===========
STRATEGIC BALANCED:
  Sold                      1,815,075   $    22,578,144      4,889,067   $  60,790,616      1,513,809   $  18,669,567     1,064,235
  Reinvested                    8,478           106,949         10,128         127,960          4,003          50,510         4,619
  Redeemed                   (229,284)       (2,869,225)      (512,249)     (6,347,305)      (189,856)     (2,369,264)     (224,538)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
    Net Increase            1,594,269   $    19,815,868      4,386,946   $  54,571,271      1,327,956   $  16,350,813       844,316
                       ==============   ===============   ============   =============   ============   =============   ===========
HIGH YIELD BOND:
  Sold                      3,357,420   $    32,790,500      7,275,129   $  70,565,721      1,847,050   $  17,923,216     1,855,501
  Reinvested                   87,677           841,629        232,789       2,227,094         79,920         767,588       122,941
  Redeemed                 (2,428,133)      (23,736,985)    (2,228,915)    (21,481,204)    (1,091,741)    (10,529,290)   (1,121,235)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
    Net Increase            1,016,964   $     9,895,144      5,279,003   $  51,311,611        835,229   $   8,161,514       857,207
                       ==============   ===============   ============   =============   ============   =============   ===========
GROWTH:
  Sold                        638,225   $     8,103,545      1,851,812   $  23,314,526        418,749   $   5,236,468       637,307
  Redeemed                   (215,891)       (2,716,616)      (410,694)     (5,186,475)      (126,506)     (1,592,157)     (320,143)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
    Net Increase              422,334   $     5,386,929      1,441,118   $  18,128,051        292,243   $   3,644,311       317,164
                       ==============   ===============   ============   =============   ============   =============   ===========

                         CLASS X
                       ------------
                          AMOUNT
                       ------------
INTERNATIONAL SMALL
  CAP:
  Sold                 $  2,003,516
  Redeemed               (1,007,684)
                       ------------
    Net Increase       $    995,832
                       ============
JANUS SMALL-CAP
  GROWTH:
  Sold                 $ 17,986,369
  Redeemed               (5,025,846)
                       ------------
    Net Increase       $ 12,960,523
                       ============
SMALL-CAP VALUE:
  Sold                 $  8,082,697
  Reinvested                     --
  Redeemed               (6,480,805)
                       ------------
    Net Increase       $  1,601,892
                       ============
STRATEGIC BALANCED:
  Sold                 $ 13,076,631
  Reinvested                 57,949
  Redeemed               (2,768,534)
                       ------------
    Net Increase       $ 10,366,046
                       ============
HIGH YIELD BOND:
  Sold                 $ 18,027,252
  Reinvested              1,182,704
  Redeemed              (10,858,678)
                       ------------
    Net Increase       $  8,351,278
                       ============
GROWTH:
  Sold                 $  7,894,652
  Redeemed               (3,950,285)
                       ------------
    Net Increase       $  3,944,367
                       ============

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                   CLASS A                          CLASS B                        CLASS C                CLASS X
                       --------------------------------   ----------------------------   ----------------------------   -----------
                           SHARES           AMOUNT           SHARES         AMOUNT          SHARES         AMOUNT         SHARES
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
GROWTH AND INCOME:
  Sold                      2,372,960   $    28,578,838      4,969,282   $  60,277,008      1,774,560   $  21,393,909     1,298,681
  Reinvested                    3,892            47,183            633           7,193            299           3,391           571
  Redeemed                   (625,028)       (7,479,489)      (629,845)     (7,571,053)      (366,786)     (4,442,443)     (397,677)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
    Net Increase            1,751,824   $    21,146,532      4,340,070   $  52,713,148      1,408,073   $  16,954,857       901,575
                       ==============   ===============   ============   =============   ============   =============   ===========
OVERSEAS GROWTH:
  Sold                      5,875,239   $    72,910,399      6,847,241   $  83,827,854      3,845,340   $  46,929,956     1,792,053
  Redeemed                 (2,366,221)      (29,831,109)      (703,924)     (8,772,633)      (879,415)    (10,959,877)     (419,635)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
    Net Increase            3,509,018   $    43,079,290      6,143,317   $  75,055,221      2,965,925   $  35,970,079     1,372,418
                       ==============   ===============   ============   =============   ============   =============   ===========
MARSICO CAPITAL
  GROWTH:
  Sold                      7,854,783   $   101,851,952     19,502,450   $ 253,703,042      8,427,772   $ 108,624,094     3,463,385
  Reinvested                    1,125            13,337             --              --             --              --            --
  Redeemed                 (1,472,317)      (19,722,964)    (1,617,686)    (21,694,601)      (835,906)    (11,098,692)     (581,156)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
    Net Increase            6,383,591   $    82,142,325     17,884,764   $ 232,008,441      7,591,866   $  97,525,402     2,882,229
                       ==============   ===============   ============   =============   ============   =============   ===========
NEUBERGER MID-CAP
  GROWTH:
  Sold                        876,248   $    12,737,534      1,648,044   $  23,798,375        681,405   $   9,773,936       455,953
  Reinvested                    1,117            16,244          2,164          31,032          1,571          22,824         1,145
  Redeemed                   (254,503)       (3,676,648)      (344,773)     (5,076,953)      (159,471)     (2,340,370)     (101,469)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
    Net Increase              622,862   $     9,077,130      1,305,435   $  18,752,454        523,505   $   7,456,390       355,629
                       ==============   ===============   ============   =============   ============   =============   ===========
MID-CAP VALUE:
  Sold                        893,170   $    10,487,415      1,971,205   $  23,270,387        719,632   $   8,511,354       457,970
  Reinvested                      311             3,371            385           4,172            171           1,858            99
  Redeemed                   (214,164)       (2,487,388)      (262,235)     (3,044,027)      (138,303)     (1,625,892)      (81,385)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
    Net Increase              679,317   $     8,003,398      1,709,355   $  20,230,532        581,500   $   6,887,320       376,684
                       ==============   ===============   ============   =============   ============   =============   ===========
INTERNATIONAL GROWTH:
  Sold                        580,067   $     5,981,540        664,660   $   6,995,897        534,152   $   5,615,638       302,217
  Reinvested                    1,335            13,416            617           6,351            424           4,358           957
  Redeemed                   (340,252)       (3,535,835)      (186,621)     (1,979,171)      (382,168)     (4,024,965)     (240,600)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
    Net Increase              241,150   $     2,459,121        478,656   $   5,023,077        152,408   $   1,595,031        62,574
                       ==============   ===============   ============   =============   ============   =============   ===========
JANUS CAPITAL GROWTH:
  Sold                     11,152,498   $   222,428,056     34,148,101   $ 606,063,473     11,402,214   $ 201,850,746     5,298,045
  Redeemed                 (2,178,199)      (43,528,627)    (3,428,551)    (61,160,249)    (1,675,387)    (29,604,961)   (1,291,629)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
    Net Increase            8,974,299   $   178,899,429     30,719,550   $ 544,903,224      9,726,827   $ 172,245,785     4,006,416
                       ==============   ===============   ============   =============   ============   =============   ===========
EQUITY INCOME:
  Sold                      2,536,827   $    33,506,551      5,068,587   $  66,599,293      2,104,000   $  27,723,451     1,345,013
  Reinvested                   15,267           203,306         18,552         248,016          8,801         117,852        12,841
  Redeemed                   (970,970)      (12,988,032)      (779,404)    (10,139,354)      (327,011)     (4,264,826)     (435,651)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
    Net Increase            1,581,124   $    20,721,825      4,307,735   $  56,707,955      1,785,790   $  23,576,477       922,203
                       ==============   ===============   ============   =============   ============   =============   ===========

                         CLASS X
                       ------------
                          AMOUNT
                       ------------
GROWTH AND INCOME:
  Sold                 $ 15,523,163
  Reinvested                  6,430
  Redeemed               (4,736,458)
                       ------------
    Net Increase       $ 10,793,135
                       ============
OVERSEAS GROWTH:
  Sold                 $ 21,928,837
  Redeemed               (5,530,598)
                       ------------
    Net Increase       $ 16,398,239
                       ============
MARSICO CAPITAL
  GROWTH:
  Sold                 $ 44,011,902
  Reinvested                     --
  Redeemed               (7,591,419)
                       ------------
    Net Increase       $ 36,420,483
                       ============
NEUBERGER MID-CAP
  GROWTH:
  Sold                 $  6,580,126
  Reinvested                 16,499
  Redeemed               (1,521,388)
                       ------------
    Net Increase       $  5,075,237
                       ============
MID-CAP VALUE:
  Sold                 $  5,399,847
  Reinvested                  1,070
  Redeemed               (1,009,095)
                       ------------
    Net Increase       $  4,391,822
                       ============
INTERNATIONAL GROWTH:
  Sold                 $  3,142,322
  Reinvested                  9,894
  Redeemed               (2,530,886)
                       ------------
    Net Increase       $    621,330
                       ============
JANUS CAPITAL GROWTH:
  Sold                 $ 92,328,700
  Redeemed              (22,876,970)
                       ------------
    Net Increase       $ 69,451,730
                       ============
EQUITY INCOME:
  Sold                 $ 17,492,175
  Reinvested                169,817
  Redeemed               (5,669,805)
                       ------------
    Net Increase       $ 11,992,187
                       ============

                                   CLASS A                          CLASS B                        CLASS C                CLASS X
                       --------------------------------   ----------------------------   ----------------------------   -----------
                           SHARES           AMOUNT           SHARES         AMOUNT          SHARES         AMOUNT         SHARES
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
TOTAL RETURN BOND:
  Sold                      2,801,868   $    29,031,058      9,085,766   $  93,370,295      2,715,698   $  27,941,412     1,476,934
  Reinvested                   62,591           645,265        190,650       1,946,935         75,148         768,265        79,406
  Redeemed                 (1,135,022)      (11,679,664)    (2,559,842)    (26,261,168)    (1,000,668)    (10,260,166)     (696,973)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
    Net Increase            1,729,437   $    17,996,659      6,716,574   $  69,056,062      1,790,178   $  18,449,511       859,367
                       ==============   ===============   ============   =============   ============   =============   ===========
MONEY MARKET:
  Sold                    165,732,217   $   165,732,220    160,855,656   $ 160,855,657     91,366,940   $  91,366,940    72,496,475
  Reinvested                  729,338           729,338      1,043,507       1,043,507        448,412         448,412       507,926
  Redeemed               (130,829,982)     (130,829,982)   (99,250,785)    (99,250,785)   (69,788,348)    (69,788,348)  (57,154,179)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
    Net Increase           35,631,573   $    35,631,576     62,648,378   $  62,648,379     22,027,004   $  22,027,004    15,850,222
                       ==============   ===============   ============   =============   ============   =============   ===========

                         CLASS X
                       ------------
                          AMOUNT
                       ------------
TOTAL RETURN BOND:
  Sold                 $ 15,232,870
  Reinvested                816,063
  Redeemed               (7,125,361)
                       ------------
    Net Increase       $  8,923,572
                       ============
MONEY MARKET:
  Sold                 $ 72,496,475
  Reinvested                507,926
  Redeemed              (57,154,179)
                       ------------
    Net Increase       $ 15,850,222
                       ============

5. TAX MATTERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ALL FUNDS -- Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income, including any net realized gains on investments, to shareholders. Accordingly, no provision for federal income or excise tax has been made.

     Income and capital gains of the Funds are determined in accordance with both tax regulations and generally accepted accounting principles. Such may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. Temporary differences that result in over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences in the recognition of earnings are reclassified to additional paid-in capital. Distributions in excess of tax-basis earnings are recorded as a return of capital.

CAPITAL LOSS CARRYFORWARDS -- At October 31, 2000, the following Funds had, for federal income tax purposes, capital loss carryforwards available to offset future net realized capital gains.

                                            EXPIRING IN
                         -------------------------------------------------
                          2005        2006         2007           2008
                         -------   ----------   -----------   ------------
International Small Cap  $    --   $       --   $        --   $ 36,534,512
Janus Small-Cap Growth        --           --            --     32,685,457
Strategic Balanced            --           --            --      1,622,189
High Yield Bond            4,183       17,619       327,379      1,538,529
Overseas Growth               --    2,242,636     3,428,829      3,770,566
Marsico Capital Growth        --      682,762     7,950,369     43,400,517
Neuberger Mid-Cap
  Growth                      --           --     1,874,798      7,545,394
International Equity          --           --            --      3,689,149
Growth with Income            --           --            --        900,804
Kemper Small-Cap Growth       --           --            --      6,178,761
All-Cap Growth                --           --            --        209,132
Technology                    --           --            --        195,454
Janus Mid-Cap Growth          --           --            --         17,950
Managed OTC                   --           --            --      1,097,897
International Growth          --       73,332        49,869      1,639,901
Janus Capital Growth      38,807    4,789,881    52,015,103    304,073,150
Equity Income                 --           --            --        885,606
Total Return Bond             --           --     1,499,612      1,002,623

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

6. PORTFOLIO SECURITIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NON-FEEDER FUNDS -- Purchases and sales of securities, other than U.S. government securities and short-term obligations, during the year ended October 31, 2000, were as follows:

                                             PURCHASES          SALES
                                           --------------    ------------
International Small Cap                    $  610,500,224    $504,220,422
Janus Small-Cap Growth                        542,656,363     353,682,994
Small-Cap Value                                76,527,762      53,250,785
Strategic Balanced                            233,917,114     182,753,213
High Yield Bond                                47,107,783      22,412,020
Growth                                        241,296,200     133,757,579
Growth and Income                             308,658,146     238,711,101
Overseas Growth                               631,556,976     377,375,722
Marsico Capital Growth                      1,334,384,612     958,253,212
Neuberger Mid-Cap Growth                      515,622,694     231,481,742
Mid-Cap Value                                 176,301,159     124,897,616
International Equity                           60,024,860      14,062,307
Managed Index 500                             125,461,524      42,098,491
Growth with Income                             39,876,916      10,234,723
Kemper Small-Cap Growth                        89,382,465      23,884,104
All-Cap Growth                                 11,568,865       1,040,804
All-Cap Value                                   5,313,668         254,601
Technology                                     24,220,789         570,050
Janus Mid-Cap Growth                           15,743,055         231,885
Managed OTC                                    23,404,921         157,372

     Purchases and sales of U.S. government securities, during the year ended October 31, 2000, were as follows:

                                              PURCHASES        SALES
                                              ----------    -----------
Strategic Balanced                            $5,520,626    $ 1,473,213
High Yield Bond                               1,100,764       1,521,736

     At October 31, 2000, the cost and unrealized appreciation and depreciation in value of the investments owned by the Non-Feeder Funds, for federal income tax purposes, were as follows:

                                                                                NET
                                              GROSS           GROSS          UNREALIZED
                             AGGREGATE      UNREALIZED      UNREALIZED      APPRECIATION
                                COST       APPRECIATION    DEPRECIATION    (DEPRECIATION)
                            ------------   ------------   --------------   --------------
International Small Cap     $154,071,679   $ 7,717,341     $ (8,463,899)    $   (746,558)
Janus Small-Cap Growth       316,602,419   107,714,819      (66,094,762)      41,620,057
Small-Cap Value              100,691,789    11,894,607       (8,712,470)       3,182,137
Strategic Balanced           177,526,349    18,052,732       (4,273,971)      13,778,761
High Yield Bond              140,148,125       942,859      (24,398,428)     (23,455,569)
Growth                       173,202,918    11,751,870      (18,913,900)      (7,162,030)
Growth and Income            227,670,486    29,679,678      (12,354,598)      17,325,080
Overseas Growth              514,570,378    89,471,816      (38,075,528)      51,396,288
Marsico Capital Growth       959,184,639   192,489,064      (28,287,267)     164,201,797
Neuberger Mid-Cap Growth     372,499,179    61,226,810      (26,456,086)      34,770,724
Mid-Cap Value                102,398,409    17,487,710         (967,540)      16,520,170
International Equity          51,478,159     1,119,117       (4,482,413)      (3,363,296)
Managed Index 500             82,124,621     5,678,822       (6,160,261)        (481,439)
Growth with Income            32,250,799     3,030,420         (912,357)       2,118,063
Kemper Small-Cap Growth       65,145,468     7,191,236       (6,356,338)         834,898
All-Cap Growth                14,835,066       247,763         (487,250)        (239,487)
All-Cap Value                  7,583,420       305,275          (74,020)         231,255
Technology                    30,767,903       561,596       (1,464,712)        (903,116)
Janus Mid-Cap Growth          18,810,734     1,189,846         (831,673)         358,173
Managed OTC                   25,642,220       546,878       (1,454,596)        (907,718)

7. WRITTEN OPTIONS TRANSACTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Written options transactions, during the year ended October 31, 2000, were as follows:

                                               MARSICO CAPITAL GROWTH
                                              ------------------------
                                              NUMBER OF
                                              CONTRACTS      PREMIUM
                                              ---------    -----------
Balance at beginning of year                      --       $        --
Written                                          825         1,503,387
Expired                                           --                --
Exercised                                         --                --
Closed                                          (825)       (1,503,387)
                                                ----       -----------
Balance at end of year                            --       $        --
                                                ====       ===========

8. LINE OF CREDIT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ALL FUNDS -- The Funds and other affiliated funds participate in a $100 million unsecured, committed line of credit, provided by a syndication of banks, under a line of credit agreement. Borrowings may be made for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Any borrowings must be repaid within 30 days of their receipt. Interest is charged to each Fund, based on its borrowings, at a premium above the Federal Funds Rate. In addition, a commitment fee, equal to an annual rate of .09% of the average daily unused portion of the line of credit, is allocated among the participants at the end of each quarter. During the year ended October 31, 2000, there were no borrowings under the agreement.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of American Skandia Advisor Funds, Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of ASAF Founders International Small Capitalization Fund, ASAF Janus Small-Cap Growth Fund, ASAF Gabelli Small Company Value Fund, ASAF American Century Strategic Balanced Fund, ASAF Federated High Yield Bond Fund, ASAF Alliance Growth Fund, ASAF Alliance Growth and Income Fund, ASAF Janus Overseas Growth Fund, ASAF Marsico Capital Growth Fund, ASAF Neuberger Berman Mid-Cap Growth Fund, ASAF Neuberger Berman Mid-Cap Value Fund, ASAF AIM International Equity Fund, ASAF Sanford Bernstein Managed Index 500 Fund, ASAF MFS Growth with Income Fund, ASAF Kemper Small-Cap Growth Fund, ASAF Alger All-Cap Growth Fund, ASAF Gabelli All-Cap Value Fund, ASAF INVESCO Technology Fund, ASAF Janus Mid-Cap Growth Fund, ASAF Rydex Managed OTC Fund, ASAF American Century International Growth Fund, ASAF Janus Capital Growth Fund, ASAF INVESCO Equity Income Fund, ASAF PIMCO Total Return Bond Fund and ASAF JPM Money Market Fund (constituting American Skandia Advisor Funds, Inc., hereafter referred to as the "Company") at October 31, 2000, the results of each of their operations for the year (or period) then ended, the changes in each of their net assets for each of the two years (or periods) in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at October 31, 2000 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 15, 2000

                      [This page intentionally left blank]

                         AMERICAN SKANDIA MASTER TRUST
                            SCHEDULES OF INVESTMENTS
                                OCTOBER 31, 2000
              ASMT AMERICAN CENTURY INTERNATIONAL GROWTH PORTFOLIO
                      ASMT JANUS CAPITAL GROWTH PORTFOLIO
                      ASMT INVESCO EQUITY INCOME PORTFOLIO
                     ASMT PIMCO TOTAL RETURN BOND PORTFOLIO
                        ASMT JPM MONEY MARKET PORTFOLIO

ASMT AMERICAN CENTURY

INTERNATIONAL GROWTH PORTFOLIO

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
FOREIGN STOCK -- 79.8%
  AUSTRALIA -- 0.5%
    News Corp. Ltd. [ADR]     12,900    $    554,700
                                        ------------
  BELGIUM -- 0.5%
    Fortis Cl-B               16,106         492,843
                                        ------------
  BRAZIL -- 1.3%
    Banco Itau SA          4,500,000         350,161
    Petroleo Brasileiro
      SA*                     35,400         938,788
                                        ------------
                                           1,288,949
                                        ------------
  CANADA -- 3.7%
    Celestica, Inc. NY
      Reg.*                   28,162       2,024,144
    Nortel Networks Corp.
      NY Reg.*                14,200         646,100
    Sun Life Financial
      Services*               33,700         695,077
    Toronto-Dominion Bank     12,500         343,348
                                        ------------
                                           3,708,669
                                        ------------
  DENMARK -- 3.5%
    Danske Bank AS*            3,700         535,149
    ISS AS                    11,500         707,230
    Novo-Nordisk AS Cl-B       9,167       1,941,823
    Tele Danmark AS            7,860         371,484
                                        ------------
                                           3,555,686
                                        ------------
  FINLAND -- 0.8%
    Nokia Corp. Cl-A
      [ADR]                   12,600         538,650
    Sonera Group Oyj          12,369         272,178
                                        ------------
                                             810,828
                                        ------------
  FRANCE -- 11.0%
    Alcatel Corp. SA          17,468       1,064,598
    Altran Technologies
      SA                       3,261         665,888
    Aventis SA                17,400       1,253,666
    AXA SA                    11,816       1,562,461
    Business Objects SA
      [ADR]*                   5,200         409,744
    Pinault-Printemps
      Redoute SA               2,800         499,127
    Sanofi SA                 11,408         599,535
    Societe Generale SA       14,504         822,484
    Societe Television
      Francaise SA            14,300         779,401
    STMicroelectronics NV
      NY Reg.                 10,300         534,956
    Suez Lyonnaise des
      Eaux SA                 10,200       1,554,546
    Total Fina SA Cl-B*        6,000         857,477
    Vivendi SA                 9,660         693,544
                                        ------------
                                          11,297,427
                                        ------------

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
  GERMANY -- 3.6%
    Bayerische Hypo-Und
      Vereinsbank AG           8,200    $    444,844
    Ergo Versicherungs
      Gruppe AG*               3,000         419,584
    Marschollek,
      Lautenschlaeger Und
      Partner AG               7,188         994,356
    Pro Sieben Media AG*      14,320         466,109
    Schering AG               15,100         838,363
    Siemens AG                 3,770         479,343
                                        ------------
                                           3,642,599
                                        ------------
  HONG KONG -- 3.4%
    China Mobile Ltd.        197,000       1,269,324
    HSBC Holdings PLC         67,403         937,732
    Hutchison Whampoa
      Ltd.                   100,000       1,240,569
                                        ------------
                                           3,447,625
                                        ------------
  IRELAND -- 0.5%
    Elan Corp. PLC [ADR]      10,400         540,150
                                        ------------
  ISRAEL -- 1.3%
    Check Point Software
      Technologies Ltd.*       8,100       1,282,838
                                        ------------
  ITALY -- 5.4%
    Alleanza
      Assicurazioni SPA       96,700       1,281,147
    Assicurazioni
      Generali SPA            15,900         522,255
    Banco Intesa SPA         219,634         910,379
    Mediaset SPA              23,332         337,202
    Mediolanum SPA            48,300         707,055
    Mondadori, (Arnoldo)
      Editore SPA             50,800         594,233
    Telecom Italia SPA        38,900         450,086
    Unicredito Italiano
      SPA                    136,800         695,747
                                        ------------
                                           5,498,104
                                        ------------
  JAPAN -- 9.1%
    Canon, Inc.               25,000         991,425
    Fuji Television
      Network, Inc.               38         417,635
    Furukawa Electric Co.      1,000          26,285
    Hitachi Ltd.              92,000         985,838
    Hoya Corp.                 5,000         413,056
    Itochu Tecno-Science
      Corp.*                   2,700         641,454
    Kao Corp.                  5,000         149,744
    Keyence Corp.              1,000         310,479
    Kyocera Corp.              1,600         208,085
    Nomura Securities Co.
      Ltd.                    18,000         381,641
    NTT Mobile
      Communication
      Network, Inc.               20         492,736
    Orix Corp.                 5,500         576,767

                                                   AMERICAN SKANDIA MASTER TRUST

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
    Sanyo Electric Co.        32,000    $    243,254
    Sony Corp.                 5,800         463,208
    Takeda Chemical
      Industries Ltd.         13,000         856,060
    Tyco International
      Ltd.                    35,900       2,035,081
                                        ------------
                                           9,192,748
                                        ------------
  KOREA -- 0.2%
    Hyundai Motor Co.
      Ltd.                    16,200         185,149
                                        ------------
  MEXICO -- 0.6%
    Telefonos de Mexico
      SA Cl-L [ADR]           10,900         587,919
                                        ------------
  NETHERLANDS -- 7.6%
    Hagemeyer NV              14,256         336,540
    Heineken NV*               8,700         471,968
    ING Groep NV              23,620       1,620,128
    Koninklijke (Royal)
      Philips Electronics
      NV*                     37,830       1,510,835
    Koninklijke Ahold NV      21,700         629,623
    Koninklijke Numico NV      9,200         429,688
    Royal Dutch Petroleum
      Co.                     15,900         944,063
    United Pan-Europe
      Communications NV       15,571         272,553
    VNU NV                    30,580       1,438,614
                                        ------------
                                           7,654,012
                                        ------------
  SINGAPORE -- 0.4%
    City Developments
      Ltd.*                   38,000         175,339
    DBS Land Ltd.            171,000         260,085
                                        ------------
                                             435,424
                                        ------------
  SPAIN -- 1.3%
    Banco Popular Espanol
      SA                      16,300         487,035
    Telefonica SA*            42,132         802,470
                                        ------------
                                           1,289,505
                                        ------------
  SWEDEN -- 4.9%
    Assa Abloy AB Cl-B        33,460         614,454
    Atlas Copco AB             4,894         103,549
    Atlas Copco AB Cl-B        7,500         154,570
    Ericsson, (L.M.)
      Telephone Co. AB
      [ADR]                   65,000         901,875
    Modern Times Group AB
      Cl-B                     7,772         197,796
    Netcom AB Cl-B            10,860         508,333
    Nordbanken Holding
      Co. AB                 133,501         999,289

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
    Securitas AB Cl-B         52,595    $  1,118,070
    Skandianaviska
      Enskilda Banken AB*     33,200         390,990
                                        ------------
                                           4,988,926
                                        ------------
  SWITZERLAND -- 7.2%
    ABB AG                     8,872         788,226
    Adecco SA                  1,185         819,178
    Credit Suisse Group        3,560         667,219
    Julius Baer Holdings
      AG Cl-B                    322       1,593,802
    Nestle SA                    322         667,069
    Novartis AG                1,261       1,912,445
    Swatch Group AG              619         819,325
                                        ------------
                                           7,267,264
                                        ------------
  UNITED KINGDOM -- 13.0%
    AMVESCAP PLC              64,100       1,433,420
    Cable & Wireless PLC      47,898         678,137
    Capita Group PLC          53,500         407,857
    Centrica PLC             334,264       1,150,358
    CMG PLC                   35,700         589,937
    Diageo PLC                83,105         785,000
    Energis PLC*              81,422         696,981
    Hays PLC                 135,200         738,666
    Logica PLC                23,900         707,637
    Misys PLC                 57,400         598,455
    Next PLC                  37,400         373,370
    Pearson PLC               30,553         820,325
    Reed International
      PLC                    114,600       1,060,033
    Royal Bank of
      Scotland Group PLC      36,100         810,947
    SEMA Group PLC            38,889         491,294
    Vodafone AirTouch PLC    306,462       1,276,071
    WPP Group PLC             47,300         635,328
                                        ------------
                                          13,253,816
                                        ------------
TOTAL FOREIGN STOCK
  (Cost $78,401,640)                      80,975,181
                                        ------------
                              PAR
                             (000)
                             -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 13.7%
    Federal Home
      Loan Bank
      6.45%, 11/01/00
  (Cost $13,900,000)       $  13,900      13,900,000
                                        ------------

ASMT AMERICAN CENTURY

INTERNATIONAL GROWTH PORTFOLIO

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
U.S. STOCK -- 2.0%
  COMPUTER SERVICES & SOFTWARE -- 0.8%
    Comverse Technology,
      Inc.                     6,900    $    771,075
                                        ------------
  INSURANCE -- 0.9%
    AFLAC, Inc.               12,600         920,588
                                        ------------
  TELECOMMUNICATIONS -- 0.3%
    Amdocs Ltd.*               4,500         291,656
                                        ------------
TOTAL U.S. STOCK
  (Cost $1,671,354)                        1,983,319
                                        ------------
TOTAL INVESTMENTS --95.5%
  (Cost $93,972,994)                      96,858,500
OTHER ASSETS LESS
  LIABILITIES -- 4.5%                      4,516,512
                                        ------------
NET ASSETS -- 100.0%                    $101,375,012
                                        ============

Foreign currency exchange contracts outstanding at October 31, 2000:

                                                                  UNREALIZED
SETTLEMENT            CONTRACTS TO   IN EXCHANGE   CONTRACTS    APPRECIATION/
MONTH         TYPE      RECEIVE          FOR        AT VALUE    (DEPRECIATION)
------------------------------------------------------------------------------
11/00       Buy CHF       234,128    $  129,741    $  130,245      $   504
11/00       Buy EUR       340,464       286,739       288,613        1,874
11/00       Buy GBP       214,217       311,134       311,086          (48)
11/00       Buy SEK        82,031         8,186         8,189            3
                                     ----------    ----------      -------
                                     $  735,800    $  738,133      $ 2,333
                                     ==========    ==========      =======

                                                                  UNREALIZED
SETTLEMENT            CONTRACTS TO   IN EXCHANGE   CONTRACTS    APPRECIATION/
MONTH         TYPE      DELIVER          FOR        AT VALUE    (DEPRECIATION)
------------------------------------------------------------------------------
11/00       Sell DKK      966,762    $  109,355    $  110,106      $  (751)
11/00       Sell EUR      243,806       205,398       206,694       (1,296)
11/00       Sell GBP        7,377        10,568        10,712         (144)
11/00       Sell HKD      765,675        98,167        98,178          (11)
11/00       Sell JPY   89,059,100       823,594       820,594        3,000
                                     ----------    ----------      -------
                                     $1,247,082    $1,246,284      $   798
                                     ==========    ==========      =======

The following is a breakdown of the foreign stock portion of the Fund, by industry classification, as of October 31, 2000. Percentages are based on net assets. (Unaudited)

INDUSTRY
--------
Advertising                                   0.6%
Automotive Parts                              0.2%
Beverages                                     1.2%
Broadcasting                                  2.2%
Business Services                             3.9%
Computer Hardware                             0.6%
Computer Services & Software                  2.8%
Conglomerates                                 0.7%
Construction                                  1.4%
Consumer Products & Services                  3.6%
Electronic Components & Equipment             5.7%
Financial - Bank & Trust                      9.9%
Financial Services                            3.8%
Food                                          1.7%
Industrial Products                           0.5%
Insurance                                     6.7%
Internet Services                             1.3%
Machinery & Equipment                         0.3%
Medical Supplies & Equipment                  0.4%
Metals & Mining                               0.6%
Office Equipment                              1.0%
Oil & Gas                                     3.8%
Pharmaceuticals                               7.8%
Printing & Publishing                         4.4%
Real Estate                                   0.4%
Retail & Merchandising                        1.7%
Semiconductors                                0.5%
Telecommunications                           10.6%
Utilities                                     1.5%
                                             -----
TOTAL                                        79.8%
                                             =====

-------------------------------------------------------
Unless otherwise noted, all stocks are common stock.
Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

See Notes to Financial Statements.

                                                   AMERICAN SKANDIA MASTER TRUST

ASMT JANUS CAPITAL

GROWTH PORTFOLIO

----------------------------------------------------
                          SHARES          VALUE
----------------------------------------------------
COMMON STOCK -- 69.4%
  AUTOMOBILE MANUFACTURERS -- 2.0%
    General Motors
      Corp. Cl-H*        1,413,100    $   45,784,440
                                      --------------
  BEVERAGES -- 1.5%
    Coca-Cola Co.          584,385        35,282,244
                                      --------------
  COMPUTER HARDWARE -- 6.7%
    EMC Corp.*             768,960        68,485,500
    Handspring, Inc.*      136,805         9,892,712
    Palm, Inc.*          1,452,113        77,778,802
                                      --------------
                                         156,157,014
                                      --------------
  COMPUTER SERVICES & SOFTWARE -- 14.1%
    3Com Corp.*            453,330         8,046,608
    Cisco Systems,
      Inc.*              2,162,538       116,506,735
    Intuit, Inc.*          586,775        36,049,989
    Microsoft Corp.*       113,480         7,815,935
    Veritas Software
      Corp.*             1,166,163       164,447,203
                                      --------------
                                         332,866,470
                                      --------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 7.8%
    General Electric
      Co.                1,982,345       108,657,285
    Texas Instruments,
      Inc.               1,510,160        74,092,225
                                      --------------
                                         182,749,510
                                      --------------
  ENTERTAINMENT & LEISURE -- 3.9%
    Time Warner, Inc.    1,199,420        91,047,972
                                      --------------
  FINANCIAL SERVICES -- 3.1%
    Schwab, (Charles)
      Corp.              2,043,030        71,761,429
                                      --------------
  INSURANCE -- 3.0%
    American
      International
      Group, Inc.          718,650        70,427,700
                                      --------------
  INTERNET SERVICES -- 5.2%
    America Online,
      Inc.*              2,199,610       110,926,332
    Yahoo!, Inc.*          171,060        10,028,393
                                      --------------
                                         120,954,725
                                      --------------
  PHARMACEUTICALS -- 5.8%
    MedImmune, Inc.*     1,520,145        99,379,480
    Pfizer, Inc.           844,529        36,473,096
                                      --------------
                                         135,852,576
                                      --------------
  RETAIL & MERCHANDISING -- 1.2%
    Home Depot, Inc.       633,330        27,233,190
                                      --------------
  TELECOMMUNICATIONS -- 14.1%
    China Mobile Ltd.
      [ADR]*             1,383,985        42,384,541
    EchoStar
      Communications
      Corp. Cl-A*          507,300        22,955,325

----------------------------------------------------
                          SHARES          VALUE
----------------------------------------------------
    Level 3
      Communications,
      Inc.*                640,450    $   30,541,459
    Nextel
      Communications,
      Inc. Cl-A*           899,015        34,555,889
    Nokia Corp. Cl-A
      [ADR]              2,610,580       111,602,295
    Sprint Corp. (PCS
      Group)*            1,291,910        49,254,069
    Telefonos de Mexico
      SA Cl-L [ADR]        316,240        17,057,195
    Vodafone Airtouch
      PLC [ADR]            524,685        22,331,905
                                      --------------
                                         330,682,678
                                      --------------
  UTILITIES -- 1.0%
    Duke Energy Corp.      278,995        24,115,630
                                      --------------
TOTAL COMMON STOCK
  (Cost $1,129,464,692)                1,624,915,578
                                      --------------
                            PAR
                           (000)
                           -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 25.4%
     Federal Home
     Loan Bank
      6.31%, 12/15/00-
         12/29/00        $ 150,000       148,677,063
      6.32%, 12/21/00-
         12/22/00           40,000        39,645,525
      6.33%, 12/06/00       20,000        19,870,550
      6.34%, 12/21/00-
         12/22/00           75,000        74,326,508
      6.36%, 11/15/00-
         01/23/01           80,000        79,493,342
      6.38%, 11/30/00       50,000        49,729,961
      6.381%, 12/22/00      10,000         9,909,611
      6.40%, 01/26/01       25,000        24,615,975
                                      --------------
                                         446,268,535
                                      --------------
    Federal Home Loan
      Mortgage Corp.
      6.34%, 11/17/00       50,000        49,852,067
      6.39%, 12/28/00       25,000        24,747,847
                                      --------------
                                          74,599,914
                                      --------------
    Federal National
      Mortgage Assoc.
      6.32%, 12/13/00       25,000        24,806,132
      6.35%, 12/18/00       50,000        49,578,578
                                      --------------
                                          74,384,710
                                      --------------
  (Cost $595,352,173)                    595,253,159
                                      --------------

ASMT JANUS CAPITAL

GROWTH PORTFOLIO

----------------------------------------------------
                            PAR
                           (000)          VALUE
----------------------------------------------------
CORPORATE OBLIGATIONS -- 0.0%
  ENTERTAINMENT & LEISURE
    Venetian Casino
      Resort LLC
      12.25%, 11/15/04
  (Cost $275,406)        $     275    $      279,813
                                      --------------
COMMERCIAL PAPER -- 6.5%
    CIT Group Holdings,
      Inc.
      6.62%, 11/01/00       52,300        52,300,000
    UBS Finance Corp.
      6.65%, 11/01/00        5,000         5,000,000
      6.65%, 11/01/00       95,000        95,000,000
                                      --------------
  (Cost $152,300,000)                    152,300,000
                                      --------------
SHORT-TERM INVESTMENTS -- 0.0%
    Temporary
      Investment Cash
      Fund                  44,853            44,853
    Temporary
      Investment Fund       44,853            44,853
                                      --------------
  (Cost $89,706)                              89,706
                                      --------------
TOTAL INVESTMENTS -- 101.3%
  (Cost $1,877,481,977)                2,372,838,256
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (1.3%)                       (30,142,848)
                                      --------------
NET ASSETS -- 100.0%                  $2,342,695,408
                                      ==============

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

See Notes to Financial Statements.

                                                   AMERICAN SKANDIA MASTER TRUST

ASMT INVESCO

EQUITY INCOME PORTFOLIO

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
COMMON STOCK -- 72.3%
  ADVERTISING -- 1.0%
    Omnicom Group, Inc.       34,500    $  3,182,625
                                        ------------
  AEROSPACE -- 0.9%
    Honeywell
      International,
      Inc.                    28,300       1,522,894
    Northrop Grumman
      Corp.*                  16,400       1,377,600
                                        ------------
                                           2,900,494
                                        ------------
  AUTOMOBILE MANUFACTURERS -- 2.9%
    Ford Motor Co.            69,752       1,822,271
    General Motors Corp.      56,500       3,510,063
    General Motors Corp.
      Cl-H*                  130,000       4,212,000
                                        ------------
                                           9,544,334
                                        ------------
  BEVERAGES -- 1.9%
    Anheuser-Busch
      Companies, Inc.*        55,200       2,525,400
    Coors, (Adolph) Co.
      Cl-B*                   60,000       3,821,250
                                        ------------
                                           6,346,650
                                        ------------
  BROADCASTING -- 0.5%
    Entravision
      Communications
      Corp.*                  90,000       1,591,875
                                        ------------
  COMPUTER HARDWARE -- 0.8%
    Compaq Computer
      Corp.                   88,400       2,688,244
                                        ------------
  COMPUTER SERVICES & SOFTWARE -- 1.2%
    Cisco Systems, Inc.*      73,000       3,932,875
                                        ------------
  CONGLOMERATES -- 1.0%
    Minnesota Mining &
      Manufacturing Co.*      35,400       3,420,525
                                        ------------
  CONSUMER PRODUCTS & SERVICES -- 1.3%
    Gillette Co.             120,000       4,185,000
                                        ------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 1.6%
    General Electric Co.      98,400       5,393,550
                                        ------------
  ENERGY SERVICES -- 0.8%
    ScottishPower PLC
      [ADR]                   38,100       1,150,144
    Xcel Energy, Inc.*        59,200       1,513,300
                                        ------------
                                           2,663,444
                                        ------------
  ENTERTAINMENT & LEISURE -- 0.8%
    Harrah's
      Entertainment,
      Inc.*                   60,000       1,717,500
    Park Place
      Entertainment
      Corp.*                  82,600       1,053,150
                                        ------------
                                           2,770,650
                                        ------------

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
  FARMING & AGRICULTURE -- 0.4%
    Monsanto Co.*             56,200    $  1,433,100
                                        ------------
  FINANCIAL -- BANK & TRUST -- 5.5%
    Bank of New York
      Co., Inc.              120,100       6,913,256
    Charter One
      Financial, Inc.         99,880       2,291,002
    Chase Manhattan
      Corp.                   80,000       3,640,000
    Morgan, (J.P.) &
      Co., Inc.               20,000       3,310,000
    Summit Bancorp            60,000       2,250,000
                                        ------------
                                          18,404,258
                                        ------------
  FINANCIAL SERVICES -- 7.6%
    Citigroup, Inc.          102,233       5,380,011
    John Hancock
      Financial
      Services, Inc.*        110,000       3,478,750
    Morgan Stanley Dean
      Witter & Co.*           42,000       3,373,125
    Stilwell Financial,
      Inc.*                  200,000       8,962,499
    Wells Fargo & Co.         85,500       3,959,719
                                        ------------
                                          25,154,104
                                        ------------
  FOOD -- 2.7%
    Heinz, (H.J.) Co.         34,000       1,425,875
    Kellogg Co.              135,900       3,448,463
    Quaker Oats Co.           30,000       2,446,875
    Tasty Baking Co.         125,700       1,476,975
                                        ------------
                                           8,798,188
                                        ------------
  INSURANCE -- 3.0%
    Allmerica Financial
      Corp.                  100,000       6,306,250
    MetLife, Inc.*           130,000       3,591,250
    Ohio Casualty Corp.       13,000         109,281
                                        ------------
                                          10,006,781
                                        ------------
  INTERNET SERVICES -- 0.8%
    America Online,
      Inc.*                   50,000       2,521,500
                                        ------------
  MACHINERY & EQUIPMENT -- 1.0%
    Illinois Tool Works,
      Inc.                    59,200       3,289,300
                                        ------------
  OIL & GAS -- 9.3%
    Apache Corp.              75,400       4,170,562
    BP Amoco PLC [ADR]        70,000       3,565,625
    Exxon Mobil Corp.         60,000       5,351,249
    National Fuel Gas
      Co.                     70,000       3,753,750
    Phillips Petroleum
      Co.                     50,000       3,087,500
    Royal Dutch
      Petroleum Co. NY
      Reg.                    57,900       3,437,813

ASMT INVESCO

EQUITY INCOME PORTFOLIO

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
    Schlumberger Ltd.         45,000    $  3,425,625
    Unocal Corp.             110,000       3,753,750
                                        ------------
                                          30,545,874
                                        ------------
  PAPER & FOREST PRODUCTS -- 2.1%
    Bowater, Inc.             60,000       3,247,500
    Temple-Inland, Inc.       35,000       1,566,250
    Weyerhaeuser Co.          47,000       2,206,063
                                        ------------
                                           7,019,813
                                        ------------
  PHARMACEUTICALS -- 6.7%
    American Home
      Products Corp.         106,900       6,788,150
    Merck & Co., Inc.         57,700       5,189,394
    Pfizer, Inc.             122,500       5,290,469
    Pharmacia Corp.           92,300       5,076,500
                                        ------------
                                          22,344,513
                                        ------------
  PRINTING & PUBLISHING -- 1.0%
    McGraw-Hill Co.,
      Inc.                    52,800       3,389,100
                                        ------------
  RAILROADS -- 0.7%
    Kansas City Southern
      Industries, Inc.        50,000         434,375
    Norfolk Southern
      Corp.                  133,900       1,891,338
                                        ------------
                                           2,325,713
                                        ------------
  RETAIL & MERCHANDISING -- 3.7%
    Radio Shack Corp.         90,600       5,402,025
    Target Corp.             136,000       3,757,000
    Wal-Mart Stores,
      Inc.                    67,200       3,049,200
                                        ------------
                                          12,208,225
                                        ------------
  SEMICONDUCTORS -- 2.5%
    Intel Corp.               82,700       3,721,500
    Maxim Integrated
      Products, Inc.*         70,000       4,641,875
                                        ------------
                                           8,363,375
                                        ------------
  TELECOMMUNICATIONS -- 8.0%
    AT&T Corp.                52,000       1,205,750
    AT&T Corp. Liberty
      Media Group Cl-A*       72,000       1,296,000
    BellSouth Corp.           75,800       3,662,088
    Cox Communications,
      Inc. Cl-A*              34,700       1,528,969
    Crown Castle
      International
      Corp.*                  57,000       1,727,813
    EchoStar
      Communications
      Corp. Cl-A*             30,000       1,357,500
    Lucent Technologies,
      Inc.                    54,000       1,258,875
    Qwest Communications
      International,
      Inc.*                  103,759       5,045,280

----------------------------------------------------
                            SHARES         VALUE
----------------------------------------------------
    SBC Communications,
      Inc.                    97,272    $  5,611,378
    Verizon
      Communications          65,700       3,798,281
                                        ------------
                                          26,491,934
                                        ------------
  UTILITIES -- 2.6%
    Duke Energy Corp.         43,500       3,760,031
    Enron Corp.               37,000       3,036,313
    Exelon Corp.              28,962       1,741,346
                                        ------------
                                           8,537,690
                                        ------------
TOTAL COMMON STOCK
  (Cost $202,676,745)                    239,453,734
                                        ------------
                             PAR
                            (000)
                            -----
CORPORATE OBLIGATIONS -- 17.4%
  ADVERTISING -- 0.1%
    MDC Corp., Inc.
      10.50%, 12/01/06    $      500         457,500
                                        ------------
  BEVERAGES -- 0.7%
    Seagram, (J.) & Sons
      Co.
      7.60%, 12/15/28          2,000       2,214,940
                                        ------------
  BROADCASTING -- 0.8%
    Chancellor Media
      Corp.
      8.00%, 11/01/08          1,000       1,005,000
    Chancellor Media
      Corp. L.A. Cl-B
      8.75%, 06/15/07            250         255,625
      8.125%, 12/15/07         1,300       1,313,000
                                        ------------
                                           2,573,625
                                        ------------
  BUSINESS SERVICES -- 0.1%
    Intermedia
      Communications,
      Inc. Cl-B
      8.60%, 06/01/08            500         473,750
                                        ------------
  CABLE TELEVISION -- 0.2%
    Comcast U.K. Cable
      Corp. [STEP]
      7.137%, 11/15/07           750         686,250
                                        ------------
  CHEMICALS -- 0.1%
    Equistar Chemicals
      L.P.
      7.55%, 02/15/26            250         194,220
                                        ------------
  COMPUTER SERVICES & SOFTWARE -- 0.6%
    Juniper Networks,
      Inc.
      4.75%, 03/15/07          1,500       2,041,875
                                        ------------

                                                   AMERICAN SKANDIA MASTER TRUST

----------------------------------------------------
                             PAR
                            (000)          VALUE
----------------------------------------------------
ENTERTAINMENT &
LEISURE -- 0.2%
    Park Place
      Entertainment
      8.875%, 09/15/08    $      500    $    492,500
    Time Warner
      Entertainment Co.
      7.25%, 09/01/08            100          99,462
                                        ------------
                                             591,962
                                        ------------
  FINANCIAL SERVICES -- 0.5%
    Associates Corp. of
      North America Cl-E
      7.375%, 06/11/07           500         505,281
    Resolution Funding
      Corp.
      6.58%, 04/15/09
      [ZCB]                    2,000       1,190,594
                                        ------------
                                           1,695,875
                                        ------------
  HEALTHCARE SERVICES -- 0.0%
    FHP International
      Corp.
      7.00%, 09/15/03             50          48,755
                                        ------------
  HOTELS & MOTELS -- 0.1%
    Hilton Hotels Corp.
      7.20%, 12/15/09            250         232,094
                                        ------------
  INSURANCE -- 0.3%
    Progressive Corp.
      6.625%, 03/01/29           500         400,773
    The Equitable
      Companies, Inc.
      9.00%, 12/15/04            500         530,378
                                        ------------
                                             931,151
                                        ------------
  INTERNET SERVICES -- 0.1%
    Call-Net
      Enterprises, Inc.
      [STEP]
      10.80%, 05/15/09           500         132,500
    PSINet, Inc. Cl-B
      10.00%, 02/15/05           500         241,250
                                        ------------
                                             373,750
                                        ------------
  MACHINERY & EQUIPMENT -- 0.1%
    United Rentals, Inc.
      9.25%, 01/15/09            500         412,500
                                        ------------
  OIL & GAS -- 0.7%
    Atlantic Richfield
      Co.
      10.875%, 07/15/05          500         582,088
    CMS Panhandle
      Holding Co.
      6.50%, 07/15/09            500         446,949
    Gulf Canada
      Resources Ltd.
      8.25%, 03/15/17            100         101,250

----------------------------------------------------
                             PAR
                            (000)          VALUE
----------------------------------------------------
    Noram Energy Corp.
      6.00%, 03/15/12
      [CVT]               $      400    $    350,000
    Snyder Oil Corp.
    8.75%, 06/15/07              750         772,500
                                        ------------
                                           2,252,787
                                        ------------
  PAPER & FOREST PRODUCTS -- 0.3%
    Bowater, Inc.
      9.00%, 08/01/09            500         518,941
    Chesapeake Corp.
      7.20%, 03/15/05            500         454,874
                                        ------------
                                             973,815
                                        ------------
  PHARMACEUTICALS -- 0.1%
    McKesson Corp.
      4.50%, 03/01/04            200         179,000
                                        ------------
  TELECOMMUNICATIONS -- 6.0%
    Allegiance Telecom,
      Inc. Cl-B [STEP]
      12.409%, 02/15/08        1,700       1,181,500
    Asia Global Crossing
      Ltd. 144A
      13.375%, 10/15/10          500         465,000
    Caprock
      Communications
      Corp.
      11.50%, 05/01/09         1,250       1,209,375
    Centel Capital Corp.
      9.00%, 10/15/19            250         259,583
    Clearnet
      Communications,
      Inc.
      8.623%, 05/01/09         1,000         810,000
    ESAT Telecom Group
      PLC
      9.438%, 02/01/07
      [STEP]                   1,500       1,455,000
      11.875%, 12/01/08          750         888,750
    GTE Corp.
      7.90%, 02/01/27            731         706,056
    Intermedia
      Communications,
      Inc. Cl-B [STEP]
      9.592%, 07/15/07         1,000         827,500
    Level 3
      Communications,
      Inc. [STEP]
      12.533%, 12/01/08        1,500         817,500
    McLeodUSA, Inc.
      [STEP]
      10.633%, 03/01/07          500         420,000
    Metromedia Fiber
      Network, Inc. Cl-B
      10.00%, 11/15/08           750         667,500
    MetroNet
      Communications
      Corp. [STEP]
      8.691%, 06/15/08         4,250       3,453,124

ASMT INVESCO

EQUITY INCOME PORTFOLIO

----------------------------------------------------
                             PAR
                            (000)          VALUE
----------------------------------------------------
  NEXTLINK Communications,
  Inc.
      12.50%, 04/15/06    $    1,000    $    945,000
      9.625%, 10/01/07           250         211,250
      11.51%, 04/15/08
      [STEP]                     250         138,125
    Price Communications
      Wireless, Inc.
      Cl-B
      9.125%, 12/15/06           500         502,500
    Qwest Communications
      International,
      Inc. Cl-B [STEP]
      8.148%, 02/01/08         1,800       1,509,750
      7.25%, 11/01/08            250         243,830
    RCN Corp.
      10.125%, 01/15/10          500         342,500
    Renaissance Media
      Group
      9.587%, 04/15/08
      [STEP]                     598         421,590
    Rogers Cantel, Inc.
      9.375%, 06/01/08           500         512,500
      9.75%, 06/01/16          1,250       1,337,500
    US West
      Communications
      Group
      5.65%, 11/01/04            650         608,713
                                        ------------
                                          19,934,146
                                        ------------
  UTILITIES -- 6.4%
    Appalachian Power
      Co.
      8.00%, 06/01/25            500         492,739
    Arizona Public
      Service Co.
      8.00%, 02/01/25          1,000         969,936
    Cleveland Electric
      Illuminating Co.
      9.00%, 07/01/23            250         256,100
    Cleveland Electric
      Illuminating Co.
      Cl-D
      7.88%, 11/01/17            500         494,560
    Commonwealth Edison
      Co.
      8.00%, 05/15/08            400         409,620
      8.50%, 07/15/22            250         256,083
      8.375%, 02/15/23           828         835,706
    Consumers Energy Co.
      7.375%, 09/15/23           500         446,019
    Duquesne Light Co.
      7.55%, 06/15/25          1,000         942,345
    El Paso Electric Co.
      8.90%, 02/01/06          1,250       1,306,249
    El Paso Electric Co.
      Cl-C
      8.25%, 02/01/03            200         202,509

----------------------------------------------------
                             PAR
                            (000)          VALUE
----------------------------------------------------
    Gulf Power Co.
      6.875%, 01/01/26    $      500    $    441,252
    Gulf States
      Utilities
      8.70%, 04/01/24            250         259,030
    Indiana Michigan
      Power
      8.50%, 12/15/22          1,000       1,016,665
    Jersey Central Power
      & Light Co.
      7.98%, 02/16/23            500         490,604
      7.50%, 05/01/23            500         469,511
    Kentucky Utility
      Energy Corp.
      7.55%, 06/01/25            500         475,557
    Metropolitan Edison
      Co. Cl-B
      8.15%, 01/30/23             75          73,973
    New York State
      Electric & Gas
      Corp.
      8.30%, 12/15/22            200         200,097
    Niagara Mohawk Power
      Corp.
      8.75%, 04/01/22            500         512,392
      8.50%, 07/01/23            300         305,258
    NRG Northeast
      Generating Co.
      144A
      9.292%, 12/15/24         1,750       1,799,851
    Potomac Edison Co.
      8.00%, 06/01/24            500         492,212
      7.75%, 05/01/25            650         626,926
    Potomac Electric
      Power
      8.50%, 05/15/27          1,000       1,019,880
    Public Service
      Electric & Gas Co.
      6.375%, 05/01/08           500         471,435
    Public Service of
      New Mexico
      7.50%, 08/01/18            460         432,418
    Public Service of
      New Mexico Cl-A
      7.10%, 08/01/05            750         734,053
    TXU Corp.
      7.875%, 04/01/24           500         485,756
      8.50%, 08/01/24            500         514,806
      7.375%, 10/01/25           500         461,468
    TXU Electric Capital
      Corp.
      8.175%, 01/30/37           750         757,637
    Union Electric Co.
      8.75%, 12/01/21            750         781,604
      8.25%, 10/15/22          1,000       1,018,556
    Western
      Massachusetts
      Electric Co. Cl-V
      7.75%, 12/01/02            117         116,897

                                                   AMERICAN SKANDIA MASTER TRUST

----------------------------------------------------
                             PAR
                            (000)          VALUE
----------------------------------------------------
    Wisconsin Electric &
      Power
      8.375%, 12/01/26    $    1,000    $  1,016,563
                                        ------------
                                          21,586,267
                                        ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $59,590,106)                      57,854,262
                                        ------------

U.S. TREASURY OBLIGATIONS -- 2.8%
     U.S. Treasury Notes
      6.625%, 05/31/02         1,250       1,260,361
      5.875%, 11/15/04         3,000       3,002,034
      5.625%, 05/15/08         4,750       4,684,051
      6.00%, 08/15/09            500         505,349
                                        ------------
  (Cost $9,576,173)                        9,451,795
                                        ------------
                            SHARES
                            ------
PREFERRED STOCK -- 0.4%
  TELECOMMUNICATIONS
    Broadwing
      Communications,
      Inc. 12.50%              1,000         992,500
    Global Crossing
      Holdings Ltd.
      10.50% [PIK]*            5,000         481,250
                                        ------------
  (Cost $1,596,250)                        1,473,750
                                        ------------

----------------------------------------------------
                             PAR
                            (000)          VALUE
----------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.4%
    Federal Home Loan
      Mortgage Corp.
      6.50%, 02/01/30
  (Cost $1,387,244)       $    1,488    $  1,431,004
                                        ------------
COMMERCIAL PAPER -- 3.0%
    American Express
      Credit Corp.
      6.58%, 11/03/00
  (Cost $10,000,000)          10,000      10,000,000
                                        ------------
                            SHARES
                            ------
SHORT-TERM INVESTMENTS -- 3.1%
    Temporary Investment
      Cash Fund            5,082,654    $  5,082,654
    Temporary Investment
      Fund                 5,082,653       5,082,653
                                        ------------
  (Cost $10,165,307)                      10,165,307
                                        ------------
TOTAL INVESTMENTS -- 99.4%
  (Cost $294,991,825)                    329,829,852
OTHER ASSETS LESS
  LIABILITIES -- 0.6%                      1,855,875
                                        ------------
NET ASSETS -- 100.0%                    $331,685,727
                                        ============

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the year, these securities amounted to 0.7% of net assets.

See Notes to Financial Statements.

ASMT PIMCO TOTAL

RETURN BOND PORTFOLIO

----------------------------------------------------
                             PAR
                            (000)          VALUE
----------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 96.9%
    Federal Home Loan
      Mortgage Corp.
      6.00%, 12/13/30
         [TBA]             $ 1,000     $     937,810
      6.30%, 06/01/04        3,000         2,951,130
      6.50%, 08/15/23-
         12/15/23            3,883         3,821,394
      7.00%, 12/13/30
         [TBA]              21,300        20,867,397
      7.50%, 07/15/30        2,800         2,719,741
      7.813%, 07/01/30         788           793,644
                                       -------------
                                          32,091,116
                                       -------------
    Federal National
      Mortgage Assoc.
      6.00%, 11/13/30        4,000         3,750,000
      6.446%, 01/01/28
         [VR]                  211           207,579
      6.50%, 05/18/23        1,821         1,801,992
      7.00%, 02/15/27-
         11/13/30            4,875         4,616,499
      8.50%, 08/01/24-
         12/01/25              713           731,195
                                       -------------
                                          11,107,265
                                       -------------
    Government National
      Mortgage Assoc.
      6.50%, 11/22/29-
         11/23/30           39,962        38,671,736
      6.875%, 02/04/40       4,987         4,899,465
      7.00%, 11/15/27-
         11/20/30           82,157        80,922,644
      7.067%, 09/01/40       6,300         6,308,860
      7.50%, 11/20/30
         [TBA]              27,200        27,282,563
      8.00%, 11/20/30
         [TBA]                 400           406,624
                                       -------------
                                         158,491,892
                                       -------------
    Student Loan
      Marketing Assoc.
      6.824%, 07/25/04
         [FRB]                 724           720,944
                                       -------------
  (Cost $202,970,901)                    202,411,217
                                       -------------
CORPORATE OBLIGATIONS -- 40.4%
  AIRLINES -- 1.3%
    Continental
      Airlines, Inc.
      6.954%, 02/02/11       2,829         2,732,175
                                       -------------
  AUTOMOBILE MANUFACTURERS -- 2.4%
    DaimlerChrysler NA
      7.001%, 08/16/04       5,000         5,004,230
                                       -------------

----------------------------------------------------
                             PAR
                            (000)          VALUE
----------------------------------------------------
  CONGLOMERATES -- 0.5%
    Philip Morris
      Companies, Inc.
      7.625%, 05/15/02     $ 1,000     $     994,798
                                       -------------
  CONSUMER PRODUCTS & SERVICES -- 1.0%
    Sears Roebuck
      Acceptance Corp.
      6.86%, 08/06/01        2,000         2,002,106
                                       -------------
  FINANCIAL -- BANK & TRUST -- 4.4%
    Banco Latinamericano
      SA 144A+
      7.639%, 12/10/01       3,000         3,003,780
    Beneficial Corp.
      Cl-H [FRN]
      6.77%, 01/09/02          500           500,346
    PNC Bank Corp. NA
      6.682%, 08/15/02       2,800         2,802,209
    Popular North
      America, Inc. Cl-D
      6.625%, 01/15/04       3,000         2,919,426
                                       -------------
                                           9,225,761
                                       -------------
  FINANCIAL SERVICES -- 18.2%
    Banco Nacional de
      Comercio Exterior
      7.25%, 02/02/04        4,500         4,308,750
    Bear Stearns Co.
      7.01%, 03/28/03        1,000           999,611
      7.035%, 03/18/05
      [VR]                     500           500,905
    Caterpillar
      Financial Services
      Corp., Inc.
      6.888%, 02/11/02
      [FRN]                    500           500,734
      6.875%, 08/01/04       4,000         3,968,312
    DTE Capital Corp.
      144A [VR]+
      7.11%, 11/15/03        3,000         2,939,079
    Ford Motor Credit
      Co. [FRN]
      6.813%, 09/03/01       1,000         1,000,685
      6.943%, 06/02/03       2,300         2,293,500
      6.95%, 06/20/03          600           598,742
      6.70%, 07/16/04        2,000         1,954,634
      7.11%, 06/30/05        2,000         1,991,096
    General Motors
      Acceptance Corp.
      6.838%, 04/29/02
      [FRN]                  2,800         2,800,896
      7.035%, 07/21/03       2,700         2,696,649
    Goldman Sachs Group
      Cl-A 144A [FRN]
      6.923%, 12/07/01       2,000         2,004,616

                                                   AMERICAN SKANDIA MASTER TRUST

----------------------------------------------------
                             PAR
                            (000)          VALUE
----------------------------------------------------
    John Deere Capital
      Corp. [FRN]
      6.94%, 04/21/03      $ 3,100     $   3,101,767
    Lehman Brothers
      Holdings, Inc.
      [FRN]
      7.244%, 12/01/00         800           800,163
      6.972%, 09/03/02       1,800         1,798,160
    Merrill Lynch & Co.,
      Inc. [FRN]
      7.25%, 01/11/02        2,000         2,009,254
    Morgan Stanley Dean
      Witter & Co. [FRN]
      6.847%, 03/11/03       1,000           997,750
    New England
      Educational Loan
      Marketing Assoc.
      Cl-B 144A [FRN]
      6.83%, 06/01/01        1,000         1,000,194
                                       -------------
                                          38,265,497
                                       -------------
  HEALTHCARE SERVICES -- 2.0%
    Columbia HCA
      Healthcare Corp.
      6.63%, 07/15/45        4,275         4,170,656
                                       -------------
  INSURANCE -- 0.7%
    Gold Eagle Capital
      [FRN] 144A+
      12.198%, 04/16/01      1,500         1,500,000
                                       -------------
  TELECOMMUNICATIONS -- 6.8%
    MCI WorldCom, Inc.
      6.125%, 08/15/01       1,000           994,034
    Philippine Long
      Distance Telephone
      10.50%, 04/15/09       1,500         1,237,886
    Sprint Capital Corp.
      6.50%, 11/15/01        8,830         8,790,565
    WorldCom, Inc.
      8.875%, 01/15/06       3,000         3,093,663
                                       -------------
                                          14,116,148
                                       -------------
  UTILITIES -- 3.1%
    El Paso Energy Corp.
      6.625%, 07/15/01       4,000         3,988,516
    Pacific Gas &
      Electric Co. 144A+
      7.059%, 10/31/01       2,400         2,400,000
                                       -------------
                                           6,388,516
                                       -------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $84,932,630)                      84,399,887
                                       -------------

----------------------------------------------------
                             PAR
                            (000)          VALUE
----------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 20.2%
    Ameriquest Mortgage
      Securities, Inc.
      Series 2000-1 Cl-A
      6.941%, 06/15/30     $ 2,647     $   2,645,952
    Ameriquest Mortgage
      Securities, Inc.
      Series 2000-2 Cl-A
      6.921%, 06/15/30       1,545         1,547,054
    Brazo 1998-A Cl-A2
      [FRB]
      7.31%, 06/01/23        5,000         4,959,474
    Centre Series 1999
      144A
      6.715%, 02/01/09       2,939         2,822,258
    Chase Mortgage
      Finance Corp.
      1995-A Cl-A
      6.204%, 04/25/25       1,461         1,476,634
    Chase Series 1999-S8
      Cl-A1
      6.35%, 06/25/29        4,660         4,614,345
    Countrywide Home
      Loans Series
      1998-18 Cl-2A3
      6.75%, 11/25/28        1,000           923,768
    Federal Housing
      Authority
      6.68%, 01/01/09          820           785,422
    GE Capital Mortgage
      Services, Inc.
      Series 1999-11
      Cl-Y2
      6.00%, 05/25/29        3,100         3,041,426
    Green Tree Financial
      Corp. 1999 Cl-A5
      7.86%, 04/01/31        1,400         1,339,135
    Morgan Stanley
      Capital Corp.
      Series 1997-H
      144A+
      6.86%, 05/15/06        2,029         2,030,843
    Norwest Asset
      Securities Corp.
      Series 1999-18
      Cl-A2
      6.00%, 07/25/29        5,200         4,906,954
    Norwest Asset
      Securities Corp.
      Series 1999-25
      Cl-A4
      6.50%, 10/25/29        1,978         1,806,146
    PNC Mortgage
      Securities Corp.
      Series 1998-10
      Cl-1A6
      6.50%, 10/25/28        2,000         1,813,206

ASMT PIMCO TOTAL

RETURN BOND PORTFOLIO

----------------------------------------------------
                             PAR
                            (000)          VALUE
----------------------------------------------------
    Providian Gateway
      Master Trust
      Series 2000-B Cl-A
      144A+
      6.90%, 03/16/09      $ 2,000     $   2,000,000
    Prudential
      Securities Secured
      Financing Co.
      Series 1999-C2
      Cl-A1
      6.955%, 06/15/08       2,807         2,803,689
    Small Business
      Investment
      Companies Series
      2000-P10B Cl-1
      7.449%, 08/01/10         600           613,015
    Torrens Trust Series
      2000-1GA Cl-A
      144A+
      6.88%, 07/15/31        2,119         2,119,395
                                       -------------
  (Cost $42,768,993)                      42,248,716
                                       -------------
U.S. TREASURY OBLIGATIONS -- 15.8%
    U.S. Treasury Bills
      5.98%, 02/01/01#         100            98,426
      6.02%, 02/01/01#         115           113,190
                                       -------------
                                             211,616
                                       -------------
    U.S. Treasury Bonds
      9.125%, 05/15/18         600           800,780
      8.125%, 08/15/19-
         05/15/21            4,300         5,363,708
      6.00%, 02/15/26          600           601,522
      6.50%, 11/15/26        1,000         1,069,650
                                       -------------
                                           7,835,660
                                       -------------
    U.S. Treasury
      Inflationary Bonds
      3.625%, 07/15/02-
         04/15/08            6,009         6,432,567
      3.375%, 01/15/07       5,200         5,522,814
      3.875%, 01/15/09-
         04/15/29            2,800         2,952,173
                                       -------------
                                          14,907,554
                                       -------------

----------------------------------------------------
                             PAR
                            (000)          VALUE
----------------------------------------------------
    U.S. Treasury Strips
      8.00%, 02/15/15-
         11/15/24          $35,700     $  10,019,412
                                       -------------
  (Cost $32,856,131)                      32,974,242
                                       -------------
                          PRINCIPAL
                          IN LOCAL
                          CURRENCY
                            (000)
                          ---------
FOREIGN BONDS -- 2.6%
  GERMANY -- 0.4%
    Bundesrepublic
      Germany
      6.25%, 01/04/24          150           136,390
      6.50%, 07/04/27          590           556,223
      6.25%, 01/04/30          260           241,016
                                       -------------
                                             933,629
                                       -------------
  UNITED KINGDOM -- 2.2%
    United Mexican
      States
      8.75%, 05/30/02        3,000         4,398,699
                                       -------------
TOTAL FOREIGN BONDS
  (Cost $5,654,073)                        5,332,328
                                       -------------
                             PAR
                            (000)
                            -----
SOVEREIGN ISSUES -- 0.5%
  BRAZIL
    Republic of Brazil
      7.00%, 01/04/00      $   221           221,644
      7.625%, 04/15/06
      [BRB, FRN]               968           885,969
                                       -------------
  (Cost $1,096,417)                        1,107,613
                                       -------------

                                                   AMERICAN SKANDIA MASTER TRUST

----------------------------------------------------
                             PAR
                            (000)          VALUE
----------------------------------------------------
CERTIFICATES OF DEPOSIT -- 0.5%
    Mexico Credit Link
      11.855%, 02/22/02
      144A+
  (Cost $1,000,000)        $ 1,000     $   1,036,980
                                       -------------
                          NUMBER OF
                          CONTRACTS
                          ---------
OPTIONS -- 0.0%
  CALL OPTIONS
    5 Year U.S. Treasury
      Note Futures,
      Strike Price 106,
      Expires 11/18/00*        172             2,687
                                       -------------
  PUT OPTIONS
    10 Year U.S.
      Treasury Note
      Futures, Strike
      Price 94, Expires
      11/18/00*                171             2,672
                                       -------------
TOTAL OPTIONS
  (Cost $7,201)                                5,359
                                       -------------
                             PAR
                            (000)
                            -----
COMMERCIAL PAPER -- 13.1%
    Abbey National
      6.52%, 01/19/01      $   500           492,890
    American Electric
      Power
      6.74%, 12/01/00++        400           397,753
    Associates Corp.
      6.55%, 01/24/01          800           787,848
    Bombardier Capital
      Corp.
      6.72%, 11/20/00++        800           797,163
    Cox Communications
      Corp.+,++
      6.725%, 11/06/00         500           499,533
      6.71%, 12/07/00        1,000           993,290
    Eastman Kodak Co.
      6.52%, 11/29/00          100            99,495
    Edison Midwest Co.
      6.73%, 11/15/00++        800           797,906
    General Electric
      Capital Corp.
      6.57%, 01/10/01          300           296,220
    Houston Industries,
      Inc.
      6.80%, 11/08/00++        500           499,351

----------------------------------------------------
                             PAR
                            (000)          VALUE
----------------------------------------------------
    Infinity
      Broadcasting
      Corp.++
      6.72%, 11/09/00      $   600     $     599,104
      6.71%, 12/01/00        1,500         1,491,613
      6.72%, 12/05/00        6,000         5,961,920
    Norfolk Southern
      Corp.
      6.72%,
      11/07/00+,++             800           799,104
    Sprint Capital Corp.
      6.72%, 11/08/00++        800           798,953
    UBS Finance
      6.53%, 01/16/01       10,000         9,860,330
    Verizon Global
      Funding
      6.54%, 01/24/01        2,200         2,166,582
                                       -------------
  (Cost $27,340,532)                      27,339,055
                                       -------------
TOTAL INVESTMENTS -- 190.0%
  (Cost $398,626,878)                    396,855,397
                                       -------------
                          NUMBER OF
                          CONTRACTS
                          ---------
WRITTEN OPTIONS -- 0.0%
  CALL OPTIONS
    10 Year U.S.
      Treasury Note
      Future, Strike
      Price 102, Expires
      11/18/00*                 43            (5,375)
    10 Year U.S.
      Treasury Note
      Futures, Strike
      Price 103, Expires
      11/18/00*                 56            (1,750)
                                       -------------
                                              (7,125)
                                       -------------
  PUT OPTIONS
    10 Year U.S.
      Treasury Note
      Futures, Strike
      Price 97, Expires
      11/18/00*                 16              (250)
    10 Year U.S.
      Treasury Note
      Futures, Strike
      Price 98, Expires
      11/18/00*                 33            (1,031)
                                       -------------
                                              (1,281)
                                       -------------
TOTAL WRITTEN OPTIONS
  (Cost $(30,471))                            (8,406)
                                       -------------

ASMT PIMCO TOTAL

RETURN BOND PORTFOLIO

----------------------------------------------------
                             PAR
                            (000)          VALUE
----------------------------------------------------
SALE COMMITMENTS -- (0.2)%
    Government National
      Mortgage Assoc.
      8.00%, 11/20/30
      [TBA]
  (Cost $(406,937))        $   400     $    (406,624)
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (89.8%)                     (187,536,448)
                                       -------------
NET ASSETS -- 100.0%                   $ 208,903,919
                                       =============

Foreign currency exchange contracts outstanding at October 31, 2000:

                                                                      UNREALIZED
SETTLEMENT                CONTRACTS TO   IN EXCHANGE   CONTRACTS    APPRECIATION/
MONTH        TYPE           DELIVER          FOR        AT VALUE    (DEPRECIATION)
----------------------------------------------------------------------------------
11/00        Sell   EUR     1,281,000    $1,127,657    $1,086,908      $ 40,749
11/00        Sell   GBP     3,605,000     5,216,500     5,237,466       (20,966)
                                         ----------    ----------      --------
                                         $6,344,157    $6,324,374      $ 19,783
                                         ==========    ==========      ========

-------------------------------------------------------
# Securities with an aggregate market value of $1,620,926 have been segregated with the custodian to cover margin requirements for the following open futures contracts at October 31, 2000:

                                            NOTIONAL     UNREALIZED
                          EXPIRATION         AMOUNT    APPRECIATION/
DESCRIPTION                 MONTH            (000)     (DEPRECIATION)
---------------------------------------------------------------------
Short U.S. Treasury 2       12/00           $(92,000)     $160,188
 Year Note
Short 10 Year U.K. Gilt     12/00      GBP   (82,000)      (84,817)
U.S. Treasury 30 Year       12/00              9,900        83,031
 Bond
U.S. Treasury 10 Year       12/00             13,500        79,789
 Note
10 Year Euro Bund           12/00      EUR    22,200        34,084
                                                          --------
                                                          $272,275
                                                          ========

Interest rate swap agreements outstanding at October 31, 2000:

                                            NOTIONAL
                          EXPIRATION         AMOUNT      UNREALIZED
DESCRIPTION                 MONTH            (000)      DEPRECIATION
---------------------------------------------------------------------
Receive variable rate       01/09      EUR      680      $  (8,985)
 payments on the six
 month LIBOR-BBA
 floating rate -- 0.499%
 and pay fixed rate
 payments of 6.00%
Receive variable rate       01/24      EUR      150        (10,909)
 payments on the six
 month LIBOR-BBA
 floating rate -- 0.54%
 and pay fixed rate
 payments of 6.25%
Receive variable rate       01/30      EUR      400         (2,396)
 payments on the three
 month LIBOR-BBA
 floating rate -- 0.59%
 and pay fixed rate
 payments of 6.01%
Receive variable rate       05/30      EUR      510         (4,893)
 payments on the six
 month LIBOR-BBA
 floating rate and pay
 fixed rate payments of
 6.175%
Zero Coupon Swap.           11/21           $13,300       (197,976)
 Receive (net
 appreciation) or pay
 (net depreciation), on
 expiration date, the
 difference between the
 three month LIBOR-BBA
 and the notional amount
Zero Coupon Swap.           11/21           $ 5,300        (82,741)
 Receive (net
 appreciation) or pay
 (net depreciation), on
 expiration date, the
 difference between the
 three month LIBOR-BBA
 and the notional amount
                                                         ---------
                                                         $(307,900)
                                                         =========

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
*  Non-income producing security.
+ Illiquid security. At the end of the year, these securities amounted to 7.4% of net assets.
++ Security is restricted as to resale and may not be resold except to qualified institutional buyers. At the end of the year, these securities amounted to 6.5% of net assets.
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the year, these securities amounted to 10.9% of net assets.

See Notes to Financial Statements.

                                                   AMERICAN SKANDIA MASTER TRUST

ASMT JPM

MONEY MARKET PORTFOLIO

---------------------------------------------------
                              PAR
                             (000)        VALUE
---------------------------------------------------
COMMERCIAL PAPER -- 51.9%
  AUTOMOBILE MANUFACTURERS -- 0.8%
    General Motors
      Acceptance Corp.
      6.49%, 02/05/01        $2,000    $  1,965,387
                                       ------------
  CONSUMER PRODUCTS & SERVICES -- 3.9%
    Gillette Co.+
      6.46%, 12/11/00         5,000       4,964,111
      6.47%, 12/13/00         5,000       4,962,258
                                       ------------
                                          9,926,369
                                       ------------
  FINANCIAL -- BANK & TRUST -- 1.9%
    Bank of America Corp.
      6.48%, 02/23/01         1,000         979,480
      6.49%, 03/07/01         4,000       3,909,140
                                       ------------
                                          4,888,620
                                       ------------
  FINANCIAL SERVICES -- 15.2%
    Associates Corp. NA
      6.64%, 11/01/00         5,000       5,000,000
    Credit Suisse First
      Boston
      6.50%, 02/05/01         6,000       5,896,000
      6.49%, 03/05/01         2,000       1,955,291
    Cregem North America
      6.52%, 01/31/01         3,000       2,950,557
    General Electric
      Capital Corp.
      6.64%, 11/01/00         8,605       8,605,000
    Private Export Corp.
      6.46%, 03/07/01         5,000       4,886,950
    Salomon Smith Barney
      6.49%, 12/07/00         9,000       8,941,589
                                       ------------
                                         38,235,387
                                       ------------
  OIL & GAS -- 8.2%
    British Gas Capital,
      Inc.
      6.54%, 01/12/01         4,000       3,947,680
      6.48%, 02/22/01         7,000       6,857,620
      6.48%, 02/26/01         3,000       2,936,820
    Texaco, Inc.
      6.47%, 11/09/00         7,000       6,989,936
                                       ------------
                                         20,732,056
                                       ------------
  PHARMACEUTICALS -- 3.9%
    Merck & Co.
      6.46%, 11/29/00        10,000       9,949,756
                                       ------------
  REAL ESTATE -- 5.9%
    HD Real Estate Funding
      6.80%, 11/21/00+        8,000       7,969,778
    Nationwide Building
      6.50%, 02/09/01         2,000       1,963,889
      6.46%, 03/01/01         5,000       4,892,333
                                       ------------
                                         14,826,000
                                       ------------

---------------------------------------------------
                              PAR
                             (000)        VALUE
---------------------------------------------------
  TELECOMMUNICATIONS -- 4.7%
    Bellsouth
      Telecommunications
      6.46%, 11/28/00        $2,000    $  1,990,310
    SBC Communications,
      Inc.+
      6.48%, 11/29/00         4,000       3,979,840
      6.45%, 12/12/00         6,000       5,955,925
                                       ------------
                                         11,926,075
                                       ------------
  UTILITIES -- 7.4%
    National Rural
      Utilities
      6.53%, 01/26/01         3,000       2,953,202
      6.47%, 02/21/01         2,000       1,959,742
      6.455%, 02/23/01        2,000       1,959,118
      6.45%, 03/16/01         7,000       6,830,688
    Wisconsin Energy Corp.
      6.50%, 12/04/00+        5,000       4,970,208
                                       ------------
                                         18,672,958
                                       ------------
TOTAL COMMERCIAL PAPER
  (Cost $131,122,608)                   131,122,608
                                       ------------
CORPORATE OBLIGATIONS -- 32.7%
  AUTOMOBILE MANUFACTURERS -- 1.2%
    General Motors
      Acceptance Corp.
      6.87%, 03/30/01         3,000       3,001,781
                                       ------------
  FINANCIAL -- BANK & TRUST -- 22.0%
    American Express
      Centurion
      6.59%, 10/16/01         7,000       7,000,000
    Australia & New Zealand
      Banking Group
      6.71%, 11/01/00         9,500       9,496,296
    Bank of America NA
      6.67%, 04/03/01         5,000       5,000,000
      6.67%, 04/06/01         2,000       2,001,396
    Bank of Scotland 144A
      6.633%, 03/05/01
      [FRN]++                 3,000       2,999,950
    BankBoston Corp.
      6.738%, 05/11/01        7,000       7,002,909
    Chase Manhattan Corp.
      6.79%, 04/26/01         1,000       1,000,233
    Comerica Bank
      6.535%, 02/14/01
      [FRN]                   4,000       3,999,354
    First Union National
      Bank
      6.718%, 05/04/01        3,000       3,000,940
      6.66%, 10/16/01         7,000       7,000,000
    Fleet National Bank
      6.86%, 01/22/01         2,000       2,000,639

ASMT JPM

MONEY MARKET PORTFOLIO

---------------------------------------------------
                              PAR
                             (000)        VALUE
---------------------------------------------------
    U.S. Bank of Minnesota
      NA
      6.625%, 04/04/01
      [FRN]++                $5,000    $  4,999,087
                                       ------------
                                         55,500,804
                                       ------------
  FINANCIAL SERVICES -- 9.5%
    AT&T Capital Corp.
      6.972%, 04/09/01        3,000       3,002,483
    CIT Group, Inc.
      6.66%, 01/19/01
      [FRN]++                 3,000       2,999,589
      6.60%, 02/14/01
      [FRN]++                 3,000       2,999,240
    Citigroup, Inc.
      6.58%, 04/04/01
      [FRN]++                 5,000       5,000,000
    General Electric
      Capital Corp.
      6.753%, 01/02/01
      [FRN]++                 5,000       5,000,000
    Household Finance Co.
      6.78%, 06/22/01         5,000       5,004,544
                                       ------------
                                         24,005,856
                                       ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $82,508,441)                     82,508,441
                                       ------------
CERTIFICATES OF DEPOSIT -- 28.3%
    Abbey National Treasury
      6.45%, 01/08/01         4,000       3,999,646
      6.47%, 01/10/01         2,000       1,999,818
    Banc One
      6.65%, 03/22/01         3,000       3,000,000
    Bayerische Landesbank
      NY
      6.545%, 12/15/00
      [FRN]++                 1,500       1,499,847
      6.61%, 09/19/01         7,000       6,997,597
    Citibank NA
      7.41%, 05/30/01         2,000       2,000,000
    Commerzbank AG NY
      6.537%, 03/01/01        3,000       2,999,424
      6.54%, 03/19/01         5,000       4,999,198
      6.57%, 04/26/01
      [FRN]++                 3,000       2,999,716
    Credit Commercial de
      Belgium
      6.70%, 02/26/01         4,000       3,999,392
    Deutsche Bank
      6.19%, 12/01/00         5,500       5,499,698
      6.525%, 02/16/01
      [FRN]++                 3,000       2,999,571
    Dresdner Bank NY
      6.55%, 03/28/01         5,000       4,999,209

---------------------------------------------------
                              PAR
                             (000)        VALUE
---------------------------------------------------
    Landesbank Hessen --
      Thueringen
      7.142%, 05/08/01       $3,000    $  2,999,891
    Rabobank Nederland NV
      6.66%, 03/09/01         1,000         999,834
    Union Bank of
      Switzerland
      6.235%, 12/04/00        5,000       4,999,677
      6.39%, 12/21/00         2,500       2,499,837
    Westdeutsche Landesbank
      6.66%, 01/29/01         6,000       5,999,999
      6.75%, 02/28/01         3,000       3,000,000
    Westdeutsche Landesbank
      NY
      6.54%, 03/23/01
      [FRN]++                 3,000       2,999,431
                                       ------------
  (Cost $71,491,785)                     71,491,785
                                       ------------
SOVEREIGN ISSUES -- 4.7%
    Province of Quebec
      6.675%, 12/14/00        8,000       7,936,216
      6.46%, 02/16/01         4,000       3,923,198
                                       ------------
  (Cost $11,859,414)                     11,859,414
                                       ------------
                             SHARES
                             ------
SHORT-TERM INVESTMENTS -- 0.1%
    Temporary Investment
      Cash Fund              93,654          93,654
    Temporary Investment
      Fund                   93,653          93,653
                                       ------------
  (Cost $187,307)                           187,307
                                       ------------
TOTAL INVESTMENTS -- 117.7%
  (Cost $297,169,555)                   297,169,555
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (17.7%)                     (44,677,579)
                                       ------------
NET ASSETS -- 100.0%                   $252,491,976
                                       ============

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
+ Security is restricted as to resale and may not be resold except to qualified institutional buyers. At the end of the year, these securities amounted to 13.0% of net assets.
++ Maturity date reflects the next interest rate change date.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the year, this security amounted to 1.2% of net assets.

See Notes to Financial Statements.

                                                   AMERICAN SKANDIA MASTER TRUST

DEFINITION OF ABBREVIATIONS
-------------------------------------------------------
THE FOLLOWING ABBREVIATIONS ARE USED THROUGHOUT THE SCHEDULES OF INVESTMENTS:

SECURITY DESCRIPTIONS:

ADR   --   American Depositary Receipt
BRB   --   Brady Bond
CVT   --   Convertible Security
FRB   --   Floating Rate Bond(1)
FRN   --   Floating Rate Note(1)
STEP  --   Stepped Coupon Bond(2)
PIK   --   Payment in Kind Security
TBA   --   To be Announced Security
VR    --   Variable Rate Bond(1)
ZCB   --   Zero Coupon Bond(2)

COUNTRIES/CURRENCIES:
CHF  --   Switzerland/Swiss Franc
DKK  --   Denmark/Danish Krona
EUR  --   Europe/Euro Dollar
GBP  --   United Kingdom/British Pound
HKD  --   Hong Kong/Hong Kong Dollar
JPY  --   Japan/Japanese Yen
SEK  --   Sweden/Swedish Krona

(1) Rates shown for variable and floating rate securities are the coupon rates as of October 31, 2000.

(2) Rates shown are the effective yields at purchase date.

OCTOBER 31, 2000
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                    ASMT                                         ASMT
                                  AMERICAN          ASMT           ASMT         PIMCO          ASMT
                                   CENTURY         JANUS         INVESCO        TOTAL          JPM
                                INTERNATIONAL     CAPITAL         EQUITY        RETURN        MONEY
                                   GROWTH          GROWTH         INCOME         BOND         MARKET
                                  PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
                                -------------  --------------  ------------  ------------  ------------
ASSETS:
  Investments in Securities at
    Value (A)                   $ 96,858,500   $2,372,838,256  $329,829,852  $396,855,397  $297,169,555
  Collateral Received for
    Securities Lent                       --      293,005,691    40,469,377            --            --
  Cash                                 9,407               --            --     1,124,618            --
  Foreign Currency (B)                    --               --            --       390,448            --
  Receivable for:
    Securities Sold                1,699,375        5,383,432     2,729,576    22,011,949           845
    Dividends and Interest            96,658          121,681     1,777,154     2,354,667     2,223,034
    Contributions by Feeder
      Fund                         4,793,957       12,692,521     1,188,838     2,791,439     6,308,228
  Unrealized Appreciation on
    Foreign Currency Exchange
    Contracts                          5,381               --            --        40,749            --
  Deferred Organization Costs          8,370            8,370         8,472         8,472         8,495
                                ------------   --------------  ------------  ------------  ------------
        Total Assets             103,471,648    2,684,049,951   376,003,269   425,577,739   305,710,157
                                ------------   --------------  ------------  ------------  ------------
LIABILITIES:
  Cash Overdraft                          --               --            --            --       187,086
  Written Options Outstanding,
    at Value                              --               --            --         8,406            --
  Sale Commitments, at Value              --               --            --       406,624            --
  Unrealized Depreciation on
    Foreign Currency Exchange
    Contracts                          2,250               --            --        20,966            --
  Unrealized Depreciation on
    Swap Agreements                       --               --            --       307,900            --
  Payable upon Return of
    Securities Lent                       --      293,005,691    40,469,377            --            --
  Payable to Investment
    Manager                          108,821        1,842,138       101,150       110,844        95,106
  Payable for:
    Securities Purchased           1,275,269       42,585,772     3,339,227   215,189,343     9,496,295
    Withdrawals by Feeder
      Funds                          560,750        3,803,559       289,617       475,676    43,434,072
    Futures Variation Margin              --               --            --       139,738            --
    Accrued Expenses and Other
      Liabilities                    149,546          117,383       118,171        14,323         5,622
                                ------------   --------------  ------------  ------------  ------------
        Total Liabilities          2,096,636      341,354,543    44,317,542   216,673,820    53,218,181
                                ------------   --------------  ------------  ------------  ------------
Net Assets                      $101,375,012   $2,342,695,408  $331,685,727  $208,903,919  $252,491,976
                                ============   ==============  ============  ============  ============
(A) Investments at Cost         $ 93,972,994   $1,877,481,977  $294,991,825  $398,626,878  $297,169,555
                                ============   ==============  ============  ============  ============
(B) Foreign Currency at Cost    $         --   $           --  $         --  $    392,469  $         --
                                ============   ==============  ============  ============  ============

                                                   AMERICAN SKANDIA MASTER TRUST

FOR THE YEAR ENDED OCTOBER 31, 2000
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                      ASMT                                         ASMT
                                                    AMERICAN          ASMT           ASMT          PIMCO         ASMT
                                                     CENTURY          JANUS         INVESCO        TOTAL          JPM
                                                  INTERNATIONAL      CAPITAL        EQUITY        RETURN         MONEY
                                                     GROWTH          GROWTH         INCOME         BOND         MARKET
                                                    PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                  -------------   -------------   -----------   -----------   -----------
INVESTMENT INCOME:
    Interest                                       $   124,089    $  24,753,481   $ 5,400,389   $13,042,535   $15,546,214
    Dividends                                          605,318        3,324,284     2,956,791            --            --
    Foreign Taxes Withheld                             (94,585)         (32,843)     (131,945)       (4,513)         (564)
                                                   -----------    -------------   -----------   -----------   -----------
        Total Investment Income                        634,822       28,044,922     8,225,235    13,038,022    15,545,650
                                                   -----------    -------------   -----------   -----------   -----------
EXPENSES:
    Advisory Fees                                      705,166       22,207,185     1,997,466     1,190,054     1,217,863
    Shareholder Servicing Fees                           6,001            6,001         6,001         6,001         6,001
    Administration and Accounting Fees                  44,350          523,851       214,633       180,228       155,993
    Custodian Fees                                     155,993          215,854        40,504        49,274        43,157
    Distribution Fees                                       --           60,201        88,890            --            --
    Audit and Legal Fees                                 1,603           52,183         6,258         4,367         5,738
    Organization Costs                                   5,219            5,219         5,208         5,208         5,201
    Trustees' Fees                                       1,258           40,956         4,911         3,425         4,503
    Miscellaneous Expenses                              30,769           46,332        13,702        10,360         8,368
                                                   -----------    -------------   -----------   -----------   -----------
      Total Expenses                                   950,359       23,157,782     2,377,573     1,448,917     1,446,824
      Less: Fees Paid Indirectly                            --          (60,201)      (88,890)           --            --
                                                   -----------    -------------   -----------   -----------   -----------
      Net Expenses                                     950,359       23,097,581     2,288,683     1,448,917     1,446,824
                                                   -----------    -------------   -----------   -----------   -----------
Net Investment Income (Loss)                          (315,537)       4,947,341     5,936,552    11,589,105    14,098,826
                                                   -----------    -------------   -----------   -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
    Net Realized Gain (Loss) on:
      Securities                                    (4,178,359)    (313,679,413)     (873,077)       17,723         3,636
      Futures Contracts                                     --               --            --      (323,040)           --
      Written Options Contracts                             --               --            --       192,104            --
      Swap Agreements                                       --               --            --        (6,032)           --
      Foreign Currency Transactions                   (200,401)          10,967            --       644,841            --
                                                   -----------    -------------   -----------   -----------   -----------
    Net Realized Gain (Loss)                        (4,378,760)    (313,668,446)     (873,077)      525,596         3,636
                                                   -----------    -------------   -----------   -----------   -----------
    Net Change in Unrealized Appreciation
      (Depreciation) on:
      Securities                                    (1,315,707)     239,676,014    21,312,333     1,146,738            --
      Futures Contracts                                     --               --            --       254,145            --
      Written Options Contracts                             --               --            --      (106,737)           --
      Swap Agreements                                       --               --            --      (296,377)           --
      Translation of Assets and Liabilities
        Denominated in Foreign Currencies                   71                4            --      (105,185)           --
                                                   -----------    -------------   -----------   -----------   -----------
    Net Change in Unrealized Appreciation
      (Depreciation)                                (1,315,636)     239,676,018    21,312,333       892,584            --
                                                   -----------    -------------   -----------   -----------   -----------
    Net Gain (Loss) on Investments                  (5,694,396)     (73,992,428)   20,439,256     1,418,180         3,636
                                                   -----------    -------------   -----------   -----------   -----------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                    $(6,009,933)   $ (69,045,087)  $26,375,808   $13,007,285   $14,102,462
                                                   ===========    =============   ===========   ===========   ===========

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             ASMT                                  ASMT
                                                       AMERICAN CENTURY                            JANUS
                                                     INTERNATIONAL GROWTH                     CAPITAL GROWTH
                                                           PORTFOLIO                             PORTFOLIO
                                              -----------------------------------   -----------------------------------
                                                 YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                OCTOBER 31,        OCTOBER 31,        OCTOBER 31,        OCTOBER 31,
                                                    2000               1999               2000               1999
                                              ----------------   ----------------   ----------------   ----------------
FROM OPERATIONS:
  Net Investment Income (Loss)                  $   (315,537)      $     47,233      $    4,947,341     $      827,438
  Net Realized Gain (Loss) on Investments         (4,378,760)          (426,619)       (313,668,446)       (53,595,339)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments                 (1,315,636)         4,321,537         239,676,018        239,637,126
                                                ------------       ------------      --------------     --------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                     (6,009,933)         3,942,151         (69,045,087)       186,869,225
                                                ------------       ------------      --------------     --------------
CAPITAL TRANSACTIONS:
  Contributions by Feeder Funds                  140,453,980         31,129,167       2,945,551,476      1,150,697,636
  Withdrawals by Feeder Funds                    (69,648,511)       (13,512,625)     (1,858,093,643)      (167,522,691)
                                                ------------       ------------      --------------     --------------
Net Increase in Net Assets from Capital
  Transactions                                    70,805,469         17,616,542       1,087,457,833        983,174,945
                                                ------------       ------------      --------------     --------------
       Total Increase in Net Assets               64,795,536         21,558,693       1,018,412,746      1,170,044,170
NET ASSETS:
  Beginning of Year                               36,579,476         15,020,783       1,324,282,662        154,238,492
                                                ------------       ------------      --------------     --------------
  End of Year                                   $101,375,012       $ 36,579,476      $2,342,695,408     $1,324,282,662
                                                ============       ============      ==============     ==============

See Notes to Financial Statements.

                                                   AMERICAN SKANDIA MASTER TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                          ASMT                                  ASMT                         ASMT
                                         INVESCO                                PIMCO                        JPM
                                      EQUITY INCOME                       TOTAL RETURN BOND              MONEY MARKET
                                        PORTFOLIO                             PORTFOLIO                   PORTFOLIO
                           -----------------------------------   -----------------------------------   ----------------
                              YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                             OCTOBER 31,        OCTOBER 31,        OCTOBER 31,        OCTOBER 31,        OCTOBER 31,
                                 2000               1999               2000               1999               2000
                           ----------------   ----------------   ----------------   ----------------   ----------------
FROM OPERATIONS:
  Net Investment Income
    (Loss)                   $  5,936,552       $  2,788,141      $  11,589,105       $  6,925,203     $    14,098,826
  Net Realized Gain
    (Loss) on Investments        (873,077)         3,669,326            525,596         (3,407,117)              3,636
  Net Change in
    Unrealized
    Appreciation
    (Depreciation) on
    Investments                21,312,333         11,102,698            892,584         (3,235,236)                 --
                             ------------       ------------      -------------       ------------     ---------------
Net Increase (Decrease)
  in Net Assets Resulting
  from Operations              26,375,808         17,560,165         13,007,285            282,850          14,102,462
                             ------------       ------------      -------------       ------------     ---------------
CAPITAL TRANSACTIONS:
  Contributions by Feeder
    Funds                     165,691,539        169,163,603        187,683,149        163,559,170       4,216,112,199
  Withdrawals by Feeder
    Funds                     (72,400,153)       (38,155,462)      (167,886,003)       (47,117,698)     (4,168,806,475)
                             ------------       ------------      -------------       ------------     ---------------
Net Increase in Net
  Assets from Capital
  Transactions                 93,291,386        131,008,141         19,797,146        116,441,472          47,305,724
                             ------------       ------------      -------------       ------------     ---------------
      Total Increase in
         Net Assets           119,667,194        148,568,306         32,804,431        116,724,322          61,408,186
NET ASSETS:
  Beginning of Year           212,018,533         63,450,227        176,099,488         59,375,166         191,083,790
                             ------------       ------------      -------------       ------------     ---------------
  End of Year                $331,685,727       $212,018,533      $ 208,903,919       $176,099,488     $   252,491,976
                             ============       ============      =============       ============     ===============

                                 ASMT
                                 JPM
                             MONEY MARKET
                              PORTFOLIO
                           ----------------
                              YEAR ENDED
                             OCTOBER 31,
                                 1999
                           ----------------
FROM OPERATIONS:
  Net Investment Income
    (Loss)                  $   4,396,358
  Net Realized Gain
    (Loss) on Investments           2,986
  Net Change in
    Unrealized
    Appreciation
    (Depreciation) on
    Investments                        --
                            -------------
Net Increase (Decrease)
  in Net Assets Resulting
  from Operations               4,399,344
                            -------------
CAPITAL TRANSACTIONS:
  Contributions by Feeder
    Funds                     398,826,561
  Withdrawals by Feeder
    Funds                    (261,147,912)
                            -------------
Net Increase in Net
  Assets from Capital
  Transactions                137,678,649
                            -------------
      Total Increase in
         Net Assets           142,077,993
NET ASSETS:
  Beginning of Year            49,005,797
                            -------------
  End of Year               $ 191,083,790
                            =============

See Notes to Financial Statements.

AMERICAN SKANDIA MASTER TRUST
SUPPLEMENTAL DATA
--------------------------------------------------------------------------------

                                                                               Ratio of Expenses to
                                                                               Average Net Assets(4)
                                                                            ---------------------------
                                                Net Assets at   Portfolio      Net      Expenses Before   Ratio of Net Investment
                                     Period     End of Period   Turnover    Operating      Fees Paid         Income (Loss) to
                                     Ended        (in 000s)       Rate      Expenses      Indirectly*      Average Net Assets(4)
                                    --------    -------------   ---------   ---------   ---------------   -----------------------
ASMT AMERICAN CENTURY
INTERNATIONAL GROWTH PORTFOLIO:     10/31/00     $  101,375        165%       1.34%          1.34%                 (0.45%)
----------------------------------
----------------------------------
                                    10/31/99         36,579         31%       1.57%          1.58%                  0.20%
                                    10/31/98         15,021         20%       2.60%          2.60%                 (0.67%)
                                    10/31/97(1)       3,497          1%       6.26%          6.26%                 (3.78%)
ASMT JANUS
CAPITAL GROWTH PORTFOLIO:           10/31/00     $2,342,695         32%       1.04%          1.04%                  0.22%
----------------------------------
----------------------------------
                                    10/31/99      1,324,283         47%       1.08%          1.09%                  0.12%
                                    10/31/98        154,238         77%       1.27%          1.27%                  0.17%
                                    10/31/97(1)       7,983         83%       2.79%          2.79%                  0.69%
ASMT INVESCO
EQUITY INCOME PORTFOLIO:            10/31/00     $  331,686         63%       0.85%          0.88%                  2.21%
----------------------------------
----------------------------------
                                    10/31/99        212,019         66%       0.90%          0.93%                  2.11%
                                    10/31/98         63,450         70%       1.13%          1.13%                  2.11%
                                    10/31/97(2)       6,503         46%       2.66%          2.66%                  2.39%
ASMT PIMCO
TOTAL RETURN BOND PORTFOLIO:        10/31/00     $  208,904        464%       0.79%          0.79%                  6.33%
----------------------------------
----------------------------------
                                    10/31/99        176,099        145%       0.81%          0.81%                  5.90%
                                    10/31/98         59,375        418%       1.07%          1.07%                  5.05%
                                    10/31/97(2)       5,025         93%       2.22%          2.22%                  3.51%
ASMT JPM
MONEY MARKET PORTFOLIO:             10/31/00     $  252,492        N/A        0.59%          0.59%                  5.77%
----------------------------------
----------------------------------
                                    10/31/99        191,084        N/A        0.63%          0.63%                  4.43%
                                    10/31/98         49,006        N/A        0.72%          0.72%                  4.69%
                                    10/31/97(3)       1,995        N/A        3.91%          3.91%                  1.00%

(1) Commenced operations on June 10, 1997.
(2) Commenced operations on June 18, 1997.
(3) Commenced operations on June 19, 1997.
(4) Annualized for periods less than one year.
 * Includes commissions received by American Skandia Marketing, Incorporated under the Trust's Distribution Plan as described in Note 3 to the Financial Statements.

See Notes to Financial Statements.

                                                   AMERICAN SKANDIA MASTER TRUST

OCTOBER 31, 2000
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     American Skandia Master Trust (the "Trust") is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The Trust was organized on March 6, 1997 as a business trust under the laws of the State of Delaware. The Trust operates as a series company and, at October 31, 2000, consisted of five diversified portfolios: ASMT American Century International Growth Portfolio ("International Growth") (formerly, T. Rowe Price International Equity Fund), ASMT Janus Capital Growth Portfolio ("Janus Capital Growth"), ASMT INVESCO Equity Income Portfolio ("Equity Income"), ASMT PIMCO Total Return Bond Portfolio ("Total Return Bond") (formerly, Total Return Bond Fund), and ASMT JPM Money Market Portfolio ("Money Market") ( each a "Portfolio" and collectively the "Portfolios").

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The following is a summary of significant accounting policies followed by the Trust, in conformity with accounting principles generally accepted in the United States, in the preparation of its financial statements. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION -- Portfolio securities are valued at the close of trading on the New York Stock Exchange. Equity securities are valued generally at the last reported sales price on the securities exchange on which they are primarily traded, or at the last reported sales price on the NASDAQ National Securities Market. Securities not listed on an exchange or securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices.

     Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Debt securities of Money Market are valued at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of discount or premium. For Portfolios other than Money Market, debt securities which mature in 60 days or less are valued at cost (or market value 60 days prior to maturity), adjusted for amortization to maturity of any premium or discount.

     Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees. As of October 31, 2000, there were no securities valued in accordance with such procedures.

FOREIGN CURRENCY TRANSLATION -- Portfolio securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

     Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.

     Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than portfolio securities, resulting from changes in exchange rates.

FOREIGN CURRENCY EXCHANGE CONTRACTS -- A foreign currency exchange contract ("FCEC") is a commitment to purchase or sell a specified amount of a foreign currency at a specified future date, in exchange for either a specified amount of another foreign currency or U.S. dollars.

     FCECs are valued at the forward exchange rates applicable to the underlying currencies, and changes in market value are recorded as unrealized gains and losses until the contract settlement date.

     Risks could arise from entering into FCECs if the counterparties to the contracts were unable to meet the terms of their contracts. In addition, the use of FCECs may not only hedge against losses on securities denominated in foreign currency, but may also reduce potential gains on securities from favorable movements in exchange rates.

FUTURES CONTRACTS AND OPTIONS -- A financial futures contract calls for delivery of a particular security at a specified price and future date. The seller of the contract agrees to make delivery of the type of security called for in the contract and the buyer agrees to take delivery at a specified future date. Such contracts require an initial margin deposit, in cash or cash equivalents, equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Portfolio each day, depending on the daily change in the value of the contract. Futures contracts are valued based on their quoted daily settlement prices. Fluctuations in value are recorded as unrealized gains and losses until such time that the contracts are terminated.

     An option is a right to buy or sell a particular security at a specified price within a limited period of time. The buyer of the option, in return for a premium paid to the seller, has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the options' value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing options which are exercised or closed is offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.

     Risks could arise from entering into futures and written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

REPURCHASE AGREEMENTS -- A repurchase agreement is a commitment to purchase government securities from a seller who agrees to repurchase the securities at an agreed-upon price and date. The excess of the resale price over the purchase price determines the yield on the transaction. Under the terms of the agreement, the market value, including accrued interest, of the government securities will be at least equal to their repurchase price. Repurchase agreements are recorded at cost, which, combined with accrued interest, approximates market value.

     Repurchase agreements bear a risk of loss in the event that the seller defaults on its obligation to repurchase the securities. In such case, the Portfolio may be delayed or prevented from exercising its right to dispose of the securities.

SWAP AGREEMENTS -- A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or "basket" of securities representing a particular index. The gross returns to be

                                                   AMERICAN SKANDIA MASTER TRUST

exchanged or "swapped" between the parties are calculated based on a "notional amount", which, each business day, is valued to determine each party's obligation under the contract. Fluctuations in value are recorded as unrealized gains and losses during the term of the contract.

     Commonly used swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa.

     Risks could arise from entering into swap agreements from the potential inability of counterparties to meet the terms of their contracts, and from the potential inability to enter into a closing transaction. It is possible that developments in the swaps market, including potential governmental regulation, could affect the Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

SECURITIES LOANS -- Each Portfolio may lend securities for the purpose of realizing additional income. All securities loans are collateralized by cash or securities issued or guaranteed by the U.S. Government or its agencies. The value of the collateral is at least equal to the market value of the securities lent. However, due to market fluctuations, the value of the securities lent may exceed the value of the collateral. On the next business day the collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity.

     Interest income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent.

     Lending securities involves certain risks, including the risk that the Portfolio may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

     At October 31, 2000, securities lending activities are summarized as follows:

                                       MARKET VALUE
                                       OF SECURITIES    MARKET VALUE     INCOME FROM
                                          ON LOAN       OF COLLATERAL     LENDING*
                                       -------------    -------------    -----------
Janus Capital Growth                   $302,269,163     $293,005,691      $688,818
Equity Income                            40,218,291       40,469,377        65,146

* Income earned for the period is included in interest income on the Statements of Operations.

DEFERRED ORGANIZATION COSTS -- The Trust bears all costs in connection with its organization. All such costs are amortized on a straight-line basis over a five-year period beginning on the date of the commencement of operations.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on the trade date. Realized gains and losses from securities sold are recognized on the specific identification basis. Dividend income is recorded on the ex-dividend date. Corporate actions, including dividends, on foreign securities are recorded on the ex-dividend date or, if such information is not available, as soon as reliable information is available from the Trust's sources. Interest income is recorded on the accrual basis and includes the accretion of discount and amortization of premium.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ADVISORY FEES -- The Portfolios have entered into investment management agreements with American Skandia Investment Services, Inc. ("Investment Manager") which provide that the Investment Manager will furnish each Portfolio with investment advice and investment management and administrative services. The Investment Manager has engaged the following firms as Sub-advisors for their respective Portfolios: American Century Investment Management, Inc., for International Growth; Janus Capital Corporation for Janus Capital Growth; INVESCO Funds Group, Inc. for Equity Income; Pacific Investment Management Company LLC for Total Return Bond; and J.P. Morgan Investment Management Inc. for Money Market.

     The Investment Manager receives a fee, computed daily and paid monthly, based on an annual rate of 1.00%, 1.00%, 0.75%, 0.65%, and 0.50% of the average daily net assets of the International Growth, Janus Capital Growth, Equity Income, Total Return Bond, and Money Market Portfolios, respectively. The Investment Manager pays each Sub-advisor a fee as compensation for advisory services provided to the Portfolios.

     On May 1, 2000, American Century Investment Management, Inc. became the Sub-advisor to the International Growth Fund (formerly subadvised by Rowe Price Fleming International, Inc.).

MANAGEMENT OF THE TRUST -- Certain officers and trustees of the Trust are officers or directors of the Investment Manager. The Trust pays no compensation directly to its officers or interested trustees.

DISTRIBUTOR -- The Trust has adopted a Distribution Plan (the "Plan") under Rule 12b-1 of the Investment Company Act of 1940. The Plan permits American Skandia Marketing, Incorporated ("ASMI") to receive brokerage commissions in connection with purchases and sales of securities by the Portfolios, and to use these commissions to promote the sale of shares of the American Skandia Advisor Funds, Inc. Under the Plan, securities transactions for a Portfolio may be directed to certain brokers for execution ("clearing brokers") who have agreed to pay part of the brokerage commissions received on these transactions to ASMI for "introducing" transactions to the clearing broker. In turn, ASMI uses the brokerage commissions received as an introducing broker to pay various distribution-related expenses, such as advertising, printing of sales materials, and payments to dealers.

     Commissions received by ASMI under the Plan are reflected in the cost of securities purchased and the proceeds from the sale of securities. These commissions are shown in the Statements of Operations as "Distribution Fees" and a corresponding reduction "Fees Paid Indirectly". Net expenses of the Portfolios are unaffected by these commissions. From November 1, 1999 to October 31, 2000, commissions received by ASMI totaled $149,091.

4. TAX MATTERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The Portfolios are treated as partnerships for federal income tax purposes. Accordingly, each investor in the Portfolios is allocated its share of net investment income and realized and unrealized gains and losses from investment transactions. It is intended that the Portfolios will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

                                                   AMERICAN SKANDIA MASTER TRUST

5. PORTFOLIO SECURITIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Purchases and sales of securities, other than U.S. government securities and short-term obligations, during the year ended October 31, 2000, were as follows:

                                             PURCHASES          SALES
                                           --------------    ------------
International Growth                       $  158,435,162    $104,299,103
Janus Capital Growth                        1,219,130,546     188,456,164
Equity Income                                 243,197,977     158,446,446
Total Return Bond                             841,762,832     675,197,636

     Purchases and sales of U.S. government securities, during the year ended October 31, 2000, were as follows:

                                             PURCHASES         SALES
                                            ------------    ------------
Equity Income                               $  6,611,526    $  1,584,824
Total Return Bond                            411,093,299     383,255,710

     At October 31, 2000, the cost and unrealized appreciation or depreciation in value of the investments owned by the Portfolios, for federal income tax purposes, were as follows:

                                                                                     NET
                                                   GROSS           GROSS          UNREALIZED
                                AGGREGATE        UNREALIZED      UNREALIZED      APPRECIATION
                                   COST         APPRECIATION    DEPRECIATION    (DEPRECIATION)
                              --------------    ------------    ------------    --------------
International Growth          $   94,990,278    $ 6,149,584     $(4,281,362)     $  1,868,222
Janus Capital Growth           1,878,565,984    539,969,850     (45,697,578)      494,272,272
Equity Income                    294,993,645     46,430,642     (11,594,435)       34,836,207
Total Return Bond                398,638,141        774,687      (2,559,452)       (1,784,765)
Money Market                     297,169,555             --              --                --

6. WRITTEN OPTIONS TRANSACTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Written options transactions, during the year ended October 31, 2000, were as follows:

                                                  TOTAL RETURN BOND
                                        --------------------------------------
                                               NUMBER OF
                                               CONTRACTS             PREMIUM
                                        -----------------------    -----------
Balance at beginning of year                      314               $ 204,067
Written                                          1,198               388,117
Expired                                          (977)              (337,762)
Exercised                                        (40)                (4,800)
Closed                                           (347)              (219,151)
                                                 -----             ----------
Balance at end of year                            148               $  30,471
                                                 -----             ----------
                                                 -----             ----------

     At October 31, 2000, Total Return Bond had sufficient cash and/or securities at least equal to the value of written options.

7. LINE OF CREDIT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The Portfolios and other affiliated funds participate in a $100 million unsecured, committed line of credit, provided by a syndication of banks, under a line of credit agreement. Borrowings may be made for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Any borrowings must be repaid within 30 days of their receipt. Interest is charged to each Portfolio, based on its borrowings, at a premium above the Federal Funds Rate. In addition, a commitment fee, equal to an annual rate of .09% of the average daily unused portion of the line of credit, is allocated among the participants at the end of each quarter. During the year ended October 31, 2000, there were no borrowings under the agreement.

                                                   AMERICAN SKANDIA MASTER TRUST

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Investors and Board of Trustees
of American Skandia Master Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the supplemental data present fairly, in all material respects, the financial position of ASMT American Century International Growth Portfolio, ASMT Janus Capital Growth Portfolio, ASMT INVESCO Equity Income Portfolio, ASMT PIMCO Total Return Bond Portfolio and ASMT JPM Money Market Portfolio (constituting American Skandia Master Trust hereafter referred as the "Trust") at October 31, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 15, 2000

Board of Directors

Jan R. Carendi
David E. A. Carson
Julian A. Lerner
Thomas M. Mazzaferro
Thomas M. O'Brien
F. Don Schwartz

[STAR GRAPHICS]

Investment Manager
American Skandia Investment Services, Incorporated
Shelton, CT 06484

Distributor
American Skandia Marketing, Incorporated
Shelton, CT 06484

Transfer Agent
Boston Financial Data Services, Inc.
Quincy, MA 02171

Administrator
PFPC Inc.
Wilmington, DE 19809

Independent Accountants
PricewaterhouseCoopers LLP
Philadelphia, PA 19103

Custodian
For domestic securities of Funds and Portfolios investing primarily in domestic securities:
PFPC Trust Company
Philadelphia, PA 19113

Co-custodian for foreign securities of Funds and Portfolios investing primarily in domestic securities and custodian for Funds and Portfolios investing primarily in foreign securities:
The Chase Manhattan Bank
New York, NY 11201

Legal Counsel
Stradley, Ronon, Stevens & Young, LLP
Philadelphia, PA 19103

[AMERICAN SKANDIA ADVISOR FUNDS LOGO]





Shares of the American Skandia Advisor Funds are:

- not deposits or obligations of, or guaranteed or endorsed by, any bank institution;

- not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency;

- subject to investment risk, including the possible loss of the principal amount invested.



The report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in a Fund unless preceded or accompanied by a current prospectus.


For more information, including a prospectus, contact American Skandia Marketing, Incorporated.

One Corporate Drive
P.O. Box 883
Shelton, CT 06484
Telephone: 800-752-6342 (800-SKANDIA)
Website: www.americanskandia.com

                                                         LIT CODE: (ASAFAN 1031)